EQUITY FUNDS

                              SEMI-ANNUAL REPORT

                              FOR THE SIX MONTHS ENDED DECEMBER 31, 1999



                                        [LOGO] ONE GROUP MUTUAL FUNDS



                                   ONE GROUP(R) SMALL CAP GROWTH FUND

                                   ONE GROUP(R) SMALL CAP VALUE FUND

                                   ONE GROUP(R) MID CAP GROWTH FUND

                                   ONE GROUP(R) MID CAP VALUE FUND

                                   ONE GROUP(R) DIVERSIFIED MID CAP FUND

                                   ONE GROUP(R) LARGE CAP GROWTH FUND

                                   ONE GROUP(R) LARGE CAP VALUE FUND

                                   ONE GROUP(R) EQUITY INCOME FUND

                                   ONE GROUP(R) DIVERSIFIED EQUITY FUND

                                   ONE GROUP(R) BALANCED FUND

                                   ONE GROUP(R) EQUITY INDEX FUND

                                   ONE GROUP(R) MARKET EXPANSION INDEX FUND

                                   ONE GROUP(R) INTERNATIONAL EQUITY INDEX FUND

                                   ONE GROUP(R) DIVERSIFIED INTERNATIONAL FUND

             -----------------------------------------------------
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             -----------------------------------------------------

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                         DECEMBER 31, 1999

Portfolio Performance Review.................................................. 2
Schedules of Portfolio Investments............................................ 4
Statements of Assets and Liabilities......................................... 97
Statements of Operations.................................................... 100
Statements of Changes in Net Assets......................................... 104
Statements of Cash Flows.................................................... 109
Schedules of Capital Stock Activity......................................... 110
Financial Highlights........................................................ 117
Notes to Financial Statements............................................... 172

--------------------------------------------------------------------------------
Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                         DECEMBER 31, 1999

STOCKS END YEAR ON STRONG NOTE
In general, most stock market averages finished 1999 on a strong note. For example, both the S&P 500 Index and the Dow Jones Industrial Average posted solid double-digit returns for an unprecedented fifth-consecutive year. For the 12 months ended December 31, 1999, the S&P posted a total return of 21.04%, and the Dow showed a total return of 27.21%.

Perhaps the biggest stock market story of 1999 occurred on NASDAQ. The technology-heavy index enjoyed a record-breaking year, increasing 85.6% during 1999. Even more amazing, more than half of that gain occurred after November 3, the day the index topped the 3000 mark. NASDAQ's 1999 performance represents the greatest single-year gain ever posted by a U.S. stock market index.

GROWTH SOARS, WHILE VALUE STRUGGLES
In terms of styles, large-capitalization growth stocks maintained their favored status among investors, as evidenced by the S&P 500/BARRA Growth Index's six-month total return of 15.56% and one-year total return of 28.25%, as of December 31, 1999. But, the fondness for growth stocks extended into other areas of the market. The S&P MidCap 400/BARRA Growth Index posted a six-month total return of 18.99% and a one-year total return of 28.74%, as of December 31, 1999. Small-cap growth stocks, as represented by the S&P SmallCap 600/BARRA Growth Index, posted a six-month and one-year total return of 17.60% and 19.57%, respectively, for the periods ended December 31, 1999.

Value stocks, in general, suffered a disappointing second half that capped off a difficult year. Several factors worked against value stocks, including rising interest rates, the dominance of the growth sector, and the frenzy for high-flying technology stocks. As of December 31, 1999, large-capitalization value stocks, as represented by the S&P 500/BARRA Value Index, offered a six-month total return of -1.08% and a one-year total return of 12.72%. Smaller-cap value stocks didn't fare nearly as well. For example, the S&P MidCap 400/ BARRA Value Index posted a six-month total return of -3.17% and a one-year total return of 2.33%; and the S&P SmallCap 600/BARRA Value Index posted six-month and one-year total returns of -5.00% and 3.03%, respectively, for the periods ended December 31, 1999.

TECHNOLOGY STOCKS DRIVE GROWTH SURGE
While growth stocks enjoyed solid overall returns in the second half of 1999, much of that performance was concentrated in a single sector--technology. Investors demonstrated strong demand for fast-growing technology plays. In particular, Internet-related and wireless communications-related sectors attracted significant investments and offered spectacular performance.

Many non-technology sectors, including some traditional growth sectors, actually suffered during the period. For example, the growth-oriented health care sector posted negative returns.

INTERNATIONAL STOCKS ENJOY TURNAROUND
The second half of 1999 saw the international stock market, as measured by the Europe, Australia and Far East Gross Domestic Product (EAFE GDP) Index, stage a turnaround. In fact, the EAFE index outperformed the S&P 500 Index for the final six months of 1999 and for the entire 12-month period ended December 31, 1999. EAFE GDP's six-month and one-year total returns were 23.99% and 31.00%, respectively.

Despite a slow start to 1999, due primarily to problems associated with the euro, Europe staged a comeback in the second half of the year. Also, Asia's recovery came quicker and stronger than most expected. The emerging markets also offered strong performance.

ONE GROUP FUNDS STAY TRUE TO STYLES
By staying true to their disciplines and stated style objectives, most One Group stock funds offered solid total returns for the six-month and one-year periods.

In the growth sector, our funds remained focused on companies with predictable earnings streams and solid earnings growth prospects. Our value-oriented funds focused on attractively priced stocks with improving fundamentals.

Despite the performance advantages in the technology sector, our funds stayed true to their stated style and diversification objectives. Many of our funds were able to benefit from the technology rally, but within the

--------------------------------------------------------------------------------
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                         DECEMBER 31, 1999

guidelines of our disciplined strategies. We did not significantly alter our sector weightings or chase the best-performing technology stocks to boost short-term performance. Instead, we simply invested in those issues--in the technology sector and all others--that our research efforts identified as good long-term prospects. We believe this is a prudent long-term strategy, regardless of what happens over short-term time periods.

OUTLOOK REMAINS GOOD
We believe that conditions remain favorable for continued stock market growth, though probably not at the pace we've seen over the last several years. We think that interest rates will continue their upward course, at least for the first half of 2000. This should continue to put some pressure on the stock market. Once rates subside, we hope to see market participation widen into the value sector.

We believe that diversification will be a key strategy in 2000. Investors should avoid the temptation to chase 1999's big winners and make sure they maintain a broadly diversified equity portfolio that includes a variety of domestic and international stocks.

/s/ Richard R. Jandrain
Richard R. Jandrain III
Chief Investment Officer of Equity Securities
Banc One Investment Advisors

S&P 500/BARRA Growth Index contains those stocks in the S&P 500 with higher price-to-book ratios. S&P MidCap 400/BARRA Growth Index is an unmanaged index representing the performance of the highest price-to-book securities in the S&P Midcap 400 Index. S&P Small Cap 600/ BARRA Growth Index is an unmanaged index generally representative of the performance of 600 small capitalization domestic stocks with a higher price-to-book ratio. S&P 500/BARRA Value Index contains those stocks in the S&P 500 with lower price-to-book ratios. S&P MidCap 400/ BARRA Value Index is an unmanaged index representing the performance of the lowest price-to-book securities in the S&P Midcap 400 Index. S&P SmallCap 600/BARRA Value Index is an unmanaged index generally representative of the performance of 600 small capitalization domestic stocks with a lower price-to-book ratio. Morgan Stanley EAFE/GDP Index is an unmanaged index generally representative of the performance of international stock markets. Investors are unable to purchase the indexes directly, although they can invest in the underlying securities.

--------------------------------------------------------------------------------
One Group Mutual Funds
Small Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS (97.3%):
Business Equipment & Services (21.2%):
     30     Advo, Inc. (b).......................  $    717
     54     American Management Systems (b)......     1,694
     23     Catalina Marketing Corp. (b).........     2,628
     38     Choicepoint, Inc. (b)................     1,560
     77     Ciber, Inc. (b)......................     2,104
     30     Clarify, Inc. (b)....................     3,818
     24     Computer Task Group, Inc. ...........       348
     20     Concord Communications, Inc. (b).....       888
     48     Dendrite International, Inc. (b).....     1,612
     20     Factset Research Systems, Inc. ......     1,577
     26     Henry (Jack) & Associates............     1,412
     27     HNC Software, Inc. (b)...............     2,834
     41     Hyperion Solutions Corp. (b).........     1,784
     40     Insight Enterprises, Inc. (b)........     1,617
     16     Issac Fair & Company, Inc. ..........       848
     36     John H. Harland Co. .................       659
     39     Labor Ready, Inc. (b)................       470
     25     Maximus, Inc. (b)....................       848
      4     Media Metrix, Inc. (b)...............       157
     47     Medquist, Inc. (b)...................     1,208
     42     National Computer Systems, Inc. .....     1,561
     27     Prepaid Legal Services, Inc. (b).....       650
     59     Profit Recovery Group International
              (b)................................     1,570
     18     QRS Corp. (b)........................     1,867
     47     RSA Security, Inc. (b)...............     3,612
     22     SEI Corp. ...........................     2,618
     55     Technology Solutions Co. (b).........     1,801
     58     True North Communications............     2,596
     71     Whittman-Hart, Inc. (b)..............     3,818
     38     Zebra Technologies Corp., Class A
              (b)................................     2,223
                                                   --------
                                                     51,099
                                                   --------
Capital Goods (5.6%):
     20     C&D Technologies, Inc. ..............       842
     18     Crane Co. ...........................       358
     24     Elcor Corp. .........................       732
     16     Electro Scientific Industries, Inc.
              (b)................................     1,168
     33     Graco, Inc. .........................     1,170
     28     Helix Technology Corp. ..............     1,232
     33     Insituform Technologies (b)..........       932
     43     Manitowoc Co., Inc. .................     1,445
     43     Methode Electronics, Class A.........     1,388
     38     Roper Industries, Inc. ..............     1,444
     20     Technitrol, Inc. ....................       890
     50     Vicor Corp. (b)......................     2,025
                                                   --------
                                                     13,626
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Consumer Durable (2.2%):
     26     Copart, Inc. (b).....................  $  1,148
     90     Gentex Corp. (b).....................     2,492
     33     Polaris Industries, Inc. ............     1,182
     27     Winnebago Industries, Inc. ..........       544
                                                   --------
                                                      5,366
                                                   --------
Consumer Non-Durable (2.5%):
     20     AptarGroup, Inc. ....................       497
     28     Biomatrix, Inc. (b)..................       533
      9     Coca-Cola Bottling Co. ..............       441
     39     Fossil, Inc. (b).....................       904
     26     Libbey, Inc. ........................       750
     41     Pacific Sunwear of California (b)....     1,323
     23     Quiksilver, Inc. (b).................       355
     25     Timberland Co., Class A (b)..........     1,344
                                                   --------
                                                      6,147
                                                   --------
Consumer Services (1.7%):
     46     Midway Games, Inc. (b)...............     1,101
     22     THQ, Inc. (b)........................       510
     62     Valassis Communications, Inc. (b)....     2,601
                                                   --------
                                                      4,212
                                                   --------
Energy (0.5%):
     19     Cal Dive International, Inc. (b).....       629
     25     Newfield Exploration Co. (b).........       661
                                                   --------
                                                      1,290
                                                   --------
Financial Services (5.6%):
     23     Arthur J. Gallagher & Co. ...........     1,515
     17     Blanch (E.W.) Holdings, Inc. ........     1,029
     37     Chittenden Corp. ....................     1,090
     37     Commerce Bancorp, Inc. ..............     1,512
     44     Eaton Vance Corp. ...................     1,688
     63     Hudson United Bancorp ...............     1,610
     13     Investors Financial Services
              Corp. .............................       575
     32     Pioneer Group, Inc. (b)..............       504
     38     Premier Bancshares, Inc. ............       518
     28     Queens County Bancorp ...............       762
     66     Trustco Bank Corp. ..................       873
     24     US Trust Corp. ......................     1,901
                                                   --------
                                                     13,577
                                                   --------
Health Care (12.5%):
     40     Alpharm, Inc., Class A...............     1,227
     32     Barr Laboratories, Inc. (b)..........       988
     71     BIO Technology General Corp. (b).....     1,089
     44     Cephalon, Inc. (b)...................     1,514
     36     Cor Therapeutics, Inc. (b)...........       962
     37     Cygnus, Inc. (b).....................       675

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Small Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Health Care, continued:
     35     Enzo Biochem, Inc. (b)...............  $  1,568
     38     Hooper Holmes, Inc. .................       984
     53     IDEC Pharmaceuticals Corp. (b).......     5,168
     34     Incyte Pharmaceuticals, Inc. (b).....     2,022
     55     Jones Pharma, Inc. ..................     2,406
     31     Laser Vision Centers, Inc. (b).......       323
     59     Liposome Co., Inc. (b)...............       720
     34     Mentor Corp. ........................       865
     44     Patterson Dental Co. (b).............     1,871
     25     Protein Design Labs, Inc. (b)........     1,750
     56     Renal Care Group, Inc. (b)...........     1,300
     21     Resmed, Inc. (b).....................       877
     69     Safeskin Corp. (b)...................       840
     67     Summit Technology, Inc. (b)..........       781
     35     Vertex Pharmaceuticals, Inc. (b).....     1,225
     25     Wesley Jessen Visioncare (b).........       928
                                                   --------
                                                     30,083
                                                   --------
Raw Materials (3.0%):
     48     Buckeye Technologies, Inc. (b).......       715
     10     Cambrex Corp. .......................       344
     29     Geon Co. ............................       949
     30     MacDermid, Inc. .....................     1,244
     35     Scotts Co., Class A (b)..............     1,393
     26     Techne Corp. (b).....................     1,433
     38     Valence Technology, Inc. (b).........       722
     19     WD-40 Co. ...........................       420
                                                   --------
                                                      7,220
                                                   --------
Retail (4.7%):
     36     Applebees International, Inc. .......     1,053
     33     CEC Entertainment, Inc. (b)..........       931
     25     Cost Plus Inc./ California (b).......       891
     34     Delta Pine & Land Co. ...............       592
     46     Jack In The Box, Inc. (b)............       958
     48     Linens 'n Things, Inc. (b)...........     1,416
     62     O'Reilly Automotive, Inc. (b)........     1,322
     55     Regis Corp. .........................     1,045
     25     Sonic Corp. (b)......................       718
     25     The Cheesecake Factory (b)...........       861
     31     Whole Foods Market, Inc. (b).........     1,456
                                                   --------
                                                     11,243
                                                   --------
Shelter (0.7%):
     50     Ethan Allen Interiors, Inc. .........     1,594
                                                   --------
Technology (33.5%):
     19     Adative Broadband Corp. (b)..........     1,402
     13     Alliant Techsystems, Inc. (b)........       823

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Technology, continued:
     24     Alpha Industries, Inc. (b)...........  $  1,364
     25     Apex, Inc. (b).......................       806
     45     Artesyn Technologies, Inc. (b).......       951
     56     Aspect Communications Corp. .........     2,203
     34     Aspen Technology, Inc. (b)...........       899
     25     Black Box Corp. (b)..................     1,675
     65     Burr-Brown Corp. (b).................     2,357
     18     C-Cor.Net Corp. (b)..................     1,379
     50     C-Cube Microsystems, Inc. (b)........     3,106
     51     Cognex Corp. (b).....................     1,977
     62     Commscope, Inc. (b)..................     2,511
     34     CTS Corp. ...........................     2,563
     35     Dallas Semi-Conductor Corp. .........     2,281
     82     Digital Microwave Corp. (b)..........     1,929
     28     Dionex Corp. (b).....................     1,133
     32     Dycom (b)............................     1,406
     21     Electroglas, Inc. (b)................       530
     28     Etec Systems, Inc. (b)...............     1,261
     44     Filenet Corp. (b)....................     1,122
     51     Harbinger Corp. (b)..................     1,622
     31     Inter-Tel, Inc. .....................       765
     39     Intervoice, Inc. (b).................       904
     48     Kemet Corp. (b)......................     2,163
     15     Kronos, Inc. (b).....................       894
     28     Kulicke & Soffa Industries (b).......     1,192
     58     Lattice Semiconductor Corp. (b)......     2,733
     62     Macromedia, Inc. (b).................     4,519
     48     Mercury Interactive (b)..............     5,128
     50     Micrel, Inc. (b).....................     2,870
     20     Micros Systems, Inc. (b).............     1,487
     64     National Instruments Corp. (b).......     2,459
     21     Oak Industries, Inc. (b).............     2,250
     78     P-Com, Inc. (b)......................       690
     21     Plantronics, Inc. (b)................     1,467
     22     Plexus Corp. (b).....................       955
     25     Powerwave Technologies, Inc. (b).....     1,454
     22     Progress Software Corp. (b)..........     1,231
     28     Project Software & Development, Inc.
              (b)................................     1,554
     14     Proxim, Inc. (b).....................     1,540
     37     Remedy Corp. (b).....................     1,776
     27     Trimble Navigation, Ltd. (b).........       584
     39     Verity, Inc. (b).....................     1,660
     38     Visio Corp. (b)......................     1,824
     35     Xircom, Inc. (b).....................     2,603
     18     Zixit Corp. (b)......................       725
                                                   --------
                                                     80,727
                                                   --------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Small Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Transportation (2.5%):
     44     Air Express International Corp. .....  $  1,428
     32     Eagle USA Airfreight, Inc. (b).......     1,384
     62     Expeditors International of
              Washington, Inc. ..................     2,699
     17     Midwest Express Holdings (b).........       542
                                                   --------
                                                      6,053
                                                   --------
Utilities (1.1%):
     50     Philadelphia Suburban Corp. .........     1,028
     97     Talk.Com, Inc. (b)...................     1,717
                                                   --------
                                                      2,745
                                                   --------
  Total Common Stocks                               234,982
                                                   --------
INVESTMENT COMPANIES (2.5%):
  5,971     One Group Prime Money Market Fund,
              Class I............................     5,971
                                                   --------
  Total Investment Companies                          5,971
                                                   --------
U.S. TREASURY OBLIGATIONS (0.2%):
U.S. Treasury Bills (0.2%):
 $  395     1/20/00..............................       394
    115     3/23/00..............................       114
                                                   --------
  Total U.S. Treasury Obligations                       508
                                                   --------
SHORT-TERM SECURITIES HELD AS COLLATERAL (4.9%):
Investment Companies (0.9%):
  1,715     Aim Liquid Asset Money Market Fund...     1,715
    343     One Group Prime Money Market Fund,
              Class I............................       343
                                                   --------
                                                      2,058
                                                   --------
Master Notes (0.4%):
 $  401     Bear Stearns Mortgage Capital, 4.77%,
              1/3/00*............................       401
    171     Lehman Brothers, 4.88%, 1/3/00*......       171
    171     Merrill Lynch, 4.68%, 1/3/00*........       171
    103     NationsBanc Capital Markets, 4.70%,
              1/3/00*............................       103
                                                   --------
                                                        846
                                                   --------
Put Bonds (1.8%):
    457     Amex Centurion, 5.08%, 2/18/00*......       457
    149     Branch Banking & Trust, 5.11%,
              5/25/00*...........................       149

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Put Bonds, continued:
 $  343     Caterpillar Financial, 5.17%,
              5/1/01*............................  $    343
    286     Chase Manhattan, 5.23%, 5/6/02*......       286
    263     Evangelical Lutheran, 6.64%,
              4/28/00*...........................       262
    286     Fleet National Bank, 5.04%,
              4/18/00*...........................       286
    286     GMAC, 5.19%, 5/3/01*.................       286
    114     J.P. Morgan & Co., 5.07%, 5/4/00*....       114
    286     J.P. Morgan & Co., 5.13%, 5/4/01*....       286
    286     Lehman Brothers, 6.64%, 7/20/00*.....       286
    114     Liberty Lighthouse, 5.12%, 5/5/00*...       114
    286     Merrill Lynch, 5.28%, 5/6/02*........       286
    514     Morgan Stanley, 5.25%, 01/21/00*.....       514
    131     Salomon Smith Barney, 5.01%,
              2/5/01*............................       131
    286     Sigma Finance, Inc., 5.11%,
              3/31/00*...........................       286
    343     SPARCC, 6.05%, 3/24/00*..............       343
                                                   --------
                                                      4,429
                                                   --------
Repurchase Agreements (1.8%):
  1,143     HSBC, 4.67%, 1/3/00, (Collateralized
              by $3,578 various Government
              Securities, 0.00% - 10.63%,
              1/28/00 - 4/15/29, market value
              $1,166)............................     1,143
    857     HSBC, 4.62%, 1/3/00, (Collateralized
              by $1,166, various Government
              Securities, 0.00% - 13.38%,
              1/20/00 - 3/7/12, market value
              $875)..............................       857
  1,372     Lehman Brothers, 4.85%, 1/3/00,
              (Collateralized by 32 various
              Equity Securities, market value
              $1,444)............................     1,372
  1,095     Lehman Brothers, 4.65%, 1/3/00
              (Collateralized by $1,149 various
              Commercial Paper, 0.00%, 1/10/00 -
              5/23/00, market value $1,149)......     1,095
                                                   --------
                                                      4,467
                                                   --------
  Total Short-Term Securities Held as Collateral     11,800
                                                   --------
Total (Cost $207,222) (a)                          $253,261
                                                   ========

------------

Percentages indicated are based on net assets of $241,508.

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Small Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $52,462
                   Unrealized depreciation......................   (6,423)
                                                                  -------
                   Net unrealized appreciation..................  $46,039
                                                                  =======

(b) Non-income producing securities.

 * The interest rate for this variable rate note, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1999.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Small Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS (95.8%):
Capital Goods (8.8%):
    100     Hubbell, Inc., Class B...............  $  2,725
    150     Interface, Inc. .....................       863
      6     Nacco Industries, Class A............       333
     90     Snap-On, Inc. .......................     2,391
     70     Tecumseh Products Co. ...............     3,302
     85     Trinity Industries, Inc. ............     2,417
    125     Wabash National Corp. ...............     1,875
    145     Watsco, Inc. ........................     1,677
    140     Watts Industries, Inc., Class A......     2,065
    150     X-Rite, Inc. ........................       938
                                                   --------
                                                     18,586
                                                   --------
Commercial Services (7.1%):
    125     A.H. Belo Corp. .....................     2,383
    106     Interim Services, Inc. (b)...........     2,624
    140     Kelly Services, Inc. ................     3,518
     50     Lawson Products, Inc. ...............     1,156
    151     Olsten Corp. ........................     1,709
    100     Thomas Nelson, Inc. .................       925
    215     Unifirst Corp. ......................     2,714
                                                   --------
                                                     15,029
                                                   --------
Consumer Durable (5.9%):
    100     Arctic Cat, Inc. ....................     1,000
     50     Borg Warner Automotive, Inc. ........     2,025
     50     Cooper Tire & Rubber Co. ............       778
     29     La-Z-Boy, Inc. ......................       483
     55     Littelfuse, Inc. (b).................     1,337
     47     Myers Industries, Inc. ..............       740
    100     Simpson Industries...................     1,125
     40     Simpson Manufacturing Co., Inc.
              (b)................................     1,741
    150     Tower Automotive, Inc. (b)...........     2,316
    100     Transpro, Inc. ......................       644
     20     Tredegar Industries Corp. ...........       405
                                                   --------
                                                     12,594
                                                   --------
Consumer Non-Durable (6.3%):
     66     AptarGroup, Inc. ....................     1,656
     46     Canandaigua Brands Inc., Class A
              (b)................................     2,361
     60     Dean Foods...........................     2,385
     15     IBP, Inc. ...........................       270
     50     Libbey, Inc. ........................     1,432
     64     Michael Foods, Inc. .................     1,564
    135     Smithfield Foods, Inc. (b)...........     3,240
     32     The Earthgrains Co. .................       519
                                                   --------
                                                     13,427
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Energy (3.5%):
    100     Ashland Co., Inc. ...................  $  3,294
     53     Cabot Oil & Gas Corp., Class A.......       851
    175     Ocean Energy, Inc. (b)...............     1,356
     95     Valero Energy Corp. .................     1,888
                                                   --------
                                                      7,389
                                                   --------
Financial Services (16.7%):
    100     Banknorth Group, Inc. ...............     2,675
     32     Centura Banks, Inc. .................     1,399
     75     Commerce Group, Inc. ................     1,959
     65     Community First Bankshares...........     1,017
     75     Countrywide Credit Industries,
              Inc. ..............................     1,894
     25     Enhance Financial Services Group,
              Inc. ..............................       406
    100     First American Financial Corp. ......     1,244
     50     First Virginia Banks, Inc. ..........     2,150
     60     FirstMerit Corp. ....................     1,380
    160     Horace Mann Educators................     3,139
     35     Legg Mason, Inc. ....................     1,269
    100     Liberty Financial Companies, Inc. ...     2,294
    100     Pacific Century Financial Corp. .....     1,869
    150     Phoenix Investment Partners..........     1,219
     25     PMI Group, Inc. .....................     1,220
     50     Radian Group, Inc. ..................     2,388
     37     Reinsurance Group Of America,
              Inc. ..............................     1,013
     38     Sovereign Bancorp, Inc. .............       280
    125     State Auto Financial Corp. ..........     1,141
    110     Susquehanna Bancshares, Inc. ........     1,741
     77     Triad Guaranty, Inc. (b).............     1,745
     85     Washington Federal, Inc. ............     1,679
                                                   --------
                                                     35,121
                                                   --------
Health Care (7.2%):
    197     Amerisource Health Corp., Class A
              (b)................................     2,990
     50     Arrow International, Inc. ...........     1,457
    145     Bindley Western Industries, Inc. ....     2,184
    112     Coventry Health Care, Inc. (b).......       756
    176     Foundation Health Systems, Inc.,
              Class A (b)........................     1,749
      4     Pacificare Health (b)................       228
     85     Quest Diagnostics, Inc. (b)..........     2,598
     18     Rightchoice Managed Care, Class A
              (b)................................       201
     99     St Jude Medical, Inc. (b)............     3,033
                                                   --------
                                                     15,196
                                                   --------
Raw Materials (10.0%):
    100     A. Schulman, Inc. ...................     1,631
     58     Caraustar Industries, Inc. ..........     1,390
    100     Cleveland Cliffs, Inc. ..............     3,112
     40     Crown Cork & Seal Co., Inc. .........       895

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Small Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Raw Materials, continued:
     25     Florida Rock Industries..............  $    854
     71     OM Group, Inc. ......................     2,445
     15     Rayonier Inc. .......................       725
     75     Reliance Steel And Aluminum Co. .....     1,758
    100     Rock-Tenn, Class A...................     1,475
     75     RPM, Inc. ...........................       764
     60     Ryerson Tull, Inc. ..................     1,162
     75     Sherwin Williams Co. ................     1,575
     30     The Valspar Corp. ...................     1,256
     23     Universal Forest Products, Inc. .....       339
    100     Wellman, Inc. .......................     1,863
                                                   --------
                                                     21,244
                                                   --------
Real Estate Investment Trust (2.7%):
     75     Centerpoint Properties Corp. ........     2,691
    134     Great Lakes REIT, Inc. ..............     1,925
    125     Thornburg Mortgage Asset Group.......     1,031
                                                   --------
                                                      5,647
                                                   --------
Retail (5.8%):
    200     Bob Evans Farms, Inc. ...............     3,088
    175     Bon-Ton Stores (b)...................       645
     70     Buffets, Inc. (b)....................       700
     59     Consolidated Products, Inc. (b)......       601
    151     Dillard's, Inc. .....................     3,056
    100     Goody's Family Clothing, Inc. (b)....       538
     50     IHOP Corp. (b).......................       834
     65     Lone Star Steakhouse & Saloon (b)....       580
    107     Pier 1 Imports, Inc. ................       682
     57     Prime Hospitality Corp. (b)..........       502
     50     Ruddick Corp. .......................       775
     53     Stride Rite Corp. ...................       345
                                                   --------
                                                     12,346
                                                   --------
Shelter (3.1%):
     60     Armstrong World Industries, Inc. ....     2,003
     98     Crossmann Communities, Inc. (b)......     1,525
     25     D.R. Horton, Inc. ...................       345
    100     Fleetwood Enterprises................     2,063
     38     MDC Holdings, Inc. ..................       593
                                                   --------
                                                      6,529
                                                   --------
Technology (10.2%):
     95     Advanced Communications Systems, Inc.
              (b)................................     1,819
     76     Analysts International Corp. ........       948
    135     Arrow Electronics, Inc. (b)..........     3,425
     90     Autodesk, Inc. ......................     3,037
     40     Avnet, Inc. .........................     2,407

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Technology, continued:
    100     Benchmark Electronics, Inc. (b)......  $  2,291
     24     Burr-Brown Corp. (b).................       858
    100     Information Resources, Inc. (b)......       925
     50     Kent Electronics Corp. (b)...........     1,138
     25     National Instruments Corp. (b).......       956
     50     Silicon Valley Group, Inc. (b).......       888
     52     SPSS, Inc. (b).......................     1,323
    125     Structural Dynamics Research Corp.
              (b)................................     1,594
      3     Tetra Tech, Inc. (b).................        42
                                                   --------
                                                     21,651
                                                   --------
Transportation (4.5%):
    110     Airborne Freight Corp. ..............     2,420
    110     Alexander & Baldwin, Inc. ...........     2,508
    150     J.B. Hunt Transport Services,
              Inc. ..............................     2,077
    150     Pittston Bax Group...................     1,594
     60     Yellow Corp. (b).....................     1,014
                                                   --------
                                                      9,613
                                                   --------
Utilities (4.0%):
     50     American Water Works Co., Inc. ......     1,063
    103     Atmos Energy Corp. ..................     2,105
    150     DPL, Inc. ...........................     2,596
     25     New Jersey Resources Corp. ..........       973
     80     Northwest Natural Gas Co. ...........     1,755
                                                   --------
                                                      8,492
                                                   --------
  Total Common Stocks                               202,864
                                                   --------
INVESTMENT COMPANIES (3.9%):
  8,252     One Group Prime Money Market Fund,
              Class I............................     8,252
                                                   --------
  Total Investment Companies                          8,252
                                                   --------
REPURCHASE AGREEMENTS (0.4%):
 $  767     State Street Bank & Trust, 3.00%,
              1/3/00, (Collateralized by $767
              U.S. Government Security, 0.00%,
              6/15/00, market value $783)........       767
                                                   --------
  Total Repurchase Agreements                           767
                                                   --------
SHORT-TERM SECURITIES HELD AS COLLATERAL (0.7%):
Investment Companies (0.1%):
    201     Aim Liquid Asset Money Market Fund...       201
     40     One Group Prime Money Market Fund,
              Class I............................        40
                                                   --------
                                                        241
                                                   --------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Small Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Master Notes (0.0%):
 $   47     Bear Stearns, 4.77%, 1/3/00*.........  $     47
     20     Lehman Brothers, 4.88%, 1/3/00*......        20
     20     Merrill Lynch, 4.68%, 1/3/00*........        20
     12     NationsBanc, 4.70%, 1/3/00*..........        12
                                                   --------
                                                         99
                                                   --------
Put Bonds (0.3%):
     53     Amex Centurion, 5.08%, 2/18/00*......        53
     17     Branch Banking & Trust, 5.11%,
              5/25/00*...........................        17
     40     Caterpillar Financial, 5.17%,
              5/1/01*............................        40
     34     Chase Manhattan, 5.23%, 5/6/02*......        34
     31     Evangelical Lutheran, 6.64%,
              4/28/00*...........................        31
     34     Fleet National Bank, 5.04%,
              4/18/00*...........................        34
     34     GMAC, 5.19%, 5/3/01*.................        34
     34     J.P. Morgan & Co., 5.13%, 5/4/01*....        34
     13     J.P. Morgan & Co., 5.07%, 5/4/00*....        13
     34     Lehman Brothers, 6.64%, 7/20/00*.....        34
     13     Liberty Lighthouse, 5.12%, 5/5/00*...        13
     34     Merrill Lynch, 5.28%, 5/6/02*........        34
     59     Morgan Stanley, 5.25%, 1/21/00*......        59
     15     Salomon Smith Barney, 5.01%,
              2/5/01*............................        15
     34     Sigma Finance, Inc., 5.11%,
              3/31/00*...........................        34
     40     SPARCC, 6.05%, 3/24/00*..............        40
                                                   --------
                                                        519
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Repurchase Agreements (0.3%):
 $  101     HSBC, 4.62%, 1/3/00, (Collateralized
              by $137 various Government
              Securities, 0.00% - 13.38%,
              1/20/00 - 3/7/12, market value
              $103)..............................  $    101
    134     HSBC, 4.67%, 1/3/00, (Collateralized
              by $420 various Government
              Securities, 0.00% - 10.63%,
              1/28/00 - 4/15/29, market value
              $137)..............................       134
    162     Lehman Brothers, 4.85%, 1/3/00,
              (Collateralized by 4 various Equity
              Securities, market value $169).....       162
    128     Lehman Brothers, 4.65%, 1/3/00,
              (Collateralized by $135 various
              Commercial Paper, 0.00%, 1/10/00 -
              5/23/00, market value $135)........       128
                                                   --------
                                                        525
                                                   --------
  Total Short-Term Securities Held as Collateral      1,384
                                                   --------
Total (Cost $214,930) (a)                          $213,267
                                                   ========

------------

Percentages indicated are based on net assets of $211,672.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

Unrealized appreciation......................    $ 13,180
Unrealized depreciation......................     (14,843)
                                                 --------
Net unrealized appreciation..................    $ (1,663)
                                                 ========

(b) Non-income producing securities.

 * Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1999.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Mid Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMERCIAL PAPER (2.3%):
Financial Services (2.3%):
 $42,000    GE Capital Corp., 6.17%, 3/16/00....  $   41,521
                                                  ----------
  Total Commercial Paper                              41,521
                                                  ----------
COMMON STOCKS (93.7%):
Business Equipment & Services (12.9%):
      23    Agency.com, Ltd. (b)................       1,188
     280    Apollo Group, Inc., Class A (b).....       5,624
     167    Checkfree Holdings Corp. (b)........      17,399
     405    Cintas Corp. .......................      21,537
     597    Comdisco, Inc. .....................      22,235
     729    Concord EFS, Inc. (b)...............      18,763
     621    Convergys Corp. (b).................      19,086
     431    Fiserv, Inc. (b)....................      16,497
      14    Internet Capital Group, Inc. (b)....       2,380
     278    Manpower, Inc.......................      10,445
     336    Miller (Herman), Inc. ..............       7,730
      12    Netratings, Inc. (b)................         582
      49    Omnicom Group, Inc. ................       4,880
      23    Optio Software, Inc. (b)............         548
     143    QLogic Corp. (b)....................      22,878
     259    Reynolds & Reynolds Co. ............       5,832
     520    Robert Half International, Inc.
              (b)...............................      14,853
     392    Staples, Inc. (b)...................       8,142
     376    Viad Corp. .........................      10,481
     368    Waters Corp. (b)....................      19,493
      37    Xpedior, Inc. (b)...................       1,070
                                                  ----------
                                                     231,643
                                                  ----------
Capital Goods (1.7%):
     259    American Standard Companies (b).....      11,868
     259    Fastenal Co. .......................      11,621
     138    USG Corp. ..........................       6,522
                                                  ----------
                                                      30,011
                                                  ----------
Consumer Durable (2.8%):
     547    Harley-Davidson, Inc. ..............      35,010
     178    SPX Corp. (b).......................      14,393
                                                  ----------
                                                      49,403
                                                  ----------
Consumer Non-Durable (2.6%):
     182    American Eagle Outfitters (b).......       8,181
     525    Dial Corp. .........................      12,771
     155    Hormel Foods Corp. .................       6,305
     436    Jones Apparel Group, Inc. (b).......      11,818
     269    McCormick & Co., Inc. ..............       8,009
                                                  ----------
                                                      47,084
                                                  ----------
Consumer Services (6.2%):
     196    Hispanic Broadcasting Corp. (b).....      18,029
     187    International Speedway Corp. .......       9,400

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
     414    Readers Digest Assoc., Inc. ........  $   12,104
     413    Univision Communications (b)........      42,151
     180    Viacom, Inc. (b)....................      10,849
     251    Westwood One, Inc. (b)..............      19,076
                                                  ----------
                                                     111,609
                                                  ----------
Financial Services (4.2%):
     817    E*Trade Group, Inc. (b).............      21,336
     609    First Tennessee National Corp. .....      17,357
      39    Hartford Financial Services Group...       1,867
     154    Legg Mason, Inc. ...................       5,586
     209    National Commerce Bancorp...........       4,748
     211    North Fork Bancorp, Inc. ...........       3,687
     338    Zions Bancorp.......................      19,982
                                                  ----------
                                                      74,563
                                                  ----------
Health Care (13.9%):
      84    Beckman Coulter, Inc. ..............       4,263
     649    Biogen, Inc. (b)....................      54,842
     152    Biomet, Inc. .......................       6,084
     434    Chiron Corp. (b)....................      18,403
     293    Forest Laboratories, Inc., Class A
              (b)...............................      18,007
     234    Gilead Sciences, Inc. (b)...........      12,660
     682    Health Management Associates, Inc.
              (b)...............................       9,124
     327    Ivax Corp. (b)......................       8,423
     265    MedImmune (b).......................      43,940
     119    Millennium Pharmaceuticals (b)......      14,542
     120    Minimed, Inc. (b)...................       8,775
     112    Sepracor, Inc. (b)..................      11,069
     332    Stryker Corp. ......................      23,102
     226    VISX, Inc. (b)......................      11,675
     129    Watson Pharmaceutical, Inc. (b).....       4,623
                                                  ----------
                                                     249,532
                                                  ----------
Multi-Industry (0.2%):
      48    Chartered Semiconductor ADR (b).....       3,497
      19    Metalink, Ltd. (b)..................         381
                                                  ----------
                                                       3,878
                                                  ----------
Retail (7.3%):
     298    Abercrombie & Fitch (b).............       7,964
     101    AnnTaylor Stores Corp. (b)..........       3,492
     277    BJ's Wholesale Club, Inc. (b).......      10,121
      96    CDW Computer Center, Inc. (b).......       7,532
     189    Circuit City Stores, Inc. ..........       8,494
     218    Dollar Tree Stores, Inc. (b)........      10,555
     511    Family Dollar Stores, Inc. .........       8,337
     146    Hannaford Brothers Co. .............      10,120
     238    Outback Steakhouse, Inc. (b)........       6,160

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Mid Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Retail, continued:
     669    Starbucks Corp. (b).................  $   16,216
     331    Tiffany & Co. ......................      29,524
     287    Williams Sonoma, Inc. (b)...........      13,211
                                                  ----------
                                                     131,726
                                                  ----------
Technology (38.7%):
     142    Adtran, Inc. (b)....................       7,299
     662    Altera Corp. (b)....................      32,820
     744    American Power Conversion Corp.
              (b)...............................      19,616
      29    Applied Materials, Inc. (b) (b).....       3,623
     704    ATMEL Corp. (b).....................      20,800
      14    Cacheflow, Inc. (b).................       1,830
     873    Cadence Design Systems, Inc. (b)....      20,950
      33    Caliper Technologies Corp. (b)......       2,169
      55    Comverse Technology, Inc. (b).......       7,990
     327    Cypress Semiconductor Corp. (b).....      10,600
     230    Electronic Arts, Inc. (b)...........      19,337
       5    Freemarkets, Inc. (b)...............       1,604
      10    Intertrust Technologies Corp. (b)...       1,129
     664    Intuit, Inc. (b)....................      39,804
     310    Jabil Circuit, Inc. (b).............      22,594
     187    Keane, Inc. (b).....................       5,937
     280    Legato Systems, Inc. (b)............      19,254
     549    Linear Technology Corp. ............      39,252
   1,000    Maxim Integrated Products, Inc.
              (b)...............................      47,197
      33    McAfee.com Corp. (b)................       1,467
     110    Microchip Technology, Inc. (b)......       7,501
     111    Novellus Systems (b)................      13,625
     488    Rational Software Corp. (b).........      23,973
     206    Sanmina Corp. (b)...................      20,604
     357    SCI Systems, Inc. (b)...............      29,341
     636    Siebel Systems, Inc. (b)............      53,390
     365    Symantec Corp. (b)..................      21,398
     502    Symbol Technologies, Inc. ..........      31,915
     274    Synopsys, Inc. (b)..................      18,256
       5    VA Linux Systems, Inc. (b)..........         950
     851    Veritas Software Corp. (b)..........     121,793
     427    Vitesse Semiconductor (b)...........      22,407
     106    Xilinx, Inc. (b)....................       4,820
                                                  ----------
                                                     695,245
                                                  ----------
Utilities (3.2%):
      74    Alltel..............................       6,078
     786    Broadwing, Inc. (b).................      28,991
     286    Calpine Corp. (b)...................      18,304

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Utilities, continued:
      66    Centurytel, Inc. ...................  $    3,127
      25    Tritel, Inc. (b)....................         792
                                                  ----------
                                                      57,292
                                                  ----------
  Total Common Stocks                              1,681,986
                                                  ----------
INVESTMENT COMPANIES (5.1%):
     375    Mid Cap 400 Depository Receipt......      30,422
      60    Nasdaq-100 (b)......................      10,928
  50,404    One Group Prime Money Market Fund,
              Class I...........................      50,405
                                                  ----------
  Total Investment Companies                          91,755
                                                  ----------
U.S. TREASURY OBLIGATIONS (0.2%):
U.S. Treasury Bills (0.2%):
 $ 2,845    1/20/00 (c).........................       2,839
                                                  ----------
  Total U.S. Treasury Obligations                      2,839
                                                  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL (13.3%):
Investment Companies (2.3%):
  34,755    Aim Liquid Asset Money Market
              Fund..............................      34,755
   6,951    One Group Prime Money Market Fund,
              Class I...........................       6,951
                                                  ----------
                                                      41,706
                                                  ----------
Master Notes (1.0%):
 $ 8,110    Bear Stearns, 4.77%, 1/3/00*........       8,110
   3,475    Lehman Brothers, 4.88%, 1/3/00*.....       3,475
   3,476    Merrill Lynch, 4.68%, 1/3/00*.......       3,476
   2,085    NationsBanc, 4.70%, 1/3/00*.........       2,085
                                                  ----------
                                                      17,146
                                                  ----------
Put Bonds (5.0%):
   9,269    Amex Centurion, 5.08%, 2/18/00*.....       9,269
   3,012    Branch Banking & Trust, 5.11%,
              5/25/00*..........................       3,010
   6,951    Caterpillar Financial, 5.17%,
              5/1/01*...........................       6,951
   5,792    Chase Manhattan, 5.23%, 5/6/02*.....       5,792
   5,329    Evangelical Lutheran, 6.64%,
              4/28/00*..........................       5,320
   5,792    Fleet National Bank, 5.04%,
              4/18/00*..........................       5,792
   5,792    GMAC, 5.19%, 5/3/01*................       5,792
   2,317    J.P. Morgan & Co., 5.07%, 5/4/00*...       2,317
   5,792    J.P. Morgan & Co., 5.13%, 5/4/01*...       5,792
   5,792    Lehman Brothers, 6.64%, 7/20/00*....       5,792
   2,317    Liberty Lighthouse, 5.12%,
              5/5/00*...........................       2,317
   5,792    Merrill Lynch, 5.28%, 5/6/02*.......       5,792
  10,427    Morgan Stanley, 5.25%, 1/21/00*.....      10,427
   2,665    Salomon Smith Barney, 5.01%,
              2/5/01*...........................       2,665

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Mid Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Put Bonds, continued:
 $ 5,792    Sigma Finance, Inc., 5.11%,
              3/31/00*..........................  $    5,792
   6,952    SPARCC, 6.05%, 3/24/00*.............       6,952
                                                  ----------
                                                      89,772
                                                  ----------
Repurchase Agreements (5.0%):
  23,170    HSBC, 4.67%, 1/3/00,
              (Collateralized by $72,511 various
              Government Securities,
              0.00% - 10.63%, 1/28/00 - 4/15/29,
              market value $23,634).............      23,170
  17,377    HSBC, 4.62%, 1/3/00,
              (Collateralized by $23,634,
              various Government Securities,
              0.00% - 13.38%, 1/20/00 - 3/7/12,
              market value $17,726).............      17,377

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Repurchase Agreements, continued:
 $27,805    Lehman Brothers, 4.85%, 1/3/00,
              (Collateralized by 854 various
              Equity Securities, market value
              $29,276)..........................  $   27,805
  22,183    Lehman Brothers, 4.65%, 1/3/00,
              (Collateralized by $23,293 various
              Commercial Paper, 0.00%, 1/10/00 -
              5/23/00, market value $23,293)....      22,183
                                                  ----------
                                                      90,535
                                                  ----------
  Total Short-Term Securities Held as Collateral     239,159
                                                  ----------
Total (Cost $1,565,146) (a)                       $2,057,260
                                                  ==========

------------

Percentages indicated are based on net assets of $1,794,454.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follow (amounts in thousands):

Unrealized appreciation......................  $529,866
Unrealized depreciation......................   (37,752)
                                               --------
Net unrealized appreciation..................  $492,114
                                               ========

(b) Non-income producing securities.

(c) Serves as collateral for Future Contracts.

 * The interest rate for this variable rate note, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1999.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Mid Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS (93.6%):
Business Equipment & Services (6.2%):
      90    A.C. Nielson Corp. (b)..............  $    2,209
     172    Acxiom Corp. (b)....................       4,116
     145    Affiliated Computer Services, Inc.
              (b)...............................       6,670
     149    Cambridge Technology Partners,
              Inc. (b)..........................       3,911
     165    DST Systems, Inc. (b)...............      12,592
      61    First Data Corp. ...................       3,008
     171    Jacobs Engineering Group, Inc.
              (b)...............................       5,551
     226    Modis Professional Services, Inc.
              (b)...............................       3,221
     212    Office Depot, Inc. (b)..............       2,322
      76    Pittston Corp. .....................       1,665
      76    Robert Half International, Inc.
              (b)...............................       2,171
     211    Sterling Commerce, Inc. (b).........       7,187
     323    Sungard Data Systems, Inc. (b)......       7,671
      82    Waters Corp. (b)....................       4,346
                                                  ----------
                                                      66,640
                                                  ----------
Capital Goods (3.7%):
     159    Crane Corp. ........................       3,160
     170    Diebold, Inc. ......................       3,995
     243    Harsco Corp. .......................       7,709
      80    Hubbell, Inc., Class B..............       2,180
     172    Mark IV Industries, Inc. ...........       3,042
     118    Martin Marietta Materials, Inc. ....       4,838
      55    Southdown, Inc. ....................       2,839
      90    Teleflex, Inc. .....................       2,821
     183    USG Corp. ..........................       8,625
                                                  ----------
                                                      39,209
                                                  ----------
Consumer Durable (2.2%):
     130    Borg-Warner Automotive, Inc. .......       5,265
     270    Federal Mogul Corp. ................       5,434
     246    Lear Corp. (b)......................       7,871
      56    SPX Corp. (b) ......................       4,526
                                                  ----------
                                                      23,096
                                                  ----------
Consumer Non-Durable (5.9%):
     131    ConAgra, Inc. ......................       2,956
      79    Dean Foods Co. .....................       3,140
     147    Dole Food Co., Inc. ................       2,389
      88    Flowers Industries, Inc. ...........       1,403
     196    IBP, Inc. ..........................       3,528
     162    Interstate Bakeries Corp. ..........       2,936
      73    Intimate Brands, Inc. ..............       3,148
     150    Lancaster Colony Corp. .............       4,969
      87    Liz Claiborne, Inc. ................       3,273
     266    Mohawk Industries, Inc. (b).........       7,021
     367    R.J. Reynolds Tobacco Holdings,
              Inc. .............................       6,468

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Consumer Non-Durable, continued:
      60    Suiza Foods Corp. (b)...............  $    2,378
     534    Tyson Foods, Inc., Class A..........       8,677
     379    U.S. Foodservice (b)................       6,348
      48    Universal Corp. ....................       1,086
     239    Whittman Corp. .....................       3,212
                                                  ----------
                                                      62,932
                                                  ----------
Consumer Services (5.4%):
     370    Belo ( A.H.) Corp., Series A........       7,057
      94    Chris-Craft Industries, Inc. (b)....       6,780
     184    Harte-Hanks, Inc. ..................       4,002
      34    Houghton Mifflin Co. ...............       1,447
     143    International Game Technologies.....       2,905
     266    Mandalay Resort Group (b)...........       5,353
      42    Media General, Inc. ................       2,184
     835    Park Place Entertainment (b)........      10,437
     228    Premier Parks, Inc. (b).............       6,584
      19    Washington Post Co. ................      10,561
                                                  ----------
                                                      57,310
                                                  ----------
Energy (8.4%):
     190    Anadarko Petroleum Corp. ...........       6,484
     216    BJ Services Co. (b).................       9,032
     263    Devon Energy Corp. .................       8,646
     176    Murphy Oil Corp. ...................      10,098
     464    Noble Drilling Corp. (b)............      15,196
     185    Smith International, Inc. (b).......       9,192
     155    Tidewater, Inc. ....................       5,580
     114    Tosco Corp. ........................       3,099
     129    Transocean Offshore Sedco
              Forex, Inc. ......................       4,346
     224    Ultramar Diamond Shamrock Corp. ....       5,082
     334    Weatherford International, Inc.
              (b)...............................      13,339
                                                  ----------
                                                      90,094
                                                  ----------
Financial Services (17.6%):
     330    A.G. Edwards, Inc. .................      10,581
      95    Allmerica Financial Corp. ..........       5,284
     248    AMBAC Financial Group, Inc. ........      12,943
      75    American Financial Group, Inc. .....       1,978
     133    Associated Banc-Corp. ..............       4,555
     107    Astoria Financial Corp. ............       3,257
      88    CCB Financial Corp. ................       3,834
     620    Charter One Financial, Inc. ........      11,854
      44    Comerica, Inc. .....................       2,054
     208    Compass Bancshares, Inc. ...........       4,641
     240    Dime Bancorp, Inc. .................       3,630
     167    Everest Reinsurance Holdings,
              Inc. .............................       3,726

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Mid Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
     148    Finova Group, Inc. .................  $    5,254
     607    First Security Corp. ...............      15,496
      88    First Tennessee National Corp. .....       2,508
      72    First Virginia Banks, Inc. .........       3,092
     102    Firstmerit Corp. ...................       2,346
      77    GATX Corp. .........................       2,599
     233    Greenpoint Financial Corp. .........       5,548
     336    Hibernia Corp., Class A.............       3,570
     109    Keystone Financial, Inc. ...........       2,296
     266    Marshall & Ilsley Corp. ............      16,707
     174    Mercantile Bankshares Corp. ........       5,541
     499    North Fork Bancorp, Inc. ...........       8,733
     187    Pacific Century Financial Corp. ....       3,489
     176    PMI Group, Inc. ....................       8,567
     220    Protective Life Corp. ..............       6,999
      51    Provident Financial Group, Inc. ....       1,830
      43    Radian Group, Inc. .................       2,053
     280    Reliastar Financial Corp. ..........      10,973
     471    Sovereign Bancorp, Inc. ............       3,512
     103    T. Rowe Price Associates............       3,805
     113    TCF Financial Corp. ................       2,811
      56    Unitrin, Inc........................       2,107
                                                  ----------
                                                     188,173
                                                  ----------
Health Care (4.7%):
     107    Express Scripts, Inc., Class A
              (b)...............................       6,848
     273    Foundation Health Systems,
              Class A (b).......................       2,713
     203    Genzyme Corp. (b)...................       9,135
     201    ICN Pharmaceuticals, Inc. ..........       5,088
     132    IDEXX Laboratories, Inc. (b)........       2,129
     119    Lincare Holdings, Inc. (b)..........       4,117
     258    Mylan Laboratories, Inc. ...........       6,498
      48    Pacificare Health Systems, Inc.
              (b)...............................       2,544
     132    Steris Corp. (b)....................       1,361
     123    Tenet Healthcare Corp. (b)..........       2,891
     108    Trigon Healthcare, Inc. (b).........       3,186
     118    Watson Pharmaceuticals, Inc. (b)....       4,226
                                                  ----------
                                                      50,736
                                                  ----------
Multi-Industry (0.3%):
      51    Honeywell International, Inc. ......       2,964
                                                  ----------
Raw Materials (5.0%):
      69    A. Schulman, Inc. ..................       1,126
     244    AK Steel Holding Corp. .............       4,606

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Raw Materials, continued:
     295    Cabot Corp. ........................  $    6,010
      83    Carpenter Technology Corp. .........       2,277
     384    CK Witco Corporation................       5,136
     209    Cytec Industries, Inc. (b)..........       4,833
      94    Dexter Corp. .......................       3,737
      62    Ferro Corp. ........................       1,368
     238    IMC Global, Inc. ...................       3,897
     140    Lubrizol Corp. .....................       4,323
     352    Lyondell Petrochemical Co. .........       4,488
      66    Minerals Technologies, Inc. ........       2,644
     124    Olin Corp. .........................       2,457
     462    RPM, Inc. ..........................       4,707
      69    Sigma-Aldrich Corp. ................       2,074
                                                  ----------
                                                      53,683
                                                  ----------
Retail (4.1%):
     412    Borders Group, Inc. (b).............       6,618
     268    Brinker International, Inc. (b).....       6,432
      46    Circuit City Stores, Inc. ..........       2,073
     275    Furniture Brands International,
              Inc. (b)..........................       6,050
      88    Hannaford Brothers Co. .............       6,094
     115    Neiman-Marcus Group,
              Inc., Class A (b).................       3,213
     293    Outback Steakhouse, Inc. (b)........       7,599
     182    Saks, Inc. (b)......................       2,832
      52    Williams Sonoma, Inc. (b)...........       2,392
                                                  ----------
                                                      43,303
                                                  ----------
Shelter (4.2%):
     141    Bowater, Inc. ......................       7,657
      97    Chesapeake Corp. ...................       2,959
     156    Clayton Homes, Inc. ................       1,433
     193    Consolidated Papers, Inc. ..........       6,140
      50    Georgia Pacific Corp. ..............       2,538
     672    Homefed Corp. (b)...................         588
     235    Pentair, Inc. ......................       9,047
      73    Rayonier, Inc. .....................       3,517
     351    Shaw Industry, Inc. ................       5,419
     248    Sonoco Products Co. ................       5,642
                                                  ----------
                                                      44,940
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Mid Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Technology (5.5%):
      28    Applied Materials, Inc. (b).........  $    3,547
     186    Arrow Electronics, Inc. (b).........       4,725
     210    ATMEL Corp. (b).....................       6,194
      92    Avnet, Inc. ........................       5,566
      80    Cordant Technology, Inc. ...........       2,633
     192    Harris Corp. .......................       5,124
     111    Litton Industries, Inc. (b).........       5,546
     126    NCR Corp. (b).......................       4,772
      55    SCI Systems, Inc. (b)...............       4,487
     291    Sterling Software, Inc. (b).........       9,161
     234    Storage Technology Corp. (b)........       4,314
      89    Vishay Intertechnology, Inc. (b)....       2,815
                                                  ----------
                                                      58,884
                                                  ----------
Transportation (1.4%):
     176    Airborne Freight Corp. .............       3,871
      60    Alaska Air Group, Inc. (b)..........       2,108
     144    Alexander & Baldwin, Inc. ..........       3,285
     108    CNF Transportation, Inc. ...........       3,726
     118    Wisconsin Central Transportation
              Corp. (b).........................       1,586
                                                  ----------
                                                      14,576
                                                  ----------
Utilities (19.0%):
     382    Allegheny Energy, Inc. .............      10,289
     207    American Water Works, Inc. .........       4,399
      50    Calpine Corp. (b)...................       3,200
      78    CMS Energy Corp. ...................       2,433
     224    Conectiv, Inc. .....................       3,766
     424    DPL, Inc. ..........................       7,341
     180    DQE, Inc. ..........................       6,233
     122    El Paso Energy Corp. ...............       4,735
     353    Energy East Corp. ..................       7,347
     170    Illinova Corp. .....................       5,908
     198    Interstate Energy Corp. ............       5,445
     110    Kansas City Power & Light Co. ......       2,427
     226    Keyspan Corp. ......................       5,240
     277    Kinder Morgan Inc. .................       5,592
     409    L G & E Energy Corp. ...............       7,132
     279    MidAmerican Energy Holdings Co. ....       9,398
     151    Minnesota Power & Light Co. ........       2,558
     382    Montana Power Co. ..................      13,757
     158    New England Electric System Co. ....       8,176
      97    NiSource Corp. .....................       1,734
     419    Northeast Utilities.................       8,615
     103    NSTAR...............................       4,172
     199    OGE Energy Corp. ...................       3,781
     105    Pinnacle West Capital Corp. ........       3,197

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Utilities, continued:
     237    Potomac Electric Power Co. .........  $    5,436
     145    Puget Sound Energy, Inc. ...........       2,809
     492    Questar Corp. ......................       7,380
     263    SCANA Corp. ........................       7,068
     122    Sierra Pacific Resources............       2,112
     224    TECO Energy, Inc. ..................       4,158
      57    TeleCorp PCS, Inc. (b)..............       2,169
     154    Telephone & Data Systems, Inc. .....      19,403
     214    The Williams Companies, Inc. .......       6,535
      25    Tritel, Inc. (b)....................         792
     246    UtiliCorp United, Inc. .............       4,782
     202    Wisconsin Energy Corp. (c)..........       3,889
                                                  ----------
                                                     203,408
                                                  ----------
  Total Common Stocks                                999,948
                                                  ----------
INVESTMENT COMPANIES (6.4%):
      65    Mid Cap 400 Depositary Reciept......       5,273
  42,485    One Group Prime Money Market Fund,
              Class I...........................      42,485
     144    S&P 500 Depositary Receipt..........      21,150
                                                  ----------
  Total Investment Companies                          68,908
                                                  ----------
REPURCHASE AGREEMENTS (2.0%):
 $21,441    State Street Bank And Trust, 3.00%,
              1/3/00, (Collateralized by $21,710
              U.S. Government Security, 5.88%,
              9/17/01, market value $21,873)....      21,441
                                                  ----------
  Total Repurchase Agreements                         21,441
                                                  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL (4.7%):
Investment Companies (0.8%):
   6,749    Aim Liquid Asset Money Market
              Fund..............................       6,749
   1,350    One Group Prime Money Market Fund,
              Class I...........................       1,350
                                                  ----------
                                                       8,099
                                                  ----------
Master Notes (0.5%):
 $ 1,575    Bear Stearns, 4.77%, 1/3/00*........       1,575
     675    Lehman Brothers, 4.88%, 1/3/00*.....         675
   1,800    Lehman Brothers, 4.88%, 1/3/00*.....       1,800
     675    Merrill Lynch, 4.68%, 1/3/00*.......         675
     405    NationsBanc, 4.70%, 1/3/00*.........         405
                                                  ----------
                                                       5,130
                                                  ----------
Put Bonds (1.8%):
     585    Branch Banking & Trust, 5.11%,
              5/25/00*..........................         585
   1,350    Caterpiller Finance, 5.17%,
              5/1/01*...........................       1,350
   1,125    Chase Manhattan, 5.23%, 5/6/02*.....       1,125

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Mid Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Put Bonds, continued:
 $ 1,035    Evangelical Lutheran, 6.64%,
              4/28/00*..........................  $    1,033
   1,125    Fleet National Bank, 5.04%,
              4/18/00*..........................       1,125
   1,125    GMAC, 5.19%, 5/3/01*................       1,125
   4,069    Goldman Sachs, 5.25%, 11/21/00*.....       4,069
     450    J.P. Morgan & Co., 5.07%, 5/4/00*...         450
   1,125    J.P. Morgan & Co., 5.13%, 5/4/01*...       1,125
   1,125    Lehman Brothers, 6.64%, 7/20/00*....       1,125
     450    Liberty Lighthouse, 5.12%,
              5/5/00*...........................         450
   1,125    Merrill Lynch, 5.28%, 5/6/02*.......       1,125
   2,024    Morgan Stanley, 5.25%, 1/21/00*.....       2,024
     517    Salomon Smith Barney, 5.01%,
              2/5/01*...........................         517
   1,125    Sigma Finance, Inc., 5.11%,
              3/31/00*..........................       1,125
   1,350    SPARCC, 6.05%, 3/24/00*.............       1,350
                                                  ----------
                                                      19,703
                                                  ----------
Repurchase Agreements (1.6%):
   4,500    HSBC, 4.62%, 1/3/00, (Collateralized
              by $14,081 various Government
              Securities, 0.00% - 13.38%,
              1/20/00 - 3/7/12, market value
              $4,590)...........................       4,500
   3,375    HSBC, 4.67%, 1/3/00, (Collateralized
              by $4,590 various Government
              Securities, 0.00% - 10.63%,
              1/28/00 - 4/15/29, market value
              $3,442)...........................       3,375

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Repurchase Agreements, continued:
 $ 4,308    Lehman Brothers, 4.65%, 1/3/00,
              (Collateralized by $4,524 various
              Commercial Paper, 0.00%, 1/10/00 -
              5/23/00, market value $4,524).....  $    4,308
   5,399    Lehman Brothers, 4.85%, 1/3/00,
              (Collateralized by 127 various
              Equity Securities, market value
              $5,685)...........................       5,399
                                                  ----------
                                                      17,582
                                                  ----------
  Total Short-Term Securities Held as Collateral      50,514
                                                  ----------
Total (Cost $1,139,676) (a)                       $1,140,811
                                                  ==========

------------

Percentages indicated are based on net assets of $1,068,807.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

Unrealized appreciation......................    $100,774
Unrealized depreciation......................     (99,639)
                                                 --------
Net unrealized appreciation..................    $  1,135
                                                 ========

(b) Non-income producing securities.

 * The interest rate for this variable rate note, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate at December 31, 1999.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Diversified Mid Cap Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS (90.2%):
Business Equipment & Services (11.9%):
     201    Affiliated Computer Services, Inc.
              (b)...............................  $    9,264
      99    Cintas Corp. .......................       5,238
     258    Concord EFS, Inc. (b)...............       6,655
     200    Convergys Corp. (b).................       6,150
     187    DST Systems, Inc. (b)...............      14,298
     168    Fiserv, Inc. (b)....................       6,421
      48    Jacobs Engineering Group, Inc.
              (b)...............................       1,560
     197    Manpower, Inc. .....................       7,420
     240    Omnicom Group, Inc. ................      23,960
      37    Qlogic Corp. (b)....................       5,963
     235    Reynolds & Reynolds, Class A........       5,281
     366    Sungard Data Systems, Inc. (b)......       8,694
     260    Waters Corp. (b)....................      13,775
     326    Young & Rubicam, Inc. ..............      23,096
                                                  ----------
                                                     137,775
                                                  ----------
Capital Goods (3.6%):
     346    Ametek, Inc. .......................       6,596
     305    Crane Co. ..........................       6,056
     149    Harsco Corp. .......................       4,737
      68    Huttig Building Products, Inc.
              (b)...............................         334
     150    IDEXX Corp. ........................       4,569
     231    Littelfuse, Inc. (b)................       5,595
     195    Molex, Inc., Class A................       8,846
     154    Teleflex, Inc. .....................       4,809
                                                  ----------
                                                      41,542
                                                  ----------
Commercial Services (1.1%):
     165    A. H. Belo Corp. ...................       3,145
     120    Reader's Digest Association,
              Inc. .............................       3,510
      55    Univision Communications, Inc.
              (b)...............................       5,621
                                                  ----------
                                                      12,276
                                                  ----------
Consumer Durable (4.0%):
     334    Borg-Warner Automotive, Inc. .......      13,512
     282    Dana Corp. .........................       8,454
     162    Harley-Davidson, Inc. ..............      10,391
      87    SPX Corp. (b).......................       7,031
     434    Tower Automotive, Inc. (b)..........       6,706
                                                  ----------
                                                      46,094
                                                  ----------
Consumer Non-Durable (5.1%):
     550    AptarGroup, Inc. ...................      13,816
     343    Dial Corp. .........................       8,342
     211    Lancaster Colony Corp. .............       6,996
      81    Liz Claiborne, Inc. ................       3,033
     316    Tommy Hilfiger Corp. (b)............       7,374
     602    U.S. Foodservice, Inc. (b)..........      10,084

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Consumer Non-Durable, continued:
      80    Westpoint Stevens, Inc. ............  $    1,400
     585    Whitman Corp. ......................       7,862
                                                  ----------
                                                      58,907
                                                  ----------
Energy (5.3%):
     381    Apache Corp. .......................      14,090
     138    BJ Services Co. (b).................       5,770
     177    Devon Energy Corp. .................       5,819
      89    Murphy Oil Corp. ...................       5,078
     216    Nabors Industries, Inc. (b).........       6,683
     170    Nobile Drilling Corp. (b)...........       5,568
      65    Smith International, Inc. (b).......       3,230
     100    Tosco Corp. ........................       2,719
     163    Transocean Sedco Forex, Inc. .......       5,491
     189    Weatherford International (b).......       7,547
                                                  ----------
                                                      61,995
                                                  ----------
Financial Services (8.5%):
     254    A.G. Edwards, Inc. .................       8,134
     239    Associated Banc Corp. ..............       8,177
     454    Charter One Financial, Inc. ........       8,680
     320    E*Trade Group, Inc. (b).............       8,360
     339    Everest Reinsurance Holdings,
              Inc. .............................       7,571
     180    Finova Group, Inc. .................       6,406
     419    First Tennessee National Corp. .....      11,944
     247    Heller Financial, Inc. .............       4,947
     870    Peoples Heritage Financial
              Group, Inc. ......................      13,110
     239    Radian Group, Inc. .................      11,394
     133    Transatlantic Holdings, Inc. .......      10,348
                                                  ----------
                                                      99,071
                                                  ----------
Health Care (8.6%):
     190    Bergen Brunswig Corp. ..............       1,579
     146    Biogen, Inc. (b)....................      12,337
     105    Forest Laboratories, Inc. (b).......       6,451
      39    Gilead Sciences, Inc. (b)...........       2,133
   1,139    Health Management Association, Inc.,
              Class A (b).......................      15,230
     110    ICN Pharmaceuticals, Inc. ..........       2,784
     110    Ivax Corp. (b)......................       2,833
      75    MedImmune, Inc. (b).................      12,441
     165    Mylan Laboratories, Inc. ...........       4,143
     729    Sybron International Corp. (b)......      17,987
     335    Universal Health Services, Inc.,
              Class B (b).......................      12,071

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Diversified Mid Cap Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Health Care, continued:
      80    VISX, Inc. (b)......................  $    4,140
     150    Watson Pharmaceutical, Inc. (b).....       5,368
                                                  ----------
                                                      99,497
                                                  ----------
Raw Materials (1.2%):
     409    OM Group, Inc. .....................      14,099
                                                  ----------
Retail (4.1%):
     113    BJ'S Wholesale Club, Inc. (b).......       4,125
      83    Dollar Tree Stores, Inc. (b)........       4,011
     168    Kohl's Corp. (b)....................      12,135
     178    Limited, Inc. ......................       7,701
     105    Starbucks Corp. (b).................       2,546
     125    Tiffany & Co. ......................      11,165
     126    Zale Corp. (b)......................       6,093
                                                  ----------
                                                      47,776
                                                  ----------
Shelter (2.5%):
      97    Bowater, Inc. ......................       5,263
     515    HON Industries, Inc. ...............      11,298
     602    Leggett & Platt, Inc. ..............      12,896
                                                  ----------
                                                      29,457
                                                  ----------
Technology (27.3%):
     237    Altera Corp. (b)....................      11,726
     250    American Power Conversion Corp.
              (b)...............................       6,594
     231    Analog Devices, Inc. (b)............      21,520
     315    Cadence Design System, Inc. (b).....       7,560
      33    Citrix System, Inc. (b).............       4,047
      87    Comverse Technology, Inc. (b).......      12,629
      86    Electronic Arts, Inc. (b)...........       7,224
     233    Intuit, Inc. (b) ...................      13,989
     105    Jabil Circuit, Inc. (b).............       7,665
     110    Legato Systems, Inc. (b)............       7,569
     210    Lexmark International, Inc. (b).....      18,978
     130    Linear Technology Corp. ............       9,303
     197    Maxim Integrated Products, Inc.
              (b)...............................       9,287
     209    Microchip Technology, Inc. (b)......      14,298
     144    Parametric Technology Corp. (b).....       3,889
     217    Quantum Corp. (b)...................       3,282
     185    Rational Software Corp. (b).........       9,103
     256    SCI Systems, Inc. (b)...............      21,056
     227    Siebel Systems, Inc. (b)............      19,034
     110    Sterling Software, Inc. (b).........       3,465
     109    Synopsys, Inc. (b)..................       7,242
     389    Teradyne, Inc. (b)..................      25,676
     308    Veritas Software Corp. (b)..........      44,012

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
 Technology, continued:
      82    Vitesse Semiconductor Corp. (b).....  $    4,289
     524    Xilinx, Inc. (b)....................      23,839
                                                  ----------
                                                     317,276
                                                  ----------
Transportation (0.5%):
     256    Comair Holdings, Inc................       5,991
                                                  ----------
Utilities (6.5%):
     315    Allegheny Energy, Inc. .............       8,485
     168    Broadwing, Inc. (b).................       6,195
     182    Constellation Energy Group..........       5,278
     155    El Paso Energy Corp. ...............       6,016
     275    Energy East Corp. ..................       5,713
     130    Florida Progress Corp. .............       5,501
     243    Montana Power Co. ..................       8,763
     393    Northeast Utilities.................       8,081
     110    Pinnacle West Capital Corp. ........       3,362
     164    Potomac Electric Power Co. .........       3,762
     115    Puget Sound Energy, Inc. ...........       2,228
     135    Scana Corp. ........................       3,628
     479    Sierra Pacific Resources............       8,288
                                                  ----------
                                                      75,300
                                                  ----------
  Total Common Stocks                              1,047,056
                                                  ----------
U.S. TREASURY OBLIGATIONS (0.1%):
U.S. Treasury Bills (0.1%):
 $ 1,485    2/17/00 (c).........................       1,476
                                                  ----------
  Total U.S. Treasury Obligations                      1,476
                                                  ----------
INVESTMENT COMPANIES (4.0%):
  45,972    One Group Prime Money Market Fund,
              Class I...........................      45,972
                                                  ----------
  Total Investment Companies                          45,972
                                                  ----------
REPURCHASE AGREEMENTS (3.1%):
 $35,564    State Street Bank and Trust, 3.00%,
              1/3/00, (Collateralized by $35,564
              various U.S. Government
              Securities, 0.00% - 6.35%,
              1/16/00 - 6/22/01, market value
              $36,345)..........................      35,564
                                                  ----------
  Total Repurchase Agreements                         35,564
                                                  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL (8.1%):
Investment Companies (1.4%):
  13,616    Aim Liquid Asset Money Market
              Fund..............................      13,616
   2,723    One Group Prime Money Market Fund,
              Class I...........................       2,723
                                                  ----------
                                                      16,339
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Diversified Mid Cap Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Master Notes (0.6%):
 $ 3,176    Bear Stearns, 4.77%, 1/3/00*........  $    3,176
   1,362    Lehman Brothers, 4.88%, 1/3/00*.....       1,362
   1,362    Merrill Lynch, 4.68%, 1/3/00*.......       1,362
     817    NationsBanc, 4.70%, 1/3/00*.........         817
                                                  ----------
                                                       6,717
                                                  ----------
Put Bonds (3.1%):
   3,632    Amex Centurion, 5.08%, 2/18/00*.....       3,632
   1,180    Branch Banking & Trust, 5.11%,
              5/25/00*..........................       1,179
   2,723    Caterpillar Financial, 5.17%,
              5/1/00*...........................       2,723
   2,269    Chase Manhattan, 5.23%, 5/6/00*.....       2,269
   2,088    Evangelical Lutheran, 6.64%,
              4/28/00*..........................       2,084
   2,269    Fleet National Bank, 5.04%,
              4/18/00*..........................       2,269
   2,269    GMAC, 5.19%, 5/3/01*................       2,269
     252    Goldman Sachs, 5.25%, 11/21/00*.....         252
   2,269    J.P. Morgan & Co., 5.13%, 5/4/01*...       2,269
     908    J.P. Morgan & Co., 5.07%, 5/4/00*...         908
   2,269    Lehman Brothers, 6.64%, 7/20/00*....       2,269
     908    Liberty Lighthouse, 5.12%,
              5/5/00*...........................         908
   2,269    Merrill Lynch, 5.28%, 5/6/02*.......       2,269
   4,086    Morgan Stanley, 5.25%, 1/21/00*.....       4,086
   1,044    Salomon Smith Barney, 5.01%,
              2/5/01*...........................       1,044
   2,269    Sigma Finance, Inc., 5.11%,
              3/31/00*..........................       2,269
   2,724    SPARCC, 6.05%, 3/24/00*.............       2,724
                                                  ----------
                                                      35,423
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Repurchase Agreements (3.0%):
 $ 9,077    HSBC, 4.67%, 1/3/00, (Collateralized
              by $28,408, various Government
              Securities, 0.00% - 10.63%,
              1/28/00 - 4/15/29, market value
              $9,259)...........................  $    9,077
   6,808    HSBC, 4.62%, 1/3/00, (Collateralized
              by $9,259 various Government
              Securities, 0.00% - 13.38%,
              1/20/00 - 3/7/12, market value
              $6,945)...........................       6,808
  10,893    Lehman Brothers, 4.85%, 1/3/00,
              (Collateralized by 256,051 various
              Equity Securities, market value
              $11,469)..........................      10,893
   8,691    Lehman Brothers, 4.65%, 1/3/00,
              (Collateralized by $9,126 various
              Commercial Paper, 0.00%, 1/10/00 -
              5/23/00, market value $9,126).....       8,691
                                                  ----------
                                                      35,469
                                                  ----------
  Total Short-Term Securities Held as Collateral      93,948
                                                  ----------
Total (Cost $911,675) (a)                         $1,224,016
                                                  ==========

------------

Percentages indicated are based on net assets of $1,160,175.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

Unrealized appreciation......................    $368,028
Unrealized depreciation......................     (55,687)
                                                 --------
Net unrealized appreciation..................    $312,341
                                                 ========

(b) Non-income producing securities.

(c) Serves as collateral for Future Contracts.

 * The interest rate for this variable rate note, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1999.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Large Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS (95.3%):
Business Equipment & Services (1.7%):
     438    Automatic Data Processing, Inc. ....  $   23,603
     670    Interpublic Group Co., Inc. ........      38,639
     760    Staples (b).........................      15,770
                                                  ----------
                                                      78,012
                                                  ----------
Capital Goods (9.0%):
   2,320    General Electric Co. ...............     359,020
   1,751    Tyco International, Ltd. ...........      68,082
                                                  ----------
                                                     427,102
                                                  ----------
Consumer Non-Durable (7.8%):
     598    Anheuser Busch Co., Inc. ...........      42,376
   1,664    Coca-Cola Co. ......................      96,922
     411    Colgate Palmolive Co. ..............      26,702
     716    Gillette Co. .......................      29,503
   1,002    PepsiCo, Inc. ......................      35,303
     931    Proctor & Gamble Co. ...............     102,035
   1,542    Sara Lee Corp. .....................      34,012
                                                  ----------
                                                     366,853
                                                  ----------
Consumer Services (2.6%):
   1,066    Comcast Corp., Class A..............      53,920
     924    Time Warner, Inc. ..................      66,918
                                                  ----------
                                                     120,838
                                                  ----------
Financial Services (1.3%):
     183    Charles Schwab Corp. ...............       7,030
     284    Citigroup, Inc. ....................      15,796
      67    Hartford Financial Services Group...       3,174
     160    Morgan Stanley Dean Witter
              Discover..........................      22,884
     117    Providian Financial.................      10,636
                                                  ----------
                                                      59,520
                                                  ----------
Health Care (13.3%):
     399    Abbott Labs.........................      14,485
     458    American Home Products Co. .........      18,047
   1,114    Amgen, Inc. (b).....................      66,886
     423    Baxter International, Inc. .........      26,563
   1,779    Bristol Myers Squibb Co. ...........     114,208
     243    Eli Lilly & Co. ....................      16,166
     379    Guidant Corp. ......................      17,790
     912    Johnson & Johnson...................      84,911
   1,169    Medtronic, Inc. ....................      42,599
   1,048    Merck & Co., Inc. ..................      70,282
   2,140    Pfizer, Inc. .......................      69,400
     980    Schering Plough Corp. ..............      41,352
     568    Warner Lambert Co. .................      46,549
                                                  ----------
                                                     629,238
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Multi-Industry (0.7%):
      77    Corning, Inc. ......................  $    9,902
     423    Honeywell International, Inc. ......      24,385
                                                  ----------
                                                      34,287
                                                  ----------
Retail (8.6%):
     214    Circuit City Stores, Inc. ..........       9,630
   1,527    Home Depot, Inc.....................     104,695
     367    Kohl's Corp. (b)....................      26,464
   3,417    Wal-Mart Stores, Inc. ..............     236,228
   1,068    Walgreen Co. .......................      31,230
                                                  ----------
                                                     408,247
                                                  ----------
Shelter (1.0%):
     734    Kimberly Clark Corp. ...............      47,887
                                                  ----------
Technology (44.8%):
   1,756    America Online (b)..................     132,468
     432    Applied Materials, Inc. (b).........      54,716
   2,455    Cisco Systems, Inc. (b).............     262,970
     752    Compuware Corp. (b).................      28,023
   1,904    Dell Computer Corp. (b).............      97,089
     349    Electronic Data Systems Corp. ......      23,375
     964    EMC Corp. (b).......................     105,317
   2,137    Intel Corp. ........................     175,935
     886    International Business Machines.....      95,677
   2,066    Lucent Technologies, Inc. ..........     154,570
   3,465    Microsoft Corp. (b).................     404,503
   1,290    Nortel Networks Corp. ..............     130,240
     966    Oracle Corp. (b)....................     108,196
     718    Parametric Technology Corp. (b).....      19,439
     381    Qualcomm, Inc. .....................      67,187
     294    SCI Systems, Inc. ..................      24,138
     183    Solectron Corp. (b).................      17,427
   1,276    Sun Microsystems, Inc. (b)..........      98,772
     294    Tellabs, Inc. (b)...................      18,858
     498    Texas Instruments, Inc. ............      48,263
     120    Yahoo, Inc. ........................      52,009
                                                  ----------
                                                   2,119,172
                                                  ----------
Utilities (4.5%):
     244    Nextel Communications, Inc. Class
              A.................................      25,173
   2,230    SBC Communications, Inc. ...........     108,717
     616    Sprint Corp. .......................      63,109
     235    U.S. West, Inc. ....................      16,920
                                                  ----------
                                                     213,919
                                                  ----------
                             Total Common Stocks   4,505,075
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Large Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. TREASURY OBLIGATIONS (0.1%):
U.S. Treasury Bills (0.1%):
$  1,500    1/20/00 (d).........................  $    1,497
   3,315    3/23/00 (d).........................       3,277
                                                  ----------
                 Total U.S. Treasury Obligations       4,774
                                                  ----------
WARRANTS (0.0%):
Business Equipment & Services (0.0%):
       0    Morrison Knudson (c)................           1
                                                  ----------
                                  Total Warrants           1
                                                  ----------
INVESTMENT COMPANIES (4.5%):
     175    Nasdaq-100 (b)......................      31,981
 181,969    One Group Prime Money Market Fund,
              Class I...........................     181,969
                                                  ----------
                      Total Investment Companies     213,950
                                                  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL (5.1%):
Investment Companies (0.8%):
  32,085    Aim Liquid Asset Money Market
              Fund..............................      32,085
   6,417    One Group Prime Money Market Fund,
              Class I...........................       6,417
                                                  ----------
                                                      38,502
                                                  ----------
Master Notes (0.3%):
$  7,486    Bear Stearns, 4.77%, 1/3/00*........       7,486
   3,209    Lehman Brothers, 4.88%, 1/3/00*.....       3,209
   3,209    Merrill Lynch, 4.68%, 1/3/00*.......       3,209
   1,925    NationsBanc, 4.70%, 1/3/00*.........       1,925
                                                  ----------
                                                      15,829
                                                  ----------
Put Bonds (2.2%):
   8,555    Amex Centurion, 5.08%, 2/18/00*.....       8,555
   2,781    Branch Banking & Trust, 5.11%,
              5/25/00*..........................       2,779
   6,417    Caterpillar Financial, 5.17%,
              5/1/01*...........................       6,417
   5,348    Chase Manhattan, 5.23%, 5/6/02*.....       5,348
   4,920    Evangelical Lutheran, 6.64%,
              4/28/00*..........................       4,911

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Put Bonds continued:
$  5,348    Fleet National Bank, 5.04%,
              4/18/00*..........................  $    5,348
   5,348    GMAC, 5.19%, 5/3/01*................       5,348
   3,985    Greenwich Capital, 6.91%, 7/9/01*...       3,985
  13,946    Greenwich Capital, 6.93%,
              12/2/02*..........................      13,946
   2,139    J.P. Morgan & Co., 5.07%, 5/4/00*...       2,139
   5,348    J.P. Morgan & Co., 5.13%, 5/4/01*...       5,348
   5,348    Lehman Brothers, 6.64%, 7/20/00*....       5,348
   2,139    Liberty Lighthouse, 5.12%,
              5/5/00*...........................       2,139
   5,348    Merrill Lynch, 5.28%, 5/6/02*.......       5,348
   9,625    Morgan Stanley, 5.25%, 1/21/00*.....       9,625
   2,460    Salomon Smith Barney, 5.01%,
              2/5/01*...........................       2,460
   5,348    Sigma Finance, Inc., 5.11%,
              3/31/00*..........................       5,348
   6,416    SPARCC, 6.05%, 3/24/00*.............       6,416
                                                  ----------
                                                     100,808
                                                  ----------
                               REPURCHASE AGREEMENTS (1.8%):
  21,390    HSBC, 4.67%, 1/3/00, (Collateralized
              by $66,941 various Government
              Securities, 0.00% - 10.63%,
              1/28/00 - 4/15/29, market value
              $21,819)..........................      21,390
  16,043    HSBC, 4.62%, 1/3/00, (Collateralized
              by $21,818 various Government
              Securities, 0.00% - 13.38%,
              1/20/00 - 3/7/12, market value
              $16,364)..........................      16,043
  25,668    Lehman Brothers, 4.85%, 1/3/00,
              (Collateralized by 603 various
              Equity Securities, market value
              $27,027)..........................      25,668
  20,479    Lehman Brothers, 4.65%, 1/3/00,
              (Collateralized by $21,504 various
              Commercial Paper, 0.00%, 1/10/00 -
              5/23/00, market value $21,504)....      20,479
                                                  ----------
                                                      83,580
                                                  ----------
  Total Short-Term Securities Held as Collateral     238,719
                                                  ----------
Total (Cost $2,985,989)(a)                        $4,962,519
                                                  ==========

------------

Percentages indicated are based on net assets of $4,724,440.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

Unrealized appreciation......................  $2,010,345
Unrealized depreciation......................     (33,815)
                                               ----------
Net unrealized appreciation..................  $1,976,530
                                               ==========

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Large Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

(b) Non-income producing securities.

(c) Amount is less than 1,000.

(d) Serves as collateral for Future Contracts.

 * The interest rate for this variable rate note, which will change periodically, is based upon an index of market rates. The rate reflected on Schedule of Portfolio Investments is the rate in effect at December 31, 1999.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Large Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS (98.2%):
Business Equipment & Services (2.4%):
     220    Electronic Data Systems Corp. ......  $   14,727
      90    First Data Corp. ...................       4,438
     105    Novell, Inc. (b)....................       4,193
     275    Office Depot, Inc. (b)..............       3,008
     175    Staples, Inc. (b)...................       3,631
                                                  ----------
                                                      29,997
                                                  ----------
Capital Goods (3.3%):
     220    Crane Co. ..........................       4,373
     195    Deere & Co. ........................       8,458
     195    Dover Corp. ........................       8,848
       0    Huttig Building Products, Inc.
              (b)(c)............................           0
      61    Illinois Tool Works.................       4,121
      70    Ingersoll Rand Co. .................       3,854
     150    Parker-Hannifin Corp. ..............       7,697
      80    Tyco International Ltd. ............       3,110
                                                  ----------
                                                      40,461
                                                  ----------
Consumer Durable (3.4%):
      90    Dana Corp. .........................       2,694
     110    Danaher Corp. ......................       5,308
     200    Delphi Automotive Systems...........       3,150
     315    Ford Motor Co. .....................      16,833
     185    General Motors Corp. ...............      13,447
                                                  ----------
                                                      41,432
                                                  ----------
Consumer Non-Durable (3.0%):
     220    Archer-Daniels-Midland Co. .........       2,681
      50    Eastman Kodak Co. ..................       3,313
      95    Newell Rubbermaid Inc...............       2,755
      55    Nike, Inc. .........................       2,726
     600    Philip Morris Cos., Inc. ...........      13,912
     100    Safeway Inc. (b)....................       3,556
     100    Seagram Co., Ltd....................       4,494
     280    Whittman Corp. .....................       3,763
                                                  ----------
                                                      37,200
                                                  ----------
Consumer Services (7.2%):
     235    Belo (A.H.) Corp., Class A..........       4,480
     140    Carnival Corp., Class A.............       6,694
     200    CBS Corp. (b).......................      12,788
     100    Cendant Corp. (b)...................       2,656
      48    Clear Channel Communications (b)....       4,284
      60    Gannett, Inc. ......................       4,894
      75    Gillette Co. .......................       3,089
     160    Liz Claiborne, Inc. ................       6,020
      40    Mcgraw-Hill Cos., Inc. .............       2,465
     145    Media One Group, Inc. (b)...........      11,138
      35    New York Times Co. .................       1,719
      40    Time Warner, Inc. ..................       2,898

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
     195    Viacom, Inc., Class A (b)...........  $   11,785
     460    Walt Disney Co. ....................      13,454
                                                  ----------
                                                      88,364
                                                  ----------
Energy (11.1%):
     130    Anadarko Petroleum Corp. ...........       4,436
     120    Chevron Corp. ......................      10,395
     773    Exxon Mobil Corp. ..................      62,282
     170    Halliburton Co. ....................       6,843
     325    Occidental Petroleums Corp. ........       7,028
     360    Royal Dutch Petroleum Co. ..........      21,758
     180    Texaco, Inc. .......................       9,776
     120    Tosco Corp. ........................       3,263
     155    Transocan Offshore Inc. ............       5,105
     255    USX-Marathon Group, Inc. ...........       6,295
                                                  ----------
                                                     137,181
                                                  ----------
Financial Services (26.3%):
      80    Aflac, Inc. ........................       3,775
      85    American Express Co. ...............      14,131
      50    American General Corp. .............       3,794
     363    American International Group........      39,194
     185    Associates First Capital Corp.,
              Class A...........................       5,076
     456    Bank of America Corp. ..............      22,901
     150    Bank of New York Co., Inc. .........       6,000
     180    Capital One Financial Corp. ........       8,674
     130    Chase Manhattan Corp. ..............      10,099
      40    Cigna Corp. ........................       3,223
     810    Citigroup, Inc. ....................      45,005
     255    Federal National Mortgage
              Association.......................      15,921
      71    Fifth Third Bancorp ................       5,210
     135    First Security Corp. ...............       3,447
     130    First Tennessee National Corp. .....       3,705
      90    First Union Corp. ..................       2,953
     186    Firstar Corp. ......................       3,937
     299    Fleetboston Financial Corp. ........      10,423
     170    Hartford Financial Services Group...       8,054
     160    Household International.............       5,960
      20    J.P. Morgan & Co., Inc. ............       2,533
     100    KeyCorp. ...........................       2,213
     110    Marsh & Mclennan Co. ...............      10,526
     220    Mellon Financial Corp. .............       7,494
     120    Merrill Lynch & Co. ................      10,020
     170    Morgan Stanley Dean Witter
              Discover..........................      24,267
     110    National City Corp. ................       2,606
     190    North Fork Bankcorp, Inc. ..........       3,325
     130    Northern Trust Corp. ...............       6,890
     130    Price (T. Rowe) Associates..........       4,802

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Large Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
      60    Regions Financial Corp. ............  $    1,508
     165    Southtrust Corp. ...................       6,239
      40    State Street Corp. .................       2,923
      35    SunTrust Banks, Inc. ...............       2,408
     165    U.S. Bancorp. ......................       3,929
     297    Wells Fargo Co. ....................      12,010
                                                  ----------
                                                     325,175
                                                  ----------
Health Care (3.5%):
     350    American Home Products Corp. .......      13,802
     125    Baxter International, Inc. .........       7,852
     165    Biomet, Inc. .......................       6,600
      85    Pharmacia & Upjohn, Inc. ...........       3,825
     220    Tenet Healthcare Corp. (b)..........       5,170
     151    Watson Pharmaceutical, Inc. (b).....       5,408
                                                  ----------
                                                      42,657
                                                  ----------
Multi Industry (1.6%):
     219    Honeywell International Inc. .......      12,619
      75    Minnesota Mining & Manufacturing
              Co. ..............................       7,341
                                                  ----------
                                                      19,960
                                                  ----------
Raw Materials (4.5%):
     140    Alcan Aluminum, Ltd. ...............       5,766
     120    Alcoa Inc. .........................       9,960
     205    Du Pont (EI) De Nemours & Co. ......      13,504
     160    Engelhard Corp. ....................       3,020
     173    Monsanto Co. .......................       6,163
      70    Praxair, Inc. ......................       3,522
     125    Rohm & Haas Co. ....................       5,086
     125    Union Carbide Corp. ................       8,344
                                                  ----------
                                                      55,365
                                                  ----------
Retail (3.6%):
     100    Circuit City Stores, Inc. ..........       4,506
      70    Costco Wholesale Corp. (b)..........       6,388
      95    Dayton Hudson Corp. ................       6,977
      80    Kohl's Corp. (b)....................       5,775
     195    Limited, Inc. ......................       8,445
      80    Lowe's Co. .........................       4,780
     185    McDonald's Corp. ...................       7,458
                                                  ----------
                                                      44,329
                                                  ----------
Shelter (2.8%):
      68    Champion International Co. .........       4,212
     155    International Paper Co. ............       8,747
     125    Leggett & Platt, Inc. ..............       2,680
      82    Masco Corp. ........................       2,081
     120    Pentair, Inc. ......................       4,620

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Shelter, continued:
      95    Temple Inland, Inc. ................  $    6,264
      81    Weyerhaeuser Co. ...................       5,817
                                                  ----------
                                                      34,421
                                                  ----------
Technology (7.0%):
      65    3com Corp. (b)......................       3,055
      75    Analog Devices, Inc. (b)............       6,975
      50    Apple Computer, Inc. (b)............       5,141
      85    Boeing Co. .........................       3,533
     125    Cabletron Systems (b)...............       3,250
     283    Compaq Computer Corp. ..............       7,659
     200    Hewlett-Packard Co. ................      22,787
      20    Kla-Tencor Corp. (b)................       2,228
      30    LSI Logic Corp. (b).................       2,025
      55    Micron Technology, Inc. (b).........       4,276
     145    Motorola, Inc. .....................      21,350
      50    Seagate Technology, Inc. (b)........       2,328
      55    Unisys Corp. (b)....................       1,757
                                                  ----------
                                                      86,364
                                                  ----------
Transportation (1.1%):
     225    Canadian National Railway Co. ......       5,920
     170    Southwest Airlines Co. .............       2,752
      67    United Parcel Service, Inc., Class
              B.................................       4,623
                                                  ----------
                                                      13,295
                                                  ----------
Utilities (17.4%):
      45    Aes Corp. (b).......................       3,364
     115    Alltel Corp. .......................       9,509
      30    Ameren Corp. .......................         983
      30    American Electric Power, Inc. ......         964
     600    AT&T Corp. .........................      30,449
     180    Bell Atlantic Corp. ................      11,081
     170    BellSouth Corp. ....................       7,958
      35    Carolina Power & Light Co. .........       1,065
     100    Centurytel, Inc. ...................       4,738
      40    Consolidated Edison Inc. ...........       1,380
      80    Constellation Energy Group..........       2,320
      35    Dominion Resources, Inc. ...........       1,374
      70    Duke Energy Corp. ..................       3,509
     145    Edison International................       3,797
     171    El Paso Energy Corp. ...............       6,652
     145    Enron Corp. ........................       6,434
      40    Entergy Corp. ......................       1,030
      50    First Energy Corp. .................       1,134
      82    Florida Power & Light Group,
              Inc. .............................       3,511
      20    Florida Progress Corp. .............         846
     155    Global Crossing Ltd. (b)............       7,750
     320    GTE Corp. ..........................      22,579

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Large Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Utilities, continued:
     591    MCI Worldcom, Inc. (b)..............  $   31,359
      50    Nortel Networks Corp. ..............       5,050
      70    Peco Energy Corp. ..................       2,433
      45    Pg & E Corp. .......................         923
      84    Public Service Enterprises, Inc. ...       2,924
      45    Reliant Energy Inc. ................       1,029
      40    Scientific-Atlanta, Inc. ...........       2,225
      15    Scottish Power Plc-Adr..............         406
     135    Southern Co. .......................       3,173
     265    Sprint Corp. .......................      17,838
     110    Texas Utilities Corp. ..............       3,912
      35    Unicom Corp. .......................       1,173
     306    Williams Co., Inc. .................       9,366
                                                  ----------
                                                     214,238
                                                  ----------
  Total Common Stocks                              1,210,439
                                                  ----------
INVESTMENT COMPANIES (1.5%):
  18,559    One Group Prime Money Market Fund,
              Class I...........................      18,559
                                                  ----------
  Total Investment Companies                          18,559
                                                  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL (4.1%):
Investment Companies (0.6%):
   6,569    Aim Liquid Asset Money Market
              Fund..............................       6,569
   1,314    One Group Prime Money Market Fund,
              Class I...........................       1,314
                                                  ----------
                                                       7,883
                                                  ----------
Master Notes (0.3%):
 $ 1,533    Bear Stearns, 4.77%, 1/3/00*........       1,533
     657    Lehman Brothers, 4.88%, 1/3/00*.....         657
     657    Merrill Lynch, 4.68%, 1/3/00*.......         657
     394    NationsBanc, 4.70%, 1/3/00*.........         394
                                                  ----------
                                                       3,241
                                                  ----------
Put Bonds (1.8%):
   1,751    Amex Centurion, 5.08%, 2/18/00*.....       1,751
     569    Branch Banking & Trust,
              5.11%, 5/25/00*...................         569
   1,314    Caterpillar Financial, 5.17%,
              5/1/01*...........................       1,314

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Put Bonds, continued:
 $ 1,095    Chase Manhattan, 5.23%, 5/6/02*.....  $    1,095
   1,007    Evangelical Lutheran, 6.64%,
              4/28/00*..........................       1,006
   1,095    Fleet National Bank, 5.04%,
              4/18/00*..........................       1,095
   1,095    GMAC, 5.19%, 5/3/01*................       1,095
   4,889    Goldman Sachs, 5.25%, 11/21/00*.....       4,889
     438    J.P. Morgan & Co., 5.07%, 5/4/00*...         438
   1,095    J.P. Morgan & Co., 5.13%, 5/4/01*...       1,095
   1,095    Lehman Brothers, 6.64%, 7/20/00*....       1,095
     438    Liberty Lighthouse, 5.12%,
              5/5/00*...........................         438
   1,095    Merrill Lynch, 5.28%, 5/6/02*.......       1,095
   1,970    Morgan Stanley, 5.25%, 1/21/00*.....       1,970
     504    Salomon Smith Barney, 5.01%,
              2/5/01*...........................         504
   1,095    Sigma Finance, Inc., 5.11%,
              3/31/00*..........................       1,095
   1,314    SPARCC, 6.05%, 3/24/00*.............       1,314
                                                  ----------
                                                      21,858
                                                  ----------
Repurchase Agreements (1.4%):
   4,379    HSBC, 4.67%, 01/03/00,
              (Collateralized by $13,706 various
              Government Securities,
              0.00% - 10.63%, 1/28/00 - 4/15/29,
              market value $4,467)..............       4,379
   3,285    HSBC, 4.62%, 01/03/00,
              (Collateralized by $4,467, various
              Government Securities,
              0.00% - 13.38%, 1/20/00 - 3/7/12,
              market value $3,351)..............       3,285
   4,193    Lehman Brothers, 4.65%, 01/03/00,
              (Collateralized by $4,403 various
              Commercial Paper, 0.00%, 1/10/00 -
              5/23/00, market value $4,403).....       4,193
   5,256    Lehman Brothers, 4.85%, 01/03/00,
              (Collateralized by 124 various
              Equity Securities, market value
              $5,534)...........................       5,256
                                                  ----------
                                                      17,113
                                                  ----------
  Total Short-Term Securities Held as Collateral      50,095
                                                  ----------
Total (Cost $1,103,810) (a)                       $1,279,093
                                                  ==========

------------

Percentages indicated are based on net assets of $1,231,947.
(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

Unrealized appreciation......................    $206,771
Unrealized depreciation......................     (31,488)
                                                 --------
Net unrealized appreciation..................    $175,283
                                                 ========

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Large Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

(b) Non-income producing securities.
(c) Rounds to less than 1,000.
 * The interest rate for this variable rate note, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1999.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Equity Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS (94.5%):
Business Equipment & Services (1.1%):
     160    Automatic Data Processing, Inc. ....  $    8,620
     125    Dun & Bradstreet....................       3,688
                                                  ----------
                                                      12,308
                                                  ----------
Capital Goods (9.2%):
     185    Cooper Industries, Inc. ............       7,481
     175    Emerson Electric Co. ...............      10,041
     480    General Electric Co. ...............      74,279
     120    Johnson Controls, Inc. .............       6,825
     200    Sherwin-Williams Co. ...............       4,200
                                                  ----------
                                                     102,826
                                                  ----------
Consumer Durable (2.4%):
     125    Dana Corp. .........................       3,742
     250    Ford Motor Co. .....................      13,360
     130    General Motors Corp. ...............       9,449
                                                  ----------
                                                      26,551
                                                  ----------
Consumer Non-Durable (10.2%):
      80    Campbell Soup Co. ..................       3,095
      70    Clorox Co. .........................       3,526
     300    Coca-Cola Co. ......................      17,474
     400    ConAgra, Inc. ......................       9,025
     100    Eastman Kodak Co. ..................       6,625
     125    Fortune Brands, Inc. ...............       4,133
     150    General Mills, Inc. ................       5,363
      90    International Flavors & Fragrances,
              Inc. (b)..........................       3,398
     170    McCormick & Co., Inc. ..............       5,058
     120    Nike, Inc. .........................       5,948
     250    PepsiCo, Inc. ......................       8,813
     375    Philip Morris Co., Inc. ............       8,695
     155    Proctor & Gamble Co. ...............      16,982
     125    Quaker Oats Co. ....................       8,203
     375    Sara Lee Corp. .....................       8,273
                                                  ----------
                                                     114,611
                                                  ----------
Consumer Services (1.9%):
     300    Belo (A.H.) Corp., Class A..........       5,719
     225    Mattel..............................       2,953
     200    McGraw-Hill Co., Inc. ..............      12,325
                                                  ----------
                                                      20,997
                                                  ----------
Energy (9.2%):
     100    Atlantic Richfield Co. .............       8,650
     110    BP Amoco ADR (b)....................       6,524
     650    Exxon Mobil Corp. ..................      52,366
     165    Halliburton Co. ....................       6,641

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Energy, continued:
     350    Royal Dutch Petroleum Co. ..........  $   21,153
     135    Texaco, Inc. .......................       7,305
                                                  ----------
                                                     102,639
                                                  ----------
Financial Services (17.8%):
      86    Aegon NV............................       8,230
     100    Allstate Corp. .....................       2,400
      85    American Express Co. ...............      14,131
      23    American National Insurance Co. ....       1,466
     140    Associates First Capital, Class A...       3,841
     350    Bank of America Corp. ..............      17,566
     140    Chase Manhattan Corp. ..............      10,876
     638    Citigroup, Inc. ....................      35,420
     325    Fannie Mae..........................      20,291
     125    Financial Security Assurance
              Hldgs.............................       6,516
     235    First Tennessee National Corp.
              (b)...............................       6,698
     100    First Union Corp. ..................       3,281
     116    Franchise Finance Corp. of
              America...........................       2,784
      70    J.P. Morgan & Co., Inc. ............       8,864
     175    Lincoln National Corp. .............       7,000
      60    Marsh & Mclennan Co. ...............       5,741
     250    National City Corp. ................       5,922
     350    Pacific Century Financial Corp. ....       6,541
     180    Reliastar Financial Corp. ..........       7,054
     170    SouthTrust Corp. ...................       6,428
     300    U.S. Bancorp........................       7,144
     275    Wells Fargo Co. ....................      11,120
                                                  ----------
                                                     199,314
                                                  ----------
Health Care (12.6%):
     175    Abbott Labs.........................       6,355
     375    American Home Products Co. .........      14,789
     245    Baxter International, Inc. .........      15,389
     350    Bristol Myers Squibb Co. ...........      22,465
     190    Johnson & Johnson...................      17,694
     300    Merck & Co., Inc. ..................      20,118
     475    Pfizer, Inc. .......................      15,408
     300    Schering Plough Corp. ..............      12,656
     200    Warner Lambert Co. .................      16,388
                                                  ----------
                                                     141,262
                                                  ----------
Multi-Industry (1.7%):
      60    El Paso Energy Corp. ...............       2,329
     150    Honeywell International Inc. .......       8,653
      80    Minnesota Mining & Manufacturing
              Co. ..............................       7,830
                                                  ----------
                                                      18,812
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Equity Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Raw Materials (3.1%):
     225    Air Products & Chemical, Inc. ......  $    7,552
      90    Dow Chemical Co. ...................      12,026
     230    Du Pont (EI) de Nemours & Co. ......      15,151
                                                  ----------
                                                      34,729
                                                  ----------
Retail (2.5%):
     200    Albertsons, Inc. (b)................       6,450
      75    May Department Stores Co. ..........       2,419
     200    Wal-Mart Stores, Inc. ..............      13,825
     180    Walgreen Co. .......................       5,265
                                                  ----------
                                                      27,959
                                                  ----------
Shelter (5.4%):
      70    Archstone Communities Trust.........       1,441
      78    Avalon Bay Communities, Inc. .......       2,683
      21    Camden Property Trust...............         578
     130    Carramerica Realty Corp. ...........       2,750
      28    CBL & Associates Properties.........         575
     110    Colonial Properties Trust...........       2,544
     171    Developers Diversified Realty
              Corp. ............................       2,202
     133    Duke Realty Investments, Inc. ......       2,599
     116    Equity Office Properties Trust
              (b)...............................       2,852
      63    Equity Residential Properties
              Trust.............................       2,690
     225    Kimberly Clark Corp. ...............      14,681
      75    Kimco Realty........................       2,527
      75    Masco Corp. ........................       1,903
      20    Prentiss Properties Trust...........         420
     117    Public Storage, Inc. ...............       2,650
     113    Simon Property Group, Inc. .........       2,587
     300    Sonoco Products Co. ................       6,825
      69    Spieker Properties, Inc. ...........       2,514
      20    Summit Properties, Inc. ............         358
      50    Temple Inland, Inc. ................       3,297
      44    Vornado Realty Trust................       1,420
                                                  ----------
                                                      60,096
                                                  ----------
Technology (5.4%):
     125    Boeing Co. .........................       5,195
     150    Hewlett Packard Co. ................      17,091
     215    International Business Machines.....      23,220
     175    Lockheed Martin Corp. ..............       3,828
     140    United Technologies Corp. ..........       9,100
     100    Xerox Corp. ........................       2,269
                                                  ----------
                                                      60,703
                                                  ----------
Transportation (0.9%):
     300    Canadian National Railway Co. (b)...       7,894
      32    United Parcel Service, Class B......       2,208
                                                  ----------
                                                      10,102
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Utilities (11.1%):
     440    AT&T Corp. .........................  $   22,330
     115    Bell Atlantic.......................       7,080
     225    BellSouth Corp. ....................      10,533
     200    Central & South West Corp. .........       4,000
     170    Entergy Corp. ......................       4,378
     275    GTE Corp. ..........................      19,405
     235    L G & E Energy Corp. ...............       4,105
      75    New Century Energies, Inc. .........       2,278
     230    Northern States Power Co. ..........       4,485
     475    SBC Communications, Inc. ...........      23,155
     300    Sierra Pacific Resources............       5,194
     260    Sprint Corp. .......................      17,501
                                                  ----------
                                                     124,444
                                                  ----------
  Total Common Stocks                              1,057,353
                                                  ----------
CONVERTIBLE BONDS (2.0%):
Health Care (0.5%):
 $ 5,000    Alza Corp., 5.00%, 5/1/06...........       5,263
                                                  ----------
Industrial Goods & Services (0.5%):
   5,500    Athena Neuroscience, 4.75%, 11/15/04
              (b)...............................       5,610
                                                  ----------
Shelter (0.5%):
   7,500    Hilton Hotels Corp., 5.00%,
              5/15/06...........................       5,728
                                                  ----------
Utilities (0.5%):
     125    El Paso Energy Corp., 4.75%,
              3/31/28...........................       6,297
                                                  ----------
  Total Convertible Bonds                             22,898
                                                  ----------
CONVERTIBLE PREFERRED STOCKS (2.9%):
Consumer Non-Durable (1.1%):
     310    Ingersoll-Rand Co. .................       7,906
     130    Ralston Purina......................       4,753
                                                  ----------
                                                      12,659
                                                  ----------
Financial Services (0.5%):
      95    St. Paul Capital....................       5,605
                                                  ----------
Multi-Industry (0.8%):
     100    Monsanto Co. .......................       3,313
     150    Newell Financial Trust..............       5,643
                                                  ----------
                                                       8,956
                                                  ----------
Utilities (0.5%):
     331    Avista Corp. (b)....................       5,052
                                                  ----------
  Total Convertible Preferred Stocks                  32,272
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Equity Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
INVESTMENT COMPANIES (0.3%):
   3,047    One Group Prime Money Market Fund,
              Class I...........................  $    3,047
                                                  ----------
  Total Investment Companies                           3,047
                                                  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL (3.3%):
Investment Companies (0.4%):
   4,123    Aim Liquid Asset Money Market
              Fund..............................       4,123
     825    One Group Prime Money Market Fund,
              Class I...........................         825
                                                  ----------
                                                       4,948
                                                  ----------
Master Notes (0.2%):
 $   963    Bear Stearns, 4.77%, 1/3/00*........         963
     412    Lehman Brothers, 4.88%, 1/3/00*.....         412
     412    Merrill Lynch, 4.68%, 1/3/00*.......         412
     247    NationsBanc, 4.70%, 1/3/00*.........         247
                                                  ----------
                                                       2,034
                                                  ----------
Put Bonds (1.7%):
   1,100    Amex Centurion, 5.08%, 2/18/00*.....       1,100
     357    Branch Banking & Trust, 5.11%,
              5/25/00*..........................         357
     825    Caterpillar Finance, 5.17%,
            5/1/01*.............................         825
     687    Chase Manhattan, 5.23%, 5/6/02*.....         687
     632    Evangelical Lutheran, 6.64%,
            4/28/00*............................         631
     687    Fleet National Bank, 5.04%,
            4/18/00*............................         687
     687    GMAC, 5.19%, 5/3/01*................         687
   1,867    Greenwich Capital, 6.91%, 7/9/01*...       1,867
   6,534    Greenwich Capital, 6.93%,
            12/2/02*............................       6,534
     275    J.P. Morgan & Co., 5.07%, 5/4/00*...         275
     687    J.P. Morgan & Co., 5.13%, 5/4/01*...         687

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Put Bonds, continued:
$    687    Lehman Brothers, 6.64%, 7/20/00*....  $      687
     275    Liberty Lighthouse, 5.12%,
            5/5/00*.............................         275
     687    Merrill Lynch, 5.28%, 5/6/02*.......         687
   1,237    Morgan Stanley, 5.25%, 1/21/00*.....       1,237
     316    Salomon Smith Barney, 5.01%,
            2/5/01*.............................         316
     687    Sigma Finance, Inc., 5.11%,
            3/31/00*............................         687
     825    SPARCC, 6.05%, 3/24/00*.............         825
                                                  ----------
                                                      19,051
                                                  ----------
Repurchase Agreements (1.0%):
   2,749    HSBC, 4.67%, 1/3/00, (Collateralized
            by $8,603 various Government
              Securities, 0.00% - 10.63%,
              1/28/00 - 4/15/29, market value
              $2,804)...........................       2,749
   2,062    HSBC, 4.62%, 1/3/00, (Collateralized
            by $2,804 Various Government
              Securities, 0.00% - 13.38%,
              1/20/00 - 3/7/12, market value
              $2,103)...........................       2,062
   2,632    Lehman Brothers, 4.65%, 1/3/00,
              (Collateralized by $2,764 various
              Commercial Paper, 0.00%, 1/10/00 -
              5/23/00, market value $2,764).....       2,632
   3,298    Lehman Brothers, 4.85%, 1/3/00,
              (Collateralized by 78 various
              Equity Securities, market value
              $3,473)...........................       3,298
                                                  ----------
                                                      10,741
                                                  ----------
  Total Short-Term Securities Held as Collateral      36,774
                                                  ----------
Total (Cost $694,832) (a)                         $1,152,344
                                                  ==========

------------

Percentages indicated are based on net assets of $1,118,906.
(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $487,788
                   Unrealized depreciation......................  $(30,276)
                                                                  --------
                   Net unrealized appreciation..................  $457,512
                                                                  ========

(b) Non-income producing securities.

 * The interest rate for this variable rate note, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1999.

ADR      American Depository Receipt

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Diversified Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS (98.7%):
Business Equipment & Services (0.7%):
     168    Automatic Data Processing, Inc. ....  $    9,061
     149    Waters Corp. (b)....................       7,908
                                                  ----------
                                                      16,969
                                                  ----------
Capital Goods (6.7%):
     338    Crane Co. ..........................       6,718
     153    Fastenal Co. .......................       6,862
     597    General Electric Co. ...............      92,323
     185    Johnson Controls, Inc. .............      10,499
     305    Mark IV Industries, Inc. ...........       5,402
     734    Tyco International Ltd. ............      28,534
     145    USG Corp. ..........................       6,852
                                                  ----------
                                                     157,190
                                                  ----------
Consumer Durable (1.8%):
      34    Danaher Corp. ......................       1,626
     236    General Motors Corp. ...............      17,133
     208    Lear Corp. (b)......................       6,653
     113    SPX Corp. (b).......................       9,091
     110    Whirlpool Corp. ....................       7,183
                                                  ----------
                                                      41,686
                                                  ----------
Consumer Non-Durable (5.8%):
     447    Coca Cola Enterprises...............       9,004
     126    Coca-Cola Co. ......................       7,345
     442    Gillette Co. .......................      18,197
     142    Intimate Brands, Inc. ..............       6,128
     344    Jones Apparel Group, Inc. (b).......       9,342
     295    Nike, Inc. .........................      14,606
   1,258    Philip Morris Co., Inc. ............      29,177
     118    Procter & Gamble Co. ...............      12,950
   1,142    Sara Lee Corp. .....................      25,198
     249    U.S. Foodservices (b)...............       4,164
                                                  ----------
                                                     136,111
                                                  ----------
Consumer Services (5.1%):
     343    Belo (A.H.) Corp., Series A.........       6,535
     263    CBS Corp. (b).......................      16,809
     280    Comcast Corp. ......................      14,163
     679    Hilton Hotels Corp. ................       6,531
     289    International Game Technologies.....       5,866
     441    New York Times Co. .................      21,654
     379    Time Warner, Inc. ..................      27,417
     341    Viacom, Inc., Class B (b)...........      20,603
                                                  ----------
                                                     119,578
                                                  ----------
Energy (4.9%):
     840    Exxon Mobil Corp. ..................      67,637
     240    Halliburton Co. ....................       9,640
     248    Occidental Petroleums Corp. ........       5,369

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Energy, continued:
     215    Texaco, Inc. .......................  $   11,688
     269    Tosco Corp. ........................       7,300
     233    Transocean Sedco Forex, Inc. .......       7,859
     203    USX-Marathon Group..................       5,014
                                                  ----------
                                                     114,507
                                                  ----------
Financial Services (14.1%):
     106    American Express Co. ...............      17,589
     437    American International Group,
              Inc. .............................      47,237
     258    Associates First Capital, Class A...       7,068
     568    Bank of America Corp. ..............      28,527
     272    Charter One Financial, Inc. ........       5,193
     250    Chase Manhattan Corp. ..............      19,430
     171    Cigna Corp. ........................      13,752
     829    Citigroup, Inc. ....................      46,086
     516    Federal Home Loan Mortgage Corp. ...      24,289
     414    First Security Corp. ...............      10,562
     174    First Tennessee National Corp. .....       4,956
     572    Fleetboston Financial Corp. ........      19,920
     224    Hartford Financial Services Group...      10,588
     159    Marsh & Mclennan Co. ...............      15,176
     255    Morgan Stanley Dean Witter
              Discover..........................      36,416
     256    Pacific Century Financial Corp. ....       4,786
     256    SouthTrust Corp. ...................       9,693
     233    Wells Fargo Co. ....................       9,422
                                                  ----------
                                                     330,690
                                                  ----------
Health Care (8.9%):
     300    Abbott Laboratories.................      10,908
     368    American Home Products Corp. .......      14,529
     201    Baxter International, Inc. .........      12,650
     169    Biomet, Inc. .......................       6,752
     555    Bristol Myers Squibb Co. ...........      35,631
     117    Gilead Sciences, Inc. (b)...........       6,354
     141    Guidant Corp. (b)...................       6,632
     356    IDEXX Laboratories, Inc. (b)........       5,742
     119    Johnson & Johnson...................      11,101
      54    MedImmune (b).......................       8,974
     370    Medtronic, Inc. ....................      13,493
     323    Merck & Co., Inc. ..................      21,648
     537    Pfizer, Inc. .......................      17,425
     560    Schering Plough Corp. ..............      23,621
     163    Warner-Lambert Co. .................      13,339
                                                  ----------
                                                     208,799
                                                  ----------
Raw Materials (3.2%):
     239    Alcoa, Inc. ........................      19,795
     197    Cabot Corp. ........................       4,004

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Diversified Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Raw Materials, continued:
     263    CK Witco Corp. .....................  $    3,514
     265    Cytec Industries, Inc. (b)..........       6,128
     192    Du Pont (EI) de Nemours & Co. ......      12,648
     292    Ferro Corp. ........................       6,425
     281    Lyondell Chemical Co. ..............       3,579
     260    Monsanto Co. .......................       9,248
     158    RPM, Inc. ..........................       1,613
     284    Sigma-Aldrich Corp. ................       8,547
                                                  ----------
                                                      75,501
                                                  ----------
Retail (4.8%):
     131    AnnTaylor Stores Corp. (b)..........       4,501
     175    Applebee's International............       5,160
     332    CVS Corp. ..........................      13,239
     216    Kohl's Corp. (b)....................      15,621
     305    TJX Co., Inc. ......................       6,235
     309    Tricon Global Restaurants (b).......      11,931
     655    Wal-Mart Stores, Inc. ..............      45,285
     249    Williams Sonoma, Inc. (b)...........      11,472
                                                  ----------
                                                     113,444
                                                  ----------
Shelter (2.2%):
     280    Georgia-Pacific Corp. ..............      14,215
      75    Huttig Building Products (b)........         371
     432    Kimberly Clark Corp. ...............      28,182
     225    Pentair, Inc. ......................       8,643
                                                  ----------
                                                      51,411
                                                  ----------
Technology (28.8%):
     138    ADC Telecommunications, Inc. (b)....      10,043
     444    America Online (b)..................      33,479
     142    Applied Materials, Inc. (b).........      17,990
     188    BMC Software, Inc. (b)..............      15,020
     235    Boeing Co. .........................       9,771
     749    Cisco Systems, Inc. (b).............      80,252
      69    Comverse Technology Inc. (b)........       9,987
     149    Cordant Technologies, Inc. .........       4,917
     609    Dell Computer Corp. (b).............      31,039
     285    Electronic Data Systems Corp. ......      19,044
     365    EMC Corp. (b).......................      39,909
     174    Hewlett Packard Co. ................      19,780
     634    Intel Corp. ........................      52,194
     224    International Business Machines.....      24,160
     486    Lucent Technologies, Inc. ..........      36,359
     308    Maxim Integrated Products, Inc.
              (b)...............................      14,524
     939    Microsoft Corp. (b).................     109,639
     366    Nortel Networks Corporation.........      36,996
     133    Oracle Corp. (b)....................      14,916
     144    Rational Software Corp. (b).........       7,051

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Technology, continued:
     170    SCI Systems, Inc. (b)...............  $   14,005
      79    Solectron Corp. (b).................       7,534
     378    Sun Microsystems, Inc. (b)..........      29,302
     175    Symantec Corp. (b)..................      10,271
     169    Symbol Technologies, Inc. ..........      10,723
     307    Xilinx, Inc. (b)....................      13,977
                                                  ----------
                                                     672,882
                                                  ----------
Transportation (0.8%):
     143    Kansas City Southern Industries.....      10,701
     125    United Parcel Service, Class B......       8,646
                                                  ----------
                                                      19,347
                                                  ----------
Utilities (10.9%):
     304    AT&T Corp. .........................      15,450
     422    Bell Atlantic.......................      25,973
     386    CenturyTel, Inc. ...................      18,296
     235    CMS Energy Corp. ...................       7,320
     215    El Paso Energy Corp. ...............       8,345
     296    Energy East Corp. ..................       6,163
     388    Enron Corp. ........................      17,222
     260    Florida Power & Light, Inc. ........      11,140
     130    General Public Utilities Corp. .....       3,886
     793    MCI Worldcom, Inc. (b)..............      42,088
     401    Pinnacle West Capital Corp. ........      12,240
     216    Qwest Communications International
              (b)...............................       9,274
     808    SBC Communications, Inc. ...........      39,390
     425    Sprint Corp. .......................      28,574
     365    Williams Co. .......................      11,168
                                                  ----------
                                                     256,529
                                                  ----------
  Total Common Stocks                              2,314,644
                                                  ----------
INVESTMENT COMPANIES (0.9%):
  21,900    One Group Prime Money Market Fund,
              Class I...........................      21,900
                                                  ----------
  Total Investment Companies                          21,900
                                                  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL (4.6%):
Investment Companies (0.8%):
  15,122    Aim Liquid Asset Money Market
              Fund..............................      15,122
   3,024    One Group Prime Money Market Fund,
              Class I...........................       3,024
                                                  ----------
                                                      18,146
                                                  ----------
Master Notes (0.3%):
 $ 3,529    Bear Stearns, 4.77%, 1/3/00*........       3,529
   1,512    Lehman Brothers, 4.88%, 1/3/00*.....       1,512

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Diversified Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Master Notes, continued:
 $ 1,512    Merrill Lynch, 4.68%, 1/3/00*.......  $    1,512
     907    NationsBanc, 4.70%, 1/3/00*.........         907
                                                  ----------
                                                       7,460
                                                  ----------
Put Bonds (1.8%):
   4,033    Amex Centurion, 5.11%, 2/18/00*.....       4,033
   1,311    Branch Banking & Trust, 5.11%,
              5/25/00*..........................       1,310
   3,024    Caterpillar Finance, 5.17%,
              5/1/01*...........................       3,024
   2,520    Chase Manhattan, 5.23%, 5/6/02*.....       2,520
   2,319    Evangelical Lutheran, 6.64%,
              4/28/00*..........................       2,315
   2,520    Fleet National Bank, 5.04%,
              4/18/00*..........................       2,520
   2,520    GMAC, 5.19%, 5/3/01*................       2,520
   3,960    Goldman Sachs, 5.25%, 11/21/00*.....       3,960
   1,008    J.P. Morgan & Co., 5.07%, 5/4/00*...       1,008
   2,520    J.P. Morgan & Co., 5.13%, 5/4/01*...       2,520
   2,520    Lehman Brothers, 6.64%, 7/20/00*....       2,520
   1,008    Liberty Lighthouse, 5.12%,
              5/5/00*...........................       1,008
   2,520    Merrill Lynch, 5.28%, 5/6/02*.......       2,520
   4,537    Morgan Stanley, 5.25%, 1/21/00*.....       4,537
   1,159    Salomon Smith Barney, 5.01%,
              2/5/01*...........................       1,159
   2,520    Sigma Finance, Inc., 5.11%,
              3/31/00*..........................       2,520
   3,024    SPARCC, 6.05%, 3/24/00*.............       3,024
                                                  ----------
                                                      43,018
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Repurchase Agreements (1.7%):
 $10,081    HSBC, 4.67%, 1/3/00, (Collateralized
              by $31,549 various Government
              Securities, 0.00% - 10.63%,
              1/28/00 - 4/15/29, market value
              $10,283)..........................  $   10,081
   7,561    HSBC, 4.62%, 1/3/00, (Collateralized
              by $10,283 various Government
              Securities, 0.00% - 13.38%,
              1/20/00 - 3/7/12, market value
              $7,712)...........................       7,561
   9,652    Lehman Brothers, 4.65%, 1/3/00
              (Collateralized by $10,135 various
              Commercial Paper, 0.00% - 0.00%,
              1/10/00 - 5/23/00, market value
              $10,135)..........................       9,652
  12,097    Lehman Brothers, 4.85%, 1/3/00
              (Collateralized by 284 various
              Equity Securities, market value
              $12,738)..........................      12,097
                                                  ----------
                                                      39,391
                                                  ----------
  Total Short-Term Securities Held as Collateral     108,015
                                                  ----------
Total (Cost $1,801,885) (a)                       $2,444,559
                                                  ==========

------------

Percentages indicated are based on net assets of $2,345,246.
(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

Unrealized appreciation......................  $731,176
Unrealized depreciation......................   (88,502)
                                               --------
Net unrealized appreciation..................  $642,674
                                               ========

(b) Non-income producing securities.

 * The interest rate for this variable rate note, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1999.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Balanced Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
ASSET BACKED SECURITIES (5.2%):
Financial Services (4.5%):
 $ 1,000    Advanta Automobile Receivables Trust,
              Series 1998-1, Class A2, 6.09%,
              12/15/03...........................  $    984
     433    Advanta Equipment Receivables,
              Series 1998-1, Class A2, 5.82%,
              12/15/06...........................       430
   2,035    Advanta Equipment Receivables,
              Series 1998-1, Class A4, 5.98%,
              12/15/06...........................     1,988
     494    Advanta Mortgage Loan Trust,
              Series 1997-2, Class A2, 7.05%,
              5/25/21............................       492
     384    Americredit Automobile Receivables
              Trust, Series 1997-C, Class A3,
              6.30%,
              7/5/03.............................       383
     700    Arcadia Automobile Receivables Trust,
              Series 1997-C, Class A5, 6.55%,
              6/15/05............................       696
   2,000    BankBoston RV Asset Backed Trust,
              Series 1997-1, Class A6, 6.44%,
              1/15/07............................     1,995
     900    Barnett Auto Trust,
              Series 1997-A, Class A5, 6.26%,
              2/15/03............................       895
     101    Capita Equipment Receivables Trust,
              Series 1996-1, Class A4, 6.28%,
              6/15/00............................       101
   1,500    Capita Equipment Receivables Trust,
              Series 1997-1, Class A4, 6.19%,
              2/15/02............................     1,487
     610    Case Equipment Loan Trust,
              Series 1998-B, Class A3, 5.81%,
              5/15/03............................       608
     112    Case Equipment Loan Trust,
              Series 1996-B, Class A3, 6.65%,
              9/15/03............................       112
   2,000    Chemical Master Credit Card Trust,
              Series 1995-2, Class A, 6.23%,
              6/15/03............................     1,996
     276    Copelco Capital Funding Corp.,
              Series 1996-A, Class A, 6.34%,
              7/20/04............................       276
     400    Dayton Hudson Credit Card Master
              Trust, Series 1997-1, Class A,
              6.25%,
              8/25/05............................       393
     670    EQCC Home Equity Loan Trust,
              Series 1998-2, Class A6F, 6.16%,
              4/15/08............................       647

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
ASSET BACKED SECURITIES, CONTINUED:
Financial Services, continued:
 $   200    EQCC Home Equity Loan Trust,
              Series 1998-1, Class A3F, 6.23%,
              12/15/12...........................  $    199
     267    EQCC Home Equity Loan Trust,
              Series 1997-2, Class A7, 6.89%,
              2/15/20............................       266
     750    EQCC Home Equity Loan Trust,
              Series 1998-2, Class A4F, 6.33%,
              1/15/22............................       730
     925    Fleetwood Credit Corp Grantor Trust,
              Series 1997-B, Class A, 6.40%,
              5/15/13............................       919
      53    Green Tree Financial Corp.,
              Series 1994-1, Class A3, 6.90%,
              4/15/19............................        53
     250    Green Tree Financial Corp.,
              Series 1996-3, Class A3, 6.70%,
              5/15/27............................       250
     481    Green Tree Financial Corp.,
              Series 1996-7, Class A4, 6.80%,
              10/15/27...........................       482
      29    Green Tree Financial Corp.,
              Series 1997-1, Class A3, 6.23%,
              3/15/28............................        29
     556    Green Tree Home Improvement Loan
              Trust, Series 1996-C, Class HEA3,
              7.55%, 6/15/26.....................       558
     125    Green Tree Recreational, Equipment
              and Consulting, Series 1998-C,
              Class A3,
              5.92%, 2/15/09.....................       124
     200    Green Tree Recreational, Equipment
              and Consulting, Series 1998-B,
              Class A5,
              6.10%, 12/15/13....................       195
     383    Green Tree Recreational, Equipment
              and Consulting, Series 1996-A,
              Class A1,
              5.55%, 2/15/18.....................       373
     321    Household Affinity Credit Card Master
              Trust, Series 1993-2, Class A,
              5.60%, 5/15/02.....................       320
     200    Key Auto Finance Trust,
              Series 97-2, Class A5, 6.25%,
              10/15/03...........................       199
     335    MBNA Master Credit Card Trust,
              Series 1995-D, Class A, 6.05%,
              11/15/02...........................       335
     425    MBNA Master Credit Card Trust,
              Series 1995-F, Class A, 6.60%,
              1/15/03............................       426

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Balanced Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
ASSET BACKED SECURITIES, CONTINUED:
Financial Services, continued:
 $   426    Olympic Automobile Receivables Trust,
              Series 1996-B, Class A4, 6.70%,
              3/15/02............................  $    427
     315    Olympic Automobile Receivables Trust,
              Series 1996-D, Class A4, 6.05%,
              8/15/02............................       315
   2,000    Onyx Acceptance Grantor Trust,
              Series 1998-A, Class CTFS, 5.99%,
              1/15/05............................     1,956
     516    Premier Auto Trust,
              Series 1996-4, Class A4, 6.45%,
              10/6/01............................       517
   2,314    SLM Student Loan Trust,
              Series 1999-1, Class A1T, 5.76%,
              4/25/08............................     2,304
     115    The Money Store Auto Grantor Trust,
              Series 1996-2, Class A3, 6.25%,
              6/20/03............................       115
     595    The Money Store Home Equity Trust,
              Series 1997-C, Class AF5, 6.54%,
              6/15/21............................       591
     474    The Money Store Home Equity Trust,
              Series 1996-B, Class A8, 7.91%,
              5/15/24............................       476
     400    The Money Store Home Equity Trust,
              Series 1996-A, Class A8, 7.66%,
              8/15/26............................       389
   2,000    Union Acceptance Corp.,
              Series 1998-B, Class A5, 6.02%,
              1/9/06.............................     1,960
                                                   --------
                                                     27,991
                                                   --------
Student Loan Marketing Association (0.7%):
   4,000    Student Loan Marketing Association,
              7.20%, 11/9/00.....................     4,027
                                                   --------
  Total Asset Backed Securities                      32,018
                                                   --------
COMMERCIAL PAPER (3.7%):
Financial Services (3.7%):
  23,000    GE Capital Corp., 6.35%, 1/21/00.....    22,938
                                                   --------
  Total Commercial Paper.........................    22,938
                                                   --------
COMMON STOCKS (52.9%):
Business Equipment & Service (1.1%):
      77    America Online, Inc. (b).............     5,813
      21    Waters Corp. ........................     1,087
                                                   --------
                                                      6,900
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Capital Goods (3.6%):
      47    Crane Co. ...........................  $    936
      21    Fastenal Co. ........................       948
      84    General Electric Co. ................    13,022
      24    Johnson Controls, Inc. ..............     1,349
      43    Mark IV Industries, Inc. ............       767
      24    Trinity Industries...................       688
      97    Tyco International, Ltd. ............     3,765
      21    USG Corp. ...........................       966
                                                   --------
                                                     22,441
                                                   --------
Consumer Durable (0.9%):
       5    Danaher Corp. .......................       232
      33    General Motors Corp. ................     2,416
      26    Lear Corp. (b).......................       846
      16    SPX Corp. (b)........................     1,328
      15    Whirlpool Corp. .....................       995
                                                   --------
                                                      5,817
                                                   --------
Consumer Non-Durable (3.4%):
      56    Coca Cola Enterprises................     1,124
      23    Coca-Cola Co. .......................     1,357
      63    Gillette Co. ........................     2,587
      20    Intimate Brands, Inc. ...............       853
      52    Jones Apparel Group, Inc. (b)........     1,420
      42    Nike, Inc. ..........................     2,088
     179    Philip Morris Co., Inc. .............     4,144
      25    Proctor & Gamble Co. ................     2,750
     162    Sara Lee Corp. ......................     3,576
      60    U.S. Foodservices (b)................     1,008
                                                   --------
                                                     20,907
                                                   --------
Consumer Services (2.6%):
      48    Belo (A.H.) Corp., Series A..........       909
      36    CBS Corp. (b)........................     2,315
      39    Comcast Corp. Special................     1,952
      94    Hilton Hotels Corp...................       906
      40    International Game Technology........       810
      48    New York Times Co. ..................     2,364
      55    Time Warner, Inc. ...................     3,967
      48    Viacom, Inc. (b).....................     2,923
                                                   --------
                                                     16,146
                                                   --------
Energy (3.6%):
     117    Exxon Mobil Corp. ...................     9,392
      37    Halliburton Co. .....................     1,504
      55    Occidental Petroleums Corp. .........     1,185
      56    Royal Dutch Petroleum Co., NY
              Shares.............................     3,359
      37    Texaco, Inc. ........................     1,991
      52    Tosco Corp. .........................     1,402

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Balanced Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Energy, continued:
      51    Transocan Sedco Forex, Inc. .........  $  1,718
      58    USX-Marathon Group, Inc. ............     1,442
                                                   --------
                                                     21,993
                                                   --------
Financial Services (7.8%):
      15    American Express Co. ................     2,489
      57    American International Group,
              Inc. ..............................     6,208
      45    Associates First Capital Corp., Class
              A..................................     1,223
      81    BankAmerica Corp. ...................     4,071
      54    Charter One Financial, Inc. .........     1,029
      36    Chase Manhattan Corp. ...............     2,804
      25    Cigna Corp. .........................     2,025
     125    Citigroup, Inc. .....................     6,958
      36    Federal Home Loan Mortgage Corp. ....     1,680
      30    Federal National Mortgage Assoc. ....     1,881
      57    First Security Corp. ................     1,455
      25    First Tennessee National Corp. ......       705
      80    Fleetboston Financial Corp. .........     2,792
      34    Hartford Financial Services Group....     1,607
      22    Marsh & Mclennan Co. ................     2,107
      39    Morgan Stanley Dean Witter
              Discover...........................     5,626
      37    Pacific Century Financial Corp. .....       699
      38    SouthTrust Corp. ....................     1,419
      33    Wells Fargo Co. .....................     1,325
                                                   --------
                                                     48,103
                                                   --------
Health Care (5.0%):
      29    Abbott Labs..........................     1,056
      57    American Home Products Co. ..........     2,237
      28    Baxter International, Inc. ..........     1,785
      31    Biomet, Inc. ........................     1,241
      77    Bristol Myers Squibb Co. ............     4,958
      16    Gilead Sciences, Inc. (b)............       877
      20    Guidant Corp. (b)....................       924
      50    IDEXX Laboratories, Inc. (b).........       808
      19    Johnson & Johnson....................     1,784
       8    MedImmune, Inc. (b)..................     1,257
      62    Medtronic, Inc. .....................     2,263
      46    Merck & Co., Inc. ...................     3,082
     108    Pfizer, Inc. ........................     3,502
      78    Schering Plough Corp. ...............     3,270
      25    Warner Lambert Co. ..................     2,063
                                                   --------
                                                     31,107
                                                   --------
Multi-Industry (0.0%):
      10    Huttig Building Products, Inc. (b)...        52
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Raw Materials (1.7%):
      34    Alcoa, Inc. .........................  $  2,815
      35    Cabot Corp. .........................       717
       3    CK Witco Corp. ......................        35
      32    Cytec Industries, Inc. (b)...........       739
      27    Du Pont (EI) de Nemours & Co. .......     1,781
      39    Ferro Corp. .........................       863
      41    Lyondell Chemical Co. ...............       518
      36    Monsanto Co. ........................     1,286
      62    RPM, Inc. ...........................       634
      34    Sigma-Aldrich Corp. .................     1,020
                                                   --------
                                                     10,408
                                                   --------
Retail (2.6%):
      18    Anntaylor Stores Corp. (b)...........       629
      24    Applebee's International.............       719
      47    CVS Corp. ...........................     1,884
      30    Kohl's Corp. (b).....................     2,175
      43    TJX Co., Inc. .......................       874
      43    Tricon Global Restaurants, Inc.
              (b)................................     1,680
      92    Wal-Mart Stores, Inc. ...............     6,331
      41    Williams Sonoma, Inc. (b)............     1,902
                                                   --------
                                                     16,194
                                                   --------
Shelter (1.2%):
      39    Georgia Pacific Corp. ...............     2,004
      61    Kimberly Clark Corp. ................     4,010
      31    Pentair, Inc. .......................     1,190
                                                   --------
                                                      7,204
                                                   --------
Technology (14.0%):
      19    ADC Telecommunications, Inc. (b).....     1,386
      23    Applied Materials, Inc. (b)..........     2,877
      25    BMC Software, Inc. (b)...............     2,018
      99    Cisco Systems, Inc. (b)..............    10,595
      10    Comverse Technology, Inc. (b)........     1,394
      22    Cordant Technology, Inc. ............       728
      88    Dell Computer Corp. (b)..............     4,512
      51    EMC Corp. (b)........................     5,584
      22    Hewlett Packard Co. .................     2,520
      89    Intel Corp. .........................     7,321
      32    International Business Machines
              Corp. .............................     3,481
      83    Lucent Technologies, Inc. ...........     6,181
      46    Maxim Integrated Products, Inc.
              (b)................................     2,160
     128    Microsoft Corp. (b)..................    14,965
      51    Nortel Networks Corp. ...............     5,193
      13    Oracle Corp. (b).....................     1,468
      20    Rational Software Corp. (b)..........       973
      25    SCI Systems, Inc. (b)................     2,073
      18    Solectron Corp. (b)..................     1,688

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Balanced Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Technology, continued:
      52    Sun Microsystems, Inc. (b)...........  $  4,027
      25    Symantec Corp. (b)...................     1,436
      23    Symbol Technologies, Inc. ...........     1,475
      41    Xilinx, Inc. (b).....................     1,868
                                                   --------
                                                     85,923
                                                   --------
Transportation (0.4%):
      20    Kansas City Southern Industries......     1,518
      18    United Parcel Service, Inc. -- Class
              B..................................     1,214
                                                   --------
                                                      2,732
                                                   --------
Utilities (5.0%):
      40    AT&T Corp. ..........................     2,042
      61    Centurytel, Inc. ....................     2,881
       3    CMS Energy Corp. ....................        83
      39    Constellation Energy Group, Inc. ....     1,117
      32    El Paso Energy Corp. ................     1,247
      39    Energy East Corp. ...................       807
       2    Florida Power & Light, Inc. .........        95
      27    General Public Utilities Corp. ......       822
      38    L G & E Energy Corp. ................       670
     117    MCI Worldcom, Inc. (b)...............     6,193
      22    New Century Energies, Inc. ..........       665
      28    Pinnacle West Capital Corp. .........       856
      30    Qwest Communications International
              (b)................................     1,293
     128    SBC Communications, Inc. ............     6,237
      70    Sprint Corp. ........................     4,717
      40    Williams Cos., Inc. .................     1,208
                                                   --------
                                                     30,933
                                                   --------
  Total Common Stocks                               326,860
                                                   --------
WARRANTS (0.0%):
Business Equipment & Service (0.0%):
       0    Morrison Knudson Corp. (c)...........         0
                                                   --------
  Total Warrants                                          0
                                                   --------
CORPORATE BONDS (7.2%):
Capital Goods (0.5%):
 $ 1,000    Cummins Engine Co., Inc., 6.45%,
              3/1/05.............................       938
   2,000    Tyco International Group SA, 6.25%,
              6/15/03............................     1,897
                                                   --------
                                                      2,835
                                                   --------
Consumer Durable (0.0%):
     250    Ford Motor Co., 9.00%, 9/15/01.......       258
                                                   --------
Consumer Non-Durable (0.1%):
     500    Campbell Soup Co., 5.63%, 9/15/03....       482
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Consumer Services (0.7%):
 $   505    Hertz Corp., 7.00%, 5/1/02...........  $    503
   1,627    Hertz Corp., 6.00%, 1/15/03..........     1,571
   2,400    Rental Car Finance, 6.45%, 8/25/05...     2,330
                                                   --------
                                                      4,404
                                                   --------
Energy (0.3%):
   1,250    Occidental Petroleum, Corp., 9.25%,
              8/1/19.............................     1,394
     500    Union Pacific Co., 7.60%, 5/1/05.....       501
                                                   --------
                                                      1,895
                                                   --------
Financial Services (3.3%):
   1,000    Associates Corp., Series G, 8.27%,
              11/8/01............................     1,024
   1,000    Associates Corp., Series G, 8.58%,
              11/23/04...........................     1,050
   1,000    BankAmerica Corp., 8.13%, 2/1/02.....     1,022
     500    Capital One Bank, 6.88%, 4/24/00.....       501
     500    Chrysler Financial Corp., 5.88%,
              2/7/01.............................       496
   2,725    Circuit City Credit Card Master
              Trust, 6.38%, 8/15/05..............     2,725
   1,350    Contimortgage Home Equity Loan Trust,
              Series 1998-1, Class A6, 6.58%,
              12/15/18...........................     1,318
   2,000    First Hawaiian, Inc., 6.25%,
              8/15/00............................     1,993
     610    Ford Credit Auto Loan Master Trust,
              5.50%, 2/15/03.....................       602
     500    Ford Motor Credit Corp., 8.38%,
              1/15/00............................       500
     250    General Motors Acceptance Corp.,
              7.00%, 3/1/00......................       250
   1,250    General Motors Acceptance Corp.,
              8.25%, 2/24/04.....................     1,295
   2,000    Goldman Sachs Group, Inc., 7.20%,
              3/1/07.............................     1,922
     750    Huntington National Bank, 6.75%,
              6/15/03............................       744
   1,000    International Lease Finance Corp.,
              5.88%, 1/15/01.....................       991
   1,000    KeyCorp, 7.00%, 5/11/05..............     1,001
     500    Lehman Brothers, Inc., 9.88%,
              10/15/00...........................       511
     307    McDonnell Douglas Corp., 6.45%,
              12/5/02............................       301
     250    Nationsbank Texas, 6.75%, 8/15/00....       250
   1,000    Society National Bank, 6.75%,
              6/15/03............................       985
     500    Suntrust Banks, 7.38%, 7/1/02........       503
                                                   --------
                                                     19,984
                                                   --------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Balanced Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Health Care (0.0%):
 $   250    Johnson & Johnson, 7.38%, 6/29/02....  $    253
                                                   --------
Raw Materials (0.0%):
     200    Du Pont (EI) de Nemours & Co., 8.70%,
              2/7/01.............................       204
                                                   --------
Retail (0.6%):
   1,000    Dayton Hudson Corp., 7.25%, 9/1/04...     1,009
   2,093    JC Penney Co., 7.25%, 4/1/02.........     2,053
     750    Sears Roebuck Acceptance, 7.13%,
              5/2/03.............................       740
                                                   --------
                                                      3,802
                                                   --------
Technology (0.1%):
     750    Lockhead Corp., 7.63%, 6/15/04.......       740
                                                   --------
Utilities (1.6%):
     750    AT&T Corp., 7.50%, 6/1/06............       764
   2,400    Columbia Gas System, 6.80%,
              11/28/05...........................     2,320
     250    Duke Power Co., 7.00%, 7/1/00........       251
   2,500    Hydro Quebec, 6.52%, 2/23/06.........     2,375
   3,500    Tennessee Valley Authority, 5.00%,
              12/18/03...........................     3,286
     500    Virginia Electric & Power, 6.63%,
              4/1/03.............................       492
                                                   --------
                                                      9,488
                                                   --------
  Total Corporate Bonds                              44,345
                                                   --------
U.S. GOVERNMENT AGENCY (1.3%):
Federal Home Loan Bank (1.3%):
   1,000    5.88%, 11/25/08......................       908
   8,000    5.61%, 2/11/09.......................     7,221
                                                   --------
  Total U.S. Government Agency                        8,129
                                                   --------
U.S. GOVERNMENT AGENCY MORTGAGES (17.7%):
Fannie Mae (8.9%):
   2,918    7.24%, 10/1/03, Pool #73712..........     2,916
   1,000    5.41%, 11/5/03.......................       952
   5,000    5.88%, 2/2/06........................     4,736
     181    6.65%, 3/25/06.......................       180
   2,752    7.00%, 4/25/06.......................     2,744
   2,168    7.13%, 7/1/06, Pool #381781..........     2,151
     471    7.00%, 9/1/07, Pool #185265..........       469
   1,291    6.53%, 12/1/07, Pool #375568.........     1,232
     402    7.00%, 5/25/08, Pool #1991-134.......       401
   1,195    7.50%, 8/1/09, Pool #292020..........     1,206
     578    6.50%, 5/1/11, Pool #337195..........       564
   1,305    6.50%, 4/1/13, Pool #414513..........     1,270
     623    7.00%, 6/1/13, Pool #427488..........       617
   2,000    6.50%, 6/25/13.......................     1,959
   2,333    6.00%, 1/1/14, Pool #440777..........     2,218

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 1,637    5.75%, 11/25/17......................  $  1,628
     826    6.25%, 3/25/18.......................       823
   1,314    8.50%, 11/1/18, Pool #313280.........     1,358
     836    7.50%, 3/17/19, Pool #G97-5A.........       840
     588    8.50%, 1/25/20.......................       599
     293    9.50%, 4/25/20.......................       307
     254    7.00%, 7/25/20.......................       254
   2,090    7.00%, 8/18/20.......................     2,090
     991    8.50%, 9/25/20.......................     1,017
     774    6.50%, 10/25/20......................       768
     273    8.00%, 7/25/21.......................       277
     500    6.85%, 8/25/21, Pool #1993-17........       488
     874    6.50%, 1/18/22.......................       866
   1,836    7.00%, 2/18/22.......................     1,835
   1,067    7.50%, 7/25/22.......................     1,055
     500    7.50%, 10/25/22......................       496
   1,863    8.00%, 11/1/22, Pool #124555.........     1,881
     921    6.65%, 12/18/22......................       915
   2,101    7.13%, 5/18/23.......................     2,103
   1,411    9.50%, 9/20/23.......................     1,453
     477    7.25%, 7/18/24.......................       477
     644    9.00%, 8/1/24, Pool #250114..........       672
   1,043    9.50%, 11/18/24......................     1,084
   1,108    9.00%, 5/18/25.......................     1,142
     561    7.00%, 7/1/25, Pool #317252..........       546
     610    6.50%, 2/1/26, Pool #337115..........       579
     683    7.00%, 3/1/26, Pool #365488..........       667
     950    8.00%, 3/18/26.......................       961
     512    7.00%, 5/1/26, Pool #346269..........       497
     424    7.50%, 5/1/26, Pool #344916..........       420
     300    6.00%, 6/25/26.......................       260
     357    7.50%, 11/1/26, Pool #363626.........       353
     931    6.50%, 2/1/28, Pool #417157..........       881
   1,945    6.00%, 8/1/28, Pool #436125..........     1,782
                                                   --------
                                                     54,989
                                                   --------
Federal National Conventional Loan (0.2%):
     881    6.79%, 11/1/07, Pool #313832.........       860
     160    8.00%, 6/1/24, Pool #250085..........       161
     313    8.00%, 6/1/24, Pool #270402..........       315
                                                   --------
                                                      1,336
                                                   --------
Freddie Mac (4.2%):
      25    10.00%, 9/1/03, Pool #E30407.........        25
     375    6.25%, 1/15/06.......................       374
      22    9.00%, 5/1/06, Pool #B0-0282.........        23
     168    8.00%, 3/1/08, Pool #E45796..........       171
     165    9.00%, 8/1/09, Pool #279063..........       172

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Balanced Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $   482    7.00%, 1/1/12, Pool #E66116..........  $    478
   1,142    6.50%, 3/1/13, Pool #E69466..........     1,113
     821    6.50%, 6/1/13, Pool #E00552..........       799
     747    7.00%, 6/1/13, Pool #E00554..........       740
   2,410    6.00%, 4/1/14, Pool #E76469..........     2,295
     999    6.50%, 10/15/18......................       998
     800    6.50%, 9/25/19.......................       797
     134    10.50%, 10/1/20, Pool #D24679........       144
     514    7.50%, 2/15/21.......................       516
     176    9.00%, 4/20/21.......................       176
     568    7.30%, 11/15/21, Pool #1355 K........       569
     341    7.00%, 7/17/22.......................       341
   1,486    6.50%, 11/15/22, Pool #1152..........     1,403
   2,000    7.15%, 1/15/23, Pool #1517-I.........     1,920
     500    6.50%, 5/25/23.......................       477
   1,276    7.00%, 8/15/24, Pool #1883J..........     1,275
     489    9.50%, 9/15/24.......................       502
     224    8.00%, 4/1/25, Pool #C00401..........       226
     741    8.00%, 5/1/25, Pool #C80313..........       747
     184    8.00%, 5/1/25, Pool #D60455..........       186
     605    6.50%, 2/1/26, Pool #D68124..........       574
     504    6.50%, 2/1/26, Pool #D68616..........       478
     272    7.00%, 2/1/26, Pool #D69343..........       264
     442    7.00%, 3/1/26, Pool #D69430..........       429
     450    7.50%, 5/1/26, Pool #C00460..........       446
     250    8.50%, 7/1/26, Pool #C00472..........       257
     876    7.00%, 10/1/26, Pool #D75494.........       850
     474    7.50%, 8/1/27, Pool #C00542..........       470
     234    6.00%, 10/15/27......................       211
   1,000    6.00%, 1/15/28.......................       906
   1,128    8.50%, 7/1/28, Gold Pool #G00981.....     1,159
   1,968    6.00%, 8/1/28, Pool #C13638..........     1,805
   1,592    8.00%, 11/15/28......................     1,659
                                                   --------
                                                     25,975
                                                   --------
                Government National Mortgage Assoc. (4.4%):
     354    6.50%, 12/16/06......................       353
     208    7.50%, 8/15/07, Pool #329613.........       212
     340    6.50%, 7/15/08, Pool #349693.........       334
   1,708    7.00%, 7/15/08, Pool #348872.........     1,708
     244    7.00%, 7/15/08, Pool #326444.........       244
      43    6.50%, 3/15/09, Pool #367398.........        42
     931    6.50%, 5/15/09, Pool #366779.........       912
     475    5.50%, 4/20/11, Pool #2222...........       443
       5    13.50%, 5/15/11, Pool #047241........         5
   1,866    6.50%, 10/1/13, Pool #468228.........     1,813
      13    12.00%, 3/15/14, Pool #109220........        15
       8    13.50%, 9/15/14, Pool #119582........         9

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $    63    9.00%, 12/15/16, Pool #203620........  $     66
      53    8.00%, 4/15/17, Pool #192100.........        55
      66    10.00%, 7/15/18, Pool #248404........        71
      27    8.00%, 5/15/22, Pool #329176.........        28
   1,113    8.50%, 6/15/22, Pool #323423.........     1,151
     685    8.50%, 12/15/22, Pool #780708........       710
      67    6.50%, 1/15/24, Pool #376656.........        64
     598    7.00%, 4/15/24, Pool #355120.........       582
     100    8.00%, 4/15/24, Pool #376038.........       101
     332    8.00%, 8/15/24, Pool #394024.........       337
     716    7.50%, 6/15/25, Pool #401860.........       710
   1,008    7.00%, 8/15/25, Pool #413007.........       978
   1,490    8.50%, 9/20/25, Pool #412336.........     1,527
   4,510    7.00%, 2/15/26, Pool #426280.........     4,368
     884    6.50%, 4/15/26, Pool #416192.........       834
     758    6.50%, 4/15/26, Pool #424185.........       716
     579    7.00%, 5/15/26, Pool #375344.........       560
     389    7.50%, 5/15/26, Pool #375345.........       386
     443    7.50%, 5/15/26, Pool #408313.........       439
     282    8.00%, 5/15/26, Pool #426783.........       285
     169    8.50%, 1/15/27, Pool #432266.........       174
     549    8.00%, 9/15/27, Pool #451932.........       555
     686    7.50%, 12/15/27, Pool #455358........       680
     889    6.50%, 3/15/28, Pool #430634.........       836
     576    7.00%, 4/15/28, Pool #473915.........       558
     866    7.50%, 5/15/28, Pool #465069.........       858
     825    7.00%, 6/15/28, Pool #477123.........       798
   1,024    8.00%, 7/20/28, Pool #2619...........     1,031
   1,914    6.00%, 10/20/28, Pool #2657..........     1,738
                                                   --------
                                                     27,286
                                                   --------
  Total U.S. Government Agency Mortgages            109,586
                                                   --------
U.S. TREASURY OBLIGATIONS (8.0%):
U.S. Treasury Bills (0.4%):
   1,200    1/20/00..............................     1,197
   1,505    2/17/00 (d)..........................     1,496
                                                   --------
                                                      2,693
                                                   --------
U.S. Treasury Bonds (5.8%):
   2,000    11.63%, 11/15/02.....................     2,273
  27,000    10.38%, 11/15/12.....................    32,813
                                                   --------
                                                     35,086
                                                   --------
U.S. Treasury Notes (1.4%):
   1,150    6.25%, 2/15/03.......................     1,147
   6,000    12.75%, 11/15/10.....................     7,757
                                                   --------
                                                      8,904
                                                   --------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Balanced Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury STRIPS (0.4%):
 $ 7,000    0.00%, 2/15/15.......................  $  2,499
                                                   --------
  Total U.S. Treasury Obligations                    49,182
                                                   --------
INVESTMENT COMPANIES (3.3%):
  20,687    One Group Prime Money Market Fund,
              Class I............................    20,687
                                                   --------
  Total Investment Companies                         20,687
                                                   --------
SHORT-TERM SECURITIES HELD AS COLLATERAL (8.1%):
Investment Companies (1.4%):
   7,212    Aim Liquid Asset Money Market Fund...     7,212
   1,442    One Group Prime Money Market Fund,
              Class I............................     1,442
                                                   --------
                                                      8,654
                                                   --------
Master Notes (0.6%):
 $ 1,683    Bear Stearns, 4.77%, 1/3/00*.........     1,683
     721    Lehman Brothers, 4.88%, 1/3/00*......       721
     721    Merrill Lynch, 4.68%, 1/3/00*........       721
     433    NationsBanc, 4.70%, 1/3/00*..........       433
                                                   --------
                                                      3,558
                                                   --------
Put Bonds (3.1%):
   1,923    Amex Centurion, 5.08%, 2/18/00*......     1,923
     625    Branch Banking & Trust, 5.11%,
              5/25/00*...........................       625
   1,442    Caterpillar Financial, 5.17%,
              5/1/01*............................     1,442
   1,202    Chase Manhattan, 5.23%, 5/6/02*......     1,202
   1,106    Evangelical Lutheran, 5.64%,
              4/28/00*...........................     1,104
   1,202    Fleet National Bank, 5.04%,
              4/18/00*...........................     1,202
   1,202    GMAC, 5.19%, 5/3/01*.................     1,202
     353    Goldman Sachs, 5.25%, 11/21/00*......       353
     481    J.P. Morgan & Co., 5.07%, 5/4/00*....       481
   1,202    J.P. Morgan & Co., 5.19%, 5/4/01*....     1,202

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Put Bonds, continued:
 $ 1,202    Lehman Brothers, 6.64%, 7/20/00*.....  $  1,202
     481    Liberty Lighthouse, 5.12%, 5/5/00*...       481
   1,202    Merrill Lynch, 5.28%, 5/6/02*........     1,202
   2,164    Morgan Stanley, 5.25%, 1/21/00*......     2,164
     553    Salomon Smith Barney, 5.01%,
              2/5/01*............................       553
   1,202    Sigma Finance, Inc., 5.11%,
              3/31/00*...........................     1,202
   1,442    SPARCC, 6.05%, 3/24/00*..............     1,442
                                                   --------
                                                     18,982
                                                   --------
Repurchase Agreements (3.0%):
   3,606    HSBC, 4.62%, 1/3/00,
              (Collateralized by $4,904 various
              Government Securities,
              0.00% - 13.38%, 1/20/00 - 3/7/12,
              market value $3,678)...............     3,606
   4,808    HSBC, 4.67%, 1/3/00,
              (Collateralized by $15,047 various
              Government Securities,
              0.00% - 10.63%, 1/28/00 - 4/15/29,
              market value $4,904)...............     4,808
   4,603    Lehman Brothers, 4.65%, 1/3/00,
              (Collateralized by $4,834 various
              Commercial Paper, 0.00%, 1/10/00 -
              5/23/00, market value $4,834)......     4,603
   5,770    Lehman Brothers, 4.85%, 1/3/00,
              (Collateralized by 136 various
              Equity Securities, market value
              $6,075)............................     5,770
                                                   --------
                                                     18,787
                                                   --------
  Total Short-Term Securities Held as Collateral     49,981
                                                   --------
Total (Cost $592,672) (a)                          $663,726
                                                   ========

------------

Percentages indicated are based on net assets of $617,745.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 91,546
                   Unrealized depreciation......................   (20,492)
                                                                  --------
                   Net unrealized appreciation..................  $ 71,054
                                                                  ========

(b) Non-income producing securities.

(c) Amount is less than 1,000.

(d) Portion of the securities serves as collateral for Future Contracts.

 * The interest rate for this variable rate note, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1999.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMERCIAL PAPER (0.3%):
Financial Services (0.3%):
 $ 5,000    Moat Funding, 6.55%, 1/14/00........  $    4,991
   5,000    Moat Funding, 6.15%, 2/25/00........       4,958
                                                  ----------
  Total Commercial Paper                               9,949
                                                  ----------
COMMON STOCKS (98.3%):
Business Equipment & Services (3.9%):
      55    Allied Waste Industries, Inc. ......         488
     643    America Online, Inc. (b)............      48,485
     179    Automatic Data Processing, Inc. ....       9,668
      41    Ceridian Corp. (b)..................         894
      46    Computer Sciences Corp. (b).........       4,365
      23    Deluxe Corp. .......................         620
      50    Dun & Bradstreet Corp. .............       1,469
      34    Ecolab, Inc. .......................       1,332
     143    Electronic Data System Corp. .......       9,552
      44    Equifax, Inc. ......................       1,029
     125    First Data Corp. ...................       6,175
      28    H & R Block, Inc. ..................       1,234
      51    Ikon Office Solutions, Inc. ........         349
      76    Interpublic Group of Companies,
              Inc. .............................       4,407
       7    National Service Industries,
              Inc. .............................         197
      99    Office Depot, Inc. (b)..............       1,085
      49    Omnicom Group, Inc. ................       4,870
      72    Paychex, Inc. ......................       2,898
      78    Pitney Bowes, Inc. .................       3,766
      39    R.R. Donnelley & Sons Co. ..........         979
      13    Ryder Systems, Inc. ................         325
      80    Service Corporation International...         558
     132    Staples, Inc. (b)...................       2,734
     170    Waste Management, Inc. .............       2,929
      69    Yahoo, Inc. (b).....................      29,726
                                                  ----------
                                                     140,134
                                                  ----------
Capital Goods (5.8%):
      27    Black & Decker Corp. ...............       1,431
     103    Caterpillar, Inc. ..................       4,855
      27    Cooper Industries, Inc. ............       1,108
      23    Crane Corp. ........................         461
      12    Cummins Engine, Inc. ...............         590
      67    Deere & Co. ........................       2,921
      65    Dover Corp. ........................       2,950
     128    Emerson Electric Co. ...............       7,344
      22    Fluor Corp. ........................       1,032
      10    Foster Wheeler Corp. ...............          87
     949    General Electric Co. ...............     146,877
      27    Grainger W.W., Inc. ................       1,305
      73    Illinois Tool Works.................       4,923
      46    Ingersoll Rand Co. .................       2,531

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Capital Goods, continued:
      25    Johnson Controls, Inc. .............  $    1,439
       6    Milacron, Inc. .....................          97
      43    Molex, Inc. ........................       2,442
       2    Nacco Industries, Inc. .............          90
      19    Navistar International Corp. (b)....         910
      13    Owens-Corning Fiberglas Corp. ......         250
      26    Paccar, Inc. .......................       1,150
      33    Parker-Hannifin Corp. ..............       1,700
      50    PPG Industries, Inc. ...............       3,154
      47    Sherwin-Williams Co. ...............         988
      14    Snap-On, Inc. ......................         368
      26    Stanley Works.......................         777
      46    Thermo Electron Corp. (b)...........         687
      10    Timken Co. .........................         198
     474    Tyco International, Ltd. ...........      18,407
                                                  ----------
                                                     211,072
                                                  ----------
Consumer Durable (1.3%):
      45    Autozone, Inc. (b)..................       1,445
       4    Briggs & Stratton Corp. ............         196
      22    Cooper Tire & Rubber Co. ...........         342
      51    Dana Corp. .........................       1,516
      37    Danaher Corp. ......................       1,771
     164    Delphi Automotive Systems Corp. ....       2,581
      21    Eaton Corp. ........................       1,560
     351    Ford Motor Co. .....................      18,764
     190    General Motors Corp. ...............      13,795
      51    Genuine Parts Co. ..................       1,270
      45    Goodyear Tire & Rubber Co. .........       1,281
      26    ITT Industries, Inc. ...............         855
      26    Maytag Corp. .......................       1,248
      10    Tenneco Automotive, Inc. ...........          92
      24    Whirlpool Corp. ....................       1,538
                                                  ----------
                                                      48,254
                                                  ----------
Consumer Non-Durable (6.8%):
      16    Alberto Culver Co., Class B.........         420
      20    American Greetings Corp., Class A...         463
     138    Anheuser Busch Co. .................       9,775
     183    Archer-Daniels-Midland Co. .........       2,236
      77    Avon Products, Inc. ................       2,549
      11    Ball Corp. .........................         426
      12    Bemis Co. ..........................         436
      84    Bestfoods...........................       4,436
      18    Brown-Forman Corp., Class B.........       1,023
     129    Campbell Soup Co. ..................       5,006
      64    Clorox Co. .........................       3,220
     715    Coca-Cola Co. ......................      41,652

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Consumer Non-Durable, continued:
     118    Coca-Cola Enterprises...............  $    2,373
     171    Colgate Palmolive Co. ..............      11,113
     144    ConAgra, Inc. ......................       3,239
       8    Coors Adolph Co., Class B...........         409
      36    Crown Cork & Seal Co. ..............         798
      95    Eastman Kodak Co. ..................       6,307
      62    Fort James Corp. ...................       1,695
      50    Fortune Brands, Inc. ...............       1,656
      92    General Mills, Inc. ................       3,303
     319    Gillette Co. .......................      13,145
     107    H.J. Heinz Co. .....................       4,267
      42    Hershey Foods Corp. ................       1,982
      30    International Flavors & Fragrances,
              Inc. .............................       1,145
      10    Jostens, Inc. ......................         241
     120    Kellogg Co. ........................       3,697
      12    Liz Claiborne, Inc. ................         449
      93    Nabisco Group Holdings Corp. .......         983
      81    Newell Rubbermaid, Inc. ............       2,336
      82    Nike, Inc., Class B.................       4,043
      50    Pactiv Corp. (b)....................         530
     426    PepsiCo, Inc. ......................      15,011
     700    Philip Morris Co., Inc. ............      16,221
      10    Polaroid Corp. .....................         194
     385    Procter & Gamble Co. ...............      42,204
      39    Quaker Oats Co. ....................       2,541
      95    Ralston-Ralston Purina Group........       2,647
       9    Reebok International Ltd. (b).......          74
      20    Russell Corp. ......................         332
     262    Sara Lee Corp. .....................       5,782
     124    Seagram Co., Ltd. ..................       5,581
       3    Springs Industries, Inc., Class A...         137
      35    Supervalu, Inc. ....................         695
      95    Sysco Corp. ........................       3,760
      14    Tupperware Corp. ...................         229
     164    Unilever N.V. ......................       8,953
      56    UST, Inc. ..........................       1,398
      35    V.F. Corp. .........................       1,040
      34    Wrigley (Wm.) Junior Co. ...........       2,789
                                                  ----------
                                                     244,941
                                                  ----------
Consumer Services (4.1%):
      27    Brunswick Corp. ....................         593
     173    Carnival Corp., Class A.............       8,272
     226    CBS Corp. (b).......................      14,435
     222    Cendant Corp. (b)...................       5,904

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
      96    Clear Channel Communications (b)....  $    8,596
     218    Comcast Corp., Class A..............      11,040
      28    Dow Jones & Co., Inc. ..............       1,899
      82    Gannett Co., Inc. ..................       6,711
      21    Harcourt General, Inc. .............         827
      37    Harrah's Entertainment, Inc. (b)....         977
      53    Hasbro, Inc. .......................       1,016
      77    Hilton Hotels Corp. ................         743
      23    Knight-Ridder, Inc. ................       1,348
      73    Marriott International, Class A.....       2,317
     121    Mattel, Inc. .......................       1,586
      56    McGraw-Hill Co., Inc. ..............       3,449
     175    Media One Group, Inc. (b)...........      13,450
      12    Meredith Corp. .....................         489
      58    Mirage Resorts, Inc. (b)............         883
      50    New York Times Co., Class A.........       2,439
     374    Time Warner, Inc. ..................      27,083
      21    Times Mirror Co., Class A...........       1,394
      69    Tribune Co. ........................       3,794
     200    Viacom, Inc., Class B (b)...........      12,103
     598    Walt Disney Co. ....................      17,503
                                                  ----------
                                                     148,851
                                                  ----------
Energy (5.4%):
      25    Amerada Hess Corp. .................       1,435
      35    Anadarko Petroleum Corp. ...........       1,203
      32    Apache Corp. .......................       1,199
      21    Ashland, Inc. ......................         706
      95    Atlantic Richfield Co. .............       8,245
      91    Baker Hughes, Inc. .................       1,910
      51    Burlington Resources, Inc. .........       1,700
     190    Chevron Corp. ......................      16,476
     181    Conoco, Inc., Class B...............       4,512
   1,004    Exxon Mobil Corp. ..................      80,873
     129    Halliburton Co. ....................       5,193
      10    Helmerich & Payne, Inc. ............         227
      25    Kerr McGee Corp. ...................       1,558
      17    McDermott International, Inc. ......         155
     102    Occidental Petroleum Corp. .........       2,214
      73    Phillips Petroleum Co. .............       3,439
      14    Rowan Cos., Inc. (b)................         294
     621    Royal Dutch Petroleum Co. ..........      37,552
     159    Schlumberger Ltd. ..................       8,920
      26    Sunoco, Inc. .......................         617
     159    Texaco, Inc. .......................       8,619

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Energy, continued:
      42    Tosco Corp. ........................  $    1,142
      31    Transocean Offshore Sedco Forex,
              Inc. .............................       1,034
      73    Union Pacific Resources Group,
              Inc. .............................         932
      70    Unocal Corp. .......................       2,357
      89    USX-Marathon Group, Inc. ...........       2,189
                                                  ----------
                                                     194,701
                                                  ----------
Financial Services (13.1%):
      77    AFLAC, Inc. ........................       3,610
     238    Allstate Corp. .....................       5,721
     132    American Express Co. ...............      21,936
      74    American General Corp. .............       5,650
     449    American International Group,
              Inc. .............................      48,552
     114    AmSouth BanCorp. ...................       2,196
      76    Aon Corp. ..........................       3,044
     209    Associates First Capital Corp.,
              Class A...........................       5,739
     506    Bank of America Corp. ..............      25,388
     220    Bank of New York Co., Inc. .........       8,783
     339    Bank One Corp. .....................      10,877
      91    BB&T Corp. .........................       2,496
      37    Bear Stearns Co., Inc. .............       1,586
      59    Capital One Financial Corp. ........       2,829
     236    Charles Schwab Corp. ...............       9,049
     246    Chase Manhattan Corp. ..............      19,115
      49    Chubb Corp. ........................       2,750
      60    Cigna Corp. ........................       4,858
      49    Cincinnati Financial Corp. .........       1,538
     980    Citigroup, Inc. ....................      54,456
      47    Comerica, Inc. .....................       2,212
      92    Conseco, Inc. ......................       1,643
      32    Countrywide Credit Industries,
              Inc. .............................         795
     297    Fannie Mae..........................      18,567
      79    Fifth Third Bancorp. ...............       5,775
     284    First Union Corp. ..................       9,319
     282    Firstar Corp. ......................       5,951
     266    Fleetboston Financial Corp. ........       9,274
      74    Franklin Resources, Inc. ...........       2,358
     198    Freddie Mac.........................       9,330
      50    Golden West Financial Corp. ........       1,688
      68    Hartford Financial Services Group...       3,225
     140    Household International, Inc. ......       5,228
      67    Huntington Bancshares...............       1,591
      51    J.P. Morgan & Co., Inc. ............       6,443
      29    Jefferson Pilot Corp. ..............       1,991
     129    Key Corp. ..........................       2,846
      34    Lehman Brothers Holding, Inc. ......       2,903
      60    Lincoln National Corp. .............       2,409
      34    Loews Corp. ........................       2,034

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
      76    Marsh & McLennan Co. ...............  $    7,238
      29    MBIA, Inc. .........................       1,555
     233    MBNA Corp. .........................       6,338
     156    Mellon Financial Corp. .............       5,316
     107    Merrill Lynch & Co. ................       8,911
      33    MGIC Investment Corp. ..............       1,963
     167    Morgan Stanley Dean Witter
              Discover..........................      23,873
     182    National City Corp. ................       4,322
      67    Northern Trust Corp. ...............       3,526
      31    Old Kent Financial Corp. ...........       1,093
      44    Paine Webber Group, Inc. ...........       1,719
      88    PNC Bank Corp. .....................       3,920
      21    Progressive Corp. ..................       1,563
      41    Providian Financial Corp. ..........       3,698
      63    Regions Financial Corp. ............       1,588
      31    Republic New York Corp. ............       2,260
      36    SAFECO Corp. .......................         901
      50    SLM Holding Corp. ..................       2,108
      49    Southtrust Corp. ...................       1,834
      65    St. Paul Co., Inc. .................       2,200
      47    State Street Corp. .................       3,470
      52    Summit Bancorp. ....................       1,597
      93    SunTrust Banks, Inc. ...............       6,422
      76    Synovus Financial Corp. ............       1,514
      33    T. Rowe Price Associates............       1,204
      41    Torchmark Corp. ....................       1,193
     214    U.S. Bancorp. ......................       5,091
      38    Union Planters Corp. ...............       1,510
      69    Unumprovident Corp. ................       2,219
      59    Wachovia Corp. .....................       4,027
     176    Washington Mutual, Inc. ............       4,567
     479    Wells Fargo & Co. ..................      19,382
                                                  ----------
                                                     473,877
                                                  ----------
Health Care (9.1%):
     445    Abbott Laboratories.................      16,150
      41    Aetna, Inc. ........................       2,284
      39    Allergan, Inc. .....................       1,920
      26    Alza Corp. (b)......................         884
     383    American Home Products Corp. .......      15,087
     291    Amgen, Inc. (b).....................      17,471
      15    Bard C.R., Inc. ....................         792
      16    Bausch & Lomb, Inc. ................       1,076
      85    Baxter International, Inc. .........       5,314
      74    Becton Dickinson & Co. .............       1,987
      33    Biomet, Inc. .......................       1,311
     119    Boston Scientific Corp. (b).........       2,600
     576    Bristol Myers Squibb Co. ...........      36,973

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Health Care, continued:
      79    Cardinal Health, Inc. ..............  $    3,783
     165    Columbia/HCA Healthcare Corp. ......       4,830
     321    Eli Lilly & Co. ....................      21,322
      91    Guidant Corp. ......................       4,261
     119    Healthsouth Corp. (b)...............         642
      48    Humana, Inc. (b)....................         395
      95    IMS Health, Inc. ...................       2,583
     392    Johnson & Johnson...................      36,485
      21    Mallinckrodt Group, Inc. ...........         655
      31    Manor Care, Inc. (b)................         490
      80    McKesson HBOC, Inc. ................       1,811
     339    Medtronic, Inc. ....................      12,353
     684    Merck & Co., Inc. ..................      45,903
      10    Millipore Corp. ....................         396
   1,126    Pfizer, Inc. .......................      36,530
     148    Pharmacia & Upjohn, Inc. ...........       6,656
      67    Quintiles Transnational Corp. ......       1,245
     426    Schering Plough Corp. ..............      17,986
       5    Shared Medical Systems Corp. .......         267
      24    St. Jude Medical Center, Inc. (b)...         749
      91    Tenet Healthcare Corp. (b)..........       2,144
      50    United Healthcare Corp. ............       2,667
       0    United States Surgical Corp.
              (b)(d)............................           0
     247    Warner Lambert Co. .................      20,220
      28    Watson Pharmaceuticals, Inc. (b)....         988
      19    Wellpoint Health Networks, Inc.
              (b)...............................       1,279
                                                  ----------
                                                     330,489
                                                  ----------
Multi-Industry (1.1%):
      71    Corning, Inc. ......................       9,092
       9    FMC Corp. (b).......................         526
     229    Honeywell International, Inc. ......      13,209
       5    Huttig Building Products, Inc.
              (b)...............................          25
     118    Minnesota Mining & Manufacturing
              Co. ..............................      11,560
      49    Scottish Power PLC-ADR..............       1,384
      44    Textron, Inc. ......................       3,354
      38    TRW, Inc. ..........................       1,976
                                                  ----------
                                                      41,126
                                                  ----------
Raw Materials (2.2%):
      71    Air Products & Chemical, Inc. ......       2,389
      64    Alcan Aluminum Ltd. ................       2,627
     106    Alcoa, Inc. ........................       8,820
      27    Allegheny Technologies, Inc. .......         596
      33    Avery Dennison Corp. ...............       2,399
      22    B. F. Goodrich Co. .................         602
     107    Barrick Gold Corp. .................       1,891

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Raw Materials, continued:
      22    Bethlehem Steel Corp. (b)...........  $      182
      64    Dow Chemical Co. ...................       8,517
     302    Du Pont (EI) de Nemours & Co. ......      19,870
      23    Eastman Chemical Co. ...............       1,081
      44    Engelhard Corp. ....................         832
      47    Freeport-McMoran Copper & Gold,
              Inc., Class B (b).................       1,002
      20    Great Lakes Chemical Corp. .........         776
      29    Hercules, Inc. .....................         815
      99    Homestake Mining Co. ...............         774
      56    Inco Ltd. (b).......................       1,311
     184    Monsanto Co. .......................       6,561
      49    Newmont Mining Corp. ...............       1,190
      24    Nucor Corp. ........................       1,330
      40    Pall Corp. .........................         866
      25    Phelps Dodge Corp. .................       1,671
      73    Placer Dome, Inc. ..................         780
      46    Praxair, Inc. ......................       2,308
      19    Reynolds Metals Co. ................       1,483
      62    Rohm & Haas Co. ....................       2,509
      29    Sigma-Aldrich Corp. ................         880
      40    Union Carbide Corp. ................       2,689
      32    USX-U.S. Steel Group, Inc. .........       1,072
      28    Vulcan Materials Co. ...............       1,126
      12    W.R. Grace & Co. (b)................         165
      22    Worthington Industries, Inc. .......         367
                                                  ----------
                                                      79,481
                                                  ----------
Retail (6.9%):
     123    Albertsons, Inc. ...................       3,957
      34    Bed Bath & Beyond, Inc. (b).........       1,164
      59    Best Buy, Inc. (b)..................       2,976
      59    Circuit City Stores, Inc. ..........       2,668
      18    Consolidated Stores Co. (b).........         286
      63    Costco Wholesale Corp. (b)..........       5,752
     116    CVS Corp. ..........................       4,630
      39    Darden Restaurants, Inc. ...........         701
     129    Dayton Hudson Corp. ................       9,458
      31    Dillard Department Stores, Inc.,
              Class A...........................         625
      68    Dollar General Corp. ...............       1,551
      63    Federated Department Stores, Inc.
              (b)...............................       3,185
     249    Gap, Inc. ..........................      11,465
       6    Great Atlantic & Pacific Tea,
              Inc. .............................         172
     645    Home Depot, Inc. ...................      44,223
      76    J.C. Penney, Inc. ..................       1,516
     141    K-Mart, Inc. (b)....................       1,418
      47    Kohl's Corp. (b)....................       3,393

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Retail, continued:
     246    Kroger Co. (b)......................  $    4,635
      62    Limited, Inc. ......................       2,681
       5    Longs Drug Stores, Inc. ............         142
     105    Lowe's Co. .........................       6,261
      97    May Department Stores Co. ..........       3,125
     397    McDonald's Corp. ...................      15,992
      42    Nordstrom, Inc. ....................       1,108
      15    Pep Boys-Manny, Moe & Jack..........         135
      75    Rite Aid Corp. .....................         839
     144    Safeway, Inc. (b)...................       5,125
     113    Sears Roebuck & Co. ................       3,434
      58    Tandy Corp. ........................       2,864
      93    TJX Co., Inc. ......................       1,908
      77    Toys R Us, Inc. (b).................       1,100
      45    Tricon Global Restaurants, Inc.
              (b)...............................       1,744
   1,291    Wal-Mart Stores, Inc. ..............      89,222
     293    Walgreen Co. .......................       8,579
      36    Wendy's International, Inc. ........         739
      45    Winn Dixie Stores, Inc. ............       1,088
                                                  ----------
                                                     249,861
                                                  ----------
Shelter (1.1%):
      12    Armstrong World Industries, Inc. ...         387
      16    Boise Cascade Corp. ................         663
      17    Centex Corp. .......................         424
      28    Champion International Co. .........       1,758
       6    Fleetwood Enterprises, Inc. ........         115
      53    Georgia Pacific Corp. ..............       2,701
     118    International Paper Co. ............       6,652
      14    Kaufman & Broad Home Corp. .........         337
     154    Kimberly Clark Corp. ...............      10,073
      52    Leggett & Platt, Inc. ..............       1,105
      31    Louisiana Pacific Corp. ............         443
     128    Masco Corp. ........................       3,254
      29    Mead Corp. .........................       1,278
      43    Owens-Illinois, Inc. (b)............       1,090
       7    Potlatch Corp. .....................         293
      12    Pulte Corp. ........................         259
      25    Sealed Air Corp. (b)................       1,298
      18    Temple Inland, Inc. ................       1,181
      29    Westvaco Corp. .....................         950
      60    Weyerhaeuser Co. ...................       4,324
      34    Williamette Industries, Inc. .......       1,597
                                                  ----------
                                                      40,182
                                                  ----------
Technology (26.8%):
     103    3Com Corp. (b)......................       4,846
      30    Adaptec, Inc. (b)...................       1,471

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Technology, continued:
      39    ADC Telecommunications, Inc. .......  $    2,830
      38    Adobe Systems, Inc. ................       2,556
      43    Advanced Micro Devices, Inc. (b)....       1,231
      50    Analog Devices, Inc. (b)............       4,669
      16    Andrew Corp. (b)....................         300
      46    Apple Computer, Inc. (b)............       4,754
     109    Applied Materials, Inc. (b).........      13,840
      17    Auto Desk, Inc. ....................         574
      68    BMC Software, Inc. (b)..............       5,468
     282    Boeing Co. .........................      11,739
      50    Cabletron Systems, Inc. (b).........       1,300
     942    Cisco Systems, Inc. (b).............     100,936
      26    Citrix System, Inc. (b).............       3,173
     496    Compaq Computer Corp. ..............      13,412
     156    Computer Associates International,
              Inc. (b)..........................      10,887
     103    Compuware Corp. (b).................       3,848
      20    Comverse Technology, Inc. (b).......       2,895
     736    Dell Computer Corp. (b).............      37,515
     293    EMC Corp. (b).......................      32,023
      93    Gateway, Inc. (b)...................       6,734
      58    General Dynamics Corp. .............       3,043
      46    General Instrument Corp. (b)........       3,914
     294    Hewlett Packard Co. ................      33,537
     963    Intel Corp. ........................      79,232
     526    International Business Machines
              Corp. ............................      56,837
      29    KLA-Tencor Corp. (b)................       3,187
      36    Lexmark International Group, Inc.
              (b)...............................       3,276
     114    Lockheed Martin Corp. ..............       2,503
      42    LSI Logic Corp. (b).................       2,803
     882    Lucent Technologies, Inc. ..........      65,995
      73    Micron Technology, Inc. (b).........       5,655
   1,481    Microsoft Corp. (b).................     172,879
     175    Motorola, Inc. .....................      25,762
      49    National Semiconductor Corp. (b)....       2,084
      40    Network Appliance, Inc. (b).........       3,306
     381    Nortel Networks Corp. ..............      38,500
      20    Northrop Grumman Corp. .............       1,081
      98    Novell, Inc. (b)....................       3,902
     417    Oracle Corp. (b)....................      46,772
      77    Parametric Technology Corp. (b).....       2,085
      29    PE Corp.-PE Biosystems Group........       3,474
      68    Peoplesoft, Inc. (b)................       1,447
      12    Perkinelmer, Inc. ..................         492
     186    Qualcomm, Inc. (b)..................      32,853
      95    Raytheon Co., Class B...............       2,523
      57    Rockwell International Corp. .......       2,724
      22    Scientific-Atlanta, Inc. ...........       1,205

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Technology, continued:
      64    Seagate Technology, Inc. (b)........  $    3,002
      57    Silicon Graphics, Inc. (b)..........         555
      74    Solectron Corp. (b).................       6,992
     445    Sun Microsystems, Inc. (b)..........      34,450
      11    Tektronix, Inc. ....................         425
     113    Tellabs, Inc. (b)...................       7,222
      50    Teradyne, Inc. (b)..................       3,280
     227    Texas Instruments, Inc. ............      22,032
      19    Thomas & Betts Corp. ...............         594
      73    Unisys Corp. (b)....................       2,333
     140    United Technologies Corp. ..........       9,089
     192    Xerox Corp. ........................       4,350
      88    Xilinx, Inc. (b)....................       3,979
                                                  ----------
                                                     966,375
                                                  ----------
Transportation (0.7%):
      44    AMR Corp. (b).......................       2,980
     137    Burlington Northern Santa Fe
              Corp. ............................       3,319
      64    CSX Corp. ..........................       2,016
      43    Delta Air Lines, Inc. ..............       2,156
      84    FDX Corp. (b).......................       3,449
      31    Kansas City Southern Industries.....       2,298
     111    Norfolk Southern Corp. .............       2,268
     148    Southwest Airlines Co. .............       2,392
      74    Union Pacific Corp. ................       3,226
      26    US Airways Group, Inc. (b)..........         823
                                                  ----------
                                                      24,927
                                                  ----------
Utilities (10.0%):
      53    AES Corp. (b).......................       3,962
      89    Alltel Corp. .......................       7,326
      39    Ameren Corp. .......................       1,268
      57    American Electric Power, Inc. ......       1,833
     923    AT&T Corp. .........................      46,844
     451    Bell Atlantic Corp. ................      27,772
     549    BellSouth Corp. ....................      25,721
      45    Carolina Power & Light Co. .........       1,356
      59    Central & South West Corp. .........       1,186
      39    Centurytel, Inc. ...................       1,843
      44    Cinergy Corp. ......................       1,072
      34    CMS Energy Corp. ...................       1,060
      60    Coastal Corp. ......................       2,130
      21    Columbia Gas System, Inc. ..........       1,318
      66    Consolidated Edison, Inc. ..........       2,275
      27    Consolidated Natural Gas Co. .......       1,763
      45    Constellation Energy Group, Inc. ...       1,302
      42    Detroit Edison Co. .................       1,324

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Utilities, continued:
      59    Dominion Resources, Inc. ...........  $    2,299
     107    Duke Power Co., Inc. ...............       5,363
       5    Eastern Enterprises.................         296
     101    Edison International................       2,646
      66    El Paso Energy Corp. ...............       2,546
     205    Enron Corp. ........................       9,107
      75    Entergy Corp. ......................       1,936
      71    First Energy Corp. .................       1,602
      56    Florida Power & Light Group,
              Inc. .............................       2,391
      27    Florida Progress Corp. .............       1,130
      37    General Public Utilities Corp. .....       1,096
     223    Global Crossing Ltd. (b)............      11,150
     280    GTE Corp. ..........................      19,735
     810    MCI Worldcom, Inc. (b)..............      42,968
      33    New Century Energies, Inc. .........         987
      96    Nextel Communications, Inc., Class A
              (b)...............................       9,918
      62    Niagara Mohawk Holdings, Inc. (b)...         866
      10    NICOR, Inc. ........................         341
      42    Northern States Power Co. ..........         821
       4    Oneok, Inc. ........................         109
      56    Peco Energy Corp. ..................       1,934
       8    Peoples Energy Corp. ...............         278
     116    PG&E Corp. .........................       2,378
      24    Pinnacle West Capital Corp. ........         718
      50    PP&L Resources, Inc. ...............       1,143
      65    Public Service Enterprise Group.....       2,279
      85    Reliant Energy, Inc. ...............       1,950
     989    SBC Communications, Inc. ...........      48,226
      71    Sempra Energy.......................       1,240
     195    Southern Co. .......................       4,580
     251    Sprint Corp. .......................      16,887
     128    Sprint Corp., PCS (b)...............      13,071
      80    Texas Utilities Co. ................       2,854
     126    The Williams Companies, Inc. .......       3,864
      63    Unicom Corp. .......................       2,106
     146    US West, Inc. ......................      10,527
                                                  ----------
                                                     362,697
                                                  ----------
  Total Common Stocks                              3,556,968
                                                  ----------
INVESTMENT COMPANIES (1.1%):
  38,787    One Group Prime Money Market Fund,
              Class I...........................      38,787
                                                  ----------
  Total Investment Companies                          38,787
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
WARRANTS (0.0%):
Business Equipment & Services (0.0%):
       0    Morrison Knudson (d)................  $        0
                                                  ----------
  Total Warrants                                           0
                                                  ----------
U.S. TREASURY OBLIGATIONS (0.1%):
U.S. Treasury Bills (0.1%):
 $ 1,575    1/20/00 (c).........................       1,571
   2,610    2/17/00 (c).........................       2,594
                                                  ----------
Total U.S. Treasury Obligations                        4,165
                                                  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL (6.1%):
Investment Companies (0.9%):
  27,679    Aim Liquid Asset Money Market
              Fund..............................      27,679
   5,536    One Group Prime Money Market Fund,
              Class I...........................       5,536
                                                  ----------
                                                      33,215
                                                  ----------
Master Notes (0.4%):
 $ 6,458    Bear Stearns, 4.77%, 1/3/00*........       6,458
   2,768    Lehman Brothers, 4.88%, 1/3/00*.....       2,768
   2,768    Merrill Lynch, 4.68%, 1/3/00*.......       2,768
   1,661    NationsBanc, 4.70%, 1/3/00*.........       1,661
                                                  ----------
                                                      13,655
                                                  ----------
Put Bonds (2.8%):
   7,381    Amex Centurion, 5.08%, 2/18/00*.....       7,381
   2,399    Branch Banking & Trust, 5.11%,
              5/25/00*..........................       2,397
   5,536    Caterpillar Finance, 5.17%,
              5/1/01*...........................       5,536
   4,613    Chase Manhattan, 5.23%, 5/6/02*.....       4,613
   4,244    Evangelical Lutheran, 6.64%,
              4/28/00*..........................       4,237
   4,613    Fleet National Bank, 5.04%,
              4/18/00*..........................       4,613
   4,613    GMAC, 5.19%, 5/3/01*................       4,613
  11,476    Goldman Sachs, 5.25%, 11/21/00*.....      11,476
   4,149    Greenwich Capital, 6.91%, 7/9/01*...       4,149

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Put Bonds, continued:
 $14,521    Greenwich Capital, 6.93%,
              12/2/02*..........................  $   14,521
   1,845    J.P. Morgan & Co., 5.07%, 5/4/00*...       1,845
   4,613    J.P. Morgan & Co., 5.13%, 5/4/01*...       4,613
   4,613    Lehman Brothers, 6.64%, 7/20/00*....       4,613
   1,845    Liberty Lighthouse, 5.12%,
              5/5/00*...........................       1,845
   4,613    Merrill Lynch, 5.28%, 5/6/02*.......       4,613
   8,304    Morgan Stanley, 5.25%, 1/21/00*.....       8,304
   2,122    Salomon Smith Barney, 5.01%,
              2/5/01*...........................       2,122
   4,613    Sigma Finance, Inc., 5.11%,
              3/31/00*..........................       4,613
   5,536    SPARCC, 6.05%, 3/24/00*.............       5,536
                                                  ----------
                                                     101,640
                                                  ----------
Repurchase Agreements (2.0%):
  18,453    HSBC, 4.67%, 1/3/00, (Collaterized
              by $4,590 various Government
              Securities, 0.00% - 10.63%,
              1/28/00 - 4/15/29, market value
              $3,442)...........................      18,453
  13,840    HSBC, 4.62%, 1/3/00, (Collaterized
              by $14,081 various Government
              Securities, 0.00% - 13.38%,
              1/20/00 - 3/7/12, market value
              $4,590)...........................      13,840
  22,143    Lehman Brothers, 4.85%, 1/3/00
              (Collateralized by 521 various
              Equity Securities, market value
              $23,315)..........................      22,143
  17,667    Lehman Brothers, 4.65%, 1/3/00,
              (Collateralized by $18,551 various
              Commercial Paper, 0.00%, 1/10/00 -
              5/23/00, market value $18,551)....      17,667
                                                  ----------
                                                      72,103
                                                  ----------
  Total Short-Term Securities Held as Collateral     220,613
                                                  ----------
Total (Cost $2,173,387) (a)                       $3,830,482
                                                  ==========

------------

Percentages indicated are based on net assets of $3,615,387.
(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $1,744,288
                   Unrealized depreciation......................     (87,193)
                                                                  ----------
                   Net unrealized appreciation..................  $1,657,095
                                                                  ==========

(b) Non-income producing securities.
(c) Serves as collateral for Futures Contracts.
(d) Amount is less than 1,000.

 * The interest rate for this variable rate note, which will change periodically, is based upon an index of market rates. The rate reflected on the schedule of Portfolio Investments is the rate at December 31, 1999.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Market Expansion Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS (100.5%):
Building Products (0.4%):
       1    Apogee Enterprises, Inc. .............  $     3
       1    Insituform Technologies (b)...........       17
       0    TJ International, Inc. (c)............       17
       1    Universal Forest Products.............        7
       1    USG Corp. ............................       52
       1    Watsco, Inc. .........................        7
                                                    -------
                                                        103
                                                    -------
Business Equipment & Services (4.2%):
       1    A.C. Nielson Corp. (b)................       32
       1    ABM Industries, Inc. .................       10
       1    Advo, Inc. (b)........................       12
       1    Brady (W. H.) Co. ....................       17
       0    Butler Manufacturing Co. (c)..........        4
       0    Castle (A.M.) & Co. (c)...............        4
       0    Catalina Marketing Corp. (b)(c).......       23
       0    Chemed Corp. (c)......................        6
       4    Comdisco, Inc. .......................      129
       1    Dycom Industries, Inc. (b)............       22
       0    G & K Services, Inc. (c)..............       14
       1    Ha-Lo Industries, Inc. (b)............        8
       1    HON Industries, Inc. .................       31
       1    Information Resources, Inc. (b).......        6
       1    Inter-Tel, Inc. ......................       15
       2    Interim Services, Inc. (b)............       41
       1    John H. Harland Co. ..................       13
       1    Kelly Services, Inc. .................       20
       0    Lawson Products, Inc. (c).............        5
       2    Manpower, Inc. .......................       67
       2    Miller (Herman), Inc. ................       44
       3    Modis Professional Services (b).......       36
       1    Morrison Knudsen Corp. (b)............        9
       0    New England Business Services (c).....        7
       2    Nova Corp. (Georgia) (b)..............       51
       1    Ogden Corp. ..........................       13
       2    Olsten Corp. .........................       19
       1    Omnova Solutions, Inc. ...............        8
       1    Pittston Co. .........................       22
       1    Prepaid Legal Services, Inc. (b)......       12
       1    Primark Corp. (b).....................       14
       0    Republic Group, Inc. (c)..............        5
       2    Robert Half International, Inc. (b)...       60
       1    Rollins, Inc. ........................       11
       3    RPM Ohio, Inc. .......................       25
       0    Service Experts, Inc. (b) (c).........        2
       2    Snyder Communications, Inc. (b).......       29
       1    Sotheby's Holdings....................       39
       1    Standard Pacific Corp. ...............        7

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Business Equipment & Services, continued:
       1    Standard Register Co. ................  $    12
       0    Tetra Technologies, Inc. (b)(c).......        2
       0    Thor Industries, Inc. (c).............        9
       1    True North Communications, Inc. ......       45
       2    Viad Corp. ...........................       63
       1    Volt Information Sciences, Inc. (b)...       14
       1    Wallace Computer Services, Inc. ......       17
                                                    -------
                                                      1,054
                                                    -------
Capital Goods (4.0%):
       1    AAR Corp. ............................       11
       1    Agco Corp. ...........................       19
       1    Albany International Corp. (b)........       11
       0    Alliant Techsystems, Inc. (b)(c)......        6
       0    American Management Systems, Inc.
              (b)(c)..............................       13
       5    American Power Conversion (b).........      123
       1    Ametek, Inc. .........................       13
       0    Applied Industrial Technologies, Inc.
              (c).................................        8
       1    Applied Power, Inc. ..................       33
       1    Arctic Cat, Inc. .....................        6
       0    Astec Industries, Inc. (b)(c).........        8
       1    Belden, Inc. .........................       13
       1    Carlisle Companies, Inc. .............       25
       0    Chemfirst, Inc. (c)...................        9
       0    Circor International, Inc. (b)(c).....        3
       3    CK Witco Corp. .......................       37
       0    Esterline Technologies Corp. (b)(c)...        5
       2    Ethyl Corp. ..........................        7
       1    Federal Signal Corp. .................       16
       1    Ferro Corp. ..........................       18
       0    Flow International Corp. (b)(c).......        3
       0    Gardner Denver Machinery, Inc.
              (b)(c)..............................        7
       1    Global Industrial Technologies, Inc.
              (b).................................        6
       1    Graco, Inc. ..........................       18
       1    Hanna (M.A) Co. ......................       12
       1    Harsco Corp. .........................       32
       1    Helix Technology Corp. ...............       22
       1    Hubbell, Inc. ........................       40
       1    Imation Corp. (b).....................       30
       1    Jacobs Engineering Group, Inc. (b)....       20
       1    JLG Industries, Inc. .................       16
       0    Kaman Corp. (c).......................        6
       1    Kennametal, Inc. .....................       24
       1    Kulicke & Soffa Industries (b)........       21
       0    Lason, Inc. (b)(c)....................        4
       1    Lilly Industries, Inc. ...............        7
       0    Lindsay Manufacturing Co. (c).........        5

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Market Expansion Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Capital Goods, continued:
       1    Magnetek, Inc. (b)....................  $     5
       1    Manitowoc Co., Inc. ..................       18
       1    Mark IV Industries, Inc. .............       21
       0    Myers Industries, Inc. (c)............        7
       1    NFO Worldwide, Inc. (b)...............       11
       0    Nordson Corp. (c).....................       19
       1    Orbital Sciences Corp. (b)............       15
       1    Precision Castparts Corp. ............       16
       0    Quaker Chemical Corp. (c).............        3
       0    Robbins & Myers, Inc. (c).............        5
       1    Roper Industries, Inc. ...............       26
       0    Scott Technologies, Inc. (b)(c).......        8
       0    Sequa Corp. (b)(c)....................       13
       1    Southdown, Inc. ......................       48
       0    Speedfam-Ipec, Inc. (b)(c)............        5
       1    Stewart & Stevenson Services..........        7
       0    Stone & Webster, Inc. (c).............        5
       1    Tecumseh Products Co. ................       24
       0    Thomas Industries, Inc. (c)...........        8
       1    Trinity Industries, Inc. .............       27
       1    Wellman, Inc. ........................       13
       1    York International Corp. .............       25
                                                    -------
                                                        986
                                                    -------
Consumer Durable (3.6%):
       1    Arvin Industries, Inc. ...............       17
       1    Ashworth, Inc. (b)....................        3
       1    Bandag, Inc. .........................       13
       0    Bassett Furniture Industries, Inc.
              (c).................................        5
       1    Borg-Warner Automotive, Inc. .........       24
       2    Callaway Golf Co. ....................       30
       0    Cross (A.T.) Co. (b)(c)...............        2
       2    Federal Mogul Corp. ..................       42
       1    Galey & Lord, Inc. (b)................        1
       1    Griffon Corp. (b).....................        5
       0    Guilford Mills (c)....................        3
       3    Harley-Davidson, Inc. ................      186
       0    Harman International (c)..............       22
       0    Huffy Corp. (c).......................        1
       0    Ionics, Inc. (b)(c)...................       11
       1    Justin Industries, Inc. ..............        9
       1    Kellwood Co. .........................       10
       1    Kroll-O'Gara Co. (The) (b)............        8
       2    Lear Corp. (b)........................       64
       1    Longview Fibre Co. ...................       17
       1    Mohawk Industries, Inc. (b)...........       37
       0    Nashua Corp. (b)(c)...................        1
       0    National Presto Industries, Inc.
              (c).................................        7

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Consumer Durable, continued:
       1    Nautica Enterprises, Inc. (b).........  $     9
       0    Oshkosh 'B' Gosh, Inc. (c)............        8
       0    Oxford Industries, Inc. (c)...........        4
       1    Paxar Corp. (b).......................        9
       2    Perrigo Co. (b).......................       13
       0    Pillowtex Corp. (c)...................        2
       0    Polaris Industries, Inc. (c)..........        7
       2    Reader's Digest Association, Inc. ....       71
       1    Regal Beloit..........................       10
       1    Smith (A.O.) Corp. ...................       11
       2    Sonoco Products Co. ..................       54
       0    SPS Technologies, Inc. (b)(c).........       10
       1    SPX Corp. (b).........................       57
       0    Standex International Corp. (c).......        6
       1    Sturm Ruger & Co., Inc. ..............        5
       1    Superior Industries International.....       16
       0    Swiss Army Brands, Inc. (b)(c)........        2
       0    Timberland Co. (b)(c).................       11
       0    Toro Co. (c)..........................        9
       1    Unifi, Inc. (b).......................       16
       1    Valmont Industries....................       10
       1    Wabash National Corp. ................        8
       1    Westpoint Stevens, Inc. ..............       23
       0    Wynns International, Inc. (c).........        6
                                                    -------
                                                        895
                                                    -------
Consumer Non-Durable (3.4%):
       2    Chiquita Brands.......................        7
       1    Clarcor, Inc. ........................       11
       0    Coca-Cola Bottling (c)................        9
       1    Corn Products International, Inc. ....       26
       1    Dean Foods Co. .......................       39
       0    Delta & Pine Land Co. (c).............        7
       2    Dial Corp. ...........................       58
       1    Dimon, Inc. ..........................        3
       1    Dole Food Co., Inc. ..................       23
       1    Dreyer's Grand Ice Cream, Inc. .......       10
       0    Earthgrains Co. (c)...................        6
       1    Fleming Co. ..........................        8
       2    Flowers Industries, Inc. .............       36
       0    Frozen Food Express Industries, Inc.
              (c).................................        2
       0    Gibson Greetings, Inc. (b)(c).........        3
       2    Hormel Foods Corp. ...................       69
       2    IBP, Inc. ............................       38
       0    Intermagnetics General Corp. (b)(c)...        3
       0    International Multifoods Corp. (c)....        6
       2    Interstate Bakeries Corp. ............       44
       0    J & J Snack Foods Corp. (b)(c)........        4

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Market Expansion Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Consumer Non-Durable, continued:
       0    K Swiss, Inc. (c).....................  $     4
       1    La-Z-Boy Chair Co. ...................        8
       1    Lancaster Colony Corp. ...............       31
       1    Lance, Inc. ..........................        8
       2    McCormick & Co., Inc. ................       51
       1    Michael Foods, Inc. ..................       12
       0    Natures Sunshine Products, Inc. (c)...        3
       0    NCH Corp. (c).........................        4
       1    Papa John's International (b).........       18
       1    Ralcorp Holdings, Inc. (b)............       14
       0    Royal Appliance Manufacturing Co.
              (b)(c)..............................        2
       1    Shorewood Packaging (b)...............       11
       0    Smithfield Foods, Inc. (b)(c).........       10
       1    Smucker (J. M.) Co. ..................       14
       1    Suiza Foods Corp. (b).................       32
       5    Tyson Foods, Inc. ....................       88
       2    U.S. Foodservice (b)..................       37
       1    Universal Corp. ......................       18
       1    Universal Foods Corp. ................       24
       1    Vlasic Foods International, Inc.
              (b).................................        6
       1    Warnaco Group, Inc. ..................       17
       1    Whole Foods Market, Inc. (b)..........       28
                                                    -------
                                                        852
                                                    -------
Consumer Services (6.3%):
       0    Anchor Gaming (b)(c)..................       13
       0    Angelica Corp. (c)....................        2
       2    Apollo Group, Inc. (b)................       36
       1    AptarGroup, Inc. .....................       20
       1    Aztar Corp. (b).......................       10
       1    Banta Corp. ..........................       16
       2    Barnes & Noble, Inc. (b)..............       33
       3    Belo (A.H.) Corp., Series A...........       53
       1    Blyth Industries (b)..................       34
       1    Bowne & Co., Inc. ....................       11
       0    Carmike Cinemas, Inc. (b)(c)..........        2
       1    Central Parking Corp. ................       13
       1    Chris-Craft Industries, Inc. (b)......       59
       3    Cintas Corp. .........................      143
       0    Circle.Com (b)(c).....................        5
       0    Coachmen Industries, Inc. (c).........        6
       0    Consolidated Graphics, Inc. (b)(c)....        4
       0    Cox Communications, Inc. (b)(c).......        0
       0    CPI Corp. (c).........................        5
       0    Cyrk, Inc. (b)(c).....................        4
       1    DeVry, Inc. (b).......................       13
       1    Energen Corp. ........................       13
       1    Family Golf Centers, Inc. (b).........        1

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
       1    Franklin Covey Co. (b)................  $     4
       0    General Cinema Cos., Inc. (b)(c)......        5
       1    Gtech Holdings Corp. (b)..............       20
       2    Harte Hanks Communication.............       46
       2    Hispanic Broadcasting Corp. (b).......      138
       1    Hollywood Park, Inc. (b)..............       13
       1    Houghton Mifflin Co. .................       30
       1    Hughes Supply, Inc. ..................       13
       0    Imco Recycling, Inc. (c)..............        5
       1    Insight Enterprises, Inc. (b).........       24
       2    International Game Technologies.......       49
       1    Jan Bell Marketing, Inc. (b)..........        2
       0    K2, Inc. (c)..........................        3
       1    Lee Enterprises, Inc. ................       32
       2    Mandalay Resort Group (b).............       43
       1    Marcus Corp. .........................        9
       1    Media General, Inc. ..................       31
       0    Microage, Inc. (b)(c).................        1
       0    Nash Finch Co. (c)....................        1
       1    Players International, Inc. (b).......        6
       1    Prime Hospitality Corp. (b)...........       10
       1    Reliance Steel & Aluminum Co. ........       14
       0    Rural/Metro Corp. (b)(c)..............        1
       1    Ryerson Tull, Inc. ...................       12
       0    Scholastic Corp. (b)(c)...............       25
       3    Stewart Enterprises Corp. ............       12
       2    Sylvan Learning Systems, Inc. (b).....       20
       0    Thomas Nelson, Inc. (c)...............        3
       3    Univision Communications, Inc. (b)....      276
       1    Valassis Communications, Inc. (b).....       25
       0    Washington Post Co. (c)...............      131
       1    Westwood One, Inc. (b)................       68
                                                    -------
                                                      1,568
                                                    -------
Energy (5.2%):
       2    Alliant Energy Corp. .................       50
       1    Atmos Energy Corp. ...................       14
       0    Barrett Resources Corp. (b)(c)........        9
       1    Benton Oil & Gas Coic Co. (b).........        1
       2    BJ Services Co. (b)...................       67
       1    Cabot Oil & Gas Corp. ................       10
       1    Cross Timbers Oil Co. ................       10
       1    Devon Energy Corp. ...................       23
       3    ENSCO International, Inc. ............       73
       1    Flowserve Corp. ......................       15
       0    Friede Goldman Halter, Inc. (b)(c)....        2
       4    Global Marine, Inc. (b)...............       67
       1    HS Resources, Inc. (b)................        9

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Market Expansion Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Energy, continued:
       1    Input/Output, Inc. (b)................  $     6
       2    Kinder Morgan, Inc. ..................       31
       1    Midamerican Energy Holdings...........       47
       1    Murphy Oil Corp. .....................       57
       3    Nabors Industries, Inc. (b)...........       87
       1    Newfield Exploration Co. (b)..........       24
       1    Noble Affiliates, Inc. ...............       30
       3    Noble Drilling Corp. (b)..............       96
       3    Ocean Energy, Inc. (New) (b)..........       26
       2    Pennzoil-Quaker State Co. ............       18
       1    Piedmont Natural Gas Co., Inc. .......       21
       2    Pioneer Natural Resources Co. (b).....       21
       0    Plains Resources, Inc. (b)(c).........        5
       1    Pogo Producing Co. ...................       18
       1    Pride International, Inc. (b).........       18
       0    Remington Oil & Gas Corp. (b)(c)......        2
       4    Santa Fe Snyder Corp. (b).............       29
       0    Seacor Smit, Inc. (b)(c)..............       16
       1    Smith International, Inc. (b).........       55
       0    Southern Energy Homes, Inc. (b)(c)....        1
       0    Southern Union Co. (b)(c).............        6
       0    St. Mary Land & Exploration (c).......        5
       0    Stone Energy Corp. (b)(c).............       11
       1    Tidewater, Inc. ......................       47
       1    Tuboscope Vetco International Corp.
              (b).................................       16
       2    Ultramar Diamond Shamrock Corp. ......       45
       1    Valero Energy Corp. ..................       26
       2    Varco International, Inc. (b).........       15
       1    Vicor Corp. (b).......................       36
       1    Vintage Pete, Inc. ...................       14
       1    Watts Industries, Inc. ...............        9
       0    WD-40 Co. (c).........................        9
       2    Weatherford International (b).........       92
                                                    -------
                                                      1,289
                                                    -------
Financial Services (11.5%):
       2    A.G. Edwards, Inc. ...................       71
       0    Ace Ltd. (c)..........................        8
       1    Allmerica Financial Corp. ............       67
       2    AMBAC Financial Group, Inc. ..........       82
       1    American Financial Group, Inc. .......       37
       1    Americredit Corp. (b).................       26
       1    Amresco, Inc. (b).....................        1
       0    Anchor Bancorp Wisconsin, Inc. (c)....        6
       1    Associated Banc-Corp. ................       49
       1    Astoria Financial Corp. ..............       40
       1    Banknorth Group, Inc. ................       13
       1    Billing Information Concepts (b)......        6

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
       0    BISYS Group, Inc. (b)(c)..............  $    20
       1    Carolina First Corp. .................        9
       1    CCB Financial Corp. ..................       39
       0    Centura Banks, Inc. (c)...............       13
       5    Charter One Financial, Inc. ..........       92
       0    Commerce Bancorp, Inc. (c)............        9
       1    Commercial Federal Corp. .............       11
       2    Compass Bancshares Inc. ..............       51
       5    Concord Efs, Inc. (b).................      117
       0    Culen Frost Bankers, Inc. (c).........       12
       0    Dain Rauscher Corp. (c)...............       14
       1    Delphi Financial Group (b)............       16
       3    Dime Bancorp, Inc. ...................       39
       1    Downey Financial Corp. ...............       12
       5    E*Trade Group, Inc. (b)...............      124
       1    Eaton Vance Corp. ....................       30
       1    Enhance Financial Services Group......       13
       1    Everest Reinsurance Holdings, Inc. ...       27
       1    Fidelity National Financial, Inc. ....        9
       1    Finova Group, Inc. ...................       50
       1    First American Financial Corp. .......       17
       1    First Bancorp/Puerto Rico.............       15
       0    First Midwest Bancorp, Inc. (c).......       11
       4    First Security Corp. .................      112
       3    First Tennessee National Corp. .......       85
       1    First Virginia Banks, Inc. ...........       52
       1    Firstmerit Corp. .....................       21
       1    Fremont General Corp. ................        5
       1    Frontier Insurance Group, Inc. .......        3
       0    Gallagher (Arthur J.) & Co. (c).......       26
       2    Greenpoint Financial Corp. ...........       59
       4    Hibernia Corp. .......................       38
       0    Hilb, Rogal & Hamilton Co. (c)........        8
       1    Horace Mann Educators.................       20
       1    HSB Group, Inc. ......................       25
       0    Hudson United Bancorp (c).............       11
       0    Insurance Auto Auctions, Inc.
              (b)(c)..............................        3
       1    Investment Technology Group...........       14
       1    Jefferies Group, Inc. ................       11
       0    JSB Financial, Inc. (c)...............       10
       1    Keystone Financial, Inc. .............       24
       1    Legg Mason, Inc. .....................       22
       1    MAF Bancorp, Inc. ....................       13
       3    Marshall & Ilsley Corp. ..............      156
       2    Mercantile Bankshares Corp. ..........       51
       0    Mutual Risk Management Ltd. (c).......        7
       1    National City Corp. ..................       36
       3    North Fork Bancorp, Inc. .............       58

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Market Expansion Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
       3    Old Republic International Corp. .....  $    42
       2    Pacific Century Financial Corp. ......       34
       1    Pioneer Group, Inc. (b)...............        9
       1    PMI Group, Inc. ......................       51
       1    Premier Bancshares, Inc. .............        8
       2    Protective Life Corp. ................       48
       1    Provident Bankshares Corp. ...........       11
       1    Provident Financial Group.............       36
       1    Queens County Bancorp, Inc. ..........       14
       1    Radian Group, Inc. ...................       24
       1    Raymond James Financial, Inc. ........       21
       2    Reliastar Financial Corp. ............       76
       1    Riggs National Corp. Washington
              D.C. ...............................        9
       1    Selective Insurance Group.............       10
       1    Silicon Valley Bankshares (b).........       25
       4    Sovereign Bancorp, Inc. ..............       27
       1    Susquehanna Bancshares, Inc. .........       13
       2    TCF Financial Corp. ..................       50
       0    Trenwick Group, Inc. (c)..............        5
       1    Trustco Bank Corp. New York...........       16
       0    U.S. Trust Corp. (c)..................       16
       0    United Bankshares, Inc. (c)...........       10
       2    Unitrin, Inc. ........................       62
       0    UST Corp. (c).........................       13
       1    Westamerica Bancorporation............       34
       1    Whitney Holding Corp. ................       19
       1    Wilmington Trust Corp. ...............       39
       2    Zions Bancorp                               114
                                                    -------
                                                      2,862
                                                    -------
Health Care (11.1%):
       1    Acuson Corp. (b)......................        8
       0    ADAC Laboratories (b)(c)..............        4
       1    Advanced Tissue Sciences, Inc. (b)....        2
       1    Alliance Pharmaceutical Corp. (b).....        5
       1    Alpharma, Inc. .......................       18
       1    Apria Healthcare Group (b)............       22
       1    Barr Laboratories, Inc. (b)...........       16
       1    Beckman Coulter, Inc. ................       36
       3    Bergen Brunswig Corp. ................       24
       2    Beverly Enterprises, Inc. (b).........       10
       1    Bindley Western Industries, Inc. .....       10
       1    Bio-Technology General Corp. (b)......       15
       3    Biogen, Inc. (b)......................      261
       1    Biomatrix, Inc. (b)...................       10
       1    Carter Wallace, Inc. .................       22
       1    Cephalon, Inc. (b)....................       21
       4    Chiron Corp. (b)......................      178

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Health Care, continued:
       0    Cooper Cos., Inc. (c).................  $     9
       1    COR Therapeutics, Inc. (b)............       13
       1    Covance, Inc. (b).....................       14
       1    Coventry Health Care, Inc. (b)........        9
       0    Curative Health Services, Inc.
              (b)(c)..............................        2
       1    Cygnus, Inc. (b)......................        9
       0    Datascope Corp. (b)(c)................       14
       1    Dendrite International, Inc. (b)......       25
       1    Dentsply International, Inc. .........       28
       0    Diagnostic Products Corp. (c).........        7
       1    Dura Pharmaceuticals, Inc. (b)........       15
       1    Enzo Biochem, Inc. (b)................       23
       0    Express Scripts, Inc. (b)(c)..........       26
       1    First Health Group Corp. (b)..........       38
       2    Forest Laboratories (b)...............      115
       3    Foundation Health Systems (b).........       28
       1    Genesis Health (b)....................        2
       2    Genzyme Corp. (b).....................       85
       1    Gilead Sciences, Inc. (b).............       49
       6    Health Management Association, Inc.
              (b).................................       77
       2    Hillenbrand Industries, Inc. .........       48
       0    Hologic, Inc. (b)(c)..................        2
       2    ICN Pharmaceuticals, Inc. ............       44
       0    IDEC Pharmaceuticals Corp. (b)(c).....       39
       1    IDEXX Laboratories, Inc. (b)..........       15
       1    Immune Response Corp. (b).............        2
       1    Incyte Pharmaceuticals, Inc. (b)......       36
       1    Invacare Corp. .......................       14
       3    Ivax Corp. (b)........................       67
       0    Jones Pharma, Inc. (c)................       20
       1    Lincare Holdings, Inc. (b)............       49
       1    Liposome, Inc. (b)....................       10
       1    Magellan Health Services, Inc. (b)....        4
       1    MedImmune, Inc. (b)...................      196
       0    Medquist, Inc. (b)(c).................        8
       1    Mentor Corp. .........................       13
       3    Mylan Laboratories....................       68
       1    NBTY, Inc. (b)........................       14
       0    NCS HealthCare, Inc. (b)(c)...........        1
       1    North American Vaccine, Inc. (b)......        3
       1    Noven Pharmaceuticals, Inc. (b).......        9
       2    Omnicare, Inc. .......................       24
       1    Organogenesis, Inc. (b)...............        5
       1    Orthodontic Centers of America, Inc.
              (b).................................       13
       1    Owens & Minor, Inc. Holding Co. ......        6
       2    Oxford Health Plans (b)...............       23
       1    PacifiCare Health Systems, Inc. (b)...       69
       1    Parexel International Corp. (b).......        7

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Market Expansion Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Health Care, continued:
       0    Patterson Dental Co. (b)(c)...........  $    13
       0    Pediatrix Medical Group, Inc.
              (b)(c)..............................        2
       1    Pharmaceutical Product Development
              (b).................................        6
       0    Priority Healthcare Corp. (b)(c)......       14
       0    Protein Design Labs, Inc. (b)(c)......       28
       2    PSS World Medical, Inc. (b)...........       15
       2    Quorum Health Group, Inc. (b).........       15
       1    Regeneron Pharmaceutical (b)..........        9
       1    Renal Care Group, Inc. (b)............       23
       1    Respironics, Inc. (b).................        6
       1    Safeskin Corp. (b)....................       16
       1    Sepracor, Inc. (b)....................       74
       1    Shire Pharmaceutical (b)..............       21
       1    Sierra Health Services (b)............        4
       1    Sola International, Inc. (b)..........        7
       0    Spacelabs Medical, Inc. (b)(c)........        4
       2    Steris Corp. (b)......................       18
       2    Stryker Corp. ........................      153
       1    Summit Technology, Inc. (b)...........        8
       1    Sunrise Medical, Inc. (b).............        3
       2    Sybron International Corp. (b)........       59
       0    Syncor International Corp. (b)(c).....        9
       2    Total Renal Care Holdings (b).........       13
       1    Trigon Healthcare, Inc. (b)...........       30
       0    Universal Health Services, Inc.
              (b)(c)..............................       11
       1    US Oncology, Inc. (b).................        3
       1    Varian Medical Systems, Inc. (b)......       24
       1    Vertex Pharmaceuticals, Inc. (b)......       21
       2    VISX, Inc. (b)........................       83
       0    Vital Signs, Inc. (c).................        7
       1    Zenith National Insurance.............       10
                                                    -------
                                                      2,768
                                                    -------
Multi-Industry (0.2%):
       0    Canandaigua Brands, Inc. (b)(c).......       20
       2    Whitman Corp. ........................       31
                                                    -------
                                                         51
                                                    -------
Oil & Gas Explor Prod & Ser (0.3%):
       2    Transocean Sedco Forex, Inc. .........       77
                                                    -------
Raw Materials (3.6%):
       1    A. Schulman, Inc. ....................       11
       2    Airgas, Inc. (b)......................       15
       1    AK Steel Holding Corp. ...............       26
       1    Albemarle Corp. ......................       21
       1    Amcol International Corp. ............       10
       1    Barnes Group, Inc. ...................        8
       1    Birmingham Steel Corp. ...............        4

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Raw Materials, continued:
       1    Black Hills Corp. ....................  $    11
       0    Brush Wellman, Inc. (c)...............        7
       1    Buckeye Technologies, Inc. (b)........       12
       1    Burlington Industries, Inc. (b).......        5
       2    Cabot Corp. ..........................       31
       1    Cambrex Corp. ........................       21
       1    Caraustar Industries, Inc. ...........       14
       1    Church & Dwight, Inc. ................       21
       0    Cleveland Cliffs, Inc. (c)............        9
       1    Coeur D'Alene Mines Corp. (b).........        2
       0    Commercial Metals Co. (c).............       10
       0    Commonwealth Industries, Inc. (c).....        5
       1    Cone Mills Corp. (b)..................        3
       1    Cytec Industries, Inc. (b)............       23
       1    Delta Woodside Industries, Inc. ......        1
       1    Dexter Corp. .........................       20
       0    Dixie Group, Inc. (b)(c)..............        1
       1    Donaldson C., Inc. ...................       26
       0    Fuller (H. B.) Co. (c)................       17
       1    Geon Co. .............................       16
       1    Georgia Gulf Corp. ...................       22
       1    Glatfelter (P. H.) Co. ...............       13
       1    Hecla Mining Co. (b)..................        2
       3    IMC Global, Inc. .....................       43
       1    Interface, Inc. ......................        7
       1    Intermet Corp. .......................        6
       1    Kaydon Corp. .........................       19
       1    Lubrizol Corp. .......................       40
       3    Lyondell Petrochemical Co. ...........       42
       0    Macdermid, Inc. (c)...................        8
       1    Mascotech, Inc. ......................       13
       1    Material Sciences Corp. (b)...........        7
       0    Maxxam, Inc. (b)(c)...................        6
       1    McWhorter Technologies, Inc. (b)......       11
       1    Minerals Technologies, Inc. ..........       20
       1    Mississippi Chemical Corp. ...........        4
       1    Mueller Industries, Inc. (b)..........       29
       1    Olin Corp. ...........................       26
       1    OM Group, Inc. .......................       17
       1    Oregon Steel Mills, Inc. .............        5
       0    Penford Corp. (c).....................        3
       0    Pope & Talbot, Inc. (c)...............        5
       0    Quanex Corp. (c)......................        8
       1    RTI International Metals, Inc. (b)....        4
       0    Schweitzer-Mauduit International, Inc.
              (c).................................        4
       0    Scotts Co. (The) (b)(c)...............       16
       3    Solutia, Inc. ........................       42
       0    Steel Technologies, Inc. (c)..........        3

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Market Expansion Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Raw Materials, continued:
       1    Stillwater Mining Co. (b).............  $    24
       1    Texas Industries, Inc. ...............       21
       1    Tower Automotive, Inc. (b)............        8
       1    Tredegar Industries, Inc. ............       17
       1    Triarc Co., Inc. (b)..................       13
       0    USA Detergents, Inc. (b)(c)...........        1
       1    Wausau-Mosinee Paper Corp. ...........       14
       0    Wheeling Pittsburgh Steel Co.
              (b)(c)..............................        4
       0    Wolverine Tube, Inc. (b)(c)...........        4
       1    Wolverine World Wide, Inc. ...........       11
                                                    -------
                                                        892
                                                    -------
Retail (6.6%):
       3    Abercrombie & Fitch Co. (b)...........       67
       1    AnnTaylor Stores Corp. (b)............       21
       1    Applebee's International, Inc. .......       21
       0    Aviation Sales Co. (b)(c).............        5
       0    Baker (J.), Inc. (c)..................        2
       2    BJ's Wholesale Club, Inc. (b).........       62
       1    Bob Evans Farms, Inc. ................       15
       1    Bombay Co., Inc. (The) (b)............        4
       0    Books-A-Million, Inc. (b)(c)..........        3
       2    Borders Group, Inc. (b)...............       29
       2    Brinker International, Inc. (b).......       36
       0    Brown Shoe Company, Inc. (c)..........        6
       1    Buffets, Inc. (b).....................       10
       0    Building Material Holding Co.
              (b)(c)..............................        3
       1    Casey's General Stores................       13
       1    Cash America International............        5
       1    Cato Corp. ...........................        8
       1    CBRL Group, Inc. .....................       13
       1    CEC Entertainment, Inc. (b)...........       17
       1    Cheesecake Factory (The), Inc. (b)....       18
       1    CKE Restaurants, Inc. ................        6
       1    Claire's Stores, Inc. ................       27
       2    CompUSA, Inc. (b).....................       11
       1    Consolidated Products, Inc. (b).......        7
       0    Damark International, Inc. (b)(c).....        2
       0    Discount Auto Parts, Inc. (b)(c)......        7
       1    Dollar Tree Stores, Inc. (b)..........       68
       1    Dress Barn, Inc. (b)..................        8
       0    Enesco Group, Inc. (c)................        4
       4    Family Dollar Stores, Inc. ...........       63
       1    Fastenal Co. .........................       40
       0    Footstar, Inc. (b)(c).................        6
       1    Goody's Family Clothing, Inc. (b).....        4
       0    Gottschalks, Inc. (b)(c)..............        2

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Retail, continued:
       1    Gymboree Corp. (b)....................  $     3
       0    Haggar Corp. (c)......................        2
       0    Hancock Fabrics, Inc. (c).............        1
       1    Hannaford Brothers Co. ...............       69
       1    Hartmarx Corp. (b)....................        3
       1    Heilig-Meyers Co. ....................        4
       1    IHOP Corp. (b)........................        8
       1    Jack In the Box, Inc. (b).............       19
       0    Jo-Ann Stores, Inc. (b)(c)............        5
       3    Jones Apparel Group, Inc. (b).........       74
       1    Just For Feet (b)(d)..................        1
       1    Landry's Seafood Restaurants (b)......        6
       1    Lands End, Inc. (b)...................       24
       0    Lillian Vernon Corp. (c)..............        2
       0    Linens 'N Things, Inc. (b)(c).........       12
       1    Lone Star Steakhouse & Saloon (b).....        7
       1    Luby's, Inc. .........................        6
       1    Men's Wearhouse, Inc. (b).............       24
       1    Michael's Stores, Inc. (b)............       20
       1    Micro Warehouse, Inc. (b).............       15
       0    O'Reilly Automotive, Inc. (b)(c)......        9
       1    Oceaneering International, Inc. (b)...        7
       3    OfficeMax, Inc. (b)...................       16
       2    Outback Steakhouse, Inc. (b)..........       44
       1    Pacific Sunwear Of California (b).....       24
       1    Panera Bread Co. (b)..................        5
       1    Payless Shoesource, Inc. (b)..........       38
       1    Phillips-Van Heusen...................        5
       2    Pier 1 Imports, Inc. .................       14
       1    Regis Corp. ..........................       16
       3    RJ Reynolds Tobacco...................       55
       2    Ross Stores, Inc. ....................       39
       1    Ruby Tuesday, Inc. ...................       13
       1    Ruddick Corp. ........................       17
       1    Russ Berrie & Co, Inc. ...............       13
       1    Ryan's Family Steakhouses, Inc. (b)...        8
       3    Saks, Inc. (b)........................       45
       1    Shopko Stores, Inc. (b)...............       14
       0    Sonic Corp. (b)(c)....................       11
       1    Sports Authority, Inc. (b)............        1
       4    Starbucks Corp. (b)...................      101
       1    Stein Mart, Inc. (b)..................        6
       1    Stride Rite Corp. ....................        7
       0    Taco Cabana, Inc. (b)(c)..............        2
       1    TCBY Enterprises, Inc. ...............        5
       2    Tiffany & Co. ........................      169

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Market Expansion Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Retail, continued:
       1    Williams Sonoma, Inc. (b).............  $    23
       0    Zale Corp. (b)(c).....................       19
                                                    -------
                                                      1,644
                                                    -------
Shelter (2.6%):
       2    American Standard Co. (b).............       75
       1    Bowater, Inc. ........................       65
       1    Champion Enterprises, Inc. (b)........        9
       1    Chesapeake Corp. .....................       15
       3    Clayton Homes, Inc. ..................       31
       2    Consolidated Papers, Inc. ............       67
       1    D.R. Horton, Inc. ....................       19
       0    Ethan Allen Interiors, Inc. (c).......       13
       1    Fedders Corp. ........................        4
       0    Florida Rock Industries, Inc. (c).....       14
       1    Furniture Brands International, Inc.
              (b).................................       26
       2    Georgia Pacific Timber Corp. .........       49
       6    Hilton Hotels Corp. ..................       58
       0    Libbey, Inc. (c)......................       12
       0    MDC Holdings, Inc. (c)................        6
       1    Modine Manufacturing Co. .............       18
       1    Oakwood Homes Corp. ..................        3
       1    Pentair, Inc. ........................       35
       1    Rayonier, Inc. .......................       29
       0    Ryland Group, Inc. (c)................        7
       3    Shaw Industry, Inc. ..................       49
       0    Skyline Corp. (c).....................        5
       1    Toll Brothers, Inc. (b)...............       15
       0    U.S. Home Corp. (b)(c)................        8
       1    Winnebago Industries, Inc. ...........       10
                                                    -------
                                                        642
                                                    -------
Technology (28.2%):
       1    Acxiom Corp. (b)......................       19
       0    Adaptive Broadband Corp. (b)(c).......       22
       1    Affiliated Computer Services, Inc.
              (b).................................       64
       1    Allen Telecom, Inc. (b)...............        7
       4    Altera Corp. (b)......................      188
       0    Amcast Industrial Corp. (c)...........        3
       0    Analog Corp. (c)......................       10
       1    Analysts International Corp. .........        6
       1    Anixter International, Inc. (b).......       19
       1    Applied Magnetics Corp. (b)...........        0
       2    Arrow Electronics, Inc. (b)...........       55
       1    Aspect Communications Corp. (b).......       47
       1    Aspen Technology, Inc. (b)............       13
       5    ATMEL Corp. (b).......................      136
       1    Auspex Systems, Inc. .................        6

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Technology, continued:
       1    Avid Technology, Inc. (b).............  $     7
       1    Avnet, Inc. ..........................       68
       1    BE Aerospace, Inc. (b)................        4
       0    Benchmark Electronics, Inc. (b)(c)....        7
       1    BMC Industries, Inc. .................        3
       1    Breed Technologies, Inc. (b)(e).......        0
       1    Brightpoint, Inc. (b).................       14
       3    Broadwing, Inc. (b)...................      114
       1    Burr Brown Corp. (b)..................       43
       0    C Cube Microsystems, Inc. (b)(c)......       25
       0    C&D Technologies, Inc. (c)............       13
       0    C-Cor Electronics (b)(c)..............       15
       1    Cable Design Technologies Corp. (b)...       14
       6    Cadence Design Systems, Inc. (b)......      135
       1    Cambridge Technology Partners, Inc.
              (b).................................       34
       1    Carpenter Technology Corp. ...........       14
       0    CDI Corp. (b)(c)......................       10
       0    Centigram Communications Corp.
              (b)(c)..............................        2
       1    Cerner Corp. (b)......................       14
       1    Checkpoint Systems, Inc. (b)..........        6
       1    Ciber, Inc. (b).......................       33
       1    Cirrus Logic, Inc. (b)................       19
       1    Cleco Corp. ..........................       16
       0    Cognex Corp. (b)(c)...................       16
       1    Coherent, Inc. (b)....................       13
       1    Commscope, Inc. (b)...................       20
       1    Communications Satellite Corp. .......       24
       0    Computer Task Group, Inc. (c).........        6
       4    Converg's Corp. (b)...................      108
       1    Cordant Technology, Inc. .............       26
       1    CTS Corp. (c).........................       45
       2    Cypress Semiconductor (b).............       65
       0    Dallas Semiconductor Corp. (c)........       19
       2    Diebold, Inc. ........................       40
       0    Digi International, Inc. (b)(c).......        3
       1    Digital Microwave Corp. (b)...........       33
       1    Dionex Corp. (b)......................       21
       2    DST Systems, Inc. (b).................      145
       0    Electro Scientific Industries, Inc.
              (b)(c)..............................       22
       0    Electroglas, Inc. (b)(c)..............       10
       2    Electronic Arts, Inc. (b).............      151
       1    Epicor Software Corp. (b).............        5
       1    Etec Systems, Inc. (b)................       22
       1    Exabyte Corp. (b).....................        4
       0    Factset Research Systems, Inc. (c)....       24
       0    Fair Issac & Co., Inc. (c)............       16
       1    Filenet Corp. (b).....................       18
       2    Fiserv, Inc. (b)......................       95

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Market Expansion Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Technology, continued:
       3    Gartner Group Inc., Class B (b).......  $    43
       1    Gencorp, Inc. ........................       10
       1    General Communication, Inc. (b).......        5
       1    General Semiconductor, Inc. (b).......       11
       1    Gentex Corp. (b)......................       19
       1    Gerber Scientific, Inc. ..............       11
       1    Granite Construction, Inc. ...........       11
       0    Hadco Corp. (b)(c)....................       15
       1    Harbinger Corp. (b)...................       29
       0    Harmon Industries, Inc. (c)...........        2
       1    Henry (Jack) & Associates, Inc. ......       27
       0    HNC Software, Inc. (b)(c).............       21
       1    Hutchinson Technology, Inc. (b).......       13
       1    Hyperion Solutions Corp. (b)..........       30
       1    Inacom Corp. (b)......................        7
       4    Informix Corp. (b)....................       46
       0    Innovex, Inc. (c).....................        3
       0    Insteel Industries, Inc. (c)..........        2
       2    Integrated Device Tech, Inc. (b)......       52
       1    International Rectifier Corp. (b).....       31
       1    Intervoice, Inc. (b)..................       14
       4    Intuit, Inc. (b)......................      215
       0    Itron, Inc. (b)(c)....................        2
       2    Jabil Circuit, Inc. (b)...............      131
       2    Keane, Inc. (b).......................       51
       1    Kemet Corp. (b).......................       41
       1    Kent Electronics Corp. (b)............       14
       1    Komag, Inc. (b).......................        4
       0    Kronos, Inc. (b)(c)...................       18
       0    Lattice Semiconductor Corp. (b)(c)....       19
       2    Legato Systems, Inc. (b)..............      138
       3    Linear Technology Corp. ..............      215
       1    Litton Industries, Inc. (b)...........       65
       0    Lydall, Inc. (b)(c)...................        2
       1    Macromedia, Inc. (b)..................       66
       1    Martin Marietta Materials, Inc. ......       45
       6    Maxim Integrated Products, Inc. (b)...      285
       2    Mentor Graphics Corp. (b).............       20
       0    Mercury Interactive Corp. (b)(c)......       43
       2    Meritor Automotive, Inc. .............       31
       1    Methode Electronics...................       26
       0    Micrel Semiconductor, Inc. (b)(c).....       23
       1    Microchip Technology, Inc. (b)........       82
       0    Micros Systems, Inc. (b)(c)...........       30
       1    Midway Games, Inc. (b)................       19
       0    National Computer Systems, Inc. (c)...       11
       0    National Data Corp. (c)...............       10
       0    National Instruments Corp. (b)(c).....       17

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Technology, continued:
       2    NCR Corp. (b).........................  $    84
       1    Network Equipment Tech, Inc. (b)......        6
       3    Networks Associates, Inc. (b).........       80
       0    Novellus Systems, Inc. (b)(c).........       49
       0    Oak Industries, Inc. (b)(c)...........       42
       2    P-Com, Inc. (b).......................       19
       0    Park Electrochemical Corp. (c)........        5
       0    Peoplesoft, Inc. (b)(c)...............       11
       1    Photronics, Inc. (b)..................       17
       1    Picturetel Corp. (b)..................        3
       1    Pioneer Standard Electronics..........        9
       0    Plantronics, Inc. (b)(c)..............       29
       0    Plexus Corp. (b)(c)...................       13
       1    Policy Management Systems Corp. (b)...       20
       0    Progress Software Corp. (b)(c)........       23
       3    Quantum Corp. DLT and Storage (b).....       51
       2    Rational Software Corp. (b)...........       98
       1    Read-Rite Corp. (b)...................        5
       2    Reynolds & Reynolds...................       41
       1    S3, Inc. (b)..........................       14
       1    Sanmina Corp. (b).....................      110
       2    SCI Systems, Inc. (b).................      132
       0    SEI Corp. (c).........................       24
       1    Seitel, Inc. (b)......................        3
       2    Sensormatic Electronics Corp. (b).....       30
       2    Siebel Systems, Inc. (b)..............      162
       0    Simpson Industries, Inc. (c)..........        5
       0    Spartan Motors, Inc. (c)..............        1
       0    Standard Microsystems Corp. (b)(c)....        3
       0    Standard Motor Products (c)...........        5
       2    Sterling Commerce, Inc. (b)...........       75
       2    Sterling Software, Inc. (b)...........       60
       2    Storage Technology Corp. (b)..........       42
       1    Structual Dynamics Research Corp.
              (b).................................       10
       3    Sungard Data Systems, Inc. (b)........       59
       1    Symantec Corp. (b)....................       76
       2    Symbol Technologies, Inc. ............      111
       0    Symmetricom, Inc. (b)(c)..............        3
       2    Synopsys, Inc. (b)....................      120
       0    System Software Association, Inc.
              (b)(c)..............................        1
       1    TALK.com, Inc. (b)....................       20
       1    TBC Corp. (b).........................        3
       1    TCSI Corp. (b)........................        2
       1    Tech Data Corp. (b)...................       33
       0    Technitrol, Inc. (c)..................       18
       1    Technology Solutions Co. (b)..........       29
       1    Teleflex, Inc. .......................       28
       0    Telxon Corp. (c)......................        6

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Market Expansion Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Technology, continued:
       1    Tetra Tech Inc., (b)..................      313
       0    Texas Instruments, Inc. (c)...........       34
       0    Three-Five Systems, Inc. (b)(c).......       11
       1    Titan International, Inc. ............        3
       1    Transaction Systems Architects, Inc.
              (b).................................       25
       1    Trimble Navigation Ltd. (b)...........       11
       1    Ucar International, Inc. (b)..........       18
       1    Ultratech Stepper, Inc. (b)...........       18
       0    United Illuminating Co. (c)...........       15
       1    Valence Technology, Inc. (b)..........       11
       3    Veritas Software Corp. (b)............      491
       2    Vishay Intertechnology, Inc. (b)......       63
       4    Vitesse Semiconductor Corp. (b).......      199
       0    Watkins-Johnson Co. (c)...............        8
       1    Whittman-Hart, Inc. (b)...............       27
       1    X-Rite, Inc. .........................        3
       1    Xircom, Inc. (b)......................       38
       0    Zebra Technologies Corp. (b)(c).......       18
       0    Zixit Corp. (b)(c)....................       16
                                                    -------
                                                      6,993
                                                    -------
Transportation (1.9%):
       1    Air Express International Corp. ......       27
       1    Airborne Freight Corp. ...............       26
       1    Alaska Air Group, Inc. (b)............       22
       1    Alexander & Baldwin, Inc. ............       25
       1    American Freightways Corp. (b)........       11
       0    Arkansas Best Corp. (b)(c)............        5
       1    Arnold Industries, Inc. ..............        7
       1    CNF Transportation, Inc. .............       38
       1    Expeditors International of
              Washington, Inc. ...................       22
       1    Fritz Cos., Inc. (b)..................        8
       1    GATX Corp. ...........................       39
       1    Heartland Express, Inc. (b)...........       11
       1    Hunt (J. B.) Transport Services,
              Inc. ...............................       11
       1    Kirby Corp. (b).......................       10
       0    Landstar System, Inc. (b)(c)..........        9
       0    M.S. Carriers, Inc. (b)(c)............        7
       1    Mesa Air Group, Inc. (b)..............        3
       1    Newport News Shipbuilding, Inc. ......       22
       1    Offshore Logistics, Inc. (b)..........        5
       1    Overseas Shipholding Group, Inc. .....       21
       0    Pittston BAX Group (c)................        4
       0    Railtex, Inc. (b)(c)..................        4
       1    Rollins Truck Leasing Corp. ..........       16
       1    Skywest, Inc. ........................       17
       2    Swift Transportation Co., Inc. (b)....       33

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Transportation, continued:
       1    US Freightways Corp. .................  $    29
       1    Werner Enterprise, Inc. ..............       15
       1    Wisconsin Central Transportation Corp.
              (b).................................       16
       1    Yellow Corp. (b)......................       10
                                                    -------
                                                        473
                                                    -------
Utilities (7.4%):
       1    AGL Resources, Inc. ..................       22
       3    Allegheny Energy, Inc. ...............       72
       0    American States Water Co. (c).........        7
       3    American Water Works, Inc. ...........       60
       0    Aquarion Co. (c)......................       11
       1    Baldor Electric Co. ..................       15
       0    Bangor Hydro-Electric Co. (c).........        3
       0    Cascade Natural Gas Corp. (c).........        3
       0    Central Vermont Public Services (c)...        3
       0    CH Energy Group, Inc. (c).............       13
       1    CMP Group, Inc. ......................       19
       2    Conectiv, Inc. .......................       36
       0    Connecticut Energy Corp. (c)..........        8
       4    DPL Corp. ............................       64
       1    Eastern Utilities Associates..........       15
       3    Energy East Corp. ....................       60
       0    Green Mountain Power Corp. (c)........        1
       1    Hawaiian Electric Industries, Inc. ...       20
       1    Idacorp, Inc. ........................       24
       2    Illinova Corp. .......................       56
       1    Indiana Energy, Inc. .................       12
       2    Ipalco Enterprises, Inc. .............       34
       1    Kansas City Power & Light Co. ........       31
       3    Keyspan Corp. ........................       74
       3    LG&E Energy Corp. ....................       52
       2    MCN Energy Group, Inc. ...............       43
       2    Minnesota Power & Light Co. ..........       29
       3    Montana Power Co. ....................       97
       1    National Fuel Gas Co. ................       45
       1    New England Electric System...........       72
       0    New Jersey Resources Corp. (c)........       16
       3    Nisource, Inc. .......................       52
       3    Northeast Utilities...................       62
       1    Northwest Natural Gas.................       13
       2    OGE Energy Corp. .....................       36
       1    Philadelphia Suburban Corp. ..........       20
       3    Potomac Electric Power Co. ...........       62
       1    Public Service Company of New
              Mexico..............................       15
       1    Public Service Company of North
              Carolina............................       16
       2    Puget Sound Energy, Inc. .............       37

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Market Expansion Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Utilities, continued:
       2    Questar Corp. ........................  $    30
       2    SCANA Corp. ..........................       65
       1    Sierra Pacific Resources..............       10
       1    Southwest Gas Corp. ..................       16
       1    Southwestern Energy Co. ..............        3
       3    TECO Energy, Inc. ....................       56
       1    Telephone & Data Systems, Inc. .......      151
       0    TNP Enterprises, Inc. (c).............       12
       1    United Water Resources, Inc. .........       31
       2    UtiliCorp United, Inc. ...............       40
       1    Washington Gas Light Co. .............       30
       1    Wicor, Inc. ..........................       26
       3    Wisconsin Energy Corp. ...............       52
                                                    -------
                                                      1,852
                                                    -------
  Total Common Stocks                                25,001
                                                    -------
U.S. TREASURY OBLIGATIONS (0.3%):
U.S. Treasury Bills (0.3%):
 $    25    2/17/00 (f)...........................       25
      60    1/20/00 (f)...........................       60
                                                    -------
  Total U.S. Treasury Obligations                        85
                                                    -------
SHORT-TERM SECURITIES HELD AS COLLATERAL (4.8%):
Investment Companies (0.8%):
     173    Aim Liquid Asset Money Market Fund....      173
      35    One Group Prime Money Market Fund,
              Class I.............................       35
                                                    -------
                                                        208
                                                    -------
Master Notes (0.3%):
 $    41    Bear Stearns, 4.77%, 1/3/00*..........       41
      17    Lehman Brothers, 4.88%, 1/3/00*.......       17
      17    Merrill Lynch, 4.68%, 1/3/00*.........       17
      10    NationsBanc, 4.70%, 1/3/00*...........       10
                                                    -------
                                                         85
                                                    -------
Put Bonds (1.8%):
      46    Amex Centurion, 5.08%, 2/18/00*.......       45
      15    Branch Banking & Trust, 5.11%,
              5/25/00*............................       15

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Put Bonds, continued:
 $    35    Caterpillar Finance, 5.17%, 5/1/01*...  $    35
      29    Chase Manhattan, 5.23%, 5/6/02*.......       29
      27    Evangelical Lutheran, 6.64%,
              4/28/00*............................       26
      29    Fleet National Bank, 5.04%,
              4/18/00*............................       29
      29    GMAC, 5.19%, 5/3/01*..................       29
      29    J.P. Morgan & Co., 5.13%, 5/4/01*.....       29
      12    J.P. Morgan & Co., 5.07%, 5/4/00*.....       12
      29    Lehman Brothers, 6.64%, 7/20/00*......       29
      12    Liberty Lighthouse, 5.12%, 5/5/00*....       12
      29    Merrill Lynch, 5.28%, 5/6/02*.........       29
      51    Morgan Stanley, 5.25%, 1/21/00*.......       51
      13    Salomon Smith Barney, 5.01%,
              2/5/01*.............................       13
      29    Sigma Finance, Inc., 5.11%,
              3/31/00*............................       29
      35    SPARCC, 6.05%, 3/24/00*...............       35
                                                    -------
                                                        447
                                                    -------
Repurchase Agreements (1.9%):
     115    HSBC, 4.67%, 1/3/00, (Collateralized
              by $361 various Government
              Securities, 0.00% - 10.63%,
              1/28/00 - 4/15/29, market value
              $118)...............................      115
      87    HSBC, 4.62%, 1/3/00, (Collateralized
              by $118 various Government
              Securities, 0.00% - 13.38%,
              1/20/00 - 3/7/12, market value
              $88)................................       87
     139    Lehman Brothers, 4.85%, 1/3/00,
              (Collateralized by 3 various Equity
              Securities, market value $146)......      139
     110    Lehman Brothers, 4.65%, 1/3/00,
              (Collateralized by $116 various
              Commercial Paper, 0.00%, 1/10/00 -
              5/23/00, market value $116).........      110
                                                    -------
                                                        451
                                                    -------
    Total Short-Term Securities Held as Collateral    1,191
                                                    -------
  Total (Cost $22,473) (a)                          $26,277
                                                    =======

------------

Percentages indicated are based on net assets of $24,893.

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Market Expansion Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

Unrealized appreciation......................  $ 7,414
Unrealized depreciation......................   (3,610)
                                               -------
Net unrealized appreciation..................  $ 3,804
                                               =======

(b) Non-income producing securities.
(c)  Rounds to less than 1,000.
(d) Just for Feet, which filed for protection under Chapter 11 of the Federal Bankruptcy Code, has amortized cost of $7.
(e) Breed Technologies, Inc., which filed for protection under Chapter 11 of the Federal Bankruptcy Code, has amortized cost of $4.
(f)  Serves as collateral for Future Contracts.
 * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1999.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS (97.2%):
ARGENTINA (0.5%):
Banking & Finance (0.1%):
     114    Banco de Galicia Bue, Class B.......  $      569
      56    Banco Frances Rio Pl................         442
                                                  ----------
                                                       1,011
                                                  ----------
Construction (0.0%):
     122    Astra Cia Argentin (b)..............         260
                                                  ----------
Metals & Mining (0.1%):
       6    Siderar SA, Class A.................          25
     254    Siderca SA..........................         534
                                                  ----------
                                                         559
                                                  ----------
Oil & Gas Exploration, Production & Services (0.1%):
     173    Perez Companc SA....................         886
                                                  ----------
Telecommunications (0.2%):
     461    Telefonica de Argentina SA, Class
              B.................................       1,414
                                                  ----------
                                                       4,130
                                                  ----------
AUSTRALIA (1.9%):
Banking (0.5%):
     140    National Australia Bank, Ltd. ......       2,127
     181    Westpac Banking Corp., Ltd. ........       1,241
                                                  ----------
                                                       3,368
                                                  ----------
Beverages & Tobacco (0.0%):
      68    Coca-Cola Amatil Ltd. ..............         186
                                                  ----------
Brewery (0.0%):
     151    Foster's Brewing Group..............         432
                                                  ----------
Broadcasting & Publishing (0.3%):
     155    News Corp., Ltd. ...................       1,498
     144    News Corporation Preferred Limited
              Voting Shares.....................       1,232
                                                  ----------
                                                       2,730
                                                  ----------
Building Products (0.1%):
     162    Boral Ltd. .........................         251
      89    CSR Ltd. ...........................         215
      28    Hardie (James) Industries...........          72
      13    Metal Manufactures Ltd. ............          19
      71    Pioneer International Ltd. .........         213
                                                  ----------
                                                         770
                                                  ----------
Chemicals (0.0%):
      33    Orica Ltd. .........................         176
                                                  ----------
Containers & Packaging (0.0%):
       5    Amcor Ltd. .........................          24
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Australia, continued:
Diversified (0.1%):
      49    Futuris Corporation Ltd. ...........  $       68
      15    Smith (Howard) Ltd. ................         102
      82    Southcorp Holdings Ltd. ............         288
                                                  ----------
                                                         458
                                                  ----------
Engineering (0.0%):
      35    Leighton Holdings Ltd. .............         135
                                                  ----------
Entertainment (0.0%):
       3    Publishing and Broadcasting.........          23
      14    Tabcorp Holdings Ltd. ..............          95
                                                  ----------
                                                         118
                                                  ----------
Food Products & Services (0.0%):
     284    Goodman Fielder Ltd. ...............         253
                                                  ----------
Gas Utility (0.0%):
      71    Australian Gas Light Co. ...........         414
                                                  ----------
Insurance (0.1%):
      93    Amp Ltd. ...........................       1,020
      37    QBE Insurance Group Ltd. ...........         171
                                                  ----------
                                                       1,191
                                                  ----------
Manufacturing-Capital Goods (0.0%):
     110    Pacific Dunlop Ltd. ................         155
                                                  ----------
Metals (0.0%):
       5    Iluka Resources Ltd. ...............          12
                                                  ----------
Metals & Mining (0.2%):
     131    Broken Hill Proprietary Co.,
              Ltd. .............................       1,710
      74    Santos Ltd. ........................         200
      13    WMC Ltd. ...........................          72
                                                  ----------
                                                       1,982
                                                  ----------
Metals (Non-ferrous) (0.0%):
       8    Rio Tinto Ltd. .....................         176
                                                  ----------
Real Estate (0.2%):
     186    General Property Trust..............         302
      42    Lend Lease Corp. ...................         581
     135    Stockland Trust Group...............         283
     174    Westfield Trust.....................         339
                                                  ----------
                                                       1,505
                                                  ----------
Retail-Stores/Catalog (0.1%):
     138    Coles Myer Ltd. ....................         712
                                                  ----------
Services (0.1%):
      24    Brambles Industries Ltd. ...........         661
                                                  ----------
Telecommunications-Equipment (0.2%):
     375    Telstra Corporation Ltd. ...........       2,030
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Australia, continued:
Tobacco (0.0%):
       5    Rothmans Holdings...................  $       48
                                                  ----------
                                                      17,536
                                                  ----------
AUSTRIA (1.0%):
Airlines (0.0%):
      19    Austrian Airlines...................         360
                                                  ----------
Banking & Finance (0.4%):
      56    Bank Austria AG, Participating
              Certificates......................       3,135
                                                  ----------
Beverages & Tobacco (0.0%):
       4    Osterreichische Brau-Beteiligungs
              AG................................         159
                                                  ----------
Building Products (0.0%):
      19    Wienerberger Baustoffindustrie AG...         413
                                                  ----------
Chemicals (0.0%):
       3    Lenzing AG..........................         139
                                                  ----------
Engineering (0.0%):
       7    VA Technologie AG...................         429
                                                  ----------
Environmental Services (0.0%):
       1    BWT AG..............................         148
                                                  ----------
Insurance (0.1%):
       3    EA-Generali AG......................         478
                                                  ----------
Miscellaneous Materials & Commodities (0.0%):
      10    Radex-Heraklith
              Industriebeteiligungs AG..........         295
                                                  ----------
Oil & Gas Exploration, Production & Services (0.2%):
      11    OMV AG..............................       1,104
                                                  ----------
Paper Products (0.0%):
       1    Mayr-Melnhof Karton AG..............          37
                                                  ----------
Steel (0.0%):
       2    Boehler Uddeholm....................         111
                                                  ----------
Telecommunications-Services and Equipment (0.3%):
      14    Osterreichische
              Elekrizitaitswirtschafts-AG, Class
              A (b).............................       1,906
                                                  ----------
Tobacco (0.0%):
       5    Austria Tabakwerke AG...............         261
                                                  ----------
Transportation (0.0%):
       8    Flughafen Wien AG...................         290
                                                  ----------
                                                       9,265
                                                  ----------
BELGIUM (1.3%):
Automotive (0.0%):
       0    SA D'Ieteren NV (c).................         164
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Belgium, continued:
Banking (0.2%):
      30    Kredietbank NV......................  $    1,621
      13    Kredietbank Strip (b)...............           0
                                                  ----------
                                                       1,621
                                                  ----------
Chemicals (0.1%):
       9    Solvay SA...........................         779
                                                  ----------
Electric Utility (0.1%):
       7    Suez Lyonnaise Des Eaux.............       1,160
       7    Suez Lyonnaise Des Eaux Strip (b)...           0
                                                  ----------
                                                       1,160
                                                  ----------
Energy (0.2%):
      12    Total Fina SA Strips (b)............           0
      12    Total Fina SA, Class B..............       1,555
                                                  ----------
Industrial Holding Company (0.1%):
       3    Groupe Bruxelles Lambert SA.........         689
                                                  ----------
Insurance (0.2%):
      75    Foritg AG...........................       2,721
                                                  ----------
Merchandising (0.1%):
       7    Delhaize-Le Lion SA.................         543
                                                  ----------
Metals & Mining (0.0%):
       3    Union Miniere Group.................         116
                                                  ----------
Pharmaceuticals (0.1%):
      13    UCB Cap Npv Ord.....................         551
                                                  ----------
Retail-Stores/Catalog (0.0%):
       1    Colrayt.............................          57
       0    Dolmen Computer Applications
              (b)(c)............................           3
                                                  ----------
                                                          60
                                                  ----------
Telecommunications-Services and Equipment (0.2%):
       5    Electrabel SA.......................       1,647
                                                  ----------
                                                      11,606
                                                  ----------
BRAZIL (0.2%):
Auto Parts (0.0%):
       8    Marcopolo SA........................           9
                                                  ----------
Banking (0.0%):
   2,485    Banco do Estado De SA (b)...........          88
   3,218    Uniao de Bancos Brasileir...........          88
                                                  ----------
                                                         176
                                                  ----------
Beverages & Tobacco (0.0%):
      41    Companhia Cervejaria Brahma.........          19
                                                  ----------
Chemicals (0.0%):
      41    White Martins SA....................          29
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Brazil, continued:
Electric Utility (0.2%):
  43,175    Centrais Electricas Brasileiras
              SA................................  $      948
   8,991    Centrais Geradoras (b)..............           9
     195    Cia Paulista De Forca E Luz.........          10
                                                  ----------
                                                         967
                                                  ----------
Gaming (0.0%):
       5    Companhia Vidraria Santa Maria......           6
                                                  ----------
Steel (0.0%):
   4,228    Companhia Siderurgica Nacional......         165
                                                  ----------
Telecommunications (0.0%):
   1,865    Embratel Participacoes SA...........          31
   1,865    Tele Centro Sul Participacoes.......          20
   3,591    Tele Norte Leste Participacoes
              (b)...............................          66
   1,865    Telesp Celular Participacoes........          18
     193    Telesp Celular SA...................          10
   4,045    Telesp Participacoes SA.............          56
                                                  ----------
                                                         201
                                                  ----------
Tobacco (0.0%):
      33    Souza Cruz SA.......................         245
                                                  ----------
                                                       1,817
                                                  ----------
CHILE (0.3%):
Banking & Finance (0.0%):
       9    Banco de Santiago ADR...............         194
                                                  ----------
Beverages & Tobacco (0.1%):
      14    Embotelladora Andina SA ADR.........         207
       7    Embotelladora Andina SA, Series A
              ADR...............................         122
       5    Vina Concho y Toro SA ADR...........         170
                                                  ----------
                                                         499
                                                  ----------
Chemicals (0.0%):
       6    Quimica Y Minera Chile SA ADR.......         202
                                                  ----------
Electric Utility (0.1%):
       6    Chilectra SA ADR....................         117
      23    Enersis SA ADR......................         532
      16    Gener SA ADR........................         251
                                                  ----------
                                                         900
                                                  ----------
Forest Products (0.0%):
      14    Masisa SA ADR.......................         178
                                                  ----------
Metals & Mining (0.0%):
      17    Madeco SA ADR.......................         193
                                                  ----------
Packaging (0.0%):
       9    Cristalerias de Chile ADR...........         122
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Chile, continued:
Pharmaceuticals (0.0%):
       9    Laboratorio Chile ADR...............  $      162
                                                  ----------
Telecommunications (0.1%):
      35    Telecomunicaciones de Chile SA
              ADR...............................         634
                                                  ----------
                                                       3,084
                                                  ----------
DENMARK (1.1%):
Banking & Finance (0.2%):
       7    Danske Bank.........................         817
       8    Unidanmark A/S, Class A.............         571
                                                  ----------
                                                       1,388
                                                  ----------
Beverages & Tobacco (0.0%):
       3    Carlsberg A/S, Class A..............         109
       3    Carlsberg A/S, Class B..............         127
                                                  ----------
                                                         236
                                                  ----------
Commercial Services (0.0%):
       4    ISS International Service System
              A/S, Class B (b)..................         249
                                                  ----------
Electronics (0.0%):
       2    Bang & Olufsen Holding..............          68
                                                  ----------
Engineering (0.0%):
       6    FLS Industries A/S B................         147
                                                  ----------
Food Products & Services (0.0%):
       9    Danisco A/S.........................         332
                                                  ----------
Pharmaceuticals (0.1%):
       9    Novo Nordisk A/S, Class B...........       1,221
                                                  ----------
Telecommunications (0.3%):
      31    Tele Danmark A/S, Class B...........       2,291
                                                  ----------
Telecommunications-Equipment (0.0%):
       2    GN Store Nord.......................         104
                                                  ----------
Transportation & Shipping (0.5%):
       0    D/S 1912, Class B (c)...............       1,980
       0    D/S Svendborg A/S, Class B (c)......       1,966
       5    SAS Danmark A/S.....................          47
                                                  ----------
                                                       3,993
                                                  ----------
                                                      10,029
                                                  ----------
FINLAND (1.6%):
Banking & Finance (0.0%):
      67    Merita Ltd., Class A................         396
                                                  ----------
Computer Software (0.0%):
       0    Tieto Corp, Class B (c).............          30
                                                  ----------
Diversified (0.0%):
       3    FNM Instrumentarium.................         104
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Finland, continued:
Food Products & Services (0.0%):
      13    Raisio Group PLC....................  $       52
                                                  ----------
Forest Products (0.2%):
      22    UPM-Kymmene Corp. ..................         874
                                                  ----------
Insurance (0.0%):
       4    Pohjola Insurance Group, Class B....         212
       6    Sampo Insurance Co. ................         192
                                                  ----------
                                                         404
                                                  ----------
Metals (0.0%):
      20    Outokumpo OY, Class A...............         285
                                                  ----------
Telecommunications (1.4%):
      57    Nokia Oyj, Class A..................      10,341
      23    Sonera Group Oyj....................       1,558
                                                  ----------
                                                      11,899
                                                  ----------
                                                      14,044
                                                  ----------
FRANCE (9.9%):
Aluminum (0.0%):
       4    Pechiney SA, Class A................         268
                                                  ----------
Appliances & Household Products (0.0%):
       0    Group Seb SA (c)....................          23
                                                  ----------
Automotive (0.2%):
       4    PSA Peugeot.........................         984
       6    Valeo...............................         479
                                                  ----------
                                                       1,463
                                                  ----------
Banking (0.7%):
      44    Banque Nationale de Paris...........       4,033
      10    Societe Generale....................       2,363
                                                  ----------
                                                       6,396
                                                  ----------
Beverages & Tobacco (0.5%):
       9    LVMH (Moet Hennessy Louis
              Vuitton)..........................       3,897
       6    Pernod Ricard.......................         330
                                                  ----------
                                                       4,227
                                                  ----------
Broadcasting/Cable (0.2%):
      12    Canal Plus..........................       1,767
                                                  ----------
Building Products (0.2%):
       2    Imetal SA...........................         372
       9    Lafarge SA..........................       1,078
                                                  ----------
                                                       1,450
                                                  ----------
Business Service (0.6%):
      56    Vivendi.............................       5,056
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
France, continued:
Chemicals (0.3%):
       8    L'Air Liquide.......................  $    1,356
      30    Rhone-Poulenc SA....................       1,761
                                                  ----------
                                                       3,117
                                                  ----------
Closed End Funds (0.3%):
      90    Webs-France Index Series............       2,499
                                                  ----------
Commercial Services (0.1%):
       4    Sodexho SA..........................         695
                                                  ----------
Computer Software (0.1%):
       9    Dassault Systems SA.................         599
                                                  ----------
Construction (0.2%):
       3    Bouygues............................       1,702
                                                  ----------
Defense (0.2%):
       1    Sagem SA............................         963
      16    Thomson CSF.........................         524
                                                  ----------
                                                       1,487
                                                  ----------
Diversified (0.1%):
       1    Chargeurs International SA..........          43
      12    Lagardere SCA.......................         673
                                                  ----------
                                                         716
                                                  ----------
Electrical & Electronic (0.7%):
      19    Alcatel Alsthom.....................       4,446
       3    Legrand SA..........................         621
      16    Schneider SA........................       1,229
                                                  ----------
                                                       6,296
                                                  ----------
Energy (0.8%):
      14    Elf Aquitane SA.....................       2,190
      37    Total SA, Class B...................       4,929
                                                  ----------
                                                       7,119
                                                  ----------
Engineering (0.0%):
       2    Compagnie Francaise d'Etudes et de
              Construction Technip..............         254
       1    Groupe Gtm..........................         100
                                                  ----------
                                                         354
                                                  ----------
Financial Services (0.0%):
       1    CPR SA..............................          48
       0    Eurafrance (c)......................         180
       2    Natexis SA..........................         176
                                                  ----------
                                                         404
                                                  ----------
Food & Household Products (0.0%):
       4    Eridania Beghin-Say SA..............         424
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
France, continued:
Food Products & Services (0.2%):
       7    Groupe Danone.......................  $    1,650
                                                  ----------
Health & Personal Care (0.8%):
       6    L'Oreal.............................       4,894
      63    Sanofi Synthelabo SA (b)............       2,626
                                                  ----------
                                                       7,520
                                                  ----------
Industrial Goods & Services (0.1%):
      14    Michelin Class B, Registered
              Shares............................         536
                                                  ----------
Industrial Holding Company (0.2%):
      13    Lyonnaise des Eaux SA...............       2,043
                                                  ----------
Insurance (0.7%):
       1    AXA Certificates Of Gaurantee (b)...           0
      32    AXA SA..............................       4,428
       6    Cap Gemini..........................       1,546
                                                  ----------
                                                       5,974
                                                  ----------
Leisure (0.1%):
      18    Accor SA............................         851
                                                  ----------
Lodging (0.0%):
       0    Club Mediterranee (b)(c)............          39
                                                  ----------
Machine-Diversified (0.0%):
       3    Sidel...............................         291
                                                  ----------
Medical Supplies (0.0%):
       1    Essilor Intl........................         188
                                                  ----------
Merchandising (1.0%):
      30    Carrefour...........................       5,560
       7    Casino Guichard-Perrachon...........         777
      10    Pinault Printemps Redoute SA........       2,712
                                                  ----------
                                                       9,049
                                                  ----------
Metals (Non-ferrous) (0.0%):
      21    Usinor..............................         394
                                                  ----------
Office Equipment & Services (0.0%):
       6    BIC.................................         285
                                                  ----------
Oil & Gas (0.2%):
       1    Cie Gen Geophysiq (b)...............          43
       1    Coflexip SA.........................          65
       8    Compagnie de Saint Gobain...........       1,552
                                                  ----------
                                                       1,660
                                                  ----------
Telecommunications-Services and Equipment (1.4%):
      93    France Telecom......................      12,372
                                                  ----------
                                                      88,914
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
GERMANY (14.7%):
Airlines (0.1%):
      52    Lufthansa AG........................  $    1,200
                                                  ----------
Automotive (1.5%):
     137    DaimlerChrysler.....................      10,679
      20    Man AG..............................         767
       2    Man AG Vorzugsaktien................          45
      43    Volkswagen AG.......................       2,440
                                                  ----------
                                                      13,931
                                                  ----------
Banking (2.2%):
      95    Bayer AG............................       4,486
      55    Bayerische Vereinsbank AG...........       3,751
      84    Deutsche Bank AG, Registered
              Shares............................       7,121
      71    Dresdner Bank AG, Registered
              Shares............................       3,865
                                                  ----------
                                                      19,223
                                                  ----------
Building Products (0.1%):
       6    Heidelberger Zement AG..............         494
                                                  ----------
Chemicals (0.5%):
      81    BASF AG.............................       4,185
                                                  ----------
Closed End Funds (0.4%):
     151    Webs -- Germany Index Series........       4,028
                                                  ----------
Computer Software (0.8%):
       8    SAP AG..............................       3,918
       6    SAP AG, Vorzugsaktien...............       3,405
                                                  ----------
                                                       7,323
                                                  ----------
Conglomerates (0.9%):
      35    Metro AG............................       1,887
      24    Preussag AG.........................       1,338
      64    VEBA AG.............................       3,092
      79    Viag AG.............................       1,455
                                                  ----------
                                                       7,772
                                                  ----------
Construction (0.0%):
       9    Hochtief AG.........................         333
                                                  ----------
Consumer Goods & Services (0.0%):
       5    Adidas AG...........................         388
                                                  ----------
Engineering (1.4%):
       5    AGIV AG.............................          98
       5    Bilfinger & Berger Bau AG...........         114
      52    Mannesmann AG.......................      12,438
                                                  ----------
                                                      12,650
                                                  ----------
Gas & Electric Utility (0.3%):
      59    RWE AG..............................       2,317
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Germany, continued:
Health Care (0.1%):
       8    Schering AG.........................  $      941
                                                  ----------
Industrial Goods & Services (1.1%):
       3    Carbon AG (b).......................         175
      79    Siemens AG, Registered Shares.......      10,073
                                                  ----------
                                                      10,248
                                                  ----------
Insurance (2.1%):
      32    Allianz AG..........................      10,858
       7    AMB Aachener und Muenchener
              Beteiligungs AG...................         465
       3    CKAG Colonia Konzern AG.............         294
      29    Muenchener Rueckversicherungs
              Gesellschaft AG,..................       7,418
                                                  ----------
            Registered Shares...................      19,035
                                                  ----------
Investment Company (0.1%):
      10    Beiersdorf AG.......................         697
                                                  ----------
Machinery & Equipment (0.1%):
       7    Kloeckner-Humbolt-Deutz AG (b)......          42
      11    Linde AG............................         585
       4    Rheinmetall AG......................          55
                                                  ----------
                                                         682
                                                  ----------
Metals & Mining (0.2%):
       9    Kugelfischer Georg Schaefer AG......          83
      68    Thyssen Krupp AG (b)................       2,086
                                                  ----------
                                                       2,169
                                                  ----------
Pharmaceuticals (0.1%):
      22    Merck KGaA..........................         684
                                                  ----------
Retail-General Merchandise (0.0%):
       5    Douglas Holding AG..................         202
                                                  ----------
Retail-Stores/Catalog (0.1%):
      12    Karstadt Quelle AG..................         465
       1    Metro AG............................          15
                                                  ----------
                                                         480
                                                  ----------
Telecommunications (2.6%):
     321    Deutsche Telekom AG.................      22,844
                                                  ----------
Textile Products (0.0%):
       1    Escada AG...........................          63
                                                  ----------
Tire & Rubber (0.0%):
      10    Continental AG......................         206
                                                  ----------
                                                     132,095
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
GREECE (0.6%):
Appliances & Household Products (0.0%):
       3    Fourlis Brothers Corp. .............  $      120
                                                  ----------
Banking & Finance (0.4%):
       8    Alpha Credit Bank...................         610
       7    Commercial Bank of Greece SA........         524
       2    Ergo Bank SA........................         174
       3    Eurobank (b)........................         151
      11    National Bank of Greece SA..........         850
                                                  ----------
                                                       2,309
                                                  ----------
Beverages & Tobacco (0.0%):
       9    Hellenic Bottling Co. SA............         210
       2    Papastratos Cigarette...............          68
                                                  ----------
                                                         278
                                                  ----------
Food Products & Services (0.0%):
       2    Elais Co. ..........................          73
                                                  ----------
Health Care (0.0%):
       4    Athens Medical Care.................         228
                                                  ----------
Insurance (0.0%):
       4    Aspis Pronia (b)....................          82
                                                  ----------
Miscellaneous Materials & Commodities (0.0%):
       0    Silver & Baryte Ores Mining (c).....          12
                                                  ----------
Packaging (0.0%):
       3    Hellas Can SA.......................         174
                                                  ----------
Telecommunications (0.2%):
      38    Hellenic Telecommunication
              Organization......................         915
       7    Intracom SA.........................         327
                                                  ----------
                                                       1,242
                                                  ----------
Textile Products (0.0%):
      10    El. D. Mouzakis SA..................         256
                                                  ----------
Transportation & Shipping (0.0%):
      12    Attica Enterprises..................         229
                                                  ----------
                                                       5,003
                                                  ----------
HONG KONG (1.1%):
Airlines (0.0%):
     248    Cathay Pacific Airways..............         442
                                                  ----------
Automotive (0.0%):
     250    Tan Chong International Ltd. .......          53
                                                  ----------
Banking (0.1%):
      67    Bank of East Asia Ltd. .............         186
      88    Hang Seng Bank......................       1,004
                                                  ----------
                                                       1,190
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Hong Kong, continued:
Broadcasting & Publishing (0.1%):
      75    Television Broadcasts Ltd...........  $      511
                                                  ----------
Business Service (0.0%):
      30    Wharf Holdings......................          70
                                                  ----------
Conglomerates (0.0%):
      45    Swire Pacific Ltd., Class A.........         266
                                                  ----------
Electrical Equipment (0.0%):
     255    Elec & Eltek International Holdings
              Ltd. .............................          48
      57    Johnson Electric Holdings...........         362
                                                  ----------
                                                         410
                                                  ----------
Gas Utility (0.1%):
     443    Hong Kong & China Gas...............         607
                                                  ----------
Industrial Holding Company (0.3%):
     191    Hutchison Whampoa Ltd. .............       2,777
                                                  ----------
Investment Company (0.1%):
     169    CLP Holdings........................         776
                                                  ----------
Real Estate (0.2%):
      51    Cheung Kong (Holdings)..............         647
      21    Hysan Development...................          27
      18    Shangri-La Asia Ltd. ...............          21
     101    Sino Land Company...................          58
      62    Sun Hung Kai Properties Ltd. .......         646
                                                  ----------
                                                       1,399
                                                  ----------
Telecommunications (0.2%):
     585    Hong Kong Telecommunications
              Ltd. .............................       1,688
                                                  ----------
                                                      10,189
                                                  ----------
HUNGARY (0.4%):
Banking (0.1%):
      11    Otp Bank Rt.........................         633
                                                  ----------
Drugs (0.1%):
       8    Gedeon Richter Rt...................         500
                                                  ----------
Hotels & Lodging (0.0%):
       4    Danubius Hotel and Spa Rt (b).......          69
                                                  ----------
Oil & Gas (0.1%):
      22    Mol Magyar Olaj-Es Gazipari Rt......         466
                                                  ----------
Telecommunications (0.1%):
     270    Matav Rt............................       1,894
                                                  ----------
                                                       3,562
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
INDIA (0.6%):
Aluminum (0.1%):
      17    Hindalco Industries Ltd. GDR........  $      405
      23    Indian Aluminum Co. Ltd. GDR........          49
                                                  ----------
                                                         454
                                                  ----------
Automotive (0.0%):
       8    Mahindra & Mahindra Ltd. GDR........          84
      16    Tata Engineering & Locomotive Co.,
              Ltd. GDR..........................          86
                                                  ----------
                                                         170
                                                  ----------
Building Products (0.0%):
      53    Gujarat Ambuja Cements Ltd. GDR.....         419
                                                  ----------
Chemicals (0.0%):
      10    Indian Petrochemicals Corp., Ltd.
              GDR...............................          94
      95    Indo Gulf Fertilizers and Chemicals
              Corp., Ltd. GDR (b)...............         154
      25    United Phosphorus Ltd. GDR..........          80
                                                  ----------
                                                         328
                                                  ----------
Diversified (0.1%):
      30    Grasim Industries Ltd. GDR..........         415
      17    ITC Ltd. GDR........................         337
                                                  ----------
                                                         752
                                                  ----------
Hotels & Lodging (0.0%):
      14    East India Hotels Ltd. GDR..........          70
      19    Indian Hotels Co., Ltd. GDR.........         183
                                                  ----------
                                                         253
                                                  ----------
Manufacturing-Capital Goods (0.2%):
       3    Ashok Leyland Ltd. GDR..............          22
      56    India Cements Ltd. GDR..............         104
      28    Larsen & Toubro Ltd. GDR............         931
                                                  ----------
                                                       1,057
                                                  ----------
Metals & Mining (0.0%):
      20    Steel Authority of India Ltd. GDR...          79
                                                  ----------
Pharmaceuticals (0.0%):
      20    Ranbaxy Laboratories Ltd. GDR.......         446
                                                  ----------
Textile Products (0.2%):
      74    Arvind Mills Ltd. GDR...............          37
      22    Bombay Dye & Manufacturing Co.
              GDR...............................          59
      89    Century Textile & Industries Ltd.
              GDR...............................         112
      41    Indian Rayon & Industries Ltd.
              GDR...............................         106
       8    Raymond Ltd. GDR....................          25
      61    Reliance Industries Ltd. GDR........         850
                                                  ----------
                                                       1,189
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
India, continued:
Transportation (0.0%):
      21    Bajaj Auto Ltd. GDR.................  $      197
                                                  ----------
Transportation -- Shipping (0.0%):
      21    Great Eastern Shipping Co. GDR......          49
                                                  ----------
                                                       5,393
                                                  ----------
IRELAND (0.4%):
Airlines (0.0%):
      19    Ryanair Holdings PLC (b)............         206
                                                  ----------
Banking & Finance (0.3%):
     122    Allied Irish Banks..................       1,385
                                                  ----------
Beverages & Tobacco (0.0%):
      77    James Crean PLC.....................          27
      77    Oakhill Group (b)...................          26
                                                  ----------
                                                          53
                                                  ----------
Construction (0.1%):
      47    CRH PLC.............................       1,018
                                                  ----------
Diversified (0.0%):
       5    DCC PLC.............................          38
                                                  ----------
Financial Services (0.0%):
      38    Irish Permanent PLC.................         365
                                                  ----------
Hotels & Lodging (0.0%):
       1    Jurys Hotel Group PLC (b)...........           9
                                                  ----------
Industrial Goods & Services (0.0%):
     105    Smufit (Jefferson) Group............         317
                                                  ----------
Media (0.0%):
      34    Independent Newspapers PLC..........         220
                                                  ----------
                                                       3,611
                                                  ----------
ISRAEL (0.6%):
Banking (0.2%):
     229    Bank Hapoalim Ltd. .................         714
      80    First International Bank of Israel
              (1)...............................         106
      20    First International Bank of Israel
              (5)...............................         135
                                                  ----------
                                                         955
                                                  ----------
Chemicals (0.0%):
     278    Israel Chemicals Ltd. ..............         306
                                                  ----------
Computer Hardware (0.0%):
       8    Scitex Corp., Ltd. .................         114
                                                  ----------
Construction (0.0%):
      49    Industrial Buildings Corp. .........          75
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Israel, continued:
Diversified (0.0%):
       6    Elco Holdings Ltd. .................  $       51
       7    IDB Holding Corp., Ltd. (b).........         222
       1    Israel Corp., Ltd. .................         141
                                                  ----------
                                                         414
                                                  ----------
Food Products & Services (0.0%):
      22    Osem Investment Ltd. ...............         140
      11    Super-Sol Ltd. ADR..................         187
                                                  ----------
                                                         327
                                                  ----------
Insurance (0.0%):
       9    Clal Insurance Enterprise
              Holdings..........................         136
                                                  ----------
Investment Company (0.0%):
      94    Makhteshim Agan Industries (b)......         165
                                                  ----------
Materials (0.0%):
       0    Israel Petrochemical Enterprises
              (c)...............................           2
                                                  ----------
Paper Products (0.0%):
       2    American Israeli Paper Mills........         116
                                                  ----------
Pharmaceuticals (0.1%):
       1    Agis Industries Ltd. (b)............           5
      11    Teva Pharmaceutical ADR.............         767
                                                  ----------
                                                         772
                                                  ----------
Real Estate (0.0%):
       0    Africa-Israel Investments Ltd.
              (b)(c)............................          46
       1    Property & Building Corp., Ltd. ....         107
                                                  ----------
                                                         153
                                                  ----------
Telecommunications (0.1%):
     113    Bezeq Israeli Telecom Co. (b).......         565
       6    Koor Industries ADR.................         122
                                                  ----------
                                                         687
                                                  ----------
Telecommunications-Equipment (0.2%):
      13    ECI Telecommunications..............         421
       3    Gilat Satellite Networks Ltd. ......         356
                                                  ----------
                                                         777
                                                  ----------
                                                       4,999
                                                  ----------
ITALY (7.3%):
Agriculture (0.0%):
     221    Parmalat Finanziaria SpA............         283
                                                  ----------
Airlines (0.1%):
     230    Alitalia SpA........................         548
                                                  ----------
Auto Parts (0.0%):
      66    Magneti Marelli SpA.................         253
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Italy, continued:
Automotive (0.2%):
      60    Fiat SpA............................  $    1,708
      18    Fiat SpA (Non-convertible)..........         268
                                                  ----------
                                                       1,976
                                                  ----------
Banking (1.3%):
     307    Banca Commerciale Italiana..........       1,671
     150    Banca Intesa SpA RNC................         306
      50    Banca Popolare di Milano............         392
     225    Bancario San Paolo di Torino........       3,057
     438    Banco Ambrosiano Veneto SpA.........       1,779
     855    Credito Italiano SpA................       4,203
                                                  ----------
                                                      11,408
                                                  ----------
Broadcasting & Publishing (0.4%):
     207    Mediaset SpA........................       3,223
                                                  ----------
Building Products (0.0%):
      10    Cementir SpA........................          13
      31    Italcementi SpA.....................         369
      13    Italcementi SpA RNC.................          55
                                                  ----------
                                                         437
                                                  ----------
Chemicals (0.2%):
     626    Montedison SpA......................       1,025
     224    Montedison SpA RNC..................         215
     120    Snia MPD SpA........................         129
                                                  ----------
                                                       1,369
                                                  ----------
Engineering (0.0%):
     125    Impregilo SpA.......................          77
                                                  ----------
Financial Services (0.2%):
     225    Beni Stabili SpA (b)................          79
     126    Mediobanca SpA......................       1,284
                                                  ----------
                                                       1,363
                                                  ----------
Gas & Electric Utility (0.1%):
      92    Edison SpA..........................         752
     101    Italgas SpA.........................         383
                                                  ----------
                                                       1,135
                                                  ----------
Insurance (0.8%):
     166    Assicurazioni Generali..............       5,488
      77    Riuniune Adriatici de Sicurta SpA...         771
      44    Riuniune Adriatici de Sicurta SpA
              RNC...............................         354
      21    SAI SpA RNC.........................         102
      24    Societa Assicuratrice Industriale
              (SAI) SpA.........................         266
     658    Unione Immobiliare..................         305
                                                  ----------
                                                       7,286
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Italy, continued:
Jewelry (0.0%):
      44    Bulgari SpA.........................  $      392
                                                  ----------
Office Equipment & Services (0.2%):
     771    Olivetti SpA (b)....................       2,234
                                                  ----------
Oil & Gas (0.8%):
   1,289    Ente Nazionale Idrocarburi (ENI) SpA
              (c)...............................       7,091
                                                  ----------
Paper Products (0.0%):
      25    Burgo (Cartiere) SpA................         164
                                                  ----------
Printing & Publishing (0.1%):
      25    Mandadori...........................         784
                                                  ----------
Retail (0.0%):
      37    La Rinascente SpA...................         235
                                                  ----------
Telecommunications (2.7%):
      22    Sirti SpA...........................          78
   1,082    Telecom Italia Mobile SpA di Risp
              (Non-convertible).................      12,097
     673    Telecom Italia SpA..................       9,491
     239    Telecom Italia SpA..................       1,139
     143    Telecom Italia SpA RNC..............         871
                                                  ----------
                                                      23,676
                                                  ----------
Textile Products (0.1%):
     308    Benetton Group SpA..................         707
      13    Marzotto (Gaetano) & Figli SpA......          94
                                                  ----------
                                                         801
                                                  ----------
Tire & Rubber (0.1%):
     283    Pirelli SpA.........................         778
                                                  ----------
                                                      65,513
                                                  ----------
JAPAN (31.7%):
Airlines (0.1%):
     218    Japan Airlines......................         645
                                                  ----------
Appliances & Household Products (2.6%):
     199    Matsushita Electric Industrial Co.,
              Ltd. .............................       5,503
      19    Pioneer Electronic Corp. ...........         501
     229    Sanyo Electric Co. .................         929
     129    Sharp Corp. ........................       3,296
      45    Sony Corp. .........................      13,323
                                                  ----------
                                                      23,552
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Japan, continued:
Automotive (2.8%):
       5    Autobacs Seven Co. .................  $      177
      88    Honda Motor Co., Ltd. ..............       3,268
     225    Nissan Motor Co., Ltd. (b)..........         884
      22    Sanden..............................         131
     413    Toyota Motor Corp. .................      19,976
                                                  ----------
                                                      24,436
                                                  ----------
Banking (2.7%):
      54    77th Bank Ltd. .....................         565
     282    Asahi Bank Ltd. ....................       1,736
     118    Ashikaga Bank (b)...................         235
     512    Bank of Tokyo-Mitsubishi............       7,120
      91    Bank of Yokohama Ltd. ..............         419
     328    Fuji Bank Ltd. .....................       3,183
      81    Gunma Bank..........................         526
     116    Hokuriku Bank (b)...................         274
     118    Industrial Bank of Japan............       1,136
     132    Joyo Bank...........................         606
      76    Mitsubishi Trust & Banking Corp. ...         668
     300    Sakura Bank Ltd. ...................       1,735
     344    Sumitomo Bank.......................       4,703
     186    Tokai Bank..........................       1,170
                                                  ----------
                                                      24,076
                                                  ----------
Basic Industry (0.0%):
      69    Sekisui Chemical Co., Ltd. .........         305
                                                  ----------
Beverages & Tobacco (0.3%):
      79    Asahi Breweries Ltd. ...............         863
     109    Kirin Brewery Co., Ltd. ............       1,145
      36    Sapporo Breweries...................         116
      25    Takara Shuzo........................         394
                                                  ----------
                                                       2,518
                                                  ----------
Broadcasting & Publishing (0.1%):
      21    Tokyo Broadcasting System...........         710
                                                  ----------
Building Products (0.1%):
     113    Chichibu Onoda Cement Co. ..........         215
       8    Dianippon Screen Manufacturing Co.,
              Ltd. (b)..........................          48
      35    Sanwa Shutter Corp. ................         130
      28    Tostem Corp. .......................         502
                                                  ----------
                                                         895
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Japan, continued:
Chemicals (1.4%):
     166    Asahi Chemical Industry Co.,
              Ltd. .............................  $      852
      53    Daicel Chemical Industries Ltd. ....         148
     103    Dainippon Ink & Chemicals, Inc. ....         305
      56    Denki Kagaku Kogyo K.K. ............         167
      59    Ishihara Sangyo Kaisha (b)..........          78
      43    Kaneka Corp. .......................         549
      40    Konica Corp. .......................         149
      36    Kureha Chemical Industry............          88
     232    Mitsubishi Chemical Corp. ..........         816
      68    Mitsubishi Gas Chemical Co. ........         132
      24    Nippon Shokubai K.K. Co. ...........         111
      17    NOF Corp. ..........................          40
      46    Shin-Etsu Chemical Co. .............       1,995
     133    Showa Denko K.K. ...................         152
     192    Sumitomo Chemical Co. ..............         901
     102    Takeda Chemical Industries..........       5,033
     171    Toray Industries, Inc. .............         662
      77    Tosoh Corp. ........................         293
     116    Ube Industries Ltd. ................         241
                                                  ----------
                                                      12,712
                                                  ----------
Closed End Funds (0.6%):
     333    Webs-Japan Index Series.............       5,429
                                                  ----------
Commercial Services (0.1%):
       3    Benesse Corp. ......................         721
       8    Oyo Corp. ..........................         107
                                                  ----------
                                                         828
                                                  ----------
Computer Software (0.9%):
      10    CSK Corp. ..........................       1,557
       8    Konami Co., Ltd. ...................       1,498
       5    Softbank Corp. .....................       4,778
                                                  ----------
                                                       7,833
                                                  ----------
Construction (0.2%):
      64    Daiwa House Industry Co., Ltd. .....         475
     103    Kumagai Gumi Co., Ltd. (b)..........          70
      38    Okumura Corp. ......................         128
      72    Penta-Ocean Construction Co., Ltd.
              (b)...............................         103
      85    Sekisui House Ltd. .................         753
      97    Shimizu Corp. ......................         320
                                                  ----------
                                                       1,849
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Japan, continued:
      67    Nippon Sheet Glass Co., Ltd. .......  $      347
      16    Shimano, Inc. ......................         281
      14    Tokyo Style Co., Ltd. ..............         115
      48    Toto Ltd. ..........................         287
                                                  ----------
                                                       1,030
                                                  ----------
Cosmetics/Personal Care (0.1%):
      48    Shisiedo Co., Ltd. .................         699
                                                  ----------
Data Processing & Reproduction (1.2%):
     205    Fujitsu Ltd. .......................       9,334
       3    Trans Cosmos, Inc. .................       1,406
                                                  ----------
                                                      10,740
                                                  ----------
Distribution (0.1%):
     171    Itochu Corp. (b)....................         850
                                                  ----------
Diversified (0.1%):
      21    Amano Corp. ........................         125
       8    Sanrio Co., Ltd. ...................         295
      18    Yamaha Corp. .......................         117
                                                  ----------
                                                         537
                                                  ----------
Electrical & Electronic (1.5%):
      44    Casio Computer Co., Ltd. ...........         365
      19    Kyocera Corp. ......................       4,868
     251    Mitsubishi Electric Corp. ..........       1,619
      38    Nikon Corp. ........................       1,114
      31    Omron Corp. ........................         713
      12    Rohm Co. ...........................       4,925
                                                  ----------
                                                      13,604
                                                  ----------
Electrical Equipment (0.3%):
      19    Alps Electric Co., Ltd. ............         289
       8    SMC Corp. ..........................       1,702
      10    Taiyo Yuden Co., Ltd. ..............         592
                                                  ----------
                                                       2,583
                                                  ----------
Electronic Components/Instruments (2.0%):
      10    Adventest Corp. ....................       2,717
      24    Fanuc Co., Ltd. ....................       3,000
       4    Hirose Electric.....................         828
     379    Hitachi Ltd. .......................       6,074
     183    NEC Corp. ..........................       4,354
      70    Toshiba Corp. ......................         534
      18    Yokogawa Electric Corp. ............         127
                                                  ----------
                                                      17,634
                                                  ----------
Electronics (0.1%):
      18    Nitto Denko Corp. ..................         899
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Japan, continued:
Energy (0.1%):
     129    Japan Energy Corp. .................  $      117
     196    Nippon Oil Co. .....................         862
                                                  ----------
                                                         979
                                                  ----------
Engineering (0.2%):
      20    Daito Trust Construction Co.,
              Ltd. .............................         227
      78    Fujita Corp. (b)....................          42
      32    JGC Corp. (b).......................          78
     118    Kajima Corp. .......................         352
     177    Kawasaki Heavy Industries...........         235
      45    Kinden Corp. .......................         344
      12    Maeda Road Construction.............          58
      39    Nishimatsu Construction.............         156
      81    Obayashi Corp. .....................         383
      23    Toa Corp. ..........................          31
                                                  ----------
                                                       1,906
                                                  ----------
Entertainment (0.2%):
       7    Nintendo Co. .......................       1,228
      29    Toei................................         160
       2    Toho Co. ...........................         336
      27    Tokyo Dome Corp. (b)................         129
      64    Tokyotokeiba........................          88
                                                  ----------
                                                       1,941
                                                  ----------
Financial Services (1.2%):
      18    Acom Co., Ltd. .....................       1,741
     152    Daiwa Securities Co., Ltd. .........       2,374
      36    Jaccs Co., Ltd. ....................         141
      73    Nippon Shinpan Co. .................         170
      68    Nomura Securities Co. ..............       1,226
      80    Nomura Securities Co., Ltd. (b).....       1,442
      65    Orient Corp. .......................         188
       8    Orix Corp. .........................       1,867
      10    Takefuji............................       1,250
                                                  ----------
                                                      10,399
                                                  ----------
Food & Household Products (0.4%):
      70    Ajinomoto Co., Inc. ................         728
      75    Kao Corp. ..........................       2,136
      42    Nippon Meat Packers, Inc. ..........         544
      14    Nissin Food Products................         329
                                                  ----------
                                                       3,737
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Japan, continued:
      59    Daiei, Inc. (b).....................  $      233
      15    House Foods Industry................         227
      24    Kikkoman Corp. .....................         159
      42    Meiji Milk Products Co., Ltd. ......         128
      49    Nichirei Corp. .....................         127
      28    Nippon Suisan Kaisha Ltd. ..........          43
      41    Snow Brand Milk.....................         165
      27    Yamazaki Baking Co., Ltd. ..........         293
                                                  ----------
                                                       1,375
                                                  ----------
Forest Products (0.2%):
      34    Mitsubishi Paper Mills..............          46
     106    New Oji Paper Co. ..................         638
      92    Nippon Paper Industries Co. ........         506
      26    Sumitomo Forestry Co., Ltd. ........         201
                                                  ----------
                                                       1,391
                                                  ----------
Gas & Electric Utility (1.0%):
     120    Kansai Electric Power Co., Inc. ....       2,080
     290    Osaka Gas Co. ......................         697
      90    Tohoku Electric Power...............       1,343
     139    Tokyo Electric Power................       3,716
     340    Tokyo Gas Co., Ltd. ................         827
                                                  ----------
                                                       8,663
                                                  ----------
Health & Personal Care (0.3%):
      28    Chugai Pharmaceutical Co., Ltd. ....         302
      49    Kyowa Hakko Kogyo Co., Ltd. ........         294
      55    Sankyo Co., Ltd. ...................       1,129
      40    Yamanouchi Pharmaceutical Co.,
              Ltd. .............................       1,395
                                                  ----------
                                                       3,120
                                                  ----------
Hotels & Lodging (0.0%):
       8    Fujita Kanko, Inc. .................          48
                                                  ----------
Industrial Goods & Services (0.7%):
      95    Bridgestone Corp. ..................       2,089
     101    Denso Corp. ........................       2,407
      39    Inax Co. ...........................         218
      90    Mitsui Engineering & Shipbuilding
              Co., Ltd. (b).....................          62
      48    NGK Insulators Ltd. ................         356
      31    NGK Spark Plug Co. .................         283
      85    Sumitomo Electric Industries........         981
                                                  ----------
                                                       6,396
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Japan, continued:
Insurance (0.3%):
      92    Mitsui Marine & Fire Insurance Co.,
              Ltd. .............................  $      545
       1    Nichido Fire & Marine Insurance Co.,
              Ltd. .............................           4
      83    Sumitomo Marine & Fire Insurance....         511
     175    Tokio Marine & Fire Insurance
              Co. ..............................       2,043
                                                  ----------
                                                       3,103
                                                  ----------
Jewelry (0.1%):
      34    Citizen Watch Co., Ltd. ............         216
      12    Hoya Corp. .........................         944
                                                  ----------
                                                       1,160
                                                  ----------
Leasing (0.2%):
      26    Daiwa Kosho Lease...................          84
      50    Yamato Transport Co., Ltd. .........       1,934
                                                  ----------
                                                       2,018
                                                  ----------
Leisure (0.1%):
       8    Namco ..............................         511
                                                  ----------
Machinery & Equipment (1.0%):
      38    Amada Co., Ltd. ....................         208
      30    Brother Industries Ltd. ............          69
      20    Daifuku Co., Ltd. ..................         115
      35    Daikin Industries Ltd. .............         475
      37    Ebara Corp. ........................         412
     116    Komatsu Ltd. .......................         533
      10    Komori Corp. .......................         190
      29    Koyo Seiko Co., Ltd. ...............         250
     160    Kubota Corp. .......................         611
      18    Kurita Water........................         286
       9    Makino Milling Machine..............          59
      44    Minebea Co., Ltd. ..................         754
     396    Mitsubishi Heavy Industries,
              Ltd. .............................       1,319
      14    Mori Seiki..........................         187
      69    NSK Ltd. ...........................         471
      63    NTN Corp. ..........................         186
      18    Okuma Corp. ........................          56
      79    Sumitomo Heavy Industries Ltd.
              (b)...............................         216
      14    Takuma Co., Ltd. ...................         100
      19    Tokyo Electron Ltd. ................       2,559
      26    Tsubakimoto Chain...................          95
                                                  ----------
                                                       9,151
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Japan, continued:
Manufacturing-Capital Goods (0.7%):
      48    Fujikura Ltd. ......................  $      190
      18    Kokuyo Co., Ltd. ...................         239
      17    Makita Corp. .......................         153
      25    Murata Manufacturing Co., Ltd. .....       5,863
      39    Nippon Sharyo Ltd. .................          84
      19    Noritake Co., Ltd. .................          67
      15    Takara Standard.....................          74
                                                  ----------
                                                       6,670
                                                  ----------
Manufacturing-Consumer Goods (0.7%):
      95    Canon, Inc. ........................       3,769
      57    Fuji Photo Film Co., Ltd. ..........       2,077
      12    Sega Enterprises....................         394
                                                  ----------
                                                       6,240
                                                  ----------
Materials (0.1%):
     135    Asahi Glass Co., Ltd. ..............       1,043
      59    Sumitomo Osaka Cement Co., Ltd. ....          78
                                                  ----------
                                                       1,121
                                                  ----------
Medical Supplies (0.0%):
      24    Olympus Optical.....................         339
                                                  ----------
Merchandising (0.6%):
      36    ITO-Yokado Co., Ltd. ...............       3,905
      37    JUSCO Co. ..........................         644
      41    Marui Co., Ltd. ....................         611
                                                  ----------
                                                       5,160
                                                  ----------
Metals & Mining (0.2%):
      82    Furukawa Electric Co. ..............       1,242
     141    Hitachi Zosen Corp. (b).............         106
      51    Japan Steel Works (b)...............          56
      86    Mitsubishi Materials Corp. (b)......         210
      32    Mitsui Mining & Smelting............         151
      37    Sumitomo Metal Mining Co. (b).......          82
                                                  ----------
                                                       1,847
                                                  ----------
Office Equipment & Services (0.2%):
      98    Dai Nippon Printing Co., Ltd. ......       1,561
                                                  ----------
Oil & Gas Exploration, Production & Services (0.0%):
      11    Arabian Oil Co. ....................         187
      76    Teikoku Oil Co. ....................         231
                                                  ----------
                                                         418
                                                  ----------
Packaging (0.0%):
      26    Toyo Seikan Kaisha..................         375
                                                  ----------
Paper Products (0.1%):
       9    Uni-Charm Corp. ....................         489
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Japan, continued:
Pharmaceuticals (0.3%):
      34    Dai-Ichi Pharmaceuticals............  $      442
      36    Eisai Co., Ltd. ....................         691
      40    Meiji Seika.........................         227
      27    Shionogi & Co. .....................         327
      44    Taisho Pharmaceutical Co. ..........       1,290
                                                  ----------
                                                       2,977
                                                  ----------
Real Estate (0.2%):
     140    Mitsubishi Estate Co. ..............       1,364
      87    Mitsui Fudosan......................         588
      32    Tokyo Tatemono Co., Ltd. ...........          57
                                                  ----------
                                                       2,009
                                                  ----------
Restaurants (0.0%):
      13    Skylark Co., Ltd. ..................         306
                                                  ----------
Retail (0.2%):
       9    Aoyama Trading Co., Ltd. ...........         193
      24    Credit Saison Co., Ltd. ............         416
      37    Daimura, Inc. ......................         125
      30    Hankyu Department Stores............         158
      25    Isetan Co. .........................         183
      59    Mitsukoshi Ltd. (b).................         208
      44    Mycal Corp. ........................         191
      15    Seiyu (b)...........................          51
       7    Shimachu Co. .......................          92
      39    Takashimaya Co. ....................         268
      22    Uny Co., Ltd. ......................         215
                                                  ----------
                                                       2,100
                                                  ----------
Services (0.5%):
      30    Secom...............................       3,298
      91    Toppan Printing Co., Ltd. ..........         907
                                                  ----------
                                                       4,205
                                                  ----------
Steel (0.3%):
     364    Kawasaki Steel Corp. (b)............         651
     777    Nippon Steel Co. ...................       1,814
                                                  ----------
                                                       2,465
                                                  ----------
Storage (0.0%):
      30    Mitsubishi Logistics Corp. .........         192
      39    Mitsui-Soko Co., Ltd. ..............          80
                                                  ----------
                                                         272
                                                  ----------
Telecommunications (2.6%):
      19    Nippon Comsys Corp. ................         394
       1    Nippon Telegraph & Telephone
              Corp. ............................      23,426
                                                  ----------
                                                      23,820
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Japan, continued:
Textile Products (0.2%):
      31    Gunze Ltd. .........................  $       82
      91    Kanebo Ltd. (b).....................         147
      46    Kuraray Co., Ltd. ..................         465
     101    Mitsubishi Rayon Co., Ltd. .........         245
      42    Nisshinbo Industries................         190
      22    Onward Kashiyama Co., Ltd. (b)......         301
     118    Teijin Ltd. ........................         435
     118    Toyobo Ltd. ........................         153
      18    Wacoal..............................         158
                                                  ----------
                                                       2,176
                                                  ----------
Transportation & Shipping (0.4%):
       0    East Japan Railway Co. (c)..........       2,337
      31    Kamigumi Co., Ltd. .................         130
      61    Kawasaki Kisen Kaisha Ltd. .........          91
     135    Nippon Yusen Kabushiki Kaisha.......         551
      17    Seino Transportation................          90
                                                  ----------
                                                       3,199
                                                  ----------
Transportation -- Road & Railroad (0.3%):
      95    Keihin Electric Express Railway.....         324
     154    Kinki Nippon Railway................         618
      42    Nankai Electric Railway.............         172
     123    Nippon Express Co., Ltd. ...........         680
       0    Odakyu Electric Railway (c).........           0
     116    Tobu Railway Co., Ltd. .............         340
     131    Tokyu Corp. ........................         319
                                                  ----------
                                                       2,453
                                                  ----------
Wholesale & International Trade (0.5%):
     165    Marubeni Corp. .....................         692
     179    Mitsubishi Corp. ...................       1,380
     182    Mitsui & Co. .......................       1,272
     125    Sumitomo Corp. .....................       1,210
                                                  ----------
                                                       4,554
                                                  ----------
                                                     285,018
                                                  ----------
MEXICO (0.8%):
Beverages & Tobacco (0.2%):
      11    Compania Cervezas Unidas SA ADR.....         366
      33    Grupo Continental SA................          48
     160    Grupo Modelo SA, Series C...........         437
                                                  ----------
                                                         851
                                                  ----------
Brewery (0.0%):
      40    Fomento Economico Mexica UBD........         178
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Mexico, continued:
Building Products (0.0%):
      13    Apasco SA de CV.....................  $       81
      23    Cemex SA de CV, Series CPO..........         126
                                                  ----------
                                                         207
                                                  ----------
Diversified (0.0%):
      32    ALFA SA de CV, Class A (b)..........         151
      65    Desc SA de CV, Series B (b).........          53
      40    Grupo Carso SA de CV, Series A-1
              (b)...............................         197
                                                  ----------
                                                         401
                                                  ----------
Engineering (0.0%):
      60    Empresas ICA Sociedad Controladora
              SA de CV..........................          34
                                                  ----------
Financial Services (0.1%):
      76    Grupo Financiero Banamex Accival SA
              de CV, Class B (b)................         304
     240    Grupo Financiero Bancomer-O.........         100
      33    Grupo Financiero Inbursa SA de CV,
              Class B (b).......................         127
                                                  ----------
                                                         531
                                                  ----------
Food & Household Products (0.0%):
      85    Kimberly-Clark de Mexico SA de CV,
              Class A...........................         331
                                                  ----------
Food Products & Services (0.0%):
      22    Empresas La Moderna SA de CV (b)....         127
                                                  ----------
Industrial Goods & Services (0.0%):
      85    Grupo Industrial Bimbo SA de CV,
              Series A (b)......................         189
                                                  ----------
Merchandising (0.1%):
     124    Cifra SA de CV, Series C (b)........         235
     209    Cifra SA de CV, Series V (b)........         418
                                                  ----------
                                                         653
                                                  ----------
Metals & Mining (0.0%):
      33    Grupo Mexico SA, Series B...........         163
      32    Industrias Penoles SA, Series CP....          92
                                                  ----------
                                                         255
                                                  ----------
Retail-General Merchandise (0.0%):
      25    Controladora Comercial Mexicana SA
              de CV (b).........................          33
      39    Controladora Comercial Mexicana SA
              de CV (b).........................          45
                                                  ----------
                                                          78
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Mexico, continued:
Retail-Stores/Catalog (0.0%):
      35    Grupo Elektra SA....................  $       34
                                                  ----------
Telecommunications (0.4%):
      16    Grupo Televisa SA, Series CPO (b)...         539
      83    Telefonos de Mexico SA, Series A....         468
     329    Telefonos de Mexico SA, Series L....       1,835
                                                  ----------
                                                       2,842
                                                  ----------
Transportation -- Shipping (0.0%):
      30    Vitro SA............................          56
                                                  ----------
                                                       6,767
                                                  ----------
NETHERLANDS (2.1%):
Appliances & Household Products (0.2%):
      14    Philips Electronics NV..............       1,846
                                                  ----------
Banking (0.2%):
      61    ABN AMRO Holding NV.................       1,520
                                                  ----------
Beverages & Tobacco (0.1%):
      14    Heineken NV.........................         665
                                                  ----------
Broadcasting & Publishing (0.0%):
      37    Elsevier NV.........................         436
                                                  ----------
Chemicals (0.1%):
      15    Akzo Nobel NV.......................         733
                                                  ----------
Energy (0.5%):
      80    Royal Dutch Petroleum...............       4,891
                                                  ----------
Financial Services (0.3%):
      38    ING Groep NV........................       2,284
                                                  ----------
Food Products & Services (0.2%):
      23    Ahold (Kon) NV......................         675
      22    Unilever NV CVA.....................       1,219
                                                  ----------
                                                       1,894
                                                  ----------
Insurance (0.2%):
      22    Aegon NV............................       2,165
                                                  ----------
Printing & Publishing (0.0%):
       1    Wolters Kluwer CVA..................          47
                                                  ----------
Services (0.1%):
      20    TNT Post Group NV...................         574
                                                  ----------
Steel (0.0%):
      20    Corus Group PLC ASA (b).............          53
                                                  ----------
Telecommunications-Services and Equipment (0.2%):
      20    Koninklijke KPN.....................       1,950
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Netherlands, continued:
Transportation (0.0%):
       2    KLM Royal Dutch Air.................  $       62
                                                  ----------
                                                      19,120
                                                  ----------
NEW ZEALAND (0.4%):
Appliances & Household Products (0.0%):
      78    Fisher & Paykel.....................         295
                                                  ----------
Beverages & Tobacco (0.0%):
     125    Lion Nathan Ltd. ...................         291
                                                  ----------
Building Products (0.0%):
      89    Fletcher Challenge Building.........         130
                                                  ----------
Financial Services (0.0%):
     591    Brierley Investment (b).............         123
                                                  ----------
Forest Products (0.1%):
     268    Carter Holt Harvey..................         349
     136    Fletcher Challenge Forestry (b).....          55
     125    Fletcher Challenge Paper............          87
                                                  ----------
                                                         491
                                                  ----------
Oil & Gas (0.0%):
      74    Fletcher Challenge Energy...........         192
                                                  ----------
Telecommunications (0.3%):
     358    Telecom Corp. of New Zealand
              Ltd. .............................       1,681
                                                  ----------
                                                       3,203
                                                  ----------
NORWAY (0.7%):
Airlines (0.0%):
      17    SAS Norge ASA, B Shares.............         184
                                                  ----------
Banking (0.2%):
     114    Christiania Bank Og Kreditkasse.....         560
     117    Den Norske Bank ASA.................         479
                                                  ----------
                                                       1,039
                                                  ----------
Computer Software (0.0%):
      25    Merkantildata ASA...................         299
                                                  ----------
Engineering (0.0%):
       6    Kvaerner AS, Series B (b)...........         111
      12    Kvaerner ASA (b)....................         246
                                                  ----------
                                                         357
                                                  ----------
Environmental Services (0.0%):
      13    Tomra Systems ASA...................         224
                                                  ----------
Forest Products (0.0%):
       6    Norske Skogsindustrier ASA..........         259
                                                  ----------
Insurance (0.0%):
      54    Storebrand ASA (b)..................         410
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Norway, continued:
Manufacturing-Consumer Goods (0.1%):
      31    Orkla ASA, Series A.................  $      534
                                                  ----------
Medical Equipment & Supplies (0.0%):
      43    Hafslund ASA, Class B...............         167
      11    Hafslund ASA, Series A..............          67
                                                  ----------
                                                         234
                                                  ----------
Metals & Mining (0.0%):
      15    Elkem ASA...........................         337
                                                  ----------
Oil & Gas (0.1%):
      18    Petroleum Geo-Services ASA (b)......         323
       7    Smedvig ASA, A Shares...............          81
       6    Swedvig ASA, B Shares...............          65
                                                  ----------
                                                         469
                                                  ----------
Oil & Gas Exploration, Production & Services (0.3%):
      43    Norsk Hydro ASA.....................       1,801
                                                  ----------
Printing & Publishing (0.0%):
      11    Schibsted ASA.......................         208
                                                  ----------
Transportation & Shipping (0.0%):
      17    Leif Hoegh & Co. ASA................         207
                                                  ----------
                                                       6,562
                                                  ----------
PHILIPPINES (0.4%):
Banking (0.0%):
      33    Security Bank Corp. (b).............          30
      35    Union Bank Philippines (b)..........          36
                                                  ----------
                                                          66
                                                  ----------
Banking & Finance (0.1%):
      89    Metropolitan Bank & Trust Co. ......         642
      55    Philippine National Bank (b)........         130
                                                  ----------
                                                         772
                                                  ----------
Beverages & Tobacco (0.0%):
     199    San Miguel Corp., Class B...........         283
                                                  ----------
Building Products (0.0%):
     710    DMCI Holdings, Inc. (b).............          19
   2,543    Southeast Asia Cement Holdings, Inc.
              (b)...............................          30
                                                  ----------
                                                          49
                                                  ----------
Electronic Components/Instruments (0.0%):
     149    Ionics Circuit, Inc. (b)............          52
                                                  ----------
Food Products & Services (0.0%):
     300    Universal Robina Corp. .............          54
                                                  ----------
Oil & Gas Exploration, Production & Services (0.0%):
   1,928    Petron Corp. .......................         154
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Philippines, continued:
Real Estate (0.1%):
     920    Ayala Land, Inc. ...................  $      241
     825    Filinvest Land, Inc. (b)............          84
   3,802    SM Prime Holdings, Inc. ............         720
                                                  ----------
                                                       1,045
                                                  ----------
Telecommunications (0.2%):
      71    Manila Electric Co., Class B........         202
      37    Philippine Long Distance Telephone
              Co. ..............................         943
                                                  ----------
                                                       1,145
                                                  ----------
Transportation & Shipping (0.0%):
     137    International Container Terminal
              Services, Inc. (b)................          12
                                                  ----------
                                                       3,632
                                                  ----------
PORTUGAL (0.6%):
Banking (0.3%):
     179    Banco Commercial Portuguese.........         995
      14    Banco Espirito Santo e Commerical de
              Lisboa SA, Registered Shares......         404
     143    BPI-SGPS SA, Registered Shares......         611
                                                  ----------
                                                       2,010
                                                  ----------
Beverages & Tobacco (0.0%):
       0    UNICER-Uniao Cervejeira SA (c)......           1
                                                  ----------
Building Products (0.0%):
      16    Cimpor-Cimentos de Portugal, SGPS
              SA................................         261
                                                  ----------
Electric Utility (0.1%):
      46    Electricidade de Portugal SA........         810
                                                  ----------
Food & Household Products (0.0%):
      14    Estabelecimentos Jeronimo Martins &
              Filho SA..........................         361
                                                  ----------
Industrial Holding Company (0.0%):
       4    Sonae Investimentos SA..............         227
                                                  ----------
Retail-General Merchandise (0.0%):
       8    Modelo Continente-Sociedade Gestora
              de Participacoes Sociais SA.......         152
                                                  ----------
Telecommunications (0.2%):
     160    Portugal Telecom SA.................       1,751
                                                  ----------
Transportation (0.0%):
      31    Brisa Auto-Estradas.................         242
                                                  ----------
                                                       5,815
                                                  ----------
SINGAPORE (0.5%):
Automotive (0.0%):
      20    Cycle & Carriage....................          62
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Singapore, continued:
Banking (0.1%):
      33    Oversea -- Chinese Banking Corp.,
              Ltd. .............................  $      299
      40    United Overseas Bank (b)............         354
                                                  ----------
                                                         653
                                                  ----------
Conglomerates (0.0%):
     654    United Industries...................         369
                                                  ----------
Electrical Equipment (0.0%):
       5    Creative Technology Ltd. ...........          91
                                                  ----------
Health Care (0.0%):
      52    Parkway Holdings....................         118
                                                  ----------
Machinery & Equipment (0.0%):
      86    Keppel Corp. .......................         225
                                                  ----------
Printing & Publishing (0.2%):
      44    Singapore Press Hd..................         962
                                                  ----------
Real Estate (0.0%):
      38    City Developments Ltd. .............         222
     106    DBS Land Ltd. ......................         209
                                                  ----------
                                                         431
                                                  ----------
Telecommunications (0.2%):
     501    Singapore Telecommunications Ltd.
              (c)...............................       1,035
                                                  ----------
Transportation & Shipping (0.0%):
     176    Neptune Orient Lines Ltd. (b).......         236
                                                  ----------
                                                       4,182
                                                  ----------
SOUTH AFRICA (0.5%):
Banking & Finance (0.1%):
      32    Amalgamated Banks of South Africa...         142
       4    Investec Group Ltd. ................         186
      13    Nedcor Ltd. ........................         285
       4    Standard Bank.......................          16
                                                  ----------
                                                         629
                                                  ----------
Brewery (0.0%):
       1    Edgars Stores.......................          16
      33    South African Breweries Ltd. .......         339
                                                  ----------
                                                         355
                                                  ----------
Computer Hardware (0.0%):
      31    Dimension Data Holdings Ltd. (b)....         193
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
South Africa, continued:
Diversified (0.1%):
       9    Anglovaal Industries Ltd. ..........  $        9
       9    Aveng Ltd. (b)......................          11
      13    Barlow Ltd. ........................          96
      12    Imperial Holdings Ltd. (b)..........         129
      24    Rembrandt Group Ltd. ...............         225
                                                  ----------
                                                         470
                                                  ----------
Engineering (0.0%):
      31    Murray & Roberts Holdings Ltd. .....          23
                                                  ----------
Entertainment (0.0%):
      55    Sun International (South Africa)
              Ltd. .............................          12
                                                  ----------
Food & Household Products (0.0%):
       9    Tiger Oats Ltd. ....................          98
                                                  ----------
Forest Products (0.0%):
      19    Nampak Ltd. ........................          57
      13    Sappi Ltd. .........................         123
                                                  ----------
                                                         180
                                                  ----------
Industrial Goods & Services (0.0%):
      42    African Oxygen Ltd. ................          90
                                                  ----------
Insurance (0.1%):
     342    Firstrand Ltd. .....................         490
      15    Liberty Life Association of Africa
              Ltd. .............................         177
      33    Metropolitan Life Ltd. .............          58
                                                  ----------
                                                         725
                                                  ----------
Metals (0.0%):
       3    Anglogold Ltd. .....................         148
      14    Iscor Ltd. .........................          54
       4    Western Areas Gold Mining (b).......          15
                                                  ----------
                                                         217
                                                  ----------
Metals & Mining (0.2%):
      19    DeBeers Centenary AG................         559
      39    Driefontein Consolidated Ltd. ......         190
       8    Randfontein Estates Gold Mining
              Co. ..............................          11
      12    Rustenburg Platinum Holdings
              Ltd. .............................         350
                                                  ----------
                                                       1,110
                                                  ----------
Oil & Gas Exploration, Production & Services (0.0%):
      37    Sasol Ltd. .........................         304
                                                  ----------
Printing & Publishing (0.0%):
       8    Nasionale Pers Beperk, Series N.....          79
                                                  ----------
Retail-Stores/Catalog (0.0%):
      13    Pepkor Ltd. ........................          60
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
South Africa, continued:
Telecommunications-Services and Equipment (0.0%):
      18    M Web Holdings Ltd. (b).............  $       11
      18    Mih Holdings Ltd. (b)...............         106
                                                  ----------
                                                         117
                                                  ----------
                                                       4,662
                                                  ----------
SPAIN (3.5%):
Agriculture (0.0%):
       9    Azucarera Ebro Agricolas............         136
                                                  ----------
Automotive (0.0%):
       8    Autopistas Cesa.....................          79
                                                  ----------
Banking (1.3%):
      67    Argentaria SA.......................       1,568
     258    Banco Bilbao Vizcaya................       3,673
     462    Banco Santander Central
              Hispanoamericano..................       5,231
                                                  ----------
                                                      10,472
                                                  ----------
Beverages & Tobacco (0.0%):
      29    Tabacalera SA.......................         412
                                                  ----------
Building Products (0.0%):
       9    Uralita SA..........................          60
                                                  ----------
Construction (0.0%):
       4    ACS, Actividades de Construccion y
              Servicios SA......................         106
                                                  ----------
Drugs (0.0%):
       1    Fabrica Espanola de Productos
              Quimicos y Farmaceuticos..........           9
                                                  ----------
Energy (0.3%):
       4    Aquas de Barcelona..................          62
     114    Repsol SA, Bearer Shares............       2,633
                                                  ----------
                                                       2,695
                                                  ----------
Engineering (0.0%):
      21    Grupo Dragados SA...................         185
                                                  ----------
Food Products & Services (0.0%):
      16    Puleva SA (b).......................          24
      22    Telepizza SA (b)....................          94
                                                  ----------
                                                         118
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Spain, continued:
Gas & Electric Utility (0.5%):
      43    Empresa Nacional de Electricidad
              SA................................  $      615
      96    Endesa SA...........................       1,909
      12    Fomento De Construc Y Contra........         240
      89    Iberdrola SA........................       1,234
      32    Union Electric Fenosa SA............         551
                                                  ----------
                                                       4,549
                                                  ----------
Hotels & Lodging (0.0%):
       8    Sol Melia SA........................          92
                                                  ----------
Industrial Holding Company (0.1%):
      14    Corporacion Financiara Alba.........         493
                                                  ----------
Insurance (0.0%):
      15    Corporacion Mapfre..................         242
                                                  ----------
Metals (0.0%):
       8    Acerinox SA.........................         335
                                                  ----------
Miscellaneous Materials & Commodities (0.0%):
      13    Viscofan Industra Navarra de
              Envolturas Celulosicas SA.........         101
                                                  ----------
Oil & Gas Exploration, Production & Services (0.1%):
      50    Gas Natural SDG.....................       1,162
                                                  ----------
Real Estate (0.0%):
       7    Inmobiliaria Metro..................         127
      15    Vallehermoso SA.....................         106
                                                  ----------
                                                         233
                                                  ----------
Telecommunications (1.2%):
     417    Telefonica de Espana (b)............      10,430
                                                  ----------
                                                      31,909
                                                  ----------
SWEDEN (1.5%):
Automotive (0.1%):
       2    Volvo AB, A Shares..................          48
      19    Volvo AB, Series B..................         488
                                                  ----------
                                                         536
                                                  ----------
Banking & Finance (0.2%):
      38    Skandiaviska Enskilda Banken, Class
              A.................................         384
      25    Sparbanken Sverige AB, Swedbank.....         366
      34    Svenska Handelsbanken, A Shares.....         432
                                                  ----------
                                                       1,182
                                                  ----------
Computer Hardware (0.0%):
       2    Wm-Data AB, B Shares................         108
                                                  ----------
Consumer Goods & Services (0.0%):
      18    Securitas AB, B Shares..............         330
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Sweden, continued:
Engineering (0.1%):
       7    ABB Ltd. (b)........................  $      831
       5    Drott AB............................          60
       5    Skanska AB, Series B................         196
                                                  ----------
                                                       1,087
                                                  ----------
Forest Products (0.0%):
      14    Svenska Cellulosa AB, Series B......         406
                                                  ----------
Insurance (0.1%):
      27    Skandia Forsakrings AB..............         811
                                                  ----------
Machinery & Equipment (0.0%):
      11    Atlas Copco AB, Series A............         330
                                                  ----------
Manufacturing-Consumer Goods (0.0%):
      16    Electrolux AB, Series B.............         409
                                                  ----------
Metals & Mining (0.0%):
       3    Boliden Limited (b).................          10
       6    SKF AB, Series B....................         145
       8    Trelleborg AB, Series B.............          72
                                                  ----------
                                                         227
                                                  ----------
Office Equipment & Services (0.0%):
       5    Esselte AB, Series B................          35
                                                  ----------
Retail-Special Line (0.2%):
      39    Hennes & Mauritz, B Shares..........       1,308
                                                  ----------
Telecommunications (0.8%):
      99    Telefonaktiebolaget LM Ericsson,
              Series B..........................       6,399
                                                  ----------
Telecommunications-Services and Equipment (0.0%):
       5    Netcom AB B (b).....................         359
                                                  ----------
                                                      13,527
                                                  ----------
SWITZERLAND (1.4%):
Commercial Services (0.1%):
       1    Adecco SA (b).......................         466
       0    Adecco SA, Registered Shares (c)....         273
       0    Societe Generale de Surveillance
              Holdings SA (b)(c)................         126
                                                  ----------
                                                         865
                                                  ----------
Diversified (0.1%):
       7    ABB AG (b)..........................         832
       0    Alusuisse-Lonza Holding AG,
              Registered Shares (c).............         111
                                                  ----------
                                                         943
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Switzerland, continued:
Financial Services (0.3%):
       7    CS Holding AG, Registered Shares....  $    1,389
       6    Union Bank of Switzerland AG,
              Registered Shares.................       1,516
                                                  ----------
                                                       2,905
                                                  ----------
Food Products & Services (0.2%):
       1    Nestle SA, Registered Shares........       1,447
                                                  ----------
Insurance (0.2%):
       0    Swiss Reinsurance Co., Registered
              Shares (c)........................         698
       1    Zurich Allied AG....................         753
                                                  ----------
                                                       1,451
                                                  ----------
Jewelry (0.0%):
       1    Swatch Group AG, Registered
              Shares............................         268
                                                  ----------
Pharmaceuticals (0.4%):
       1    Novartis AG, Bearer Shares..........       2,046
       0    Roche Holding AG (c)................         767
       0    Roche Holding AG, Bearer Shares
              (c)...............................       1,756
                                                  ----------
                                                       4,569
                                                  ----------
Telecommunications (0.1%):
       1    Swisscom AG, Registered Shares......         570
                                                  ----------
                                                      13,018
                                                  ----------
THAILAND (0.7%):
Auto Parts (0.0%):
     141    Thairung Union Car Public Co. (b)...         141
                                                  ----------
Beverages & Tobacco (0.0%):
       6    Serm Suk Co., Ltd. .................          30
                                                  ----------
Broadcasting/Cable (0.0%):
     307    United Broadcasting (b).............         332
                                                  ----------
Building Products (0.1%):
      31    Siam Cement, Foreign Registered
              Shares (b)........................       1,031
      73    Tipco Asphalt Co., Ltd. (b).........          66
                                                  ----------
                                                       1,097
                                                  ----------
Computer Hardware (0.2%):
     144    K.R. Precision Public Co. (b).......         112
     124    Shinawatra Computer PLC (b).........       1,175
                                                  ----------
                                                       1,287
                                                  ----------
Construction (0.0%):
     106    Italian-Thai Development Public Ltd.
              (b)...............................         140
                                                  ----------
Cosmetics/Personal Care (0.0%):
      57    I.C.C. International Pcl............         111
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Thailand, continued:
Electric Utility (0.0%):
     144    Electricity Generating Public Co.,
              Ltd. .............................  $      179
                                                  ----------
Electronic Components/Instruments (0.0%):
      70    Hana Microelectronics Co., Ltd.,
              Foreign Registered Shares (b).....         333
                                                  ----------
Oil & Gas (0.1%):
      87    PTT Exploration & Production........         533
                                                  ----------
Paper Products (0.0%):
     242    Advance Agro Public Co., Ltd. (b)...         138
                                                  ----------
Printing & Publishing (0.0%):
     189    Nation Multimedia Group PLC (b).....          95
     282    Nation Multimedia Group, Foreign
              Registered Shares (b).............         150
                                                  ----------
                                                         245
                                                  ----------
Restaurants (0.0%):
      31    Pizza Co., Ltd. ....................          60
                                                  ----------
Telecommunications (0.3%):
   1,103    TelecomAsia Corp., Foreign
              Registered Shares (b).............       1,437
                                                  ----------
                                                       6,063
                                                  ----------
TURKEY (1.3%):
Appliances & Household Products (0.1%):
   8,642    Arcelik AS..........................         566
                                                  ----------
Automotive (0.0%):
   6,566    Otosan Otomobil Sanayii AS (b)......         291
   9,841    Tofas Turk Otomobil Fabrikas AS
              (b)...............................         120
                                                  ----------
                                                         411
                                                  ----------
Banking & Finance (0.1%):
  84,136    Turkiye Garanti Bankasi AS (b)......       1,273
                                                  ----------
Beverages & Tobacco (0.0%):
   3,006    Ege Biracilik ve Malt Sanayi AS.....         230
                                                  ----------
Building Products (0.1%):
  10,347    Akcansa Cimento AS..................         233
   1,967    Cimentas AS (b).....................          79
   3,996    Cimsa Cimento Sanayi ve Ticaret
              AS................................         100
  10,429    Trakya Cam Sanayii (b)..............         133
                                                  ----------
                                                         545
                                                  ----------
Diversified (0.0%):
   4,066    Alarko Holding (b)..................         232
   1,173    Ihlas Holding (b)...................          88
                                                  ----------
                                                         320
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Turkey, continued:
Electrical & Electronic (0.0%):
   1,071    Raks Elektronik (b).................  $        4
                                                  ----------
Electronics (0.0%):
   1,069    Vestel Elektronik Sanayi (b)........         256
                                                  ----------
Financial Services (0.8%):
  82,463    Turkiye Is Bankasi AS, Class C......       3,956
      14    Turkiye Is Bankasi, Class B.........          47
  74,023    Yapi ve Kredi Bankasi AS............       2,287
                                                  ----------
                                                       6,290
                                                  ----------
Food Products & Services (0.0%):
   2,158    Tat Konserve Sanayii AS (b).........          54
                                                  ----------
Forest Products (0.0%):
     569    Kartonsan Karton Sanayi ve Ticaret
              AS................................          36
                                                  ----------
Industrial Goods & Services (0.0%):
   2,275    Kordsa Kord Bezi Sanayi ve Ticaret
              AS................................          74
                                                  ----------
Manufacturing-Capital Goods (0.0%):
   2,833    Turk Demir Dokum Fabrikalari AS
              (b)...............................          61
                                                  ----------
Metals & Mining (0.1%):
  10,971    Eregli Demir ve Celik Fabrikalari
              TAS (b)...........................         455
                                                  ----------
Oil & Gas Exploration, Production & Services (0.0%):
   1,263    Aygaz AS............................         245
                                                  ----------
Pharmaceuticals (0.0%):
   7,048    Eczacibasi Ilac Sanayi Ve Ti (b)....         192
                                                  ----------
Telecommunications (0.0%):
     124    Cukurova Elektrik AS................         149
   1,525    Netas-Northern Elektrik
              Telekomunikasyon AS (b)...........         202
                                                  ----------
                                                         351
                                                  ----------
Textile Products (0.0%):
   1,711    Aksa Akrilik Kimya Sanayii AS (b)...          80
                                                  ----------
Tire & Rubber (0.0%):
     931    Brisa Bridgestone Sabanci Lastik
              SAN, ve Tic AS....................          56
   2,157    Goodyear Lastikleri TAS (b).........          57
                                                  ----------
                                                         113
                                                  ----------
Wholesale Distribution (0.1%):
     904    Migros Turk TAS.....................         583
                                                  ----------
                                                      12,139
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
UNITED KINGDOM (7.6%):
Advertising (0.1%):
      30    WPP Group PLC.......................  $      472
                                                  ----------
Aerospace & Military Technology (0.1%):
     124    British Aerospace PLC...............         821
      14    British Aerospace PLC (b)...........          21
      33    Smiths Industries PLC...............         484
                                                  ----------
                                                       1,326
                                                  ----------
Airlines (0.0%):
      10    BAA PLC.............................          66
      57    British Airways PLC.................         367
                                                  ----------
                                                         433
                                                  ----------
Appliances & Household Products (0.0%):
      32    EMI Group PLC.......................         311
                                                  ----------
Banking (0.8%):
      55    Abbey National PLC..................         870
      53    Barclays PLC........................       1,535
     289    HSBC Holdings PLC...................       4,008
      34    Royal Bank of Scotland Group PLC....         592
      11    Schroders...........................         205
                                                  ----------
                                                       7,210
                                                  ----------
Beverages & Tobacco (0.2%):
      53    British American Tobacco PLC........         298
     133    Diageo PLC..........................       1,071
                                                  ----------
                                                       1,369
                                                  ----------
Brewery (0.0%):
      36    Bass PLC............................         443
                                                  ----------
Broadcasting/Cable (0.1%):
      64    British Sky Broadcasting Group
              PLC...............................       1,037
                                                  ----------
Building Products (0.1%):
      19    Tarmac PLC..........................         177
      68    Williams Holdings...................         310
                                                  ----------
                                                         487
                                                  ----------
Business Service (0.1%):
      30    Hays................................         478
                                                  ----------
Chemicals (0.0%):
      33    Imperial Chemical Industries PLC....         350
                                                  ----------
Closed End Funds (0.2%):
      82    Webs -- United Kingdom Index
              Series............................       1,768
                                                  ----------
Commercial Services (0.0%):
      15    Logica PLC..........................         385
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
United Kingdom, continued:
Computer Software (0.1%):
      10    Misys PLC...........................  $      161
      40    The Sage Group PLC..................         488
                                                  ----------
                                                         649
                                                  ----------
Conglomerates (0.1%):
      55    Allied Zurich PLC...................         656
                                                  ----------
Construction (0.0%):
      22    Taylor Woodrow PLC..................          47
                                                  ----------
Diversified (0.1%):
     132    Invensys PLC........................         720
      83    Rentokil Initial PLC................         302
                                                  ----------
                                                       1,022
                                                  ----------
Electric Utility (0.1%):
      79    National Grid.......................         601
      56    Scottish Power......................         421
                                                  ----------
                                                       1,022
                                                  ----------
Electrical & Electronic (0.3%):
       6    Arm Holdings PLC (b)................         401
      15    Dixons Group PLC....................         361
      29    Electrocomponents PLC...............         324
     100    Marconin PLC........................       1,767
                                                  ----------
                                                       2,853
                                                  ----------
Energy (0.9%):
     690    Amoco PLC...........................       6,953
     144    Centrica PLC........................         416
                                                  ----------
                                                       7,369
                                                  ----------
Engineering (0.0%):
      14    Barratt Developments PLC............          63
                                                  ----------
Financial Services (0.4%):
      79    Halifax PLC.........................         871
     188    Lloyds TSB Group PLC................       2,342
                                                  ----------
                                                       3,213
                                                  ----------
Food & Household Products (0.1%):
      85    Cadbury Schweppes PLC...............         497
     100    Unilever PLC........................         696
                                                  ----------
                                                       1,193
                                                  ----------
Food Products & Services (0.1%):
       6    Compass Group.......................          80
      91    J Sainsbury PLC.....................         513
                                                  ----------
                                                         593
                                                  ----------
Forest Products (0.0%):
      31    Arjo Wiggins Appleton...............         102
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
United Kingdom, continued:
Health & Personal Care (0.8%):
     127    Glaxo Wellcome PLC..................  $    3,583
      80    Zeneca PLC..........................       3,309
                                                  ----------
                                                       6,892
                                                  ----------
Industrial Holding Company (0.0%):
      47    Hanson PLC..........................         392
                                                  ----------
Insurance (0.3%):
      49    Commercial Union PLC................         774
     189    Legal & General Group PLC...........         515
      73    Prudential Corp. PLC................       1,431
                                                  ----------
                                                       2,720
                                                  ----------
Investment Company (0.0%):
      20    3I Group PLC........................         359
                                                  ----------
Leisure (0.1%):
      96    Granada Group PLC...................         968
      30    Ladbroke Group PLC..................          94
      31    Rank Group PLC......................          97
                                                  ----------
                                                       1,159
                                                  ----------
Machinery & Equipment (0.1%):
      43    GKN PLC.............................         703
                                                  ----------
Medical Supplies (0.0%):
      25    Nycomed Amersham PLC................         161
                                                  ----------
Metals (0.0%):
      89    Corus Group PLC.....................         231
                                                  ----------
Metals & Mining (0.1%):
      43    RTZ Corp., PLC, Registered Shares...       1,021
                                                  ----------
Oil & Gas Exploration, Production & Services (0.1%):
     135    BG Group............................         862
      61    LASMO PLC...........................         117
      51    Pilkington PLC......................          69
                                                  ----------
                                                       1,048
                                                  ----------
Paper Products (0.0%):
      32    Rexam PLC New.......................         128
                                                  ----------
Pharmaceuticals (0.3%):
     193    SmithKline Beecham PLC..............       2,454
                                                  ----------
Printing & Publishing (0.2%):
      20    Pearson.............................         636
      41    Reed International PLC..............         306
      62    Reuters Group.......................         850
                                                  ----------
                                                       1,792
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
United Kingdom, continued:
Real Estate (0.1%):
      19    British Land Co., PLC...............  $      123
      25    Canary Wharf Group PLC (b)..........         155
      21    Land Securities PLC.................         233
                                                  ----------
                                                         511
                                                  ----------
Real Estate Investment Trust (0.0%):
      23    Peninsular & Oriental Steam
              Navigation Co. ...................         380
                                                  ----------
Retail-General Merchandise (0.1%):
      45    Kingfisher..........................         499
                                                  ----------
Retail-Stores/Catalog (0.2%):
      44    Boots Co., PLC......................         426
      41    Great Universal Stores PLC..........         227
      99    Marks & Spencer PLC.................         472
     282    Tesco PLC...........................         861
                                                  ----------
                                                       1,986
                                                  ----------
Telecommunications (1.3%):
     232    British Telecommunications PLC......       5,610
      61    Cable & Wireless PLC................       1,035
      44    National Power PLC..................         250
     867    Vodaphone Group PLC.................       4,274
                                                  ----------
                                                      11,169
                                                  ----------
Transportation -- Road & Railroad (0.0%):
      21    Railtrack Group PLC.................         341
                                                  ----------
                                                      68,797
                                                  ----------
  Total Common Stocks                                875,204
                                                  ----------
CORPORATE BONDS (0.0%):
SPAIN (0.0%):
Banking (0.0%):
 $     1    Banco Santander, 2.00%, 10/01/03....          30
                                                  ----------
UNITED KINGDOM (0.0%):
Oil & Gas Transmission (0.0%):
      19    BG Transco Holdings, 4.19%,
              12/14/22*.........................          31
      19    BG Transco Holdings, 7.00%,
              12/16/24..........................          30
      19    BG Transco Holdings, 7.06%,
              12/14/09*.........................          30
                                                  ----------
                                                          91
                                                  ----------
  Total Corporate Bonds                                  121
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
OPALS (1.2%):
KOREA (0.6%):
      40    Morgan Stanley Composite Index......  $    5,149
                                                  ----------
TAIWAN (0.6%):
      36    Morgan Stanley Composite Index......       5,275
                                                  ----------
  Total OPALS                                         10,424
                                                  ----------
PREFERRED STOCKS (0.7%):
BRAZIL (0.6%):
Banking (0.1%):
  33,519    Banco Bradesco SA...................         264
   6,230    Banco Itau SA.......................         537
                                                  ----------
                                                         801
                                                  ----------
Beverages & Tobacco (0.0%):
     207    Companhia Cervejaria Brahma.........         152
                                                  ----------
Electric Utility (0.1%):
  20,012    Centrais Electricas Brasilieras
              SA................................         479
   3,761    Companhia Energetica de Minas
              Gerais............................          85
                                                  ----------
                                                         564
                                                  ----------
Oil & Gas Exploration, Production & Services (0.2%):
   5,931    Petroleo Brasileiro SA..............       1,516
                                                  ----------
Steel (0.1%):
      29    Companhia Vale do Rio Doce, Series
              A.................................         797
                                                  ----------
Telecommunications (0.1%):
  10,020    Embratel Participacoes..............         259
   9,577    Tele Centro Sul Participacoes.......         176
  11,477    Tele Norte Leste Participacoes
              (b)...............................         308
   8,938    Telesp Celular Participacoes........         159
     441    Telesp Celular SA...................          35
  11,773    Telesp Participacoes SA.............         287
   3,900    Telesudeste Celular.................          29
                                                  ----------
                                                       1,253
                                                  ----------
                                                       5,083
                                                  ----------
GERMANY (0.1%):
Automotive (0.1%):
      16    Volkswagen..........................         518
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
PREFERRED STOCKS, CONTINUED:
Germany, continued:
Building Products (0.0%):
       5    Dyckerhoff AG.......................  $      144
                                                  ----------
Gas & Electric Utility (0.0%):
      11    RWE AG..............................         331
                                                  ----------
Machinery & Equipment (0.0%):
       5    Rheinmetall AG......................          48
                                                  ----------
Textile Products (0.0%):
       1    Escada AG...........................          68
                                                  ----------
                                                       1,109
                                                  ----------
ITALY (0.0%):
Automotive (0.0%):
      24    Fiat SpA............................         343
                                                  ----------
  Total Preferred Stocks                               6,535
                                                  ----------
RIGHTS-FOREIGN SECURITIES (0.0%):
BRAZIL (0.0%):
Banking (0.0%):
  33,519    Banco Bradesco (b)..................           9
                                                  ----------
  Total Rights-Foreign Securities                          9
                                                  ----------
U.S. TREASURY OBLIGATIONS (0.1%):
U.S. Treasury Notes (0.1%):
 $   575    6.25%, 5/31/00 (d)..................         576
                                                  ----------
  Total U.S. Treasury Obligations                        576
                                                  ----------
WARRANTS (0.0%):
MEXICO (0.0%):
Building Products (0.0%):
       1    Cemex SA ADR (b)....................           0
                                                  ----------
  Total Warrants                                           0
                                                  ----------
INVESTMENT COMPANIES (0.4%):
UNITED STATES (0.4%):
   3,259    One Group Prime Money Market Fund,
              Class I...........................       3,259
                                                  ----------
  Total Investment Companies                           3,259
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL (14.2%):
Commercial Paper (3.6%):
 $32,841    Sigma Finance, 6.00%, 3/2/00........  $   32,345
                                                  ----------
Investment Companies (1.7%):
  15,281    One Group Prime Money Market Fund,
              Class I...........................      15,281
                                                  ----------
Put Bonds (1.7%):
 $15,281    Morgan Stanley, 5.25%, 1/28/00*.....      15,281
                                                  ----------
Repurchase Agreements (7.2%):
  61,125    Lehman Brothers, 4.85%, 1/3/00,
              (Collateralized by 1,437 various
              Equity Securities, market value
              $64,360)..........................      61,125
   4,087    Lehman Brothers, 4.65%,1/3/00,
              (Collateralized by $4,291 various
              Commercial Paper, 0.00%-0.00%,
              1/10/00 - 5/23/00, market value
              $4,291)...........................       4,087
                                                  ----------
                                                      65,212
                                                  ----------
  Total Short-Term Securities Held as Collateral     128,119
                                                  ----------
Total (Cost $697,459) (a)                         $1,024,247
                                                  ==========

------------

Percentages indicated are based on net assets of $899,673.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $367,884
                   Unrealized depreciation......................   (41,096)
                                                                  --------
                   Net unrealized appreciation..................  $326,788
                                                                  ========

(b) Non-income producing securities.

(c) Rounds to less than 1,000.

(d) Serves as collateral for Future Contracts.

 * The interest rate for this variable rate bond, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1999.

ADR    American Depository Receipt
GDR    Global Depository Receipt

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Diversified International Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS (0.0%):
UNITED KINGDOM (0.0%):
Gas-Distribution (0.0%):
 $    36    BG Transco Holdings PLC, 7.00%,
              12/16/24...........................  $     56
      36    BG Transco Holdings PLC, 7.06%,
              12/14/09*..........................        59
      36    BG Transco Holdings PLC, 4.19%,
              12/14/22*..........................        58
                                                   --------
                                                        173
                                                   --------
  Total Corporate Bonds                                 173
                                                   --------
COMMON STOCKS (96.5%):
ARGENTINA (1.0%):
Banking & Finance (0.2%):
     230    Banco De Galicia Bue, Class B........     1,141
      58    Banco Frances Rio SA.................       461
                                                   --------
                                                      1,602
                                                   --------
Beverages & Tobacco (0.0%):
       0    Buenos Aires Embottelladora SA, Class
              B (b)(c)...........................         1
                                                   --------
Construction (0.1%):
     291    Astra Cia Argentin (b)...............       619
                                                   --------
Metals & Mining (0.1%):
      38    Siderar SA, Class A..................       154
     489    Siderca SA...........................     1,026
                                                   --------
                                                      1,180
                                                   --------
Oil & Gas Exploration, Production & Services (0.2%):
     300    Perez Companc SA.....................     1,535
                                                   --------
Telecommunications (0.4%):
     966    Telefonica de Argentina SA, Class
              B..................................     2,963
                                                   --------
                                                      7,900
                                                   --------
AUSTRALIA (1.4%):
Banking (0.3%):
      42    Australia & New Zealand Banking Group
              Ltd. ..............................       305
      89    National Australia Bank Ltd. ........     1,360
     131    Westpac Banking Corp., Ltd. .........       897
                                                   --------
                                                      2,562
                                                   --------
Broadcasting & Publishing (0.1%):
      91    News Corp., Ltd. ....................       879
                                                   --------
Building Products (0.0%):
      80    CSR Ltd. ............................       194
                                                   --------
Chemicals (0.1%):
      84    Orica Ltd. ..........................       450
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Australia, continued:
Containers & Packaging (0.0%):
      51    Amcor Ltd. ..........................  $    236
                                                   --------
Electric Integrated (0.0%):
     175    Contact Energy.......................       306
                                                   --------
Metals (0.1%):
      36    Rio Tinto Ltd. ......................       768
                                                   --------
Metals & Mining (0.4%):
     139    Broken Hill Proprietary Co., Ltd. ...     1,818
      82    Santos Ltd. .........................       224
     182    WMC Ltd. ............................       999
                                                   --------
                                                      3,041
                                                   --------
Oil & Gas Exploration, Production & Services (0.0%):
     100    Oil Search Ltd. (b)..................       131
                                                   --------
Real Estate (0.1%):
      45    Lend Lease Corp. ....................       632
                                                   --------
Retail-Stores/Catalog (0.1%):
      47    Coles Myer Ltd. .....................       243
      46    Woolworth Ltd. ......................       158
                                                   --------
                                                        401
                                                   --------
Services (0.0%):
      14    Brambles Industries Ltd. ............       373
                                                   --------
Telecommunications-Services and Equipment (0.2%):
     390    Cable & Wireless Optus Ltd. (b)......     1,299
                                                   --------
                                                     11,272
                                                   --------
BELGIUM (1.5%):
Banking (0.1%):
      17    Kredietbank NV.......................       900
                                                   --------
Chemicals (0.3%):
      29    Solvay SA............................     2,367
                                                   --------
Construction (0.0%):
       2    Glaverbel Mecansa....................       130
                                                   --------
Electric Utility (0.1%):
       3    Suez Lyonnaise Des Eaux..............       544
       3    Suez Lyonnaise Des Eaux Strip (b)....         0
                                                   --------
                                                        544
                                                   --------
Industrial Holding Company (0.1%):
       3    Groupe Bruxelles Lambert SA..........       658
                                                   --------
Insurance (0.2%):
      51    Fortis...............................     1,857
                                                   --------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Diversified International Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Belgium, continued:
Merchandising (0.1%):
       9    Bekaert SA...........................  $    516
       2    Delhaize-Le Lion SA..................       136
                                                   --------
                                                        652
                                                   --------
Metals & Mining (0.0%):
       8    Union Miniere Group..................       300
                                                   --------
Oil & Gas (0.4%):
      26    Total Fina SA Class B................     3,457
      26    Total Fina SA Strip (b)(c)...........         0
                                                   --------
                                                      3,457
                                                   --------
Telecommunications-Services and Equipment (0.2%):
       4    Electrabel SA........................     1,332
                                                   --------
                                                     12,197
                                                   --------
BRAZIL (1.9%):
Electric Utility (0.2%):
      77    Centrais Eletricas Brasileiras ADR...       926
       8    Centrais Geradoras do Sul do Brasil
              ADR................................        42
      30    Companhia Energetica de Minas Gerais
              ADR................................       685
                                                   --------
                                                      1,653
                                                   --------
Financial Services (0.2%):
      62    Unibanco Holdings GDR................     1,868
                                                   --------
Food Products & Services (0.1%):
      20    Pao De Acucar GDR....................       646
                                                   --------
Industrial Holding Company (0.1%):
      20    Aracruz Celulose ADR.................       512
                                                   --------
Metals & Mining (0.1%):
      21    Compania Vale do Rio Doce ADR........       585
                                                   --------
Oil & Gas Exploration, Production & Services (0.2%):
      56    Petroleo Brasileiro ADR..............     1,436
                                                   --------
Paper Products (0.0%):
       8    Klabin Fabricadora ADR...............        67
                                                   --------
Steel (0.0%):
       6    Sider Nacional ADR...................       221
                                                   --------
Telecommunications (0.0%):
      57    Telecomunicacoes Brasileiras SA
              ADR................................         1
                                                   --------
Telecommunications-Services and Equipment (1.0%):
      28    Globo Cabo SA ADR....................       504
      57    Telecomunicacoes Brasileiras SA
              ADR................................     7,325
                                                   --------
                                                      7,829
                                                   --------
                                                     14,818
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
CHILE (0.3%):
Airlines (0.0%):
      10    Lan Chile Sponsored ADR..............  $     76
                                                   --------
Electric Utility (0.0%):
      10    Gener SA ADR.........................       155
                                                   --------
Financial Services (0.0%):
      14    Banco Santander ADR..................       214
                                                   --------
Gas & Electric Utility (0.1%):
      27    Enersis SA ADR.......................       639
                                                   --------
Telecommunications (0.2%):
      50    Telecomunicaciones de Chile SA ADR...       912
                                                   --------
                                                      1,996
                                                   --------
DENMARK (1.4%):
Banking & Finance (0.2%):
      14    Danske Bank..........................     1,509
       7    Unidanmark A/S, Class A..............       474
                                                   --------
                                                      1,983
                                                   --------
Beverages & Tobacco (0.0%):
       3    Carlsberg A/S, Class B...............       110
                                                   --------
Commercial Services (0.1%):
       8    ISS International Service System A/S,
              Class B (b)........................       541
                                                   --------
Environmental Services (0.0%):
       3    Ratin A/S, Class B...................       374
                                                   --------
Food Products & Services (0.0%):
       6    Danisco A/S..........................       229
                                                   --------
Pharmaceuticals (0.4%):
      20    Novo Nordisk A/S, Class B............     2,646
                                                   --------
Security Services (0.0%):
       3    Falck A/S............................       315
                                                   --------
Transportation & Shipping (0.7%):
       0    D/S 1912, Class B (c)................     1,532
       0    D/S Svendborg A/S, Class B (c).......     3,333
                                                   --------
                                                      4,865
                                                   --------
                                                     11,063
                                                   --------
FINLAND (10.2%):
Banking & Finance (0.3%):
     396    Merita Ltd., Class A (b).............     2,331
                                                   --------
Construction (0.0%):
      14    Metra AB, Class B....................       263
       1    Sanitec Oyj (b)......................        17
                                                   --------
                                                        280
                                                   --------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Diversified International Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Finland, continued:
Consumer Goods & Services (0.0%):
      11    Amer Group, Class A..................  $    223
                                                   --------
Forest Products (0.8%):
       9    Metso Oyj (b)........................       123
     149    UPM-Kymmene Corp. ...................     5,986
                                                   --------
                                                      6,109
                                                   --------
Insurance (0.2%):
      16    Pohjola Insurance Group, Class B.....       962
      18    Sampo Insurance Co. .................       643
                                                   --------
                                                      1,605
                                                   --------
Machinery & Equipment (0.1%):
      15    Kone Corp., Class B..................       733
                                                   --------
Metals (0.1%):
      60    Outokumpo OY, Class A................       847
                                                   --------
Retail (0.1%):
      62    Kesko................................       787
      15    Stockmann Oyj, Class A...............       242
       3    Stockmann Oyj, Class B...............        36
                                                   --------
                                                      1,065
                                                   --------
Telecommunications (0.9%):
     100    Sonera Group Oyj.....................     6,858
                                                   --------
Telecommunications-Services and Equipment (7.7%):
       3    Comptel PLC (b)......................       211
       7    Helsingin Puhelin Oyj, Class E.......       583
     330    Nokia (Ab)...........................    59,904
                                                   --------
                                                     60,698
                                                   --------
                                                     80,749
                                                   --------
FRANCE (7.0%):
Automotive (0.2%):
       6    PSA Peugeot..........................     1,300
       4    Valeo SA.............................       271
                                                   --------
                                                      1,571
                                                   --------
Banking (0.6%):
      32    Banque Nationale de Paris............     2,921
       9    Societe Generale.....................     2,113
                                                   --------
                                                      5,034
                                                   --------
Banking & Finance (0.0%):
       2    Dexia (b)............................       261
       2    Dexia Strips (b)(c)..................         0
                                                   --------
                                                        261
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
France, continued:
Beverages & Tobacco (0.4%):
       6    LVMH (Moet Hennessy Louis Vuitton)...  $  2,610
       4    Pernod Ricard........................       221
                                                   --------
                                                      2,831
                                                   --------
Broadcasting/Cable (0.1%):
       6    Canal Plus...........................       923
                                                   --------
Building Products (0.1%):
       1    Imetal SA............................       164
       7    Lafarge SA...........................       777
                                                   --------
                                                        941
                                                   --------
Chemicals (0.3%):
       7    L'Air Liquide, Registered............     1,150
      23    Rhone-Poulenc SA.....................     1,334
                                                   --------
                                                      2,484
                                                   --------
Defense (0.0%):
       7    Thomson CSF..........................       230
                                                   --------
Diversified (0.4%):
      34    Vivendi..............................     3,074
                                                   --------
Electrical & Electronic (0.6%):
      15    Alcatel Alsthom......................     3,379
       2    Legrand SA...........................       464
       9    Schneider SA.........................       693
                                                   --------
                                                      4,536
                                                   --------
Energy (0.7%):
      43    Total SA, Class B....................     5,691
                                                   --------
Food & Household Products (0.0%):
       2    Eridania Beghin-Say SA...............       173
                                                   --------
Food Products & Services (0.2%):
       8    Groupe Danone........................     1,866
                                                   --------
Health & Personal Care (0.5%):
       4    L'Oreal..............................     3,073
      28    Sanofi Synthelabo SA (b).............     1,157
                                                   --------
                                                      4,230
                                                   --------
Industrial Goods & Services (0.1%):
      18    Michelin, Class B, Registered........       711
                                                   --------
Industrial Holding Company (0.2%):
      10    Lyonnaise des Eaux SA................     1,588
                                                   --------
Insurance (0.4%):
      26    AXA SA...............................     3,559
                                                   --------
Leisure (0.2%):
      31    Accor SA.............................     1,497
                                                   --------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Diversified International Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
France, continued:
Merchandising (0.7%):
      22    Carrefour SA.........................  $  4,110
       6    Pinault-Printemps-Redo SA............     1,650
                                                   --------
                                                      5,760
                                                   --------
Metals (Non-ferrous) (0.1%):
      27    Usinor...............................       507
                                                   --------
Office Equipment & Services (0.0%):
       4    BIC..................................       191
                                                   --------
Oil & Gas (0.2%):
       7    Compagnie de Saint Gobain............     1,277
                                                   --------
Telecommunications-Services and Equipment (1.0%):
      53    France Telecom.......................     7,075
                                                   --------
                                                     56,010
                                                   --------
GERMANY (7.2%):
Airlines (0.1%):
      34    Lufthansa AG.........................       807
                                                   --------
Automotive (0.5%):
      34    DaimlerChrysler......................     2,681
      30    Volkswagen AG NPV....................     1,675
                                                   --------
                                                      4,356
                                                   --------
Banking (1.1%):
      50    Bayer AG.............................     2,368
      19    Bayerische Vereinsbank AG............     1,315
      38    Deutsche Bank AG.....................     3,246
      30    Dresdner Bank AG.....................     1,640
                                                   --------
                                                      8,569
                                                   --------
Business Service (0.3%):
       5    SAP AG...............................     2,385
                                                   --------
Chemicals (0.2%):
      37    BASF AG..............................     1,912
                                                   --------
Conglomerates (0.5%):
      28    Metro AG.............................     1,516
      32    VEBA AG..............................     1,584
      53    Viag AG..............................       982
                                                   --------
                                                      4,082
                                                   --------
Construction (0.1%):
      11    Hochtief AG..........................       429
                                                   --------
Cosmetics/Personal Care (0.1%):
       6    Beiersdorf AG, Series ABC............       419
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Germany, continued:
Diversified (0.3%):
      29    Man AG -- Vorzugsaktien..............  $    631
      26    Preussag AG..........................     1,459
                                                   --------
                                                      2,090
                                                   --------
Electrical & Electronic (0.6%):
      36    Siemens AG...........................     4,607
                                                   --------
Engineering (0.9%):
      28    Mannesmann AG........................     6,847
                                                   --------
Health Care (0.1%):
       6    Schering AG..........................       682
                                                   --------
Insurance (1.1%):
      15    Allianz AG...........................     5,188
      13    Muenchener Rueckversicherungs
              Gesellschaft AG, Registered
              Shares.............................     3,412
                                                   --------
                                                      8,600
                                                   --------
Machinery & Equipment (0.0%):
       6    Linde AG.............................       307
                                                   --------
Manufacturing Miscellaneous (0.1%):
      25    Thyssen Krupp AG (b).................       764
                                                   --------
Telecommunications (1.2%):
     133    Deutsche Telekom AG..................     9,330
      18    RWE AG...............................       735
                                                   --------
                                                     10,065
                                                   --------
                                                     56,921
                                                   --------
HONG KONG (2.4%):
Banking (0.1%):
     101    Hang Seng Bank.......................     1,151
                                                   --------
Banking & Finance (0.0%):
      69    Wing Lung Bank.......................       278
                                                   --------
Business Service (0.0%):
     104    Wharf Holdings.......................       241
                                                   --------
Conglomerates (0.1%):
      91    Swire Pacific Ltd., Class A..........       534
                                                   --------
Electric Utility (0.0%):
      21    Hong Kong Electric...................        65
                                                   --------
Financial Services (0.0%):
       0    New World China Land Ltd. (b)(c).....         0
                                                   --------
Gas Utility (0.1%):
     314    Hong Kong & China Gas................       430
                                                   --------
Industrial Holding Company (0.3%):
     191    Hutchison Whampoa Ltd. ..............     2,776
                                                   --------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Diversified International Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Hong Kong, continued:
Investment Company (0.7%):
      97    CLP Holdings.........................  $    445
   2,150    Tracker Fund of Hong Kong (b)........     4,647
                                                   --------
                                                      5,092
                                                   --------
Real Estate (0.4%):
     129    Cheung Kong (Holdings)...............     1,638
      62    Hysan Development....................        79
      86    New World Development Co. ...........       193
     131    Sun Hung Kai Properties Ltd. ........     1,362
                                                   --------
                                                      3,272
                                                   --------
Telecommunications (0.7%):
     500    China Telecom Ltd. (b)...............     3,125
     612    Hong Kong Telecommunications Ltd. ...     1,768
                                                   --------
                                                      4,893
                                                   --------
Telecommunications-Services and Equipment (0.0%):
       0    I-Cable Communications Ltd. (b)(c)...         0
                                                   --------
                                                     18,732
                                                   --------
IRELAND (2.8%):
Banking (0.8%):
     281    Allied Irish Banks PLC...............     3,207
     383    Bank of Ireland (b)..................     3,051
                                                   --------
                                                      6,258
                                                   --------
Construction (1.0%):
     333    CRH PLC..............................     7,172
                                                   --------
Food Products & Services (0.2%):
     163    Kerry Group, Class A.................     1,949
                                                   --------
Industrial Goods & Services (0.4%):
   1,121    Smufit (Jefferson) Group.............     3,390
                                                   --------
Media (0.2%):
     279    Independent Newspapers PLC...........     1,831
                                                   --------
Telecommunications (0.2%):
     315    Eircom PLC...........................     1,375
                                                   --------
                                                     21,975
                                                   --------
ISRAEL (0.1%):
Telecommunications (0.1%):
      25    Partner Communications ADR...........       647
                                                   --------
ITALY (2.0%):
Banking (0.3%):
      80    Banca Commerciale Italiana (b).......       435
      79    Beni Stabili SpA (b).................        28
     222    Credito Italiano SpA.................     1,092
      79    Instituto Bancario San Paolo di
              Torino.............................     1,080
                                                   --------
                                                      2,635
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Italy, continued:
Broadcasting & Publishing (0.3%):
     177    Mediaset SpA.........................  $  2,754
                                                   --------
Insurance (0.3%):
      58    Assicurazioni Generali...............     1,917
     200    Istituto Nazionale delle
              Assicurazioni......................       530
                                                   --------
                                                      2,447
                                                   --------
Oil & Gas (0.1%):
     166    Ente Nazionale Idrocarburi SpA
              (ENI)..............................       913
                                                   --------
Real Estate (0.0%):
     200    Unione Immobiliare...................        93
                                                   --------
Telecommunications (1.0%):
     300    Telecom Italia Mobile SpA di Risp
              (Non-convertible)..................     3,353
     270    Telecom Italia SpA...................     3,811
                                                   --------
                                                      7,164
                                                   --------
                                                     16,006
                                                   --------
JAPAN (18.1%):
Airlines (0.0%):
     110    Japan Airlines.......................       326
                                                   --------
Appliances & Household Products (2.8%):
      97    Matsushita Electric Industrial Co.,
              Ltd. ..............................     2,682
     154    Sanyo Electric Co. ..................       624
     113    Sharp Corp. .........................     2,887
      52    Sony Corp. ..........................    15,248
                                                   --------
                                                     21,441
                                                   --------
Automotive (1.2%):
      14    Honda Motor Co., Ltd. ...............       520
     192    Toyota Motor Corp. ..................     9,287
                                                   --------
                                                      9,807
                                                   --------
Banking (1.3%):
     114    Asahi Bank Ltd. .....................       702
     156    Bank of Tokyo -- Mitsubishi..........     2,170
      65    Dai-Ichi Kangyo Bank.................       607
     144    Fuji Bank Ltd. ......................     1,397
      76    Industrial Bank of Japan.............       731
     127    Sakura Bank Ltd. ....................       735
     100    Sanwa Bank...........................     1,215
     150    Sumitomo Bank........................     2,051
      97    Tokai Bank...........................       610
                                                   --------
                                                     10,218
                                                   --------
Basic Industry (0.0%):
      40    Sekisui Chemical Co., Ltd. ..........       177
                                                   --------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Diversified International Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Japan, continued:
Building Products (0.1%):
      39    Tostem Corp. ........................  $    699
                                                   --------
Chemicals (1.0%):
     140    Asahi Chemical Industry Co., Ltd. ...       718
      82    Dainippon Ink & Chemicals, Inc. .....       243
      32    Shin-Etsu Chemical Co. ..............     1,376
     135    Sumitomo Chemical Co. ...............       633
     100    Takeda Chemical Industries...........     4,934
      77    Toray Industries, Inc. ..............       298
                                                   --------
                                                      8,202
                                                   --------
Computer Software (0.1%):
       0    Konami Computer Entertainment
              (b)(c).............................       492
                                                   --------
Construction (0.2%):
      40    Daiwa House Industry Co., Ltd. ......       297
     107    Sekisui House Ltd. ..................       946
                                                   --------
                                                      1,243
                                                   --------
Consumer Goods & Services (0.0%):
      40    Toto Ltd. ...........................       242
                                                   --------
Data Processing & Reproduction (1.3%):
     178    Fujitsu Ltd. ........................     8,106
      75    Ricoh................................     1,411
       2    Trans Cosmos.........................       852
                                                   --------
                                                     10,369
                                                   --------
Distribution (0.1%):
     167    Itochu Corp. (b).....................       831
                                                   --------
Electrical & Electronic (0.8%):
      17    Kyocera Corp. .......................     4,403
     125    Mitsubishi Electric Corp. ...........       806
      36    Omron Corp. .........................       828
                                                   --------
                                                      6,037
                                                   --------
Electronic Components/Instruments (1.0%):
       5    Advantest............................     1,319
      15    Fanuc Co., Ltd. .....................     1,907
     233    Hitachi Ltd. ........................     3,733
       5    Murata Manufacturing.................     1,173
                                                   --------
                                                      8,132
                                                   --------
Energy (0.1%):
     120    Nippon Oil Co. ......................       528
                                                   --------
Engineering (0.0%):
      35    Obayashi Corp. ......................       165
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Japan, continued:
Financial Services (1.0%):
      16    Acom Co., Ltd. ......................  $  1,565
     124    Daiwa Securities Co., Ltd. ..........     1,937
      50    Mitsubishi Trust & Banking Co. ......       440
     127    Nomura Securities Co. ...............     2,289
       7    Orix Corp. ..........................     1,575
                                                   --------
                                                      7,806
                                                   --------
Food & Household Products (0.1%):
      74    Ajinomoto Co., Inc. .................       770
                                                   --------
Gas & Electric Utility (0.6%):
      59    Kansai Electric Power Co., Inc. .....     1,029
     271    Osaka Gas Co. .......................       651
     102    Tokyo Electric Power.................     2,739
     137    Tokyo Gas Co., Ltd. .................       333
                                                   --------
                                                      4,752
                                                   --------
Health & Personal Care (0.2%):
       2    Fancl Corporation....................       402
      68    Sankyo Co., Ltd. ....................     1,395
                                                   --------
                                                      1,797
                                                   --------
Industrial Goods & Services (0.2%):
      78    Bridgestone Corp. ...................     1,715
                                                   --------
Leisure (0.0%):
      15    Shimano, Inc. .......................       264
                                                   --------
Machinery & Equipment (1.1%):
      70    Komatsu Ltd. ........................       321
     136    Kubota Corp. ........................       520
     177    Mitsubishi Heavy Industries Ltd. ....       590
      83    Sumitomo Heavy Industries Ltd. (b)...       227
      51    Tokyo Electron Ltd. .................     6,977
                                                   --------
                                                      8,635
                                                   --------
Manufacturing-Consumer Goods (0.5%):
      69    Canon, Inc. .........................     2,737
      36    Fuji Photo Film Co., Ltd. ...........     1,312
                                                   --------
                                                      4,049
                                                   --------
Merchandising (1.5%):
      38    ITO-Yokado Co., Ltd. ................     4,122
      48    Seven-Eleven Japan Ltd. .............     7,598
                                                   --------
                                                     11,720
                                                   --------
Metals (0.1%):
      70    NSK Limited..........................       478
                                                   --------
Office Equipment & Services (0.1%):
      74    Dai Nippon Printing Co., Ltd. .......     1,179
                                                   --------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Diversified International Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Japan, continued:
      15    Toyo Seikan Kaisha...................  $    217
                                                   --------
Pharmaceuticals (0.1%):
      87    Dai-Ichi Pharmaceuticals.............     1,130
                                                   --------
Real Estate (0.1%):
     103    Mitsubishi Estate Co. ...............     1,003
                                                   --------
Retail (0.0%):
      78    Mycal Corp. .........................       339
                                                   --------
Steel (0.1%):
     341    Nippon Steel Co. ....................       796
     262    Sumitomo Metal Industries (b)........       197
                                                   --------
                                                        993
                                                   --------
Telecommunications (1.6%):
       1    Nippon Telegraph & Telephone
              Corp. .............................    12,721
                                                   --------
Telecommunications-Services and Equipment (0.3%):
       0    NTT Data Corp. (c)...................       919
       0    NTT Mobile Communication (c).........     1,344
                                                   --------
                                                      2,263
                                                   --------
Transportation & Shipping (0.1%):
       0    East Japan Railway Co. (c)...........       501
                                                   --------
Transportation -- Road & Railroad (0.1%):
      89    Hankyu Corp. ........................       317
     148    Tokyu Corp. .........................       361
                                                   --------
                                                        678
                                                   --------
Wholesale & International Trade (0.3%):
     208    Marubeni Corp. ......................       872
      78    Mitsubishi Corp. ....................       601
      74    Sumitomo Corp. ......................       717
                                                   --------
                                                      2,190
                                                   --------
                                                    144,109
                                                   --------
MEXICO (4.2%):
Beverages & Tobacco (0.5%):
      33    Fomento Economico Mexicano SA de CV
              ADR................................     1,487
     873    Grupo Modelo SA, Series C............     2,388
                                                   --------
                                                      3,875
                                                   --------
Building Products (0.3%):
      50    Apasco SA de CV......................       310
     434    Cemex SA de CV, Series CPO...........     2,417
                                                   --------
                                                      2,727
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Mexico, continued:
Diversified (0.3%):
     160    ALFA SA de CV, Class A (b)...........  $    747
     646    Desc SA de CV, Series B (b)..........       530
     229    Grupo Carso SA de CV, Series A-1
              (b)................................     1,137
                                                   --------
                                                      2,414
                                                   --------
Financial Services (0.3%):
     334    Grupo Financiero Banamex-AC, Series O
              (b)................................     1,335
   2,257    Grupo Financiero Bancomer, Series
              O..................................       940
     109    Grupo Financiero Inbursa SA de CV,
              Class B (b)........................       419
                                                   --------
                                                      2,694
                                                   --------
Food & Household Products (0.2%):
     485    Kimberly-Clark de Mexico SA de CV,
              Class A............................     1,886
                                                   --------
Food Products & Services (0.1%):
     154    Empresas La Moderna SA de CV (b).....       887
                                                   --------
Industrial Goods & Services (0.2%):
     609    Grupo Industrial Bimbo SA de CV,
              Series A (b).......................     1,356
                                                   --------
Merchandising (0.3%):
   1,135    Cifra SA de CV, Series V (b).........     2,269
                                                   --------
Metals & Mining (0.2%):
     203    Grupo Mexico SA, Series B............     1,004
     104    Industrias Penoles SA, Series CP.....       299
                                                   --------
                                                      1,303
                                                   --------
Telecommunications (1.8%):
      99    Grupo Televisa SA, Series CPO (b)....     3,340
   1,940    Telefonos de Mexico SA, Series L.....    10,818
                                                   --------
                                                     14,158
                                                   --------
                                                     33,569
                                                   --------
NETHERLANDS (3.5%):
Banking (0.3%):
      96    ABN AMRO Holding NV..................     2,403
                                                   --------
Beverages & Tobacco (0.1%):
      15    Heineken NV..........................       726
                                                   --------
Broadcasting & Publishing (0.1%):
      37    Elsevier NV..........................       446
                                                   --------
Chemicals (0.2%):
      25    Akzo Nobel NV........................     1,253
                                                   --------
Construction (0.0%):
      11    Hollandsche Benton...................       101
                                                   --------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Diversified International Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Netherlands, continued:
Electronic Components/Instruments (0.3%):
      20    Koninklijke Philips Electronic NV....  $  2,682
                                                   --------
Energy (1.0%):
     127    Royal Dutch Petroleum................     7,812
                                                   --------
Financial Services (0.6%):
      73    ING Groep NV.........................     4,407
                                                   --------
Food Products & Services (0.3%):
      28    Ahold (Kon) NV.......................       841
      34    Unilever NV CVA......................     1,862
                                                   --------
                                                      2,703
                                                   --------
Office Equipment & Services (0.0%):
      16    Oce..................................       274
                                                   --------
Printing & Publishing (0.1%):
      19    Wolters Kluwer CVA...................       646
                                                   --------
Services (0.1%):
      30    TNT Post Groep NV....................       859
                                                   --------
Telecommunications-Services and Equipment (0.4%):
      33    Koninklijke KPN......................     3,242
                                                   --------
                                                     27,554
                                                   --------
NEW ZEALAND (1.1%):
Beverages & Tobacco (0.1%):
     270    Lion Nathan Ltd. ....................       626
                                                   --------
Building Products (0.0%):
     270    Fletcher Challenge Building..........       397
                                                   --------
Forest Products (0.0%):
     225    Fletcher Challenge Paper.............       157
                                                   --------
Oil & Gas (0.1%):
     175    Fletcher Challenge Energy............       456
                                                   --------
Telecommunications (0.4%):
     595    Telecom Corp. of New Zealand Ltd. ...     2,791
                                                   --------
Telecommunications-Services and Equipment (0.5%):
      55    Tele Danmark AS, Series B............     4,074
                                                   --------
                                                      8,501
                                                   --------
NORWAY (1.5%):
Banking (0.1%):
      40    Christiania Bank OG Kreditkasse......       197
     155    Den Norske Bank ASA..................       636
                                                   --------
                                                        833
                                                   --------
Computer Software (0.1%):
      40    Merkantildata ASA....................       484
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Norway, continued:
Forest Products (0.2%):
      23    Norske Skogsindustrier, Class A......  $  1,214
                                                   --------
Insurance (0.2%):
     160    Storebrand ASA (b)...................     1,214
                                                   --------
Manufacturing-Consumer Goods (0.2%):
     129    Orkla ASA, Series A..................     2,222
                                                   --------
Medical Equipment & Supplies (0.0%):
      30    Hafslund, Class A....................       181
                                                   --------
Oil & Gas (0.1%):
      47    Petroleum Geo-Services ASA (b).......       835
                                                   --------
Oil & Gas Exploration, Production & Services (0.3%):
      70    Norsk Hydro ASA......................     2,918
      30    Smedvig, Class A.....................       374
                                                   --------
                                                      3,292
                                                   --------
Pharmaceuticals (0.2%):
     220    Nycomed Amersham PLC, Class B........     1,369
                                                   --------
Transportation & Shipping (0.1%):
      21    Bergesen Dy As, Class A..............       384
      18    Leif Hoegh & Co., ASA................       218
                                                   --------
                                                        602
                                                   --------
                                                     12,246
                                                   --------
PORTUGAL (0.0%):
Telecommunications-Services and Equipment (0.0%):
      25    Portugal Telecom Sa..................       274
                                                   --------
SINGAPORE (3.0%):
Airlines (0.3%):
     214    Singapore Airlines (Alien Market)....     2,429
                                                   --------
Automotive (0.0%):
      42    Cycle & Carriage.....................       130
                                                   --------
Banking (0.3%):
     237    United Overseas Bank (Alien Market)
              (b)................................     2,092
                                                   --------
Beverages & Tobacco (0.0%):
      87    Fraser & Neave.......................       323
                                                   --------
Distribution (0.0%):
     160    Inchcape Motors Ltd. ................       166
                                                   --------
Diversified (0.1%):
     281    Keppel Corp. ........................       735
                                                   --------
Electrical & Electronic (0.0%):
      75    Elec & Eltek International Co.,
              Ltd. ..............................       243
                                                   --------
Electrical Equipment (0.0%):
      20    Creative Technology Ltd. ............       363
                                                   --------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Diversified International Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Singapore, continued:
Electronic Components/Instruments (0.9%):
      60    Chartered Semiconductor ADR..........  $  4,379
     130    Natsteel Electronics Ltd. ...........       687
     125    Venture Manufacturing................     1,434
                                                   --------
                                                      6,500
                                                   --------
Engineering (0.0%):
     200    Sembcorp Industries Ltd. ............       273
                                                   --------
Financial Services (0.5%):
      78    DBS Group Holdings Ltd. .............     1,272
     202    Overseas Chinese Bank................     1,858
      46    Overseas Union Bank..................       267
                                                   --------
                                                      3,397
                                                   --------
Food Products & Services (0.2%):
   2,400    Del Monte Pacific Ltd. (b)...........     1,944
                                                   --------
Metals (0.0%):
     100    Natsteel Ltd. .......................       199
                                                   --------
Printing & Publishing (0.0%):
      10    Singapore Press Holdings.............       217
                                                   --------
Real Estate (0.4%):
     221    City Developments Ltd. ..............     1,292
     598    DBS Land Ltd. .......................     1,177
                                                   --------
                                                      2,469
                                                   --------
Telecommunications (0.3%):
   1,127    Singapore Telecommunications Ltd. ...     2,328
                                                   --------
Telecommunications-Services and Equipment (0.0%):
     315    MMI Holdings Ltd. ...................       134
                                                   --------
                                                     23,942
                                                   --------
SOUTH KOREA (3.0%):
Banking (0.2%):
     204    Hana Bank............................     1,595
                                                   --------
Computer Hardware (0.2%):
      13    Trigem Computer (b)..................     1,447
                                                   --------
Electric Integrated (0.2%):
      58    Kepco Korea Electric Power...........     1,795
                                                   --------
Electronic Components/Instruments (1.0%):
      14    Samsung Display Devices..............       594
      33    Samsung Electronics..................     7,710
                                                   --------
                                                      8,304
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
South Korea, continued:
Financial Services (1.3%):
      14    Dongwon Securities Co. ..............  $    303
      60    Good Morning Securities (b)..........       288
       3    Sk Telecom Co. Ltd. .................     9,423
                                                   --------
                                                     10,014
                                                   --------
Steel (0.1%):
       3    Pohang Iron & Steel..................       384
      10    Pohang Iron & Steel ADR..............       350
                                                   --------
                                                        734
                                                   --------
                                                     23,889
                                                   --------
SPAIN (4.7%):
Automotive (0.0%):
      30    Autopistas Cesa......................       296
                                                   --------
Banking (1.5%):
     251    Banco Bilbao Vizcaya.................     3,570
     519    Banco Santander Central Hispano
              Americano SA.......................     5,879
      89    Corporacion Bancaria de Espana SA....     2,082
                                                   --------
                                                     11,531
                                                   --------
Construction (0.1%):
      31    Fomento de Construcciones y
              Contratas..........................       637
                                                   --------
Gas & Electric Utility (0.6%):
     122    Endesa SA............................     2,417
      99    Iberdrola SA.........................     1,367
      64    Union Electric Fenosa SA.............     1,122
                                                   --------
                                                      4,906
                                                   --------
Insurance (0.0%):
       9    Corporacion Mapfre...................       148
                                                   --------
Machinery & Equipment (0.1%):
      58    Zardoya-Otis.........................       573
                                                   --------
Oil & Gas Exploration, Production & Services (0.6%):
      20    Gas Natural SDG......................       469
     187    Repsol SA............................     4,331
                                                   --------
                                                      4,800
                                                   --------
Real Estate (0.0%):
      29    Vallehermoso SA......................       204
                                                   --------
Steel (0.1%):
      13    Acerinox SA, Registered..............       524
                                                   --------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Diversified International Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Spain, continued:
Telecommunications (1.7%):
     540    Telefonica de Espana (b).............  $ 13,489
      10    Terra Networks SA (b)................       547
                                                   --------
                                                     14,036
                                                   --------
                                                     37,655
                                                   --------
SWEDEN (2.2%):
Automotive (0.1%):
      33    Volvo AB, Series B...................       855
                                                   --------
Banking & Finance (0.2%):
      99    Svenska Handelsdanken, Class A.......     1,247
                                                   --------
Engineering (0.2%):
      11    ABB Ltd. (b).........................     1,308
                                                   --------
Insurance (0.1%):
      15    Skandia Forsakring...................       454
                                                   --------
Medical-Drugs (0.3%):
      48    Astrazeneca (b)......................     2,031
                                                   --------
Paper Products (0.0%):
       5    Mo Och Domsjo AB, Series B...........       181
                                                   --------
Retail-General Merchandise (0.2%):
      68    Hennes & Mauritz AB, Series B........     2,281
                                                   --------
Telecommunications (1.1%):
     145    Telefonaktiebolaget LM Ericsson,
              Series B...........................     9,335
                                                   --------
                                                     17,692
                                                   --------
SWITZERLAND (2.9%):
Building Products (0.1%):
       1    Holderbank Financiera Glarus
              Bearer.............................       764
                                                   --------
Diversified (0.0%):
       0    Alusuisse-Lonza Holding AG,
              Registered (c).....................       183
                                                   --------
Engineering (0.1%):
       9    ABB Ltd. (b).........................     1,090
                                                   --------
Fertilizers (0.0%):
       1    Societe Suisse pour la
              Microelectronique et l'Horlogerie
              AG.................................       169
                                                   --------
Financial Services (0.6%):
      10    CS Holding AG, Registered............     1,893
      11    Union Bank of Switzerland AG,
              Registered.........................     2,918
                                                   --------
                                                      4,811
                                                   --------
Food Products & Services (0.4%):
       2    Nestle SA, Registered................     3,432
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Switzerland, continued:
Insurance (0.3%):
       0    Swiss Reinsurance Corp., Registered
              (c)................................  $     62
       4    Zurich Allied AG, Registered.........     2,334
                                                   --------
                                                      2,396
                                                   --------
Jewelry (0.0%):
       0    Swatch Group, Bearer (c).............       190
                                                   --------
Pharmaceuticals (1.4%):
       3    Novartis AG, Registered..............     4,611
       0    Roche Holding AG, Bearer (c).........     5,732
                                                   --------
                                                     10,343
                                                   --------
                                                     23,378
                                                   --------
TAIWAN (0.4%):
Computer Hardware (0.1%):
      27    Synnex Technology International
              GDR................................       710
                                                   --------
Electronic Components/Instruments (0.3%):
     225    Ritek Corp. GDR......................     2,603
                                                   --------
                                                      3,313
                                                   --------
UNITED KINGDOM (12.7%):
Aerospace & Military Technology (0.2%):
     182    British Aerospace PLC................     1,200
      67    Rolls-Royce PLC......................       231
      18    Smiths Industries PLC................       260
                                                   --------
                                                      1,691
                                                   --------
Airlines (0.1%):
      84    British Airways PLC..................       544
                                                   --------
Appliances & Household Products (0.1%):
      51    EMI Group PLC........................       498
                                                   --------
Banking (1.5%):
      72    Abbey National PLC...................     1,142
     101    Barclays PLC.........................     2,901
     627    HSBC Holdings Ord....................     8,703
                                                   --------
                                                     12,746
                                                   --------
Beverages & Tobacco (0.4%):
      69    British American Tobacco PLC.........       387
      25    Coca-Cola Beverage (b)...............        48
     328    Diageo PLC...........................     2,639
                                                   --------
                                                      3,074
                                                   --------
Brewery (0.2%):
      97    Bass PLC.............................     1,207
                                                   --------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Diversified International Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
United Kingdom, continued:
Broadcasting/Cable (0.3%):
      94    British Sky Broadcasting Group PLC...  $  1,515
      86    Carlton Communications...............       850
                                                   --------
                                                      2,365
                                                   --------
Building Products (0.0%):
      27    RMC Group............................       360
                                                   --------
Chemicals (0.2%):
      40    BOC Group............................       868
      77    Imperial Chemical Industries PLC.....       819
                                                   --------
                                                      1,687
                                                   --------
Construction (0.0%):
     110    Taylor Woodrow PLC...................       237
                                                   --------
Electric Utility (0.0%):
      22    Scottish Power.......................       169
                                                   --------
Electrical & Electronic (0.5%):
     227    Bps Marconin PLC.....................     4,011
      31    British Aerospace PLC (b)............        48
                                                   --------
                                                      4,059
                                                   --------
Energy (0.1%):
      58    Thames Water Ord.....................       716
                                                   --------
Financial Services (0.4%):
     214    Lloyds TSB Group, PLC................     2,676
     100    Old Mutual PLC (b)...................       272
                                                   --------
                                                      2,948
                                                   --------
Food Products & Services (0.5%):
      58    Associated British Foods.............       321
     110    Cadbury Schweppes PLC................       646
     187    J Sainsbury PLC......................     1,052
     232    Unilever PLC.........................     1,620
                                                   --------
                                                      3,639
                                                   --------
Health & Personal Care (1.0%):
     181    Glaxo Wellcome PLC...................     5,122
      65    Zeneca PLC...........................     2,677
                                                   --------
                                                      7,799
                                                   --------
Industrial Holding Company (0.1%):
      69    Hanson Trust PLC.....................       572
                                                   --------
Insurance (0.8%):
     109    Allied Zurich PLC....................     1,294
     197    Prudential Corp., PLC................     3,869
     161    Royal & Sun Alliance Insurance Group
              PLC................................     1,203
                                                   --------
                                                      6,366
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
United Kingdom, continued:
Leisure (0.3%):
     132    Granada Group PLC....................  $  1,334
     200    Ladbroke Group PLC...................       629
      89    Rank Group PLC.......................       285
                                                   --------
                                                      2,248
                                                   --------
Manufacturing Miscellaneous (0.1%):
     208    Siebe PLC............................     1,124
                                                   --------
Merchandising (0.1%):
     157    Safeway PLC..........................       540
                                                   --------
Metals & Mining (0.4%):
     346    Corus Group PLC......................       901
      96    Rio Tinto PLC........................     2,301
                                                   --------
                                                      3,202
                                                   --------
Oil & Gas (1.5%):
     253    BG PLC...............................     1,621
     985    British Petroleum Ord................     9,919
                                                   --------
                                                     11,540
                                                   --------
Pharmaceuticals (0.4%):
     271    SmithKline Beecham PLC...............     3,445
                                                   --------
Printing & Publishing (0.4%):
      40    Reed International PLC...............       298
     191    Reuters Group........................     2,627
                                                   --------
                                                      2,925
                                                   --------
Real Estate (0.1%):
     103    Mepc Ord.............................       735
                                                   --------
Retail (0.1%):
      97    Kingfisher PLC.......................     1,074
      24    Selfridges Ord.......................       102
                                                   --------
                                                      1,176
                                                   --------
Retail-Stores/Catalog (0.4%):
      62    Boots Co., PLC.......................       607
      33    Great Universal Stores PLC...........       185
     212    Marks & Spencer PLC..................     1,010
     475    Tesco PLC............................     1,447
                                                   --------
                                                      3,249
                                                   --------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Diversified International Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
United Kingdom, continued:
Telecommunications (2.5%):
     429    British Telecommunications PLC.......  $ 10,386
     180    Cable & Wireless PLC.................     3,036
     229    Centrica PLC (b).....................       662
      79    National Power PLC...................       453
   1,211    Vodaphone Group PLC..................     5,972
                                                   --------
                                                     20,509
                                                   --------
                                                    101,370
                                                   --------
UNITED STATES (0.0%):
Oil & Gas Exploration, Production & Services (0.0%):
       4    Transocean Sedco Forex Inc. .........       135
                                                   --------
  Total Common Stocks                               767,913
                                                   --------
PREFERRED STOCKS (0.5%):
AUSTRALIA (0.1%):
Broadcasting & Publishing (0.1%):
      71    News Corp., Ltd. ....................       603
                                                   --------
BRAZIL (0.0%):
Telecommunications-Services and Equipment (0.0%):
   5,232    Telecomunicacoes De Sao V............       127
                                                   --------
GERMANY (0.3%):
Business Service (0.3%):
       4    SAP AG...............................     2,441
                                                   --------
Telecommunications (0.0%):
      10    RWE AG...............................       301
                                                   --------
                                                      2,742
                                                   --------
SOUTH KOREA (0.1%):
Financial Services (0.1%):
      10    Lg Electronics (b)...................       226
      25    Lg Investment & Securities...........       230
                                                   --------
                                                        456
                                                   --------
  Total Preferred Stocks                              3,928
                                                   --------
RIGHTS-FOREIGN SECURITIES (0.0%):
MEXICO (0.0%):
Banking (0.0%):
      27    Cemex SA ADR (b).....................        12
                                                   --------
SOUTH KOREA (0.0%):
Financial Services (0.0%):
       6    Lg Investment & Securities...........        15
                                                   --------
  Total Rights-Foreign Securities                        27
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
WARRANTS (0.0%):
THAILAND (0.0%):
Banking (0.0%):
      28    Siam Commercial Bank, Expire 12/31/02
              (b)................................  $     12
                                                   --------
  Total Warrants                                         12
                                                   --------
U.S. TREASURY OBLIGATIONS (0.2%):
U.S. Treasury Notes (0.2%):
 $ 1,200    6.75%, 4/30/00 (d)...................     1,205
                                                   --------
  Total U.S. Treasury Obligations                     1,205
                                                   --------
INVESTMENT COMPANIES (1.5%):
UNITED STATES (1.5%):
  11,991    One Group Prime Money Market Fund,
              Class I............................    11,991
                                                   --------
  Total Investment Companies                         11,991
                                                   --------
SHORT-TERM SECURITIES HELD AS COLLATERAL (8.7%):
Commercial Paper (1.0%):
 $ 8,159    Sigma Finance, 6.00%, 3/2/00.........     8,036
                                                   --------
Investment Companies (1.2%):
   9,719    One Group Prime Money Market Fund,
              Class I............................     9,719
                                                   --------
Put Bonds (1.2%):
 $ 9,719    Morgan Stanley, 5.25%, 1/28/00*......     9,719
                                                   --------
Repurchase Agreements (5.3%):
  38,875    Lehman Brothers, 4.85%, 1/3/00,
              (Collateralized by 913 various
              Equity Securities, market value
              $40,933)...........................    38,875
   2,599    Lehman Brothers, 4.65%, 1/3/00,
              (Collateralized by $2,729 various
              Commercial Paper, 0.00%, 1/10/00 -
              5/23/00, market value $2,729)......     2,599
                                                   --------
                                                     41,474
                                                   --------
Total Short-Term Securities Held as Collateral       68,948
                                                   --------
Total (Cost $517,131) (a)                          $854,197
                                                   ========

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Diversified International Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

------------

Percentages indicated are based on net assets of $795,151.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $371,327
                   Unrealized depreciation......................   (34,261)
                                                                  --------
                   Net unrealized appreciation..................  $337,066
                                                                  ========

(b) Non-income producing securities.

(c) Rounds to less than 1,000.

(d) Serves as collateral for Futures Contracts.

 * The interest rate for this variable rate bond, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1999.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 1999
(Amounts in Thousands, except per share amounts)
(Unaudited)

                                                             SMALL CAP   SMALL CAP    MID CAP      MID CAP     DIVERSIFIED
                                                              GROWTH       VALUE       GROWTH       VALUE        MID CAP
                                                               FUND        FUND         FUND         FUND         FUND
                                                             ---------   ---------   ----------   ----------   -----------
ASSETS:
Investments, at cost.......................................  $207,222    $214,930    $1,565,146   $1,139,676   $  911,675
Unrealized appreciation (depreciation) from investments....    46,039      (1,663)      492,114        1,135      312,341
                                                             --------    --------    ----------   ----------   ----------
Investments, at value......................................   253,261     213,267     2,057,260    1,140,811    1,224,016
Cash.......................................................        86          38             1           --            1
Interest and dividends receivable..........................       109         178           912        1,175        1,498
Receivable for capital shares issued.......................       137          47         1,043          149           93
Receivable from brokers for investments sold...............        --       3,241         8,027       26,090       34,956
Net receivable for variation margin on futures contracts...        --          --           175           --          141
Unamortized organization costs.............................        --           1            --           --           --
Prepaid expenses and other assets..........................         1           7             9           18           30
                                                             --------    --------    ----------   ----------   ----------
TOTAL ASSETS...............................................   253,594     216,779     2,067,427    1,168,243    1,260,735
                                                             --------    --------    ----------   ----------   ----------
LIABILITIES:
Payable to brokers for investments purchased...............        --       3,486        31,652       47,505        5,339
Payable for capital shares redeemed........................        17          51           585          157          206
Payable for return of collateral received for securities on
  loan.....................................................    11,800       1,384       239,159       50,514       93,948
Options written, at value (premiums received $231).........        --          --            --          257           --
Accrued expenses and other payables:
  Investment advisory fees.................................       135         110         1,053          624          562
  Administration fees......................................        17          15           123           74           79
  12b-1 Fees...............................................        25           6           220           60           66
  Other....................................................        92          55           181          245          360
                                                             --------    --------    ----------   ----------   ----------
TOTAL LIABILITIES..........................................    12,086       5,107       272,973       99,436      100,560
                                                             --------    --------    ----------   ----------   ----------
NET ASSETS:
Capital....................................................   199,154     225,164     1,279,864    1,041,946      820,226
Undistributed (distributions in excess of) net investment
  income...................................................      (177)         72        (3,166)          13        1,285
Accumulated undistributed net realized gains (losses) from
  investment, options and
  futures transactions.....................................    (3,508)    (11,901)       23,863       25,739       25,090
Net unrealized appreciation (depreciation) from
  investments, options and futures.........................    46,039      (1,663)      493,893        1,109      313,574
                                                             --------    --------    ----------   ----------   ----------
NET ASSETS.................................................  $241,508    $211,672    $1,794,454   $1,068,807   $1,160,175
                                                             ========    ========    ==========   ==========   ==========
NET ASSETS:
  Class I..................................................  $171,538    $188,942    $1,345,458   $  932,629   $  929,159
  Class A..................................................    52,049      19,845       212,824       99,685      224,950
  Class B..................................................    17,707       2,845       196,084       36,461        5,978
  Class C..................................................       214          40        40,088           32           88
                                                             --------    --------    ----------   ----------   ----------
Total......................................................  $241,508    $211,672    $1,794,454   $1,068,807   $1,160,175
                                                             ========    ========    ==========   ==========   ==========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
  Class I..................................................    15,194      14,358        51,848       71,911       47,744
  Class A..................................................     4,618       1,530         8,330        7,659       11,658
  Class B..................................................     1,637         227         8,225        2,832          820
  Class C..................................................        19           3         1,571            2           12
                                                             --------    --------    ----------   ----------   ----------
Total......................................................    21,468      16,118        69,974       82,404       60,234
                                                             ========    ========    ==========   ==========   ==========
Net Asset Value
  Class I -- Offering and redemption price per share.......  $  11.29    $  13.16    $    25.95   $    12.97   $    19.46
                                                             ========    ========    ==========   ==========   ==========
  Class A -- Redemption price per share....................  $  11.27    $  12.97    $    25.55   $    13.02   $    19.30
                                                             ========    ========    ==========   ==========   ==========
    Maximum sales charge...................................      5.25%       5.25%         5.25%        5.25%        5.25%
                                                             ========    ========    ==========   ==========   ==========
    Maximum offering price per share (100%/(100% - maximum
      sales charge) of
      net asset value adjusted to nearest cent)............  $  11.89    $  13.69    $    26.97   $    13.74   $    20.37
                                                             ========    ========    ==========   ==========   ==========
  Class B -- Offering price per share (a)..................  $  10.81    $  12.52    $    23.84   $    12.88   $     7.29
                                                             ========    ========    ==========   ==========   ==========
  Class C -- Offering price per share (a)..................  $  11.04    $  12.51    $    25.52   $    12.91   $     7.30
                                                             ========    ========    ==========   ==========   ==========

------------
(a) Redemption price per Class B and Class C share varies based on length of time shares are held.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 1999
(Amounts in Thousands, except per share amounts)
(Unaudited)

                                                             LARGE CAP    LARGE CAP      EQUITY     DIVERSIFIED
                                                               GROWTH       VALUE        INCOME       EQUITY       BALANCED
                                                                FUND         FUND         FUND         FUND          FUND
                                                             ----------   ----------   ----------   -----------   -----------
ASSETS:
Investments, at cost.......................................  $2,985,989   $1,103,810   $  694,832   $1,801,885     $592,672
Unrealized appreciation (depreciation) from investments....   1,976,530      175,283      457,512      642,674       71,054
                                                             ----------   ----------   ----------   ----------     --------
Investments, at value......................................   4,962,519    1,279,093    1,152,344    2,444,559      663,726
Interest and dividends receivable..........................       3,069        1,444        2,192        2,124        2,644
Receivable for capital shares issued.......................       3,492        2,223          104          197          853
Receivable from brokers for investments sold...............       8,375        6,421        2,689        9,797        1,397
Net receivable for variation margin on futures contracts...         106           --           --           --           58
Prepaid expenses and other assets..........................          44            7           19           43            3
                                                             ----------   ----------   ----------   ----------     --------
TOTAL ASSETS...............................................   4,977,605    1,289,188    1,157,348    2,456,720      668,681
                                                             ----------   ----------   ----------   ----------     --------
LIABILITIES:
Cash overdraft.............................................           6           --           --           --           --
Payable to brokers for investments purchased...............       7,164        6,047           --          990          141
Payable for capital shares redeemed........................         764           26          294          425          162
Payable for return of collateral received for securities on
  loan.....................................................     238,719       50,095       36,774      108,015       49,981
Options written, at value (premiums received $616).........       2,400           --           --           --           --
Accrued expenses and other payables:
  Investment advisory fees.................................       2,637          745          691        1,406          281
  Administration fees......................................         328           85           36          164           43
  12b-1 Fees...............................................         801           34          221          132          258
  Other....................................................         346          209          426          342           70
                                                             ----------   ----------   ----------   ----------     --------
TOTAL LIABILITIES..........................................     253,165       57,241       38,442      111,474       50,936
                                                             ----------   ----------   ----------   ----------     --------
NET ASSETS:
Capital....................................................   2,764,717    1,019,917      647,887    1,666,240      548,710
Undistributed (distributions in excess of) net investment
  income...................................................      (5,249)         135            6          (24)         (35)
Accumulated undistributed net realized gains (losses) from
  investment, options and
  futures transactions.....................................     (10,011)      36,612       13,501       36,356       (2,910)
Net unrealized appreciation (depreciation) from
  investments, options and futures.........................   1,974,983      175,283      457,512      642,674       71,980
                                                             ----------   ----------   ----------   ----------     --------
NET ASSETS.................................................  $4,724,440   $1,231,947   $1,118,906   $2,345,246     $617,745
                                                             ==========   ==========   ==========   ==========     ========
NET ASSETS:
  Class I..................................................  $3,276,881   $1,154,678   $  818,362   $1,949,108     $217,539
  Class A..................................................     596,351       48,249      122,236      326,165      116,232
  Class B..................................................     818,992       27,799      177,466       54,856      283,974
  Class C..................................................      32,216        1,221          842       15,117           --
                                                             ----------   ----------   ----------   ----------     --------
Total......................................................  $4,724,440   $1,231,947   $1,118,906   $2,345,246     $617,745
                                                             ==========   ==========   ==========   ==========     ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
  Class I..................................................     122,784       71,261       37,428      132,158       15,772
  Class A..................................................      21,711        2,952        5,603       22,162        8,421
  Class B..................................................      31,165        1,702        8,116        3,790       20,483
  Class C..................................................       1,237           75           39        1,037           --
                                                             ----------   ----------   ----------   ----------     --------
Total......................................................     176,897       75,990       51,186      159,147       44,676
                                                             ==========   ==========   ==========   ==========     ========
Net Asset Value
  Class I -- Offering and redemption price per share.......  $    26.69   $    16.20   $    21.86   $    14.75     $  13.79
                                                             ==========   ==========   ==========   ==========     ========
  Class A -- Redemption price per share....................  $    27.47   $    16.34   $    21.82   $    14.72     $  13.80
                                                             ==========   ==========   ==========   ==========     ========
    Maximum sales charge...................................        5.25%        5.25%        5.25%        5.25%        5.25%
                                                             ==========   ==========   ==========   ==========     ========
    Maximum offering price per share (100%/(100% -- maximum
      sales charge) of
      net asset value adjusted to nearest cent)............  $    28.99   $    17.25   $    23.03   $    15.54     $  14.56
                                                             ==========   ==========   ==========   ==========     ========
  Class B -- Offering price per share (a)..................  $    26.28   $    16.33   $    21.87   $    14.47     $  13.86
                                                             ==========   ==========   ==========   ==========     ========
  Class C -- Offering price per share (a)..................  $    26.04   $    16.31   $    21.88   $    14.57
                                                             ==========   ==========   ==========   ==========

------------
(a) Redemption price per Class B and Class C share varies based on length of time shares are held.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 1999
(Amounts in Thousands, except per share amounts)
(Unaudited)

                                                                              MARKET
                                                                EQUITY       EXPANSION     INTERNATIONAL      DIVERSIFIED
                                                                INDEX          INDEX          EQUITY         INTERNATIONAL
                                                                 FUND          FUND         INDEX FUND           FUND
                                                              ----------     ---------     -------------     -------------
ASSETS:
Investments, at cost........................................  $2,173,387      $22,473        $697,459          $517,131
Unrealized appreciation (depreciation) from investments.....   1,657,095        3,804         326,788           337,066
                                                              ----------      -------        --------          --------
Investments, at value.......................................   3,830,482       26,277       1,024,247           854,197
Foreign currency, at value (cost $0; 0; 1,834; 10,098)......          --           --           1,820            10,030
Interest and dividends receivable...........................       3,407           18             817             1,156
Receivable for capital shares issued........................       4,429           14             688                15
Receivable from brokers for investments sold................          --           13             711               263
Net receivable for variation margin on futures contracts....         107            3              43               147
Tax reclaim receivable......................................          --           --             312               590
Prepaid expenses and other assets...........................          39            1               5                15
                                                              ----------      -------        --------          --------
TOTAL ASSETS................................................   3,838,464       26,326       1,028,643           866,413
                                                              ----------      -------        --------          --------
LIABILITIES:
Cash overdraft..............................................          --          218              --                 4
Payable to brokers for investments purchased................          --           --               2             1,384
Payable for capital shares redeemed.........................         363           --              14                88
Payable for return of collateral received for securities on
  loan......................................................     220,613        1,191         128,119            68,948
Accrued expenses and other payables:
  Investment advisory fees..................................         427            1             396               505
  Administration fees.......................................         153            1              61                43
  12b-1 Fees................................................         871            1              36                 5
  Other.....................................................         650           21             342               285
                                                              ----------      -------        --------          --------
TOTAL LIABILITIES...........................................     223,077        1,433         128,970            71,262
                                                              ----------      -------        --------          --------
NET ASSETS:
Capital.....................................................   1,960,662       19,807         583,923           451,069
Undistributed (distributions in excess of) net investment
  income....................................................          39            1          (6,563)          (4,045)
Accumulated undistributed net realized gains (losses) from
  investment, options and futures transactions..............      (4,282)       1,250          (4,702)            9,904
Net unrealized appreciation (depreciation) from investments, options, futures and translation of assets and
  liabilities in foreign currencies.........................   1,658,968        3,835         327,015           338,223
                                                              ----------      -------        --------          --------
NET ASSETS..................................................  $3,615,387      $24,893        $899,673          $795,151
                                                              ==========      =======        ========          ========
NET ASSETS:
  Class I...................................................  $2,015,835      $22,279        $809,734          $753,894
  Class A...................................................     850,770        1,163          57,447            37,033
  Class B...................................................     642,608        1,354          24,353             4,088
  Class C...................................................     106,174           97           8,139               136
                                                              ----------      -------        --------          --------
Total.......................................................  $3,615,387      $24,893        $899,673          $795,151
                                                              ==========      =======        ========          ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
  Class I...................................................      60,124        2,619          35,743            39,046
  Class A...................................................      25,376          137           2,527             1,924
  Class B...................................................      19,222          158           1,123               228
  Class C...................................................       3,171           12             362                 8
                                                              ----------      -------        --------          --------
Total.......................................................     107,893        2,926          39,755            41,206
                                                              ==========      =======        ========          ========
Net Asset Value
  Class I -- Offering and redemption price per share........  $    33.53      $  8.50        $  22.65          $  19.31
                                                              ==========      =======        ========          ========
  Class A -- Redemption price per share.....................  $    33.53      $  8.50        $  22.73          $  19.25
                                                              ==========      =======        ========          ========
    Maximum sales charge....................................        5.25%        5.25%           5.25%             5.25%
                                                              ==========      =======        ========          ========
    Maximum offering price per share (100%/(100% -- maximum
      sales charge) of net asset value adjusted to
      nearest cent).........................................  $    35.39      $  8.97        $  23.99          $  20.32
                                                              ==========      =======        ========          ========
  Class B -- Offering price per share (a)...................  $    33.43      $  8.59        $  21.69          $  17.93
                                                              ==========      =======        ========          ========
  Class C -- Offering price per share (a)...................  $    33.48      $  8.41        $  22.50          $  17.89
                                                              ==========      =======        ========          ========

------------
(a) Redemption price per Class B and Class C share varies based on length of time shares are held.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                      SIX MONTHS ENDED DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

                                                              SMALL CAP   SMALL CAP   MID CAP
                                                               GROWTH       VALUE      GROWTH
                                                                FUND        FUND        FUND
                                                              ---------   ---------   --------
INVESTMENT INCOME:
Interest income.............................................   $    84    $      7    $    781
Discount accretion..........................................       196          --         637
Dividend income.............................................       598       1,186       3,845
Income from securities lending..............................        41          17         339
                                                               -------    --------    --------
Total Income................................................       919       1,210       5,602
                                                               -------    --------    --------
EXPENSES:
Investment advisory fees....................................       696         882       5,655
Administration fees.........................................       152         192       1,235
12b-1 fees (Class A)........................................        60          39         305
12b-1 fees (Class B)........................................        65          15         789
12b-1 fees (Class C)........................................         1          --(a)      127
Custodian fees..............................................        15          16          35
Legal and audit fees........................................         7           7          10
Trustees' fees and expenses.................................         3           3          10
Transfer agent fees.........................................       104          97         532
Registration and filing fees................................        30          17          54
Printing costs..............................................         8          21          87
Amortization of deferred organization costs.................        --           7          --
Other.......................................................         5           6          16
                                                               -------    --------    --------
Total expenses before waivers...............................     1,146       1,302       8,855
Less waivers................................................       (50)       (163)        (87)
                                                               -------    --------    --------
Net Expenses................................................     1,096       1,139       8,768
                                                               -------    --------    --------
Net Investment Income (Loss)................................      (177)         71      (3,166)
                                                               -------    --------    --------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS, OPTIONS
  AND FUTURES:
Net realized gains (losses) from investment, option and
  future transactions.......................................     2,481        (131)     91,404
Net change in unrealized appreciation (depreciation) from
  investments, options and futures..........................    29,414     (20,669)    202,977
                                                               -------    --------    --------
Net realized/unrealized gains (losses) from investments,
  options and futures.......................................    31,895     (20,800)    294,381
                                                               -------    --------    --------
Change in net assets resulting from operations..............   $31,718    $(20,729)   $291,215
                                                               =======    ========    ========

------------
(a) Amount is less than $1,000.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                      SIX MONTHS ENDED DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

                                                           MID CAP    DIVERSIFIED   LARGE CAP   LARGE CAP
                                                            VALUE       MID CAP      GROWTH       VALUE
                                                             FUND        FUND         FUND        FUND
                                                           --------   -----------   ---------   ---------
INVESTMENT INCOME:
Interest income..........................................  $      6    $    326     $  1,699    $      2
Discount accretion.......................................        --         128        1,680          --
Dividend income..........................................     9,756       5,910       15,032      10,247
Income from securities lending...........................        77         107          224          94
Foreign tax withholding..................................        --          --          (29)         (4)
                                                           --------    --------     --------    --------
Total Income.............................................     9,839       6,471       18,606      10,339
                                                           --------    --------     --------    --------
EXPENSES:
Investment advisory fees.................................     4,106       4,199       14,556       4,309
Administration fees......................................       895         915        3,413         940
12b-1 fees (Class A).....................................       188         386          865          70
12b-1 fees (Class B).....................................       189          29        3,413         135
12b-1 fees (Class C).....................................        --(a)        --(a)       83           3
Custodian fees...........................................        25          24           48          31
Legal and audit fees.....................................        10           7           18          12
Trustees' fees and expenses..............................         9          12           24          12
Transfer agent fees......................................       367         369        1,242         145
Registration and filing fees.............................        29          50          160          71
Printing costs...........................................        29          81          251          42
Other....................................................        16          18           29          14
                                                           --------    --------     --------    --------
Total expenses before waivers............................     5,863       6,090       24,102       5,784
Less waivers.............................................      (154)       (904)        (247)        (20)
                                                           --------    --------     --------    --------
Net Expenses.............................................     5,709       5,186       23,855       5,764
                                                           --------    --------     --------    --------
Net Investment Income (Loss).............................     4,130       1,285       (5,249)      4,575
                                                           --------    --------     --------    --------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS,
  OPTIONS AND FUTURES:
Net realized gains (losses) from investment, option and
  future transactions....................................    35,090      64,004      116,832      71,737
Net change in unrealized appreciation (depreciation) from
  investments, options and futures.......................   (84,586)    (47,100)     517,409     (92,305)
                                                           --------    --------     --------    --------
Net realized/unrealized gains (losses) from investments,
  options and futures....................................   (49,496)     16,904      634,241     (20,568)
                                                           --------    --------     --------    --------
Change in net assets resulting from operations...........  $(45,366)   $ 18,189     $628,992    $(15,993)
                                                           ========    ========     ========    ========

------------
(a) Amount is less than $1,000.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                      SIX MONTHS ENDED DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

                                                            EQUITY     DIVERSIFIED               EQUITY
                                                            INCOME       EQUITY      BALANCED    INDEX
                                                             FUND         FUND         FUND       FUND
                                                           ---------   -----------   --------   --------
INVESTMENT INCOME:
Interest income..........................................  $     461     $    52     $ 8,853    $    307
Discount accretion.......................................         18          18         292         306
Premium amortization.....................................        (53)         --        (777)         --
Dividend income..........................................     15,015      14,385       2,727      20,846
Income from securities lending...........................        126         188          72         323
Foreign tax withholding..................................        (40)         (2)         (5)         (2)
                                                           ---------     -------     -------    --------
Total Income.............................................     15,527      14,641      11,162      21,780
                                                           ---------     -------     -------    --------
EXPENSES:
Investment advisory fees.................................      4,760       8,449       1,888       4,893
Administration fees......................................      1,038       1,898         469       2,632
12b-1 fees (Class A).....................................        227         566         183       1,350
12b-1 fees (Class B).....................................        943         259       1,305       2,835
12b-1 fees (Class C).....................................          4          56          --         402
Custodian fees...........................................         27          35          14          47
Legal and audit fees.....................................          7          11           5          15
Trustees' fees and expenses..............................         12          18           4          22
Transfer agent fees......................................        388         418         318       1,226
Registration and filing fees.............................         39          97          49         163
Printing costs...........................................         95         143          34         190
Other....................................................         19          30          14          34
                                                           ---------     -------     -------    --------
Total expenses before waivers............................      7,559      11,980       4,283      13,809
Less waivers.............................................       (947)       (162)       (341)     (3,899)
                                                           ---------     -------     -------    --------
Net Expenses.............................................      6,612      11,818       3,942       9,910
                                                           ---------     -------     -------    --------
Net Investment Income....................................      8,915       2,823       7,220      11,870
                                                           ---------     -------     -------    --------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS,
  OPTIONS AND FUTURES:
Net realized gains (losses) from investment, option and
  future transactions....................................     36,350      37,885      (1,488)     18,163
Net change in unrealized appreciation (depreciation) from
  investments, options and futures.......................   (133,276)     27,524      10,307     213,754
                                                           ---------     -------     -------    --------
Net realized/unrealized gains (losses) from investments,
  options and futures....................................    (96,926)     65,409       8,819     231,917
                                                           ---------     -------     -------    --------
Change in net assets resulting from operations...........  $ (88,011)    $68,232     $16,039    $243,787
                                                           =========     =======     =======    ========

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                      SIX MONTHS ENDED DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

                                                               MARKET     INTERNATIONAL
                                                              EXPANSION      EQUITY        DIVERSIFIED
                                                                INDEX         INDEX       INTERNATIONAL
                                                                FUND          FUND            FUND
                                                              ---------   -------------   -------------
INVESTMENT INCOME:
Interest income.............................................   $     3       $     31        $     31
Discount accretion..........................................         1             21              --
Premium amortization........................................        --             --(a)          (11)
Dividend income.............................................       163          4,409           4,100
Income from securities lending..............................         3            433             186
Foreign tax withholding.....................................        --           (510)           (473)
                                                               -------       --------        --------
Total Income................................................       170          4,384           3,833
                                                               -------       --------        --------
EXPENSES:
Investment advisory fees....................................        49          2,173           2,692
Administration fees.........................................        23            637             543
12b-1 fees (Class A)........................................         1             98              62
12b-1 fees (Class B)........................................         4            103              15
12b-1 fees (Class C)........................................        --(a)          23              --(a)
Custodian fees..............................................        18            227             186
Legal and audit fees........................................         5              9               8
Trustees' fees and expenses.................................         2              7               5
Transfer agent fees.........................................         6            139              86
Registration and filing fees................................        14             38              25
Printing costs..............................................         1             54              42
Other.......................................................        23             81              25
                                                               -------       --------        --------
Total expenses before waivers...............................       146          3,589           3,689
Less waivers................................................       (59)           (28)           (129)
                                                               -------       --------        --------
Net Expenses................................................        87          3,561           3,560
                                                               -------       --------        --------
Net Investment Income.......................................        83            823             273
                                                               -------       --------        --------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS, OPTIONS
  AND FUTURES:
Net realized gains (losses) from investment, option and
  future transactions.......................................     2,339          4,846          29,383
Net change in unrealized appreciation (depreciation) from
  investments, options and futures..........................      (968)       167,929         155,748
                                                               -------       --------        --------
Net realized/unrealized gains (losses) from investments,
  options and futures.......................................     1,371        172,775         185,131
                                                               -------       --------        --------
Change in net assets resulting from operations..............   $ 1,454       $173,598        $185,404
                                                               =======       ========        ========

------------
(a) Amount is less than $1,000.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands)

                                         SMALL CAP GROWTH FUND                SMALL CAP VALUE FUND
                                       -------------------------    -----------------------------------------
                                        SIX MONTHS        YEAR       SIX MONTHS    SIX MONTHS        YEAR
                                          ENDED          ENDED         ENDED          ENDED         ENDED
                                       DECEMBER 31,     JUNE 30,    DECEMBER 31,    JUNE 30,     DECEMBER 31,
                                           1999           1999          1999         1999(a)         1998
                                       ------------     --------    ------------   -----------   ------------
                                       (UNAUDITED)                  (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income (loss).....    $   (177)      $   (136)     $     71      $   (534)      $ (1,480)
    Net realized gains (losses) from
       investment, option and future
       transactions..................       2,481         11,042          (131)       (8,680)         5,058
    Net change in unrealized
       appreciation (depreciation)
       from investments, options and
       futures.......................      29,414         (9,010)      (20,669)       (6,643)       (21,720)
                                         --------       --------      --------      --------       --------
Change in net assets resulting from
  operations.........................      31,718          1,896       (20,729)      (15,857)       (18,142)
                                         --------       --------      --------      --------       --------
DISTRIBUTIONS TO CLASS I
  SHAREHOLDERS:
    From net investment income.......          --             --            --            --             (8)
    From net realized gains from
       investment transactions.......     (11,329)       (11,315)           --        (1,455)        (7,930)
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
    From net investment income.......          --             --            --            --             --(b)
    From net realized gains from
       investment transactions.......      (3,893)        (2,155)           --          (168)          (918)
    In excess of net realized gains
       from investment
       transactions..................          --             --            --            --           (152)
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
    From net realized gains from
       investment transactions.......      (1,301)          (932)           --           (21)          (114)
    In excess of net realized gains
       from investment
       transactions..................          --             --            --            --            (19)
DISTRIBUTIONS TO CLASS C
  SHAREHOLDERS:
    From net realized gains from
       investment transactions.......         (16)            (6)           --            --             --
                                         --------       --------      --------      --------       --------
Change in net assets from shareholder
  distributions......................     (16,539)       (14,408)           --        (1,644)       (10,456)
                                         --------       --------      --------      --------       --------
CAPITAL TRANSACTIONS:
    Change in net assets from share
       transactions..................      62,867         30,732       (44,242)      (18,841)       100,041
                                         --------       --------      --------      --------       --------
    Change in net assets.............      78,046         18,220       (64,971)      (36,342)        71,443
NET ASSETS:
    Beginning of period..............     163,462        145,242       276,643       312,985        241,542
                                         --------       --------      --------      --------       --------
    End of period....................    $241,508       $163,462      $211,672      $276,643       $312,985
                                         ========       ========      ========      ========       ========

------------

(a) Upon reorganizing as a fund of the One Group, the Pegasus Small Cap Opportunity Fund became the Small Cap Value Fund. The Statements of Changes in Net Assets for the periods prior to March 21, 1999 represent the Pegasus Small Cap Opportunity Fund.

(b) Amount is less than $1,000.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands)

                                          MID CAP                     MID CAP                          DIVERSIFIED
                                        GROWTH FUND                 VALUE FUND                         MID CAP FUND
                                 -------------------------   -------------------------   ----------------------------------------
                                  SIX MONTHS       YEAR       SIX MONTHS       YEAR       SIX MONTHS    SIX MONTHS       YEAR
                                    ENDED         ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                 DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                     1999          1999          1999          1999          1999        1999(a)         1998
                                 ------------   ----------   ------------   ----------   ------------   ----------   ------------
                                 (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income
      (loss)...................   $   (3,166)   $   (5,489)   $    4,130    $    7,325    $    1,285    $     (840)   $   (1,708)
    Net realized gains (losses)
      from investment, option
      and future
      transactions.............       91,404       253,940        35,090       134,821        64,004       121,086        68,219
    Net change in unrealized
      appreciation
      (depreciation) from
      investments, options and
      futures..................      202,977        73,586       (84,586)      (60,099)      (47,100)      (27,196)      (17,120)
                                  ----------    ----------    ----------    ----------    ----------    ----------    ----------
Change in net assets resulting
  from operations..............      291,215       322,037       (45,366)       82,047        18,189        93,050        49,391
                                  ----------    ----------    ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS TO CLASS I
  SHAREHOLDERS:
    From net investment
      income...................           --            --        (3,814)       (7,181)           --            --            --
    From net realized gains
      from investment
      transactions.............     (185,165)     (108,930)      (87,055)      (88,001)     (126,977)       (2,582)      (52,983)
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
    From net investment
      income...................           --            --          (284)         (204)           --            --            --
    From net realized gains
      from investment
      transactions.............      (29,286)      (13,351)       (9,254)       (4,201)      (31,194)         (720)      (18,434)
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
    From net investment
      income...................           --            --            (2)           42            --            --            --
    From net realized gains
      from investment
      transactions.............      (27,542)      (12,611)       (3,405)       (4,305)       (1,750)          (37)         (819)
DISTRIBUTIONS TO CLASS C
  SHAREHOLDERS:
    From net investment
      income...................           --            --            --(b)         --            --            --            --
    From net realized gains
      from investment
      transactions.............       (4,995)         (277)           (3)           --           (25)           --            --
                                  ----------    ----------    ----------    ----------    ----------    ----------    ----------
Change in net assets from
  shareholder distributions....     (246,988)     (135,169)     (103,817)     (103,850)     (159,946)       (3,339)      (72,236)
                                  ----------    ----------    ----------    ----------    ----------    ----------    ----------
CAPITAL TRANSACTIONS:
    Change in net assets from
      share transactions.......      261,854       244,939        (3,657)      549,241        66,047      (126,470)      253,835
                                  ----------    ----------    ----------    ----------    ----------    ----------    ----------
    Change in net assets.......      306,081       431,807      (152,840)      527,438       (75,710)      (36,759)      230,990
NET ASSETS:
    Beginning of period........    1,488,373     1,056,566     1,221,647       694,209     1,235,885     1,272,644     1,041,654
                                  ----------    ----------    ----------    ----------    ----------    ----------    ----------
    End of period..............   $1,794,454    $1,488,373    $1,068,807    $1,221,647    $1,160,175    $1,235,885    $1,272,644
                                  ==========    ==========    ==========    ==========    ==========    ==========    ==========

------------

(a) Upon reorganizing as a fund of the One Group, the Pegasus Mid Cap Opportunity Fund became the Diversified Mid Cap Fund. The Statements of Changes in Net Assets for the periods prior to March 21, 1999 represent the Pegasus Mid Cap Opportunity Fund.

(b) Amount is less than $1,000.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands)

                                              LARGE CAP                   LARGE CAP                    EQUITY
                                             GROWTH FUND                 VALUE FUND                  INCOME FUND
                                      -------------------------   -------------------------   -------------------------
                                       SIX MONTHS       YEAR       SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                         ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                      DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,
                                          1999          1999          1999          1999          1999          1999
                                      ------------   ----------   ------------   ----------   ------------   ----------
                                      (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income (loss)....   $   (5,249)   $   (3,789)   $    4,575    $   10,081    $    8,915    $   12,985
    Net realized gains (losses) from
      investment, option and future
      transactions..................      116,832       440,956        71,737        76,731        36,350        43,431
    Net change in unrealized
      appreciation (depreciation)
      from investments, options and
      futures.......................      517,409       199,952       (92,305)       72,181      (133,276)       67,316
                                       ----------    ----------    ----------    ----------    ----------    ----------
Change in net assets resulting from
  operations........................      628,992       637,119       (15,993)      158,993       (88,011)      123,732
                                       ----------    ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS TO CLASS I
  SHAREHOLDERS:
    From net investment income......           --            --        (4,401)       (9,801)       (7,577)      (10,930)
    From net realized gains from
      investment transactions.......     (372,992)     (158,144)      (97,087)      (50,121)      (35,889)      (47,232)
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
    From net investment income......           --            --          (112)         (176)         (873)       (1,362)
    From net realized gains from
      investment transactions.......      (63,960)      (20,892)       (3,992)       (1,030)       (5,172)       (8,323)
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
    From net investment income......           --            --           (10)          (63)         (570)         (736)
    From net realized gains from
      investment transactions.......      (89,603)      (31,268)       (2,380)       (1,092)       (7,511)      (12,186)
DISTRIBUTIONS TO CLASS C
  SHAREHOLDERS:
    From net investment income......           --            --            --(a)         --(a)          (3)          (3)
    From net realized gains from
      investment transactions.......       (3,011)          (70)          (92)           --           (35)          (59)
                                       ----------    ----------    ----------    ----------    ----------    ----------
Change in net assets from
  shareholder distributions.........     (529,566)     (210,374)     (108,074)      (62,283)      (57,630)      (80,831)
                                       ----------    ----------    ----------    ----------    ----------    ----------
CAPITAL TRANSACTIONS:
    Change in net assets from share
      transactions..................      498,849     1,708,792       206,868       226,934      (188,728)      434,206
                                       ----------    ----------    ----------    ----------    ----------    ----------
    Change in net assets............      598,275     2,135,537        82,801       323,644      (334,369)      477,107
NET ASSETS:
    Beginning of period.............    4,126,165     1,990,628     1,149,146       825,502     1,453,275       976,168
                                       ----------    ----------    ----------    ----------    ----------    ----------
    End of period...................   $4,724,440    $4,126,165    $1,231,947    $1,149,146    $1,118,906    $1,453,275
                                       ==========    ==========    ==========    ==========    ==========    ==========

------------

(a) Amount is less than $1,000.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands)

                                               DIVERSIFIED                 BALANCED                    EQUITY
                                               EQUITY FUND                   FUND                    INDEX FUND
                                        -------------------------   -----------------------   -------------------------
                                         SIX MONTHS       YEAR       SIX MONTHS      YEAR      SIX MONTHS       YEAR
                                           ENDED         ENDED         ENDED        ENDED        ENDED         ENDED
                                        DECEMBER 31,    JUNE 30,    DECEMBER 31,   JUNE 30,   DECEMBER 31,    JUNE 30,
                                            1999          1999          1999         1999         1999          1999
                                        ------------   ----------   ------------   --------   ------------   ----------
                                        (UNAUDITED)                 (UNAUDITED)               (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income (loss)......   $    2,823    $    4,263     $  7,220     $  9,706    $   11,870    $   14,879
    Net realized gains (losses) from
      investment, option and future
      transactions....................       37,885       136,825       (1,488)      36,794        18,163        51,142
    Net change in unrealized
      appreciation (depreciation) from
      investments, options and
      futures.........................       27,524       106,078       10,307       10,119       213,754       316,773
                                         ----------    ----------     --------     --------    ----------    ----------
Change in net assets resulting from
  operations..........................       68,232       247,166       16,039       56,619       243,787       382,794
                                         ----------    ----------     --------     --------    ----------    ----------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income........       (2,726)       (4,039)      (3,196)      (5,594)       (8,938)      (10,744)
    From net realized gains from
      investment transactions.........     (111,989)      (39,245)      (7,817)     (11,900)      (26,072)      (22,635)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income........         (121)         (325)      (1,483)      (1,473)       (2,773)       (3,111)
    From net realized gains from
      investment transactions.........      (18,508)       (5,119)      (4,313)      (3,890)      (11,145)       (8,189)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income........           --            --       (2,629)      (2,613)         (247)         (876)
    From net realized gains from
      investment transactions.........       (3,116)       (1,734)     (10,307)      (9,427)       (8,356)      (12,709)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
    From net investment income........           --            --           --           --           (46)          (63)
    From net realized gains from
      investment transactions.........         (821)         (106)          --           --        (1,322)         (354)
                                         ----------    ----------     --------     --------    ----------    ----------
Change in net assets from shareholder
  distributions.......................     (137,281)      (50,568)     (29,745)     (34,897)      (58,899)      (58,681)
                                         ----------    ----------     --------     --------    ----------    ----------
CAPITAL TRANSACTIONS:
    Change in net assets from share
      transactions....................      (76,443)    1,556,565       83,134      255,939       248,408     1,613,200
                                         ----------    ----------     --------     --------    ----------    ----------
    Change in net assets..............     (145,492)    1,753,163       69,428      277,661       433,296     1,937,313
NET ASSETS:
    Beginning of period...............    2,490,738       737,575      548,317      270,656     3,182,091     1,244,778
                                         ----------    ----------     --------     --------    ----------    ----------
    End of period.....................   $2,345,246    $2,490,738     $617,745     $548,317    $3,615,387    $3,182,091
                                         ==========    ==========     ========     ========    ==========    ==========

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands)

                                                     MARKET                       INTERNATIONAL EQUITY
                                                 EXPANSION INDEX                       INDEX FUND
                                   -------------------------------------------   -----------------------
                                    SIX MONTHS    SIX MONTHS    JULY 31, 1998     SIX MONTHS      YEAR
                                      ENDED         ENDED            TO             ENDED        ENDED
                                   DECEMBER 31,    JUNE 30,     DECEMBER 31,     DECEMBER 31,   JUNE 30,
                                       1999        1999(a)         1998(b)           1999         1999
                                   ------------   ----------   ---------------   ------------   --------
                                   (UNAUDITED)                                   (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income
      (loss).....................    $    83       $    86         $    76         $    823     $  6,431
    Net realized gains (losses)
      from investment, option and
      future transactions........      2,339         5,281           1,751            4,846       38,944
    Net change in unrealized
      appreciation (depreciation)
      from investments, options
      and futures................       (968)       (4,171)            524          167,929       25,206
                                     -------       -------         -------         --------     --------
Change in net assets resulting
  from operations................      1,454         1,196           2,351          173,598       70,581
                                     -------       -------         -------         --------     --------
DISTRIBUTIONS TO CLASS I
  SHAREHOLDERS:
    From net investment income...        (81)          (88)            (73)          (1,786)     (13,132)
    In excess of net investment
      income.....................         --            --              --               --           --
    From net realized gains from
      investment transactions....     (5,801)         (712)         (1,035)         (10,208)     (27,653)
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
    From net investment income...         (2)           --(d)           --(d)           (12)        (479)
    In excess of net investment
      income.....................         --            --              --               --           --
    From net realized gains from
      investment transactions....       (247)           (1)             (1)            (721)      (1,113)
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
    From net investment income...         --            --(d)           --               --         (205)
    In excess of net investment
      income.....................         --            --              --(d)            --           --
    From net realized gains from
      investment transactions....       (298)           (1)             --             (312)        (701)
DISTRIBUTIONS TO CLASS C
  SHAREHOLDERS:
    From net investment income...         --(d)         --(d)           --               --           (7)
    From net realized gains from
      investment transactions....        (24)           --              --              (92)         (17)
                                     -------       -------         -------         --------     --------
Change in net assets from
  shareholder distributions......     (6,453)         (802)         (1,109)         (13,131)     (43,307)
                                     -------       -------         -------         --------     --------
CAPITAL TRANSACTIONS:
    Change in net assets from
      share transactions.........        417         1,567          26,272            4,785       82,920
                                     -------       -------         -------         --------     --------
    Change in net assets.........     (4,582)        1,961          27,514          165,252      110,194
NET ASSETS:
    Beginning of period..........     29,475        27,514              --          734,421      624,227
                                     -------       -------         -------         --------     --------
    End of period................    $24,893       $29,475         $27,514         $899,673     $734,421
                                     =======       =======         =======         ========     ========

                                                 DIVERSIFIED
                                              INTERNATIONAL FUND
                                   ----------------------------------------
                                    SIX MONTHS    SIX MONTHS       YEAR
                                      ENDED         ENDED         ENDED
                                   DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                       1999        1999(C)         1998
                                   ------------   ----------   ------------
                                   (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income
      (loss).....................    $    273      $  4,846      $  5,823
    Net realized gains (losses)
      from investment, option and
      future transactions........      29,383        14,091       (17,985)
    Net change in unrealized
      appreciation (depreciation)
      from investments, options
      and futures................     155,748        32,957        97,612
                                     --------      --------      --------
Change in net assets resulting
  from operations................     185,404        51,894        85,450
                                     --------      --------      --------
DISTRIBUTIONS TO CLASS I
  SHAREHOLDERS:
    From net investment income...      (5,869)           --        (5,812)
    In excess of net investment
      income.....................          --            --        (2,146)
    From net realized gains from
      investment transactions....      (6,907)           --            --
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
    From net investment income...        (248)           --          (390)
    In excess of net investment
      income.....................          --            --          (144)
    From net realized gains from
      investment transactions....        (344)           --            --
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
    From net investment income...         (19)           --           (16)
    In excess of net investment
      income.....................          --            --            (6)
    From net realized gains from
      investment transactions....         (39)           --            --
DISTRIBUTIONS TO CLASS C
  SHAREHOLDERS:
    From net investment income...          (1)           --            --
    From net realized gains from
      investment transactions....          (1)           --            --
                                     --------      --------      --------
Change in net assets from
  shareholder distributions......     (13,428)           --        (8,514)
                                     --------      --------      --------
CAPITAL TRANSACTIONS:
    Change in net assets from
      share transactions.........     (13,518)      (31,499)       22,909
                                     --------      --------      --------
    Change in net assets.........     158,458        20,395        99,845
NET ASSETS:
    Beginning of period..........     636,693       616,298       516,453
                                     --------      --------      --------
    End of period................    $795,151      $636,693      $616,298
                                     ========      ========      ========

------------
(a) Upon reorganizing as a fund of the One Group, the Pegasus Market Expansion Index Fund became the Market Expansion Index Fund. The Statements of Changes in Net Assets for the periods prior to March 21, 1999 represent the Pegasus Market Expansion Index Fund.

(b) Period from commencement of operations.

(c) Upon reorganizing as a fund of the One Group, the Pegasus International Equity Fund became the Diversified International Fund. The Statements of Changes in Net Assets for the periods prior to March 21, 1999 represent the Pegasus International Equity Fund.

(d) Amount less than $ 1,000.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENT OF CASH FLOWS                       SIX MONTHS ENDED DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

                                                                  INTERNATIONAL EQUITY
                                                                       INDEX FUND
                                                                  --------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
     Total net investment income............................           $     823
Adjustments to reconcile net investment income to net cash
  provided (used) by operating activities:
     Purchases of investments...............................            (478,259)
     Proceeds from disposition of investment securities.....             492,205
     Decrease (increase) in investments purchased with cash
      collateral from securities lending....................              (4,433)
     Decrease (increase) in dividends and interest
      receivable............................................               3,080
     Increase (decrease) in payable for return of collateral
      received from securities lending......................               4,433
     Increase (decrease) in accrued expenses................                (720)
     Net amortization/accretion from investments............                  21
                                                                       ---------
     Net cash provided (used) by operating activities.......              17,150
                                                                       ---------
CASH FLOWS FROM FINANCING ACTIVITIES:
     Proceeds from shares issued............................             285,247
     Payment of shares redeemed.............................            (289,266)
     Cash distributions paid................................             (13,131)(a)
                                                                       ---------
     Net cash provided (used) by financing activities.......             (17,150)
                                                                       ---------
Net increase (decrease) in cash.............................                  --
Cash:
     Beginning balance......................................                  --
                                                                       ---------
     Ending Balance.........................................           $      --
                                                                       =========

------------

(a) Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $9,338.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in Thousands)

                                                        SMALL CAP GROWTH FUND              SMALL CAP VALUE FUND
                                                       -----------------------   -----------------------------------------
                                                        SIX MONTHS      YEAR      SIX MONTHS    SIX MONTHS        YEAR
                                                          ENDED        ENDED        ENDED          ENDED         ENDED
                                                       DECEMBER 31,   JUNE 30,   DECEMBER 31,    JUNE 30,     DECEMBER 31,
                                                           1999         1999         1999        1999 (a)         1998
                                                       ------------   --------   ------------   -----------   ------------
                                                       (UNAUDITED)               (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued.........................    $ 47,906     $42,905      $ 16,766      $ 54,182       $128,376
 Proceeds from shares issued in Marquis
   acquisition.......................................          --       2,300            --            --             --
 Dividends reinvested................................       9,927       9,999            --         1,259          4,636
 Cost of shares redeemed.............................     (27,444)    (30,329)      (56,069)      (70,359)       (49,084)
                                                         --------     --------     --------      --------       --------
 Change in net assets from Class I Share
   transactions......................................    $ 30,389     $24,875      $(39,303)     $(14,918)      $ 83,928
                                                         ========     ========     ========      ========       ========
CLASS A SHARES:
 Proceeds from shares issued.........................    $ 53,694     $20,005      $  3,200      $  5,172       $ 20,319
 Proceeds from shares issued in Marquis
   acquisition.......................................          --         898            --            --             --
 Dividends reinvested................................       3,733       2,086            --           167            953
 Cost of shares redeemed.............................     (31,371)    (19,798)       (7,954)       (8,832)        (7,795)
                                                         --------     --------     --------      --------       --------
 Change in net assets from Class A Share
   transactions......................................    $ 26,056     $ 3,191      $ (4,754)     $ (3,493)      $ 13,477
                                                         ========     ========     ========      ========       ========
CLASS B SHARES:
 Proceeds from shares issued.........................    $  6,338     $ 3,882      $    356      $    455       $  2,943
 Proceeds from shares issued in Marquis
   acquisition.......................................          --         471            --            --             --
 Dividends reinvested................................       1,287         924            --            20            132
 Cost of shares redeemed.............................      (1,278)     (2,647)         (564)         (923)          (439)
                                                         --------     --------     --------      --------       --------
 Change in net assets from Class B Share
   transactions......................................    $  6,347     $ 2,630      $   (208)     $   (448)      $  2,636
                                                         ========     ========     ========      ========       ========
CLASS C SHARES:
 Proceeds from shares issued.........................    $     73     $   101      $     23      $     18
 Dividends reinvested................................          16           6            --            --
 Cost of shares redeemed.............................         (14)        (71)           --            --
                                                         --------     --------     --------      --------
 Change in net assets from Class C Share
   transactions......................................    $     75     $    36      $     23      $     18
                                                         ========     ========     ========      ========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued..............................................       4,492       4,687         1,283         4,005          8,012
 Issued in Marquis acquisition.......................          --         235            --            --             --
 Reinvested..........................................         938       1,059            --            97            305
 Redeemed............................................      (2,571)     (3,188)       (4,230)       (5,222)        (3,323)
                                                         --------     --------     --------      --------       --------
 Change in Class I Shares............................       2,859       2,793        (2,947)       (1,120)         4,994
                                                         ========     ========     ========      ========       ========
CLASS A SHARES:
 Issued..............................................       5,157       2,006           242           380          1,271
 Issued in Marquis acquisition.......................          --          92            --            --             --
 Reinvested..........................................         353         222            --            13             65
 Redeemed............................................      (2,973)     (2,039)         (606)         (675)          (522)
                                                         --------     --------     --------      --------       --------
 Change in Class A Shares............................       2,537         281          (364)         (282)           814
                                                         ========     ========     ========      ========       ========
CLASS B SHARES:
 Issued..............................................         632         417            28            35            186
 Issued in Marquis acquisition.......................          --          49            --            --             --
 Reinvested..........................................         127         100            --             1              9
 Redeemed............................................        (124)       (291)          (44)          (71)           (31)
                                                         --------     --------     --------      --------       --------
 Change in Class B Shares............................         635         275           (16)          (35)           164
                                                         ========     ========     ========      ========       ========
CLASS C SHARES:
 Issued..............................................           7          11             2             1
 Reinvested..........................................           1           1            --            --
 Redeemed............................................          (1)         (7)           --            --
                                                         --------     --------     --------      --------
 Change in Class C Shares............................           7           5             2             1
                                                         ========     ========     ========      ========

------------
(a) Upon reorganizing as a fund of the One Group, the Pegasus Small Cap Opportunity Fund became the Small Cap Value Fund. The Schedules of Capital Stock Activity for the periods prior to March 21, 1999 represent the Pegasus Small Cap Opportunity Fund.

See notes to financial statements.

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--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in Thousands)

                                                         MID CAP GROWTH FUND         MID CAP VALUE FUND
                                                       ------------------------   ------------------------
                                                        SIX MONTHS      YEAR       SIX MONTHS      YEAR
                                                          ENDED         ENDED        ENDED         ENDED
                                                       DECEMBER 31,   JUNE 30,    DECEMBER 31,   JUNE 30,
                                                           1999         1999          1999         1999
                                                       ------------   ---------   ------------   ---------
                                                       (UNAUDITED)                (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued.........................   $ 114,114     $ 203,550    $  63,029     $ 160,195
 Proceeds from shares issued in Marquis
   acquisition.......................................          --        33,494           --       109,518
 Proceeds from shares issued in Pegasus
   acquisition.......................................          --            --           --       328,403
 Dividends reinvested................................     150,445        60,220       74,690        69,817
 Cost of shares redeemed.............................    (119,753)     (152,763)    (133,511)     (220,903)
                                                        ---------     ---------    ---------     ---------
 Change in net assets from Class I Share
   transactions......................................   $ 144,806     $ 144,501    $   4,208     $ 447,030
                                                        =========     =========    =========     =========
CLASS A SHARES:
 Proceeds from shares issued.........................   $  91,008     $  79,035    $  12,399     $  23,415
 Proceeds from shares issued in Marquis
   acquisition.......................................          --         2,987           --        15,353
 Proceeds from shares issued in Pegasus
   acquisition.......................................          --            --           --        99,254
 Dividends reinvested................................      28,704        13,000        9,024         4,468
 Cost of shares redeemed.............................     (70,997)      (48,657)     (29,538)      (56,125)
                                                        ---------     ---------    ---------     ---------
 Change in net assets from Class A Share
   transactions......................................   $  48,715     $  46,365    $  (8,115)    $  86,365
                                                        =========     =========    =========     =========
CLASS B SHARES:
 Proceeds from shares issued.........................   $  28,925     $  45,055    $   2,352     $   7,406
 Proceeds from shares issued in Marquis
   acquisition.......................................          --         2,136           --        12,072
 Proceeds from shares issued in Pegasus
   acquisition.......................................          --            --           --         3,884
 Dividends reinvested................................      27,289        12,547        3,329         4,269
 Cost of shares redeemed.............................     (10,348)      (19,465)      (5,420)      (11,832)
                                                        ---------     ---------    ---------     ---------
 Change in net assets from Class B Share
   transactions......................................   $  45,866     $  40,273    $     261     $  15,799
                                                        =========     =========    =========     =========
CLASS C SHARES:
 Proceeds from shares issued.........................   $  20,078     $  14,745    $      22     $      47
 Dividends reinvested................................       4,995           278            3            --(a)
 Cost of shares redeemed.............................      (2,606)       (1,223)         (36)           --(a)
                                                        ---------     ---------    ---------     ---------
 Change in net assets from Class C Share
   transactions......................................   $  22,467     $  13,800    $     (11)    $      47
                                                        =========     =========    =========     =========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued..............................................       4,581         9,697        4,620        10,483
 Issued in Marquis acquisition.......................          --         1,696           --         7,937
 Issued in Pegasus acquisition.......................          --            --           --        24,507
 Reinvested..........................................       6,032         3,104        5,826         4,933
 Redeemed............................................      (4,770)       (7,089)      (9,636)      (14,319)
                                                        ---------     ---------    ---------     ---------
 Change in Class I Shares............................       5,843         7,408          810        33,541
                                                        =========     =========    =========     =========
CLASS A SHARES:
 Issued..............................................       3,705         3,639          901         1,004
 Issued in Marquis acquisition.......................          --           152           --         1,109
 Issued in Pegasus acquisition.......................          --            --           --         7,385
 Reinvested..........................................       1,169           663          700           310
 Redeemed............................................      (2,912)       (2,364)      (2,142)       (3,347)
                                                        ---------     ---------    ---------     ---------
 Change in Class A Shares............................       1,962         2,090         (541)        6,461
                                                        =========     =========    =========     =========
CLASS B SHARES:
 Issued..............................................       1,246         2,187          170           339
 Issued in Marquis acquisition.......................          --           114           --           877
 Issued in Pegasus acquisition.......................          --            --           --           291
 Reinvested..........................................       1,190           671          262           314
 Redeemed............................................        (447)         (978)        (396)         (811)
                                                        ---------     ---------    ---------     ---------
 Change in Class B Shares............................       1,989         1,994           36         1,010
                                                        =========     =========    =========     =========
CLASS C SHARES:
 Issued..............................................         810           653            1             3
 Reinvested..........................................         203            14           --(a)         --(a)
 Redeemed............................................        (105)          (53)          (2)           --(a)
                                                        ---------     ---------    ---------     ---------
 Change in Class C Shares............................         908           614           (1)            3
                                                        =========     =========    =========     =========

------------

(a) Amount is less than 1,000.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in Thousands)

                                                                                                          LARGE CAP
                                                               DIVERSIFIED MID CAP FUND                  GROWTH FUND
                                                       ----------------------------------------   -------------------------
                                                        SIX MONTHS    SIX MONTHS       YEAR        SIX MONTHS       YEAR
                                                          ENDED         ENDED         ENDED          ENDED         ENDED
                                                       DECEMBER 31,    JUNE 30,    DECEMBER 31,   DECEMBER 31,    JUNE 30,
                                                           1999        1999 (a)        1998           1999          1999
                                                       ------------   ----------   ------------   ------------   ----------
                                                       (UNAUDITED)                                (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued.........................   $  94,775     $  61,324     $ 164,165      $  99,039     $  283,311
 Proceeds from shares issued in Pegasus
   acquisition.......................................          --            --            --             --        899,987
 Proceeds from shares issued in conversion...........          --            --       206,155             --        162,412
 Dividends reinvested................................     115,170         2,562        42,744        303,483        117,120
 Cost of shares redeemed.............................    (155,924)     (137,780)     (215,552)      (250,022)      (234,012)
                                                        ---------     ---------     ---------      ---------     ----------
 Change in net assets from Class I Share
   transactions......................................   $  54,021     $ (73,894)    $ 197,512      $ 152,500     $1,228,818
                                                        =========     =========     =========      =========     ==========
CLASS A SHARES:
 Proceeds from shares issued.........................   $  24,862     $  23,402     $  97,258      $ 153,465     $  167,751
 Proceeds from shares issued in Pegasus
   acquisition.......................................          --            --            --             --        133,163
 Dividends reinvested................................      29,815           707        17,695         60,611         20,453
 Cost of shares redeemed.............................     (44,116)      (75,470)      (62,548)       (78,943)      (119,384)
                                                        ---------     ---------     ---------      ---------     ----------
 Change in net assets from Class A Share
   transactions......................................   $  10,561     $ (51,361)    $  52,405      $ 135,133     $  201,983
                                                        =========     =========     =========      =========     ==========
CLASS B SHARES:
 Proceeds from shares issued.........................   $     406     $     185     $   3,861      $ 140,761     $  281,642
 Proceeds from shares issued in Pegasus
   acquisition.......................................          --            --            --             --          7,315
 Dividends reinvested................................       1,722            36           803         88,831         31,112
 Cost of shares redeemed.............................        (756)       (1,449)         (746)       (41,787)       (49,320)
                                                        ---------     ---------     ---------      ---------     ----------
 Change in net assets from Class B Share
   transactions......................................   $   1,372     $  (1,228)    $   3,918      $ 187,805     $  270,749
                                                        =========     =========     =========      =========     ==========
CLASS C SHARES:
 Proceeds from shares issued.........................   $      75     $      13                    $  21,591     $    7,482
 Dividends reinvested................................          25            --                        2,993             70
 Cost of shares redeemed.............................          (7)           --                       (1,173)          (310)
                                                        ---------     ---------                    ---------     ----------
 Change in net assets from Class C Share
   transactions......................................   $      93     $      13                    $  23,411     $    7,242
                                                        =========     =========                    =========     ==========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued..............................................       4,608         3,182         8,188          3,811         12,073
 Issued in Pegasus acquisition.......................          --            --            --             --         35,419
 Issued in conversion................................          --            --        10,206             --          6,735
 Reinvested..........................................       6,107            30         2,142         11,818          5,881
 Redeemed............................................      (7,636)       (6,810)      (10,665)        (9,591)        (9,885)
                                                        ---------     ---------     ---------      ---------     ----------
 Change in Class I Shares............................       3,079        (3,598)        9,871          6,038         50,223
                                                        =========     =========     =========      =========     ==========
CLASS A SHARES:
 Issued..............................................       1,211         1,167         4,701          5,729          6,770
 Issued in Pegasus acquisition.......................          --            --            --             --          5,098
 Reinvested..........................................       1,594            31           892          2,292            983
 Redeemed............................................      (2,191)       (3,826)       (3,124)        (2,962)        (4,733)
                                                        ---------     ---------     ---------      ---------     ----------
 Change in Class A Shares............................         614        (2,628)        2,469          5,059          8,118
                                                        =========     =========     =========      =========     ==========
CLASS B SHARES:
 Issued..............................................          46            20           366          5,444         11,800
 Issued in Pegasus acquisition.......................          --            --            --             --            290
 Reinvested..........................................         243             4            85          3,510          1,539
 Redeemed............................................         (83)         (154)          (81)        (1,621)        (2,138)
                                                        ---------     ---------     ---------      ---------     ----------
 Change in Class B Shares............................         206          (130)          370          7,333         11,491
                                                        =========     =========     =========      =========     ==========
CLASS C SHARES:
 Issued..............................................           8             1                          839            312
 Reinvested..........................................           4            --                          119              3
 Redeemed............................................          (1)           --                          (45)           (13)
                                                        ---------     ---------                    ---------     ----------
 Change in Class C Shares............................          11             1                          913            302
                                                        =========     =========                    =========     ==========

------------
(a) Upon reorganizing as a fund of the One Group, the Pegasus Mid Cap Opportunity Fund became the Diversified Mid Cap Fund. The Schedules of Capital Stock Activity for the periods prior to March 21, 1999 represent the Pegasus Mid Cap Opportunity Fund.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in Thousands)

                                                        LARGE CAP VALUE FUND        EQUITY INCOME FUND
                                                       -----------------------   ------------------------
                                                        SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                          ENDED        ENDED        ENDED         ENDED
                                                       DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,
                                                           1999         1999         1999         1999
                                                       ------------   --------   ------------   ---------
                                                       (UNAUDITED)               (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued.........................    $147,115     $257,159    $  15,987     $  42,420
 Proceeds from shares issued in Pegasus
   acquisition.......................................          --          --            --       505,408
 Dividends reinvested................................      82,460      38,150        28,372        28,320
 Cost of shares redeemed.............................     (53,213)    (84,610)     (236,672)     (182,394)
                                                         --------     --------    ---------     ---------
 Change in net assets from Class I Share
   transactions......................................    $176,362     $210,699    $(192,313)    $ 393,754
                                                         ========     ========    =========     =========
CLASS A SHARES:
 Proceeds from shares issued.........................    $ 34,396     $33,730     $  14,253     $  24,665
 Proceeds from shares issued in Pegasus
   acquisition.......................................          --          --            --        11,551
 Dividends reinvested................................       3,649       1,116         5,670         9,250
 Cost of shares redeemed.............................     (14,502)    (24,553)      (18,418)      (31,094)
                                                         --------     --------    ---------     ---------
 Change in net assets from Class A Share
   transactions......................................    $ 23,543     $10,293     $   1,505     $  14,372
                                                         ========     ========    =========     =========
CLASS B SHARES:
 Proceeds from shares issued.........................    $  7,618     $10,060     $  12,917     $  40,461
 Proceeds from shares issued in Pegasus
   acquisition.......................................          --          --            --         3,082
 Dividends reinvested................................       2,381       1,149         7,948        12,751
 Cost of shares redeemed.............................      (4,175)     (5,399)      (19,065)      (30,054)
                                                         --------     --------    ---------     ---------
 Change in net assets from Class B Share
   transactions......................................    $  5,824     $ 5,810     $   1,800     $  26,240
                                                         ========     ========    =========     =========
CLASS C SHARES:
 Proceeds from shares issued.........................    $  1,320     $   138     $     296     $     512
 Dividends reinvested................................          86          --(a)         38            62
 Cost of shares redeemed.............................        (267)         (6)          (54)         (734)
                                                         --------     --------    ---------     ---------
 Change in net assets from Class C Share
   transactions......................................    $  1,139     $   132     $     280     $    (160)
                                                         ========     ========    =========     =========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued..............................................       8,761      15,673           678         1,902
 Issued in Pegasus acquisition.......................          --          --            --        21,634
 Reinvested..........................................       5,138       2,544         1,255         1,316
 Redeemed............................................      (3,193)     (5,136)      (10,231)       (7,868)
                                                         --------     --------    ---------     ---------
 Change in Class I Shares............................      10,706      13,081        (8,298)       16,984
                                                         ========     ========    =========     =========
CLASS A SHARES:
 Issued..............................................       2,043       2,073           612         1,094
 Issued in Pegasus acquisition.......................          --          --            --           496
 Reinvested..........................................         225          73           251           424
 Redeemed............................................        (876)     (1,522)         (799)       (1,370)
                                                         --------     --------    ---------     ---------
 Change in Class A Shares............................       1,392         624            64           644
                                                         ========     ========    =========     =========
CLASS B SHARES:
 Issued..............................................         441         601           556         1,757
 Issued in Pegasus acquisition.......................          --          --            --           132
 Reinvested..........................................         147          75           351           585
 Redeemed............................................        (249)       (332)         (833)       (1,318)
                                                         --------     --------    ---------     ---------
 Change in Class B Shares............................         339         344            74         1,156
                                                         ========     ========    =========     =========
CLASS C SHARES:
 Issued..............................................          78           7            12            21
 Reinvested..........................................           5          --(a)          2             3
 Redeemed............................................         (15)         --(a)         (2)          (30)
                                                         --------     --------    ---------     ---------
 Change in Class C Shares............................          68           7            12            (6)
                                                         ========     ========    =========     =========

------------
(a) Amount is less than 1,000.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in Thousands)

                                                        DIVERSIFIED EQUITY FUND         BALANCED FUND
                                                       -------------------------   -----------------------
                                                        SIX MONTHS       YEAR       SIX MONTHS      YEAR
                                                          ENDED         ENDED         ENDED        ENDED
                                                       DECEMBER 31,    JUNE 30,    DECEMBER 31,   JUNE 30,
                                                           1999          1999          1999         1999
                                                       ------------   ----------   ------------   --------
                                                       (UNAUDITED)                 (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued.........................   $  98,621     $  244,173     $ 34,143     $ 36,925
 Proceeds from shares issued in Marquis
   acquisition.......................................          --             --           --      131,827
 Proceeds from shares issued in Pegasus
   acquisition.......................................          --      1,221,365           --           --
 Dividends reinvested................................      96,448         32,229        7,811        4,716
 Cost of shares redeemed.............................    (278,348)      (204,131)     (47,526)     (62,537)
                                                        ---------     ----------     --------     --------
 Change in net assets from Class I Share
   transactions......................................   $ (83,279)    $1,293,636     $ (5,572)    $110,931
                                                        =========     ==========     ========     ========
CLASS A SHARES:
 Proceeds from shares issued.........................   $  44,425     $   69,391     $ 45,475     $ 31,853
 Proceeds from shares issued in Marquis
   acquisition.......................................          --             --           --        4,842
 Proceeds from shares issued in Pegasus
   acquisition.......................................          --        265,416           --           --
 Dividends reinvested................................      17,676          5,259        5,774        5,175
 Cost of shares redeemed.............................     (67,090)      (104,515)     (13,911)     (13,842)
                                                        ---------     ----------     --------     --------
 Change in net assets from Class A Share
   transactions......................................   $  (4,989)    $  235,551     $ 37,338     $ 28,028
                                                        =========     ==========     ========     ========
CLASS B SHARES:
 Proceeds from shares issued.........................   $   6,509     $   17,518     $ 58,697     $123,871
 Proceeds from shares issued in Marquis
   acquisition.......................................          --             --           --        4,972
 Proceeds from shares issued in Pegasus
   acquisition.......................................          --         10,304           --           --
 Dividends reinvested................................       3,086          1,731       13,087       11,755
 Cost of shares redeemed.............................      (5,039)        (8,289)     (20,416)     (23,618)
                                                        ---------     ----------     --------     --------
 Change in net assets from Class B Share
   transactions......................................   $   4,556     $   21,264     $ 51,368     $116,980
                                                        =========     ==========     ========     ========
CLASS C SHARES:
 Proceeds from shares issued.........................   $   7,450     $    6,971
 Dividends reinvested................................         820            106
 Cost of shares redeemed.............................      (1,001)          (963)
                                                        ---------     ----------
 Change in net assets from Class C Share
   transactions......................................   $   7,269     $    6,114
                                                        =========     ==========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued..............................................       6,778         18,009        2,447        2,761
 Issued in Marquis acquisition.......................          --             --           --       10,055
 Issued in Pegasus acquisition.......................          --         84,872           --           --
 Reinvested..........................................       6,674          2,658          570          360
 Redeemed............................................     (18,913)       (14,566)      (3,450)      (4,598)
                                                        ---------     ----------     --------     --------
 Change in Class I Shares............................      (5,461)        90,973         (433)       8,578
                                                        =========     ==========     ========     ========
CLASS A SHARES:
 Issued..............................................       3,041          4,832        3,290        2,324
 Issued in Marquis acquisition.......................          --             --           --          379
 Issued in Pegasus acquisition.......................          --         18,470           --           --
 Reinvested..........................................       1,226            431          420          390
 Redeemed............................................      (4,582)        (7,220)      (1,004)      (1,030)
                                                        ---------     ----------     --------     --------
 Change in Class A Shares............................        (315)        16,513        2,706        2,063
                                                        =========     ==========     ========     ========
CLASS B SHARES:
 Issued..............................................         449          1,175        4,214        8,995
 Issued in Marquis acquisition.......................          --             --           --          368
 Issued in Pegasus acquisition.......................          --            725           --           --
 Reinvested..........................................         218            144          948          884
 Redeemed............................................        (351)          (473)      (1,472)      (1,744)
                                                        ---------     ----------     --------     --------
 Change in Class B Shares............................         316          1,571        3,690        8,503
                                                        =========     ==========     ========     ========
CLASS C SHARES:
 Issued..............................................         514            509
 Reinvested..........................................          57              9
 Redeemed............................................         (69)           (75)
                                                        ---------     ----------
 Change in Class C Shares............................         502            443
                                                        =========     ==========

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in Thousands)

                                                           EQUITY INDEX FUND                MARKET EXPANSION INDEX
                                                       -------------------------   -----------------------------------------
                                                        SIX MONTHS       YEAR       SIX MONTHS    SIX MONTHS      JULY 31,
                                                          ENDED         ENDED         ENDED          ENDED        1998 TO
                                                       DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,     DECEMBER 31,
                                                           1999          1999          1999        1999 (a)       1998 (b)
                                                       ------------   ----------   ------------   -----------   ------------
                                                       (UNAUDITED)                 (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued.........................   $ 186,797     $  174,081     $  5,476       $ 3,525       $ 1,396
 Proceeds from shares issued in Pegasus
   acquisition.......................................          --        749,135           --                          --
 Proceeds from shares issued in conversion...........          --        273,174           --                      26,440
 Dividends reinvested................................      18,691         12,878        4,905           619           893
 Cost of shares redeemed.............................    (146,275)      (203,117)     (12,349)       (3,116)       (2,485)
                                                        ---------     ----------     --------       -------       -------
 Change in net assets from Class I Share
   transactions......................................   $  59,213     $1,006,151     $ (1,968)      $ 1,028       $26,244
                                                        =========     ==========     ========       =======       =======
CLASS A SHARES:
 Proceeds from shares issued.........................   $ 164,773     $  254,473     $    937           234       $    28
 Proceeds from shares issued in Pegasus
   acquisition.......................................          --        346,768           --            --            --
 Dividends reinvested................................      13,927         10,991          231            --(c)         --(c)
 Cost of shares redeemed.............................    (104,842)      (167,505)        (117)           --(c)         --
                                                        ---------     ----------     --------       -------       -------
 Change in net assets from Class A Share
   transactions......................................   $  73,858     $  444,727     $  1,051       $   234       $    28
                                                        =========     ==========     ========       =======       =======
CLASS B SHARES:
 Proceeds from shares issued.........................   $  99,569     $  151,543     $  1,026           405       $    --(c)
 Proceeds from shares issued in Pegasus
   acquisition.......................................          --          6,353           --            --            --
 Dividends reinvested................................       8,521         13,505          298             1            --(c)
 Cost of shares redeemed.............................     (33,909)       (59,306)         (85)         (117)           --
                                                        ---------     ----------     --------       -------       -------
 Change in net assets from Class B Share
   transactions......................................   $  74,181     $  112,095     $  1,239       $   289       $    --
                                                        =========     ==========     ========       =======       =======
CLASS C SHARES:
 Proceeds from shares issued.........................   $  45,496     $   53,973     $     91       $    16
 Dividends reinvested................................       1,263            413           23            --(c)
 Cost of shares redeemed.............................      (5,603)        (4,159)         (19)           --(c)
                                                        ---------     ----------     --------       -------
 Change in net assets from Class C Share
   transactions......................................   $  41,156     $   50,227     $     95       $    16
                                                        =========     ==========     ========       =======
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued..............................................       5,832          6,096          549           352           141
 Issued in Pegasus acquisition.......................          --         24,863           --            --         2,644
 Issued in conversion................................          --          9,509           --            --            --
 Reinvested..........................................         571            503          592            63            91
 Redeemed............................................      (4,665)        (7,304)      (1,237)         (312)         (264)
                                                        ---------     ----------     --------       -------       -------
 Change in Class I Shares............................       1,738         33,667          (96)          103         2,612
                                                        =========     ==========     ========       =======       =======
CLASS A SHARES:
 Issued..............................................       5,237          8,685           94            23             3
 Issued in Pegasus acquisition.......................          --         11,516           --            --            --
 Reinvested..........................................         429            412           28            --(c)         --(c)
 Redeemed............................................      (3,331)        (5,621)         (11)           --(c)         --
                                                        ---------     ----------     --------       -------       -------
 Change in Class A Shares............................       2,335         14,992          111            23             3
                                                        =========     ==========     ========       =======       =======
CLASS B SHARES:
 Issued..............................................       3,185          5,293          101            40            --(c)
 Issued in Pegasus acquisition.......................          --            211           --            --            --
 Reinvested..........................................         261            514           36            --(c)         --(c)
 Redeemed............................................      (1,085)        (2,116)          (8)          (11)           --
                                                        ---------     ----------     --------       -------       -------
 Change in Class B Shares............................       2,361          3,902          129            29            --(c)
                                                        =========     ==========     ========       =======       =======
CLASS C SHARES:
 Issued..............................................       1,451          1,867           10             1
 Reinvested..........................................          39             15            3            --(c)
 Redeemed............................................        (178)          (141)          (2)           --(c)
                                                        ---------     ----------     --------       -------
 Change in Class C Shares............................       1,312          1,741           11             1
                                                        =========     ==========     ========       =======

------------
(a) Upon reorganizing as a fund of the One Group, the Pegasus Market Expansion Index Fund became the Market Expansion Index Fund. The Schedules of Capital Stock Activity for the periods prior to March 21, 1999 represent the Pegasus Market Expansion Index Fund.
(b) Period from commencement of operations.
(c) Amount is less than 1,000.

See notes to financial statements.

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One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in Thousands)

                                                         INTERNATIONAL EQUITY                    DIVERSIFIED
                                                              INDEX FUND                     INTERNATIONAL FUND
                                                       ------------------------   -----------------------------------------
                                                        SIX MONTHS      YEAR       SIX MONTHS    SIX MONTHS        YEAR
                                                          ENDED         ENDED        ENDED          ENDED         ENDED
                                                       DECEMBER 31,   JUNE 30,    DECEMBER 31,    JUNE 30,     DECEMBER 31,
                                                           1999         1999          1999        1999 (a)         1998
                                                       ------------   ---------   ------------   -----------   ------------
                                                       (UNAUDITED)                (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued.........................   $  60,229     $ 148,687     $ 40,756      $ 25,895      $ 109,588
 Proceeds from shares issued in Marquis
   acquisition.......................................          --         1,093           --            --             --
 Dividends reinvested................................       8,219         3,210        6,000           245          2,089
 Cost of shares redeemed.............................     (59,954)     (104,900)     (53,807)      (44,735)      (101,966)
                                                        ---------     ---------     --------      --------      ---------
 Change in net assets from Class I Share
   transactions......................................   $   8,494     $  48,090     $ (7,051)     $(18,595)     $   9,711
                                                        =========     =========     ========      ========      =========
CLASS A SHARES:
 Proceeds from shares issued.........................   $ 214,817     $ 189,671     $ 84,342      $ 22,419      $  26,637
 Proceeds from shares issued in Marquis
   acquisition.......................................          --           305           --            --             --
 Dividends reinvested................................         716         1,546          531           128            391
 Cost of shares redeemed.............................    (225,694)     (163,287)     (92,260)      (35,203)       (14,357)
                                                        ---------     ---------     --------      --------      ---------
 Change in net assets from Class A Share
   transactions......................................   $ (10,161)    $  28,235     $ (7,387)     $(12,656)     $  12,671
                                                        =========     =========     ========      ========      =========
CLASS B SHARES:
 Proceeds from shares issued.........................   $   4,595     $   6,916     $  1,002      $    400      $     818
 Proceeds from shares issued in Marquis
   acquisition.......................................          --           268           --            --             --
 Dividends reinvested................................         311           902           58             5             19
 Cost of shares redeemed.............................      (3,152)       (3,621)        (257)         (658)          (310)
                                                        ---------     ---------     --------      --------      ---------
 Change in net assets from Class B Share
   transactions......................................   $   1,754     $   4,465     $    803      $   (253)     $     527
                                                        =========     =========     ========      ========      =========
CLASS C SHARES:
 Proceeds from shares issued.........................   $   4,971     $   2,259     $    118      $      5
 Dividends reinvested................................          92            24            1            --
 Cost of shares redeemed.............................        (365)         (153)          (2)           --
                                                        ---------     ---------     --------      --------
 Change in net assets from Class C Share
   transactions......................................   $   4,698     $   2,130     $    117      $      5
                                                        =========     =========     ========      ========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued..............................................       3,049         8,534        2,460         1,809          8,439
 Issued in Marquis acquisition.......................          --            63           --            --             --
 Reinvested..........................................         394           188          339            18            162
 Redeemed............................................      (3,018)       (6,114)      (3,376)       (3,100)        (7,899)
                                                        ---------     ---------     --------      --------      ---------
 Change in Class I Shares............................         425         2,671         (577)       (1,273)           702
                                                        =========     =========     ========      ========      =========
CLASS A SHARES:
 Issued..............................................      11,039        10,538        5,355         1,550          2,044
 Issued in Marquis acquisition.......................          --            17           --            --             --
 Reinvested..........................................          34            90           29             9             30
 Redeemed............................................     (11,527)       (9,001)      (5,775)       (2,428)        (1,095)
                                                        ---------     ---------     --------      --------      ---------
 Change in Class A Shares............................        (454)        1,644         (391)         (869)           979
                                                        =========     =========     ========      ========      =========
CLASS B SHARES:
 Issued..............................................         242           410           66            28             65
 Issued in Marquis acquisition.......................          --            16           --            --             --
 Reinvested..........................................          16            55            3            --(b)           1
 Redeemed............................................        (168)         (216)         (17)          (48)           (26)
                                                        ---------     ---------     --------      --------      ---------
 Change in Class B Shares............................          90           265           52           (20)            40
                                                        =========     =========     ========      ========      =========
CLASS C SHARES:
 Issued..............................................         250           127            8            --(b)
 Reinvested..........................................           4             1           --(b)         --
 Redeemed............................................         (18)           (9)          --(b)         --
                                                        ---------     ---------     --------      --------
 Change in Class C Shares............................         236           119            8            --(b)
                                                        =========     =========     ========      ========

------------
(a) Upon reorganizing as a fund of the One Group, the Pegasus International Equity Fund became the Diversified International Fund. The Schedules of Capital Stock Activity for the periods prior to March 21, 1999 represent the Pegasus International Equity Fund.
(b) Amount is less than 1,000.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     SMALL CAP GROWTH FUND
                                                  -----------------------------------------------------------
                                                                        CLASS I SHARES
                                                  -----------------------------------------------------------
                                                   SIX MONTHS                                       MARCH 26,
                                                     ENDED              YEAR ENDED JUNE 30,          1996 TO
                                                  DECEMBER 31,    -------------------------------   JUNE 30,
                                                      1999          1999        1998       1997     1996 (a)
                                                  ------------    --------    --------    -------   ---------
                                                  (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.........................      $  10.62      $  12.05    $  10.94    $ 10.75    $ 10.00
                                                    --------      --------    --------    -------    -------
Investment Activities:
  Net investment income (loss)................         (0.01)           --          --      (0.02)        --
  Net realized and unrealized gains (losses)
    from investments..........................          1.56         (0.24)       2.44       1.31       0.78
                                                    --------      --------    --------    -------    -------
    Total from Investment Activities..........          1.55         (0.24)       2.44       1.29       0.78
                                                    --------      --------    --------    -------    -------
Distributions:
  Net realized gains..........................         (0.88)        (1.19)      (1.33)     (1.10)     (0.03)
                                                    --------      --------    --------    -------    -------
    Total Distributions.......................         (0.88)        (1.19)      (1.33)     (1.10)     (0.03)
                                                    --------      --------    --------    -------    -------
NET ASSET VALUE, END OF PERIOD................      $  11.29      $  10.62    $  12.05    $ 10.94    $ 10.75
                                                    ========      ========    ========    =======    =======
Total Return..................................         15.13%(b)     (0.72)%     23.58%     13.44%     13.39%(b)(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)...........      $171,538      $130,974    $114,951    $78,318    $83,371
  Ratio of expenses to average net assets.....          1.05%(d)      1.06%       1.06%      1.02%      0.96%(d)
  Ratio of net investment income to average
    net assets................................         (0.09)%(d)     0.00%      (0.05)%    (0.16)%    (0.16)%(d)
  Ratio of expenses to average net assets*....          1.09%(d)      1.09%       1.09%      1.12%      1.05%(d)
  Ratio of net investment income to average
    net assets*...............................         (0.13)%(d)    (0.03)%     (0.08)%    (0.26)%    (0.25)%(d)
  Portfolio turnover (e)......................         63.28%       127.83%      83.77%     92.01%     59.57%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from date reorganized as a fund of the One Group.
(b) Not annualized.
(c) Represents total return for Class A Shares from December 1, 1995 through March 25, 1996 plus total return for Class I Shares for the period from March 26, 1996 through June 30, 1996.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

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--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   SMALL CAP GROWTH FUND
                                        ----------------------------------------------------------------------------
                                                                       CLASS A SHARES
                                        ----------------------------------------------------------------------------
                                         SIX MONTHS                                      SEVEN MONTHS       YEAR
                                           ENDED             YEAR ENDED JUNE 30,            ENDED          ENDED
                                        DECEMBER 31,    -----------------------------      JUNE 30,     NOVEMBER 30,
                                            1999         1999       1998       1997        1996 (a)         1995
                                        ------------    -------    -------    -------    ------------   ------------
                                        (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD...............      $ 10.61       $ 12.02    $ 10.94    $ 10.73      $ 11.50        $  9.36
                                          -------       -------    -------    -------      -------        -------
Investment Activities:
  Net investment income (loss)......         0.01         (0.02)     (0.03)     (0.04)       (0.07)         (0.04)
  Net realized and unrealized gains
    (losses) from investments.......         1.53         (0.20)      2.44       1.35         1.40           2.35
                                          -------       -------    -------    -------      -------        -------
    Total from Investment
       Activities...................         1.54         (0.22)      2.41       1.31         1.33           2.31
                                          -------       -------    -------    -------      -------        -------
Distributions:
  Net realized gains................        (0.88)        (1.19)     (1.33)     (1.10)       (2.10)         (0.17)
                                          -------       -------    -------    -------      -------        -------
    Total Distributions.............        (0.88)        (1.19)     (1.33)     (1.10)       (2.10)         (0.17)
                                          -------       -------    -------    -------      -------        -------
NET ASSET VALUE, END OF PERIOD......      $ 11.27       $ 10.61    $ 12.02    $ 10.94      $ 10.73        $ 11.50
                                          =======       =======    =======    =======      =======        =======
Total Return (Excludes Sales
  Charge)...........................        15.05%(b)     (0.53)%    23.28%     13.52%       12.85%(b)      25.07%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000)...........................      $52,049       $22,081    $21,634    $17,299      $18,356        $95,467
  Ratio of expenses to average net
    assets..........................         1.30%(c)      1.31%      1.31%      1.27%        1.05%(c)       1.03%
  Ratio of net investment income to
    average net assets..............        (0.29)%(c)    (0.24)%    (0.31)%    (0.41)%       0.33%(c)      (0.36)%
  Ratio of expenses to average net
    assets*.........................         1.44%(c)      1.44%      1.44%      1.45%        1.07%(c)       1.03%
  Ratio of net investment income to
    average net assets*.............        (0.43)%(c)    (0.37)%    (0.44)%    (0.59)%      (0.35)%(c)     (0.36)%
  Portfolio turnover (d)............        63.28%       127.83%     83.77%     92.01%       59.57%         65.00%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of the One Group, the Paragon Gulf South Growth Fund became the Gulf South Growth Fund. Financial highlights for the periods prior to March 26, 1996 represents the Paragon Gulf South Growth Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $15.70 to $10.00 effective March 26, 1996.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     SMALL CAP GROWTH FUND
                                          ---------------------------------------------------------------------------
                                                                        CLASS B SHARES
                                          ---------------------------------------------------------------------------
                                           SIX MONTHS                                    SEVEN MONTHS        YEAR
                                             ENDED            YEAR ENDED JUNE 30,           ENDED           ENDED
                                          DECEMBER 31,    ---------------------------      JUNE 30,      NOVEMBER 30,
                                              1999         1999       1998      1997       1996 (a)          1995
                                          ------------    -------    ------    ------    ------------    ------------
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD..............................      $ 10.26       $ 11.79    $10.84    $10.72       $11.56          $ 9.47
                                            -------       -------    ------    ------       ------          ------
Investment Activities:
  Net investment income (loss)........         0.02         (0.06)    (0.03)    (0.10)       (0.06)          (0.07)
  Net realized and unrealized gains
    (losses) from investments.........         1.41         (0.28)     2.31      1.32         1.35            2.33
                                            -------       -------    ------    ------       ------          ------
    Total from Investment
       Activities.....................         1.43         (0.34)     2.28      1.22         1.29            2.26
                                            -------       -------    ------    ------       ------          ------
Distributions:
  Net realized gains..................        (0.88)        (1.19)    (1.33)    (1.10)       (2.13)          (0.17)
                                            -------       -------    ------    ------       ------          ------
    Total Distributions...............        (0.88)        (1.19)    (1.33)    (1.10)       (2.13)          (0.17)
                                            -------       -------    ------    ------       ------          ------
NET ASSET VALUE, END OF PERIOD........      $ 10.81       $ 10.26    $11.79    $10.84       $10.72          $11.56
                                            =======       =======    ======    ======       ======          ======
Total Return (Excludes Sales
  Charge).............................        14.48%(b)     (1.69)%   22.24%    12.74%       12.47%(b)       24.21%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)...      $17,707       $10,278    $8,567    $3,835       $2,545          $1,814
  Ratio of expenses to average net
    assets............................         2.05%(c)      2.06%     2.06%     2.02%        1.87%(c)        1.78%
  Ratio of net investment income to
    average net assets................        (1.07)%(c)    (1.00)%   (1.02)%   (1.16)%      (1.10)%(c)      (1.16)%
  Ratio of expenses to average net
    assets*...........................         2.09%(c)      2.09%     2.09%     2.12%        1.92%(c)        1.78%
  Ratio of net investment income to
    average net assets*...............        (1.11)%(c)    (1.03)%   (1.05)%   (1.26)%      (1.15)%(c)      (1.16)%
  Portfolio turnover (d)..............        63.28%       127.83%    83.77%    92.01%       59.57%          65.00%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of the One Group, the Paragon Gulf South Growth Fund became the Gulf South Growth Fund. Financial highlights for the periods prior to March 26, 1996 represents the Paragon Gulf South Growth Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $15.70 to $10.00 effective March 26, 1996.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       SMALL CAP GROWTH FUND
                                                               -------------------------------------
                                                                          CLASS C SHARES
                                                               -------------------------------------
                                                                SIX MONTHS      YEAR     NOVEMBER 4,
                                                                  ENDED        ENDED       1997 TO
                                                               DECEMBER 31,   JUNE 30,    JUNE 30,
                                                                   1999         1999      1998 (a)
                                                               ------------   --------   -----------
                                                               (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $10.43       $11.97      $13.03
                                                                  ------       ------      ------
Investment Activities:
  Net investment income (loss)..............................       (0.02)       (0.08)      (0.02)
  Net realized and unrealized gains (losses) from
    investments.............................................        1.51        (0.27)       0.29
                                                                  ------       ------      ------
    Total from Investment Activities........................        1.49       $(0.35)       0.27
                                                                  ------       ------      ------
Distributions:
  Net realized gains........................................       (0.88)       (1.19)      (1.33)
                                                                  ------       ------      ------
    Total Distributions.....................................       (0.88)       (1.19)      (1.33)
                                                                  ------       ------      ------
NET ASSET VALUE, END OF PERIOD..............................      $11.04       $10.43      $11.97
                                                                  ======       ======      ======
Total Return (Excludes Sales Charge)........................       14.83%(b)    (1.75)%      3.08%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................      $  214       $  129      $   90
  Ratio of expenses to average net assets...................        2.05%(c)     2.06%       2.05%(c)
  Ratio of net investment income to average net assets......       (1.07)%(c)   (1.02)%     (0.85)%(c)
  Ratio of expenses to average net assets*..................        2.09%(c)     2.09%       2.07%(c)
  Ratio of net investment income to average net assets*.....       (1.11)%(c)   (1.05)%     (0.87)%(c)
  Portfolio turnover (d)....................................       63.28%      127.83%      83.77%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                SMALL CAP VALUE FUND
                                     ---------------------------------------------------------------------------
                                                                   CLASS I SHARES
                                     ---------------------------------------------------------------------------
                                      SIX MONTHS     SIX MONTHS                                     JANUARY 27,
                                        ENDED          ENDED          YEAR ENDED DECEMBER 31,         1995 TO
                                     DECEMBER 31,     JUNE 30,     ------------------------------   DECEMBER 31,
                                         1999         1999 (a)       1998       1997       1996       1995 (b)
                                     ------------    ----------    --------   --------   --------   ------------
                                     (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD.........................      $  14.26       $  15.02     $  16.22   $  13.80   $  12.19     $ 10.00
                                       --------       --------     --------   --------   --------     -------
Investment Activities:
  Net investment income (loss)...          0.01          (0.02)       (0.07)     (0.05)     (0.01)       0.06
  Net realized and unrealized
    gains (losses) from
    investments..................         (1.11)         (0.66)       (0.60)      4.24       3.13        2.44
                                       --------       --------     --------   --------   --------     -------
    Total from Investment
       Activities................         (1.10)         (0.68)       (0.67)      4.19       3.12        2.50
                                       --------       --------     --------   --------   --------     -------
Distributions:
  Net investment income..........            --             --           --         --         --       (0.06)
  In excess of net investment
    income.......................            --             --           --         --      (0.01)         --
  Net realized gains.............            --          (0.08)       (0.46)     (1.77)     (1.50)      (0.25)
  In excess of net realized
    gains........................            --             --        (0.07)        --         --          --
                                       --------       --------     --------   --------   --------     -------
    Total Distributions..........            --          (0.08)       (0.53)     (1.77)     (1.51)      (0.31)
                                       --------       --------     --------   --------   --------     -------
NET ASSET VALUE, END OF PERIOD...      $  13.16       $  14.26     $  15.02   $  16.22   $  13.80     $ 12.19
                                       ========       ========     ========   ========   ========     =======
Total Return.....................         (7.71)%(c)     (4.48)%(c)    (4.11)%    30.60%    25.63%      25.08%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000)........................      $188,942       $246,712     $276,754   $217,908   $125,840     $92,926
  Ratio of expenses to average
    net assets...................          0.92%(d)       0.94%(d)     0.94%      0.93%      0.88%       0.85%(d)
  Ratio of net investment income
    to average net assets........          0.10%(d)      (0.35)%(d)    (0.48)%    (0.43)%    (0.04)%      0.59%(d)
  Ratio of expenses to average
    net assets*..................          1.05%(d)       1.03%(d)     0.94%      0.93%      1.02%       1.09%(d)
  Ratio of net investment income
    to average net assets*.......         (0.03)%(d)     (0.44)%(d)    (0.48)%    (0.43)%    (0.18)%      0.35%(d)
  Portfolio turnover (e).........         85.38%         50.90%       42.39%     58.29%     93.82%      38.89%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of the One Group, the Pegasus Small Cap Opportunity Fund became the Small Cap Value Fund. The Financial Highlights for the periods prior to March 21, 1999 represent the Pegasus Small Cap Opportunity Fund.
(b) Period from commencement of operations.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  SMALL CAP VALUE FUND
                                         -----------------------------------------------------------------------
                                                                     CLASS A SHARES
                                         -----------------------------------------------------------------------
                                          SIX MONTHS     SIX MONTHS                                 JANUARY 27,
                                            ENDED          ENDED        YEAR ENDED DECEMBER 31,       1995 TO
                                         DECEMBER 31,     JUNE 30,     --------------------------   DECEMBER 31,
                                             1999         1999 (a)      1998      1997      1996      1995 (b)
                                         ------------    ----------    -------   -------   ------   ------------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................      $ 14.04        $ 14.81      $ 16.03   $ 13.70   $12.20      $10.00
                                           -------        -------      -------   -------   ------      ------
Investment Activities:
  Net investment income (loss).......        (0.02)         (0.05)       (0.10)    (0.06)   (0.02)       0.02
  Net realized and unrealized gains
    (losses) from investments........        (1.05)         (0.64)       (0.59)     4.16     3.02        2.45
                                           -------        -------      -------   -------   ------      ------
    Total from Investment
       Activities....................        (1.07)         (0.69)       (0.69)     4.10     3.00        2.47
                                           -------        -------      -------   -------   ------      ------
Distributions:
  Net investment income..............           --             --           --        --       --       (0.02)
  Net realized gains.................           --          (0.08)       (0.46)    (1.77)   (1.50)      (0.25)
  In excess of net realized gains....           --             --        (0.07)       --       --          --
                                           -------        -------      -------   -------   ------      ------
    Total Distributions..............           --          (0.08)       (0.53)    (1.77)   (1.50)      (0.27)
                                           -------        -------      -------   -------   ------      ------
NET ASSET VALUE, END OF PERIOD.......      $ 12.97        $ 14.04      $ 14.81   $ 16.03   $13.70      $12.20
                                           =======        =======      =======   =======   ======      ======
Total Return (Excludes Sales
  Charge)............................        (7.62)%(c)     (4.61)%(c)   (4.29)%   30.16%   24.59%      24.80%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000)............................      $19,845        $26,592      $32,217   $21,836   $6,697      $  672
  Ratio of expenses to average net
    assets...........................         1.17%(d)       1.17%(d)     1.19%     1.18%    1.13%       1.25%(d)
  Ratio of net investment income to
    average net assets...............        (0.16)%(d)     (0.58)%(d)   (0.73)%   (0.68)%  (0.29)%      0.19%(d)
  Ratio of expenses to average net
    assets*..........................         1.40%(d)       1.29%(d)     1.19%     1.18%    1.24%       2.56%(d)
  Ratio of net investment income to
    average net assets*..............        (0.39)%(d)     (0.70)%(d)   (0.73)%   (0.68)%  (0.40)%     (1.12)%(d)
  Portfolio turnover (e).............        85.38%         50.90%       42.39%    58.29%   93.82%      38.89%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of the One Group, the Pegasus Small Cap Opportunity Fund became the Small Cap Value Fund. The Financial Highlights for the periods prior to March 21, 1999 represent the Pegasus Small Cap Opportunity Fund.
(b) Period from commencement of operations.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   SMALL CAP VALUE FUND
                                           ---------------------------------------------------------------------
                                                                      CLASS B SHARES
                                           ---------------------------------------------------------------------
                                            SIX MONTHS     SIX MONTHS                               JANUARY 27,
                                              ENDED          ENDED       YEAR ENDED DECEMBER 31,      1995 TO
                                           DECEMBER 31,     JUNE 30,     ------------------------   DECEMBER 31,
                                               1999         1999 (a)      1998     1997     1996      1995 (b)
                                           ------------    ----------    ------   ------   ------   ------------
                                           (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...       $13.63         $14.41      $15.74   $13.58   $12.12      $10.00
                                              ------         ------      ------   ------   ------      ------
Investment Activities:
  Net investment income (loss).........        (0.07)         (0.11)      (0.17)   (0.07)   (0.04)      (0.03)
  Net realized and unrealized gains
    (losses) from investments..........        (1.04)         (0.59)      (0.63)    4.00     3.00        2.40
                                              ------         ------      ------   ------   ------      ------
    Total from Investment Activities...        (1.11)         (0.70)      (0.80)    3.93     2.96        2.37
                                              ------         ------      ------   ------   ------      ------
Distributions:
  Net realized gains...................           --          (0.08)      (0.46)   (1.77)   (1.50)      (0.25)
  In excess of net realized gains......           --             --       (0.07)      --       --          --
                                              ------         ------      ------   ------   ------      ------
    Total Distributions................           --          (0.08)      (0.53)   (1.77)   (1.50)      (0.25)
                                              ------         ------      ------   ------   ------      ------
NET ASSET VALUE, END OF PERIOD.........       $12.52         $13.63      $14.41   $15.74   $13.58      $12.12
                                              ======         ======      ======   ======   ======      ======
Total Return (Excludes Sales Charge)...        (8.14)%(c)     (4.81)%(c)  (5.11)%  29.17%   24.42%      23.76%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)....       $2,845         $3,320      $4,014   $1,799   $  110      $   15
  Ratio of expenses to average net
    assets.............................         1.92%(d)       1.94%(d)    1.94%    1.93%    1.88%       2.00%(d)
  Ratio of net investment income to
    average net assets.................        (0.89)%(d)     (1.34)%(d)  (1.48)%  (1.43)%  (1.04)%     (0.51)%(d)
  Ratio of expenses to average net
    assets*............................         2.05%(d)       2.02%(d)    1.94%    1.93%    3.04%       9.52%(d)
  Ratio of net investment income to
    average net assets*................        (1.02)%(d)     (1.42)%(d)  (1.48)%  (1.43)%  (2.20)%     (8.03)%(d)
  Portfolio turnover (e)...............        85.38%         50.90%      42.39%   58.29%   93.82%      38.89%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of the One Group, the Pegasus Small Cap Opportunity Fund became the Small Cap Value Fund. The Financial Highlights for the periods prior to March 21, 1999 represent the Pegasus Small Cap Opportunity Fund.
(b) Period from commencement of operations.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  SMALL CAP VALUE FUND
                                                                -------------------------
                                                                     CLASS C SHARES
                                                                -------------------------
                                                                 SIX MONTHS     MARCH 22,
                                                                   ENDED         1999 TO
                                                                DECEMBER 31,    JUNE 30,
                                                                    1999        1999 (a)
                                                                ------------    ---------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................       $13.60        $12.07
                                                                   ------        ------
Investment Activities:
  Net realized and unrealized gains (losses) from
    investments.............................................        (1.09)         1.53
                                                                   ------        ------
    Total from Investment Activities........................        (1.09)         1.53
                                                                   ------        ------
Distributions:
    Total Distributions.....................................           --            --
                                                                   ------        ------
NET ASSET VALUE, END OF PERIOD..............................       $12.51        $13.60
                                                                   ======        ======
Total Return (Excludes Sales Charge)........................        (8.01)%(b)    12.68%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................       $   40        $   19
  Ratio of expenses to average net assets...................         1.92%(c)      1.94%(c)
  Ratio of net investment income to average net assets......        (0.76)%(c)    (1.13)%(c)
  Ratio of expenses to average net assets*..................         2.05%(c)      2.11%(c)
  Ratio of net investment income to average net assets*.....        (0.89)%(c)    (1.30)%(c)
  Portfolio turnover (d)....................................        85.38%        50.90%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 MID CAP GROWTH FUND
                                        ----------------------------------------------------------------------
                                                                    CLASS I SHARES
                                        ----------------------------------------------------------------------
                                         SIX MONTHS
                                           ENDED                         YEAR ENDED JUNE 30,
                                        DECEMBER 31,    ------------------------------------------------------
                                            1999           1999        1998       1997       1996       1995
                                        ------------    ----------   --------   --------   --------   --------
                                        (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD..............................   $    25.32     $    22.51   $  19.46   $  18.81   $  18.40   $  15.96
                                         ----------     ----------   --------   --------   --------   --------
Investment Activities:
  Net investment income (loss)........        (0.03)         (0.07)     (0.07)      0.25       0.20       0.06
  Net realized and unrealized gains
    (losses) from investments.........         4.74           5.58       5.70       3.59       3.83       2.98
                                         ----------     ----------   --------   --------   --------   --------
    Total from Investment
       Activities.....................         4.71           5.51       5.63       3.84       4.03       3.04
                                         ----------     ----------   --------   --------   --------   --------
Distributions:
  Net investment income...............           --             --         --      (0.25)     (0.20)     (0.06)
  In excess of net investment
    income............................           --             --         --      (0.02)        --         --
  Net realized gains..................        (4.08)         (2.70)     (2.58)     (2.92)     (3.42)     (0.54)
                                         ----------     ----------   --------   --------   --------   --------
    Total Distributions...............        (4.08)         (2.70)     (2.58)     (3.19)     (3.62)     (0.60)
                                         ----------     ----------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD........   $    25.95     $    25.32   $  22.51   $  19.46   $  18.81   $  18.40
                                         ==========     ==========   ========   ========   ========   ========
Total Return..........................        19.27%(a)      28.39%     31.11%     22.75%     24.63%     19.75%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)...   $1,345,458     $1,164,884   $868,901   $623,911   $532,525   $413,518
  Ratio of expenses to average net
    assets............................         1.00%(b)       0.99%      1.00%      0.99%      1.00%      0.98%
  Ratio of net investment income to
    average net assets................        (0.27)%(b)      (0.35)%    (0.36)%     1.32%     1.15%      0.38%
  Ratio of expenses to average net
    assets*...........................         1.00%(b)       0.99%      1.00%      0.99%      1.01%      0.98%
  Ratio of net investment income to
    average net assets*...............        (0.27)%(b)      (0.35)%    (0.36)%     1.32%     1.14%      0.38%
  Portfolio turnover (c)..............        80.41%        141.46%    158.43%    301.35%    435.30%    132.63%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     MID CAP GROWTH FUND
                                               ----------------------------------------------------------------
                                                                        CLASS A SHARES
                                               ----------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                      YEAR ENDED JUNE 30,
                                               DECEMBER 31,    ------------------------------------------------
                                                   1999          1999      1998      1997      1996      1995
                                               ------------    --------   -------   -------   -------   -------
                                               (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.......      $  25.02      $  22.36   $ 19.37   $ 18.76   $ 18.36   $ 15.93
                                                 --------      --------   -------   -------   -------   -------
Investment Activities:
  Net investment income (loss).............         (0.04)        (0.10)    (0.08)     0.21      0.17      0.02
  Net realized and unrealized gains
    (losses) from investments..............          4.65          5.46      5.65      3.58      3.80      2.98
                                                 --------      --------   -------   -------   -------   -------
    Total from Investment Activities.......          4.61          5.36      5.57      3.79      3.97      3.00
                                                 --------      --------   -------   -------   -------   -------
Distributions:
  Net investment income....................            --            --        --     (0.24)    (0.15)    (0.01)
  In excess of net investment income.......            --            --        --     (0.02)       --     (0.02)
  Net realized gains.......................         (4.08)        (2.70)    (2.58)    (2.92)    (3.42)    (0.54)
                                                 --------      --------   -------   -------   -------   -------
    Total Distributions....................         (4.08)        (2.70)    (2.58)    (3.18)    (3.57)    (0.57)
                                                 --------      --------   -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD.............      $  25.55      $  25.02   $ 22.36   $ 19.37   $ 18.76   $ 18.36
                                                 ========      ========   =======   =======   =======   =======
Total Return (Excludes Sales Charge).......         19.10%(a)     27.87%    30.95%    22.52%    24.32%    19.50%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)........      $212,824      $159,292   $95,647   $43,370   $28,052   $11,178
  Ratio of expenses to average net
    assets.................................          1.25%(b)      1.24%     1.25%     1.25%     1.25%     1.23%
  Ratio of net investment income to average
    net assets.............................         (0.52)%(b)    (0.60)%   (0.60)%    0.92%     0.90%     0.12%
  Ratio of expenses to average net
    assets*................................          1.35%(b)      1.34%     1.35%     1.34%     1.36%     1.33%
  Ratio of net investment income to average
    net assets*............................         (0.62)%(b)    (0.70)%   (0.70)%    0.83%     0.79%     0.02%
  Portfolio turnover (c)...................         80.41%       141.46%   158.43%   301.35%   435.30%   132.63%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     MID CAP GROWTH FUND
                                                --------------------------------------------------------------
                                                                        CLASS B SHARES
                                                --------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED                     YEAR ENDED JUNE 30,
                                                DECEMBER 31,   -----------------------------------------------
                                                    1999         1999      1998      1997      1996      1995
                                                ------------   --------   -------   -------   -------   ------
                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........      $  23.67     $  21.44   $ 18.82   $ 18.43   $ 18.14   $15.85
                                                  --------     --------   -------   -------   -------   ------
Investment Activities:
  Net investment income (loss)..............         (0.06)       (0.18)    (0.15)     0.11      0.09    (0.07)
  Net realized and unrealized gains (losses)
    from investments........................          4.31         5.11      5.35      3.44      3.69     2.90
                                                  --------     --------   -------   -------   -------   ------
    Total from Investment Activities........          4.25         4.93      5.20      3.55      3.78     2.83
                                                  --------     --------   -------   -------   -------   ------
Distributions:
  Net investment income.....................            --           --        --     (0.22)    (0.07)      --
  In excess of net investment income........            --           --        --     (0.02)       --       --
  Net realized gains........................         (4.08)       (2.70)    (2.58)    (2.92)    (3.42)   (0.54)
                                                  --------     --------   -------   -------   -------   ------
    Total Distributions.....................         (4.08)       (2.70)    (2.58)    (3.16)    (3.49)   (0.54)
                                                  --------     --------   -------   -------   -------   ------
NET ASSET VALUE, END OF PERIOD..............      $  23.84     $  23.67   $ 21.44   $ 18.82   $ 18.43   $18.14
                                                  ========     ========   =======   =======   =======   ======
Total Return (Excludes Sales Charge)........         18.66%(a)    26.96%    29.79%    21.73%    23.53%   18.47%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........      $196,084     $147,600   $90,930   $37,409   $12,910   $2,787
  Ratio of expenses to average net assets...          2.00%(b)     1.99%     2.00%     2.00%     2.00%    1.98%
  Ratio of net investment income to average
    net assets..............................         (1.27)%(b)    (1.35)%   (1.35)%    0.01%    0.15%   (0.63)%
  Ratio of expenses to average net
    assets*.................................          2.00%(b)     1.99%     2.00%     2.00%     2.01%    1.98%
  Ratio of net investment income to average
    net assets*.............................         (1.27)%(b)    (1.35)%   (1.35)%    0.01%    0.14%   (0.63)%
  Portfolio turnover (c)....................         80.41%      141.46%   158.43%   301.35%   435.30%  132.63%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        MID CAP GROWTH FUND
                                                              ---------------------------------------
                                                                          CLASS C SHARES
                                                              ---------------------------------------
                                                               SIX MONTHS       YEAR      NOVEMBER 4,
                                                                 ENDED         ENDED        1997 TO
                                                              DECEMBER 31,    JUNE 30,     JUNE 30,
                                                                  1999          1999       1998 (a)
                                                              ------------    --------    -----------
                                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................    $ 25.04       $ 22.42       $ 21.47
                                                                -------       -------       -------
Investment Activities:
  Net investment income (loss)..............................      (0.06)        (0.15)        (0.04)
  Net realized and unrealized gains (losses) from
    investments.............................................       4.62          5.47          2.77
                                                                -------       -------       -------
    Total from Investment Activities........................       4.56          5.32          2.73
                                                                -------       -------       -------
Distributions:
  Net realized gains........................................      (4.08)        (2.70)        (1.78)
                                                                -------       -------       -------
    Total Distributions.....................................      (4.08)        (2.70)        (1.78)
                                                                -------       -------       -------
NET ASSET VALUE, END OF PERIOD..............................    $ 25.52       $ 25.04       $ 22.42
                                                                =======       =======       =======
Total Return (Excludes Sales Charge)........................      18.87%(b)     27.57%        14.27%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................    $40,088       $16,597       $ 1,088
  Ratio of expenses to average net assets...................       2.00%(c)      1.99%         2.01%
  Ratio of net investment income to average net assets......      (1.27)%(c)    (1.32)%       (1.31)%
  Portfolio turnover (d)....................................      80.41%       141.46%       158.43%

------------

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                MID CAP VALUE FUND
                                     -------------------------------------------------------------------------
                                                                  CLASS I SHARES
                                     -------------------------------------------------------------------------
                                      SIX MONTHS
                                        ENDED                            YEAR ENDED JUNE 30,
                                     DECEMBER 31,       ------------------------------------------------------
                                         1999              1999        1998       1997       1996       1995
                                     ------------       ----------   --------   --------   --------   --------
                                     (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD..............    $  14.88         $    16.90   $  15.65   $  14.69   $  13.20   $  11.90
                                       --------         ----------   --------   --------   --------   --------
Investment Activities:
  Net investment income (loss).....        0.05               0.13       0.14       0.22       0.29       0.28
  Net realized and unrealized gains
    (losses) from investments......       (0.61)              0.24       3.99       2.57       2.27       1.57
                                       --------         ----------   --------   --------   --------   --------
    Total from Investment
       Activities..................       (0.56)              0.37       4.13       2.79       2.56       1.85
                                       --------         ----------   --------   --------   --------   --------
Distributions:
  Net investment income............       (0.05)             (0.13)     (0.14)     (0.22)     (0.29)     (0.27)
  Net realized gains...............       (1.30)             (2.26)     (2.74)     (1.61)     (0.78)     (0.28)
                                       --------         ----------   --------   --------   --------   --------
    Total Distributions............       (1.35)             (2.39)     (2.88)     (1.83)     (1.07)     (0.55)
                                       --------         ----------   --------   --------   --------   --------
NET ASSET VALUE,
  END OF PERIOD....................    $  12.97         $    14.88   $  16.90   $  15.65   $  14.69   $  13.20
                                       ========         ==========   ========   ========   ========   ========
Total Return.......................       (3.62)%(a)          3.82%     28.27%     20.56%     20.10%     16.03%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000)..........................    $932,629         $1,057,827   $634,672   $562,302   $522,474   $448,530
  Ratio of expenses to average
    net assets.....................        0.97%(b)           0.95%      0.96%      0.98%      0.99%      1.00%
  Ratio of net investment income to
    average net assets.............        0.80%(b)           0.94%      0.85%      1.52%      2.04%      2.21%
  Ratio of expenses to average
    net assets*....................        0.99%(b)           0.96%      0.96%      0.98%      1.00%      1.10%
  Ratio of net investment income to
    average net assets*............        0.78%(b)           0.93%      0.85%      1.52%      2.03%      2.11%
  Portfolio Turnover (c)...........       51.33%            115.65%    106.41%     92.66%     90.55%    176.66%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   MID CAP VALUE FUND
                                            -----------------------------------------------------------------
                                                                     CLASS A SHARES
                                            -----------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                       YEAR ENDED JUNE 30,
                                            DECEMBER 31,     ------------------------------------------------
                                                1999           1999      1998      1997      1996      1995
                                            ------------     --------   -------   -------   -------   -------
                                            (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD......    $ 14.93        $  16.93   $ 15.68   $ 14.72   $ 13.22   $ 11.91
                                              -------        --------   -------   -------   -------   -------
Investment Activities:
  Net investment income (loss)............       0.04            0.09      0.10      0.19      0.25      0.24
  Net realized and unrealized gains
    (losses) from investments.............      (0.61)           0.26      3.99      2.57      2.28      1.59
                                              -------        --------   -------   -------   -------   -------
    Total from Investment Activities......      (0.57)           0.35      4.09      2.76      2.53      1.83
                                              -------        --------   -------   -------   -------   -------
Distributions:
  Net investment income...................      (0.04)          (0.09)    (0.10)    (0.19)    (0.25)    (0.24)
  Net realized gains......................      (1.30)          (2.26)    (2.74)    (1.61)    (0.78)    (0.26)
  In excess of net realized gains.........         --              --        --        --        --     (0.02)
                                              -------        --------   -------   -------   -------   -------
    Total Distributions...................      (1.34)          (2.35)    (2.84)    (1.80)    (1.03)    (0.52)
                                              -------        --------   -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD............    $ 13.02        $  14.93   $ 16.93   $ 15.68   $ 14.72   $ 13.22
                                              =======        ========   =======   =======   =======   =======
Total Return (Excludes Sales Charge)......      (3.73)%(a)       3.70%    27.90%    20.21%    19.80%    15.43%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).......    $99,685        $122,392   $29,443   $23,909   $20,838   $13,560
  Ratio of expenses to average net
    assets................................       1.22%(b)        1.21%     1.21%     1.23%     1.24%     1.26%
  Ratio of net investment income
    to average net assets.................       0.56%(b)        0.28%     0.60%     1.26%     1.79%     1.99%
  Ratio of expenses to average
    net assets*...........................       1.34%(b)        1.31%     1.31%     1.31%     1.35%     1.36%
  Ratio of net investment income
    to average net assets*................       0.44%(b)        0.18%     0.50%     1.18%     1.68%     1.89%
  Portfolio turnover (c)..................      51.33%         115.65%   106.41%    92.66%    90.55%   176.66%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    MID CAP VALUE FUND
                                            ------------------------------------------------------------------
                                                                      CLASS B SHARES
                                            ------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                         YEAR ENDED JUNE 30,
                                            DECEMBER 31,       -----------------------------------------------
                                                1999            1999      1998      1997      1996      1995
                                            ------------       -------   -------   -------   -------   -------
                                            (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD......    $ 14.80          $ 16.85   $ 15.64   $ 14.69   $ 13.19   $ 11.90
                                              -------          -------   -------   -------   -------   -------
Investment Activities:
  Net investment income (loss)............      (0.01)              --     (0.02)     0.08      0.15      0.15
  Net realized and unrealized gains
    (losses) from investments.............      (0.61)            0.22      3.98      2.55      2.27      1.58
                                              -------          -------   -------   -------   -------   -------
    Total from Investment Activities......      (0.62)            0.22      3.96      2.63      2.42      1.73
                                              -------          -------   -------   -------   -------   -------
Distributions:
  Net investment income...................         --            (0.01)    (0.01)    (0.07)    (0.14)    (0.15)
  In excess of net investment income......         --               --        --        --        --     (0.01)
  Net realized gains......................      (1.30)           (2.26)    (2.74)    (1.61)    (0.78)    (0.28)
                                              -------          -------   -------   -------   -------   -------
    Total Distributions...................      (1.30)           (2.27)    (2.75)    (1.68)    (0.92)    (0.44)
                                              -------          -------   -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD............    $ 12.88          $ 14.80   $ 16.85   $ 15.64   $ 14.69   $ 13.19
                                              =======          =======   =======   =======   =======   =======
Total Return (Excludes Sales Charge)......      (4.08)%(a)        2.76%    26.97%    19.19%    18.93%    14.92%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).......    $36,461          $41,380   $30,094   $20,499   $16,305   $11,222
  Ratio of expenses to average net
    assets................................       1.97%(b)         1.95%     1.96%     1.98%     1.99%     2.00%
  Ratio of net investment income to
    average net assets....................      (0.20)%(b)       (0.25)%   (0.15)%    0.51%     1.04%     1.26%
  Ratio of expenses to average
    net assets*...........................       1.99%(b)         1.96%     1.96%     1.98%     2.00%     2.01%
  Ratio of net investment income to
    average net assets*...................      (0.22)%(b)       (0.26)%   (0.15)%    0.51%     1.03%     1.25%
  Portfolio turnover (c)..................      51.33%          115.65%   106.41%    92.66%    90.55%   176.66%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 MID CAP VALUE FUND
                                                              ------------------------
                                                                   CLASS C SHARES
                                                              ------------------------
                                                               SIX MONTHS    MARCH 22,
                                                                 ENDED        1999 TO
                                                              DECEMBER 31,   JUNE 30,
                                                                  1999       1999 (a)
                                                              ------------   ---------
                                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................     $14.80        $13.34
                                                                 ------       -------
Investment Activities:
  Net realized and unrealized gains (losses) from
    investments.............................................      (0.59)         1.46
                                                                 ------       -------
    Total from Investment Activities........................      (0.59)         1.46
                                                                 ------       -------
Distributions:
  Net realized gains........................................      (1.30)           --
                                                                 ------       -------
    Total Distributions.....................................      (1.30)           --
                                                                 ------       -------
NET ASSET VALUE, END OF PERIOD..............................     $12.91        $14.80
                                                                 ======       =======
Total Return (Excludes Sales Charge)........................      (3.89)%(b)    10.98%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................     $   32         $  48
  Ratio of expenses to average net assets...................       1.97%(c)      1.95%(c)
  Ratio of net investment income to average net assets......      (0.20)%(c)    (0.44)%(c)
  Ratio of expenses to average net assets*..................       1.99%(c)      1.96%(c)
  Ratio of net investment income to average net assets*.....      (0.22)%(c)    (0.45)%(c)
  Portfolio turnover (d)....................................      51.33%       115.65%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                DIVERSIFIED MID CAP FUND
                                        ------------------------------------------------------------------------
                                                                     CLASS I SHARES
                                        ------------------------------------------------------------------------
                                         SIX MONTHS     SIX MONTHS
                                           ENDED           ENDED                YEAR ENDED DECEMBER 31,
                                        DECEMBER 31,     JUNE 30,      -----------------------------------------
                                            1999         1999 (a)        1998       1997       1996       1995
                                        ------------    -----------    --------   --------   --------   --------
                                        (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD..............................    $  22.10       $  20.46      $  20.93   $  17.61   $  15.15   $  13.34
                                          --------       --------      --------   --------   --------   --------
Investment Activities:
  Net investment income (loss)........        0.03          (0.01)        (0.01)      0.01       0.04       0.06
  Net realized and unrealized gains
    (losses) from investments.........        0.34           1.70          0.93       4.88       3.74       2.57
                                          --------       --------      --------   --------   --------   --------
    Total from Investment
       Activities.....................        0.37           1.69          0.92       4.89       3.78       2.63
                                          --------       --------      --------   --------   --------   --------
Distributions:
  Net investment income...............          --             --            --      (0.01)     (0.04)     (0.06)
  Net realized gains..................       (3.01)         (0.05)        (1.39)     (1.56)     (1.28)     (0.76)
                                          --------       --------      --------   --------   --------   --------
    Total Distributions...............       (3.01)         (0.05)        (1.39)     (1.57)     (1.32)     (0.82)
                                          --------       --------      --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD........    $  19.46       $  22.10      $  20.46   $  20.93   $  17.61   $  15.15
                                          ========       ========      ========   ========   ========   ========
Total Return..........................        2.09%(b)       8.32%(b)      4.61%     27.91%     25.03%     19.88%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)...    $929,159       $987,059      $987,256   $803,670   $677,608   $579,094
  Ratio of expenses to average
    net assets........................        0.86%(c)       0.90%(c)      0.90%      0.84%      0.81%      0.89%
  Ratio of net investment income to
    average net assets................        0.28%(c)      (0.09)%(c)    (0.08)%     0.05%      0.24%      0.37%
  Ratio of expenses to average
    net assets*.......................        1.00%(c)       0.97%(c)      0.90%      0.84%      0.81%      0.89%
  Ratio of net investment income to
    average net assets*...............        0.14%(c)      (0.16)%(c)    (0.08)%     0.05%      0.24%      0.37%
  Portfolio turnover (d)..............       32.47%         23.53%        26.89%     37.54%(e)    34.87%    53.55%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of the One Group, the Pegasus Mid Cap Opportunity Fund became the Diversified Mid Cap Fund. The Financial Highlights for the periods prior to March 21, 1999 represent the Pegasus Mid Cap Opportunity Fund.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(e) The Portfolio Turnover Percentage was adjusted for Redemptions In-Kind for shareholders that took place during 1997. The Fund's securities sales were appropriately reduced by the fair market value of the Redemptions In-Kind. The Redemptions In-Kind for the Fund was approximately $4 million.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                              DIVERSIFIED MID CAP FUND
                                       ----------------------------------------------------------------------
                                                                   CLASS A SHARES
                                       ----------------------------------------------------------------------
                                        SIX MONTHS     SIX MONTHS
                                          ENDED           ENDED               YEAR ENDED DECEMBER 31,
                                       DECEMBER 31,     JUNE 30,      ---------------------------------------
                                           1999         1999 (a)        1998       1997      1996      1995
                                       ------------    -----------    --------   --------   -------   -------
                                       (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................    $  21.96       $  20.35      $  20.89   $  17.61   $ 15.15   $ 13.34
                                         --------       --------      --------   --------   -------   -------
Investment Activities:
  Net investment income (loss).......        0.01          (0.04)        (0.07)     (0.03)     0.02      0.06
  Net realized and unrealized gains
    (losses) from investments........        0.34           1.70          0.92       4.87      3.74      2.57
                                         --------       --------      --------   --------   -------   -------
    Total from Investment
       Activities....................        0.35           1.66          0.85       4.84      3.76      2.63
                                         --------       --------      --------   --------   -------   -------
Distributions:
  Net investment income..............          --             --            --         --     (0.02)    (0.06)
  Net realized gains.................       (3.01)         (0.05)        (1.39)     (1.56)    (1.28)    (0.76)
                                         --------       --------      --------   --------   -------   -------
    Total Distributions..............       (3.01)         (0.05)        (1.39)     (1.56)    (1.30)    (0.82)
                                         --------       --------      --------   --------   -------   -------
NET ASSET VALUE, END OF PERIOD.......    $  19.30       $  21.96      $  20.35   $  20.89   $ 17.61   $ 15.15
                                         ========       ========      ========   ========   =======   =======
Total Return (Excludes Sales
  Charge)............................        2.01%(b)       8.21%(b)      4.30%     27.56%    24.91%    19.88%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000)............................    $224,950       $242,528      $278,279   $234,020   $91,516   $71,858
  Ratio of expenses to average
    net assets.......................        1.11%(c)       1.10%(c)      1.15%      1.09%     0.93%     0.89%
  Ratio of net investment income to
    average net assets...............        0.02%(c)      (0.30)%(c)    (0.33)%    (0.20)%    0.12%     0.37%
  Ratio of expenses to average
    net assets*......................        1.35%(c)       1.22%(c)      1.15%      1.09%     0.93%     0.89%
  Ratio of net investment income to
    average net assets*..............       (0.22)%(c)     (0.42)%(c)    (0.33)%    (0.20)%    0.12%     0.37%
  Portfolio turnover (d).............       32.47%         23.53%        26.89%     37.54%(e)   34.87%   53.55%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of the One Group, the Pegasus Mid Cap Opportunity Fund became the Diversified Mid Cap Fund. The Financial Highlights for the periods prior to March 21, 1999 represent the Pegasus Mid Cap Opportunity Fund.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(e) The Portfolio Turnover Percentage was adjusted for Redemptions In-Kind for shareholders that took place during 1997. The Fund's securities sales were appropriately reduced by the fair market value of the Redemptions In-Kind. The Redemptions In-Kind for the Fund was approximately $4 million.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    DIVERSIFIED MID CAP FUND
                                                 --------------------------------------------------------------
                                                                         CLASS B SHARES
                                                 --------------------------------------------------------------
                                                  SIX MONTHS     SIX MONTHS       YEAR ENDED      SEPTEMBER 23,
                                                    ENDED           ENDED        DECEMBER 31,        1996 TO
                                                 DECEMBER 31,     JUNE 30,      ---------------   DECEMBER 31,
                                                     1999         1999(a)        1998     1997      1996 (b)
                                                 ------------    -----------    ------   ------   -------------
                                                 (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...........     $10.23         $ 9.55       $10.58   $ 9.57      $10.00
                                                    ------         ------       ------   ------      ------
Investment Activities:
  Net investment income (loss).................       0.01          (0.07)       (0.09)   (0.03)         --
  Net realized and unrealized gains (losses)
    from investments...........................       0.06           0.80         0.45     2.60        0.79
                                                    ------         ------       ------   ------      ------
    Total from Investment Activities...........       0.07           0.73         0.36     2.57        0.79
                                                    ------         ------       ------   ------      ------
Distributions:
  Net investment income........................         --             --           --       --       (0.01)
  Net realized gains...........................      (3.01)         (0.05)       (1.39)   (1.56)      (1.21)
                                                    ------         ------       ------   ------      ------
    Total Distributions........................      (3.01)         (0.05)       (1.39)   (1.56)      (1.22)
                                                    ------         ------       ------   ------      ------
NET ASSET VALUE, END OF PERIOD.................     $ 7.29         $10.23       $ 9.55   $10.58      $ 9.57
                                                    ======         ======       ======   ======      ======
Total Return (Excludes Sales Charge)...........       1.57%(c)       7.76%(c)     3.79%   27.10%       7.94%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)............     $5,978         $6,283       $7,108   $3,965      $  154
  Ratio of expenses to average net assets......       1.86%(d)       1.88%(d)     1.90%    1.84%       1.81%(d)
  Ratio of net investment income to average
    net assets.................................      (0.72)%(d)     (1.08)%(d)   (1.08)%  (0.95)%     (0.59)%(d)
  Ratio of expenses to average net assets*.....       2.00%(d)       1.95%(d)     1.90%    1.84%       1.81%(d)
  Ratio of net investment income to average
    net assets*................................      (0.86)%(d)     (1.15)%(d)   (1.08)%  (0.95)%     (0.59)%(d)
  Portfolio turnover (e).......................      32.47%         23.53%       26.89%   37.54%(f)     34.87%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of the One Group, the Pegasus Mid Cap Opportunity Fund became the Diversified Mid Cap Fund. The Financial Highlights for the periods prior to March 21, 1999 represent the Pegasus Mid Cap Opportunity Fund.
(b) Period from commencement of operations.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(f) The Portfolio Turnover Percentage was adjusted for Redemptions In-Kind for shareholders that took place during 1997. The Fund's securities sales were appropriately reduced by the fair market value of the Redemptions In-Kind. The Redemptions In-Kind for the Fund was approximately $4 million.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                              DIVERSIFIED MID CAP FUND
                                                              -------------------------
                                                                   CLASS C SHARES
                                                              -------------------------
                                                               SIX MONTHS     MARCH 22,
                                                                 ENDED         1999 TO
                                                              DECEMBER 31,    JUNE 30,
                                                                  1999        1999 (a)
                                                              ------------    ---------
                                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................     $10.23        $ 8.93
                                                                 ------        ------
Investment Activities:
  Net realized and unrealized gains (losses) from
    investments.............................................       0.08          1.30
                                                                 ------        ------
    Total from Investment Activities........................       0.08          1.30
                                                                 ------        ------
Distributions:
  Net realized gains........................................      (3.01)           --
                                                                 ------        ------
    Total Distributions.....................................      (3.01)           --
                                                                 ------        ------
NET ASSET VALUE,
  END OF PERIOD.............................................     $ 7.30        $10.23
                                                                 ======        ======
Total Return (Excludes Sales Charge)........................       1.66%(b)     14.56%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................      $  88        $   15
  Ratio of expenses to average net assets...................       1.86%(c)      1.88%(c)
  Ratio of net investment income to average net assets......      (0.59)%(c)    (1.20)%(c)
  Ratio of expenses to average net assets*..................       2.00%(c)      1.99%(c)
  Ratio of net investment income to average net assets*.....      (0.73)%(c)    (1.31)%(c)
  Portfolio turnover (d)....................................      32.47%        23.53%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                LARGE CAP GROWTH FUND
                                      --------------------------------------------------------------------------
                                                                    CLASS I SHARES
                                      --------------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED                           YEAR ENDED JUNE 30,
                                      DECEMBER 31,    ----------------------------------------------------------
                                          1999           1999         1998         1997        1996       1995
                                      ------------    ----------   ----------   ----------   --------   --------
                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................     $    26.15     $    22.71   $    19.44   $    15.44   $  13.47   $  11.32
                                       ----------     ----------   ----------   ----------   --------   --------
Investment Activities:
  Net investment income (loss)....          (0.01)            --         0.04         0.12       0.18       0.20
  Net realized and unrealized
    gains (losses) from
    investments...................           3.89           5.80         6.13         4.79       2.14       3.04
                                       ----------     ----------   ----------   ----------   --------   --------
    Total from Investment
       Activities.................           3.88           5.80         6.17         4.91       2.32       3.24
                                       ----------     ----------   ----------   ----------   --------   --------
Distributions:
  Net investment income...........             --             --        (0.02)       (0.11)     (0.18)     (0.20)
  Net realized gains..............          (3.34)         (2.36)       (2.88)       (0.80)     (0.17)     (0.89)
                                       ----------     ----------   ----------   ----------   --------   --------
    Total Distributions...........          (3.34)         (2.36)       (2.90)       (0.91)     (0.35)     (1.09)
                                       ----------     ----------   ----------   ----------   --------   --------
NET ASSET VALUE, END OF PERIOD....     $    26.69     $    26.15   $    22.71   $    19.44   $  15.44   $  13.47
                                       ==========     ==========   ==========   ==========   ========   ========
Total Return......................          15.34%(a)      28.78%       35.75%       33.11%     17.36%     21.85%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000).........................     $3,276,881     $3,052,729   $1,510,521   $1,142,864   $745,986   $531,595
  Ratio of expenses to average net
    assets........................           0.93%(b)       0.96%        0.99%        0.99%      0.96%      1.00%
  Ratio of net investment income
    to average net assets.........          (0.05)%(b)       0.07%       0.21%        0.69%      1.20%      1.72%
  Ratio of expenses to average net
    assets*.......................           0.93%(b)       0.96%        0.99%        0.99%      0.99%      1.00%
  Ratio of net investment income
    to average net assets*........          (0.05)%(b)       0.07%       0.21%        0.69%      1.17%      1.72%
  Portfolio turnover (c)..........          54.00%         86.34%      117.34%       57.17%     35.51%     14.22%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     LARGE CAP GROWTH FUND
                                               -----------------------------------------------------------------
                                                                        CLASS A SHARES
                                               -----------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                      YEAR ENDED JUNE 30,
                                               DECEMBER 31,   --------------------------------------------------
                                                   1999         1999       1998       1997      1996      1995
                                               ------------   --------   --------   --------   -------   -------
                                               (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.........    $  26.86     $  23.32   $  19.92   $  15.83   $ 13.83   $ 11.62
                                                 --------     --------   --------   --------   -------   -------
Investment Activities:
  Net investment income (loss)...............       (0.02)       (0.07)     (0.01)      0.08      0.14      0.17
  Net realized and unrealized gains (losses)
    from investments.........................        3.97         5.97       6.30       4.88      2.17      3.10
                                                 --------     --------   --------   --------   -------   -------
    Total from Investment Activities.........        3.95         5.90       6.29       4.96      2.31      3.27
                                                 --------     --------   --------   --------   -------   -------
Distributions:
  Net investment income......................          --           --         --      (0.07)    (0.14)    (0.16)
  In excess of net investment income.........          --           --      (0.01)        --        --     (0.01)
  Net realized gains.........................       (3.34)       (2.36)     (2.88)     (0.80)    (0.17)    (0.89)
                                                 --------     --------   --------   --------   -------   -------
    Total Distributions......................       (3.34)       (2.36)     (2.89)     (0.87)    (0.31)    (1.06)
                                                 --------     --------   --------   --------   -------   -------
NET ASSET VALUE, END OF PERIOD...............    $  27.47     $  26.86   $  23.32   $  19.92   $ 15.83   $ 13.83
                                                 ========     ========   ========   ========   =======   =======
Total Return (Excludes Sales Charge).........       15.19%(a)    28.43%     35.43%     32.57%    16.85%    21.52%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)..........    $596,351     $447,209   $199,052   $125,910   $75,114   $27,428
  Ratio of expenses to average net assets....        1.18%(b)     1.21%      1.24%      1.24%     1.21%     1.26%
  Ratio of net investment income to average
    net assets...............................       (0.31)%(b)    (0.43)%    (0.04)%     0.44%    0.95%     1.49%
  Ratio of expenses to average net assets*...        1.28%(b)     1.31%      1.34%      1.32%     1.34%     1.36%
  Ratio of net investment income to average
    net assets*..............................       (0.41)%(b)    (0.53)%    (0.14)%     0.36%    0.82%     1.39%
  Portfolio turnover (c).....................       54.00%       86.34%    117.34%     57.17%    35.51%    14.22%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      LARGE CAP GROWTH FUND
                                                 ----------------------------------------------------------------
                                                                          CLASS B SHARES
                                                 ----------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED                      YEAR ENDED JUNE 30,
                                                 DECEMBER 31,   -------------------------------------------------
                                                     1999         1999       1998       1997      1996      1995
                                                 ------------   --------   --------   --------   -------   ------
                                                 (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...........    $  25.92     $  22.73   $  19.61   $  15.63   $ 13.63   $11.47
                                                   --------     --------   --------   --------   -------   ------
Investment Activities:
  Net investment income (loss).................       (0.06)       (0.09)     (0.10)     (0.04)     0.05     0.09
  Net realized and unrealized gains (losses)
    from investments...........................        3.76         5.64       6.10       4.82      2.17     3.06
                                                   --------     --------   --------   --------   -------   ------
    Total from Investment Activities...........        3.70         5.55       6.00       4.78      2.22     3.15
                                                   --------     --------   --------   --------   -------   ------
Distributions:
  Net investment income........................          --           --         --         --     (0.05)   (0.09)
  In excess of net investment income...........          --           --         --         --        --    (0.01)
  Net realized gains...........................       (3.34)       (2.36)     (2.88)     (0.80)    (0.17)   (0.89)
                                                   --------     --------   --------   --------   -------   ------
    Total Distributions........................       (3.34)       (2.36)     (2.88)     (0.80)    (0.22)   (0.99)
                                                   --------     --------   --------   --------   -------   ------
NET ASSET VALUE, END OF PERIOD.................    $  26.28     $  25.92   $  22.73   $  19.61   $ 15.63   $13.63
                                                   ========     ========   ========   ========   =======   ======
Total Return (Excludes Sales Charge)...........       14.77%(a)    27.54%     34.39%     31.74%    16.41%   20.65%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)............    $818,992     $617,672   $280,563   $132,268   $56,261   $6,918
  Ratio of expenses to average net assets......        1.93%(b)     1.96%      1.99%      2.00%     1.96%    2.01%
  Ratio of net investment income to average net
    assets.....................................       (1.06)%(b)    (0.98)%    (0.80)%    (0.33)%    0.20%   0.74%
  Ratio of expenses to average net assets*.....        1.93%(b)     1.96%      1.99%      2.00%     1.99%    2.01%
  Ratio of net investment income to average net
    assets*....................................      (1.06)%(b)    (0.98)%    (0.80)%    (0.33)%    0.17%    0.74%
  Portfolio turnover (c).......................       54.00%       86.34%    117.34%     57.17%    35.51%   14.22%

------------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        LARGE CAP GROWTH FUND
                                                                --------------------------------------
                                                                            CLASS C SHARES
                                                                --------------------------------------
                                                                 SIX MONTHS       YEAR     NOVEMBER 4,
                                                                   ENDED         ENDED       1997 TO
                                                                DECEMBER 31,    JUNE 30,    JUNE 30,
                                                                    1999          1999      1998 (a)
                                                                ------------    --------   -----------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $ 25.71        $22.57      $ 18.98
                                                                  -------        ------      -------
Investment Activities:
  Net investment income (loss)..............................        (0.02)        (0.04)       (0.06)
  Net realized and unrealized gains (losses) from
    investments.............................................         3.69          5.54         4.99
                                                                  -------        ------      -------
    Total from Investment Activities........................         3.67          5.50         4.93
                                                                  -------        ------      -------
Distributions:
  Net realized gains........................................        (3.34)        (2.36)       (1.34)
                                                                  -------        ------      -------
    Total Distributions.....................................        (3.34)        (2.36)       (1.34)
                                                                  -------        ------      -------
NET ASSET VALUE, END OF PERIOD..............................      $ 26.04        $25.71      $ 22.57
                                                                  =======        ======      =======
Total Return (Excludes Sales Charge)........................        14.78%(b)     27.52%       27.63%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................      $32,216        $8,328      $   492
  Ratio of expenses to average net assets...................         1.93%(c)      1.95%        1.98%(c)
  Ratio of net investment income to average net assets......        (1.11)%(c)    (0.94)%      (0.87)%(c)
  Portfolio turnover (d)....................................        54.00%        86.34%      117.34%

------------

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               LARGE CAP VALUE FUND
                                      ----------------------------------------------------------------------
                                                                  CLASS I SHARES
                                      ----------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED                         YEAR ENDED JUNE 30,
                                      DECEMBER 31,    ------------------------------------------------------
                                          1999           1999        1998       1997       1996       1995
                                      ------------    ----------   --------   --------   --------   --------
                                      (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD...............   $    18.09     $    16.70   $  14.79   $  12.83   $  12.87   $  11.34
                                       ----------     ----------   --------   --------   --------   --------
Investment Activities:
  Net investment income (loss)......         0.07           0.18       0.21       0.27       0.31       0.31
  Net realized and unrealized gains
    (losses) from investments.......        (0.40)          2.44       2.84       3.01       1.20       2.18
                                       ----------     ----------   --------   --------   --------   --------
    Total from Investment
       Activities...................        (0.33)          2.62       3.05       3.28       1.51       2.49
                                       ----------     ----------   --------   --------   --------   --------
Distributions:
  Net investment income.............        (0.07)         (0.18)     (0.21)     (0.26)     (0.31)     (0.32)
  Net realized gains................        (1.49)         (1.05)     (0.93)     (1.06)     (1.24)     (0.64)
                                       ----------     ----------   --------   --------   --------   --------
    Total Distributions.............        (1.56)         (1.23)     (1.14)     (1.32)     (1.55)     (0.96)
                                       ----------     ----------   --------   --------   --------   --------
NET ASSET VALUE,
  END OF PERIOD.....................   $    16.20     $    18.09   $  16.70   $  14.79   $  12.83   $  12.87
                                       ==========     ==========   ========   ========   ========   ========
Total Return........................        (1.75)%(a)      17.26%    21.46%     27.10%     12.71%     23.42%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000)...........................   $1,154,678     $1,095,686   $792,649   $686,156   $584,527   $365,376
  Ratio of expenses to average net
    assets..........................         0.96%(b)       0.95%      0.95%      0.97%      0.97%      1.00%
  Ratio of net investment income to
    average net assets..............         0.82%(b)       1.15%      1.34%      1.99%      2.43%      2.74%
  Ratio of expenses to average net
    assets*.........................         0.96%(b)       0.95%      0.95%      0.97%      0.98%      1.01%
  Ratio of net investment income to
    average net assets*.............         0.82%(b)       1.15%      1.34%      1.99%      2.42%      2.73%
  Portfolio turnover (c)............        83.00%         40.69%     47.35%     77.05%    186.84%    203.13%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  LARGE CAP VALUE FUND
                                             ---------------------------------------------------------------
                                                                     CLASS A SHARES
                                             ---------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED                      YEAR ENDED JUNE 30,
                                             DECEMBER 31,    -----------------------------------------------
                                                 1999         1999      1998      1997      1996      1995
                                             ------------    -------   -------   -------   -------   -------
                                             (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD......................    $ 18.24       $ 16.77   $ 14.85   $ 12.87   $ 12.89   $ 11.34
                                               -------       -------   -------   -------   -------   -------
Investment Activities:
  Net investment income (loss).............       0.05          0.14      0.18      0.23      0.27      0.28
  Net realized and unrealized gains
    (losses) from investments..............      (0.41)         2.52      2.84      3.04      1.22      2.20
                                               -------       -------   -------   -------   -------   -------
    Total from Investment Activities.......      (0.36)         2.66      3.02      3.27      1.49      2.48
                                               -------       -------   -------   -------   -------   -------
Distributions:
  Net investment income....................      (0.05)        (0.14)    (0.17)    (0.23)    (0.27)    (0.27)
  In excess of net investment income.......         --            --        --        --        --     (0.02)
  Net realized gains.......................      (1.49)        (1.05)    (0.93)    (1.06)    (1.24)    (0.64)
                                               -------       -------   -------   -------   -------   -------
    Total Distributions....................      (1.54)        (1.19)    (1.10)    (1.29)    (1.51)    (0.93)
                                               -------       -------   -------   -------   -------   -------
NET ASSET VALUE,
  END OF PERIOD............................    $ 16.34       $ 18.24   $ 16.77   $ 14.85   $ 12.87   $ 12.89
                                               =======       =======   =======   =======   =======   =======
Total Return (Excludes Sales Charge).......      (1.91)%(a)    17.39%    21.14%    26.90%    12.40%    22.64%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)........    $48,249       $28,448   $15,699   $14,832   $ 9,380   $ 3,481
  Ratio of expenses to average net
    assets.................................       1.21%(b)      1.20%     1.20%     1.22%     1.22%     1.25%
  Ratio of net investment income to average
    net assets.............................       0.55%(b)      0.90%     1.10%     1.72%     2.18%     2.52%
  Ratio of expenses to average net
    assets*................................       1.31%(b)      1.30%     1.30%     1.31%     1.33%     1.37%
  Ratio of net investment income to average
    net assets*............................       0.45%(b)      0.80%     1.00%     1.63%     2.07%     2.41%
  Portfolio turnover (c)...................      83.00%        40.69%    47.35%    77.05%   186.84%   203.13%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   LARGE CAP VALUE FUND
                                              --------------------------------------------------------------
                                                                      CLASS B SHARES
                                              --------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                     YEAR ENDED JUNE 30,
                                              DECEMBER 31,    ----------------------------------------------
                                                  1999         1999      1998      1997     1996      1995
                                              ------------    -------   -------   ------   -------   -------
                                              (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................    $ 18.25       $ 16.84   $ 14.95   $12.98   $ 12.96   $ 11.41
                                                -------       -------   -------   ------   -------   -------
Investment Activities:
  Net investment income (loss)..............         --          0.03      0.07     0.14      0.18      0.17
  Net realized and unrealized gains (losses)
    from investments........................      (0.42)         2.48      2.84     3.04      1.26      2.19
                                                -------       -------   -------   ------   -------   -------
    Total from Investment Activities........      (0.42)         2.51      2.91     3.18      1.44      2.36
                                                -------       -------   -------   ------   -------   -------
Distributions:
  Net investment income.....................      (0.01)        (0.05)    (0.09)   (0.15)    (0.18)    (0.17)
  Net realized gains........................      (1.49)        (1.05)    (0.93)   (1.06)    (1.24)    (0.64)
                                                -------       -------   -------   ------   -------   -------
    Total Distributions.....................      (1.50)        (1.10)    (1.02)   (1.21)    (1.42)    (0.81)
                                                -------       -------   -------   ------   -------   -------
NET ASSET VALUE,
  END OF PERIOD.............................    $ 16.33       $ 18.25   $ 16.84   $14.95   $ 12.98   $ 12.96
                                                =======       =======   =======   ======   =======   =======
Total Return (Excludes Sales Charge)........      (2.25)%(a)    16.30%    20.18%   25.86%    11.95%    22.28%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........    $27,799       $24,877   $17,154   $9,288   $ 4,135   $   861
  Ratio of expenses to average net assets...       1.96%(b)      1.95%     1.95%    1.97%     1.97%     2.00%
  Ratio of net investment income to average
    net assets..............................      (0.18)%(b)     0.15%     0.33%    0.96%     1.43%     1.74%
  Ratio of expenses to average net
    assets*.................................       1.96%(b)      1.95%     1.95%    1.97%     1.98%     2.01%
  Ratio of net investment income to average
    net assets*.............................      (0.18)%(b)     0.15%     0.33%    0.96%     1.42%     1.72%
  Portfolio turnover (c)....................      83.00%        40.69%    47.35%   77.05%   186.84%   203.13%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                LARGE CAP VALUE FUND
                                                              ------------------------
                                                                   CLASS C SHARES
                                                              ------------------------
                                                               SIX MONTHS    MARCH 22,
                                                                 ENDED        1999 TO
                                                              DECEMBER 31,   JUNE 30,
                                                                  1999       1999 (a)
                                                              ------------   ---------
                                                              (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................     $18.24       $16.96
                                                                 ------       ------
Investment Activities:
  Net investment income (loss)..............................       0.01         0.03
  Net realized and unrealized gains (losses) from
    investments.............................................      (0.44)        1.28
                                                                 ------       ------
    Total from Investment Activities........................      (0.43)        1.31
                                                                 ------       ------
Distributions:
  Net investment income.....................................      (0.01)       (0.03)
  Net realized gains........................................      (1.49)          --
                                                                 ------       ------
    Total Distributions.....................................      (1.50)       (0.03)
                                                                 ------       ------
NET ASSET VALUE,
  END OF PERIOD.............................................     $16.31       $18.24
                                                                 ======       ======
Total Return (Excludes Sales Charge)........................      (2.28)%(b)    7.74%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................     $1,221       $  135
  Ratio of expenses to average net assets...................       1.96%(c)     1.95%(c)
  Ratio of net investment income to average net assets......      (0.16)%(c)    0.34%(c)
  Portfolio turnover (d)....................................      83.00%       40.69%

------------

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   EQUITY INCOME FUND
                                         ----------------------------------------------------------------------
                                                                     CLASS I SHARES
                                         ----------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                         YEAR ENDED JUNE 30,
                                         DECEMBER 31,    ------------------------------------------------------
                                             1999           1999        1998       1997       1996       1995
                                         ------------    ----------   --------   --------   --------   --------
                                         (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD................      $  24.50      $    24.07   $  21.93   $  17.65   $  15.13   $  13.22
                                           --------      ----------   --------   --------   --------   --------
Investment Activities:
  Net investment income (loss).......          0.19            0.31       0.32       0.36       0.40       0.40
  Net realized and unrealized gains
    (losses) from investments........         (1.70)           2.11       4.36       4.89       3.22       2.28
                                           --------      ----------   --------   --------   --------   --------
    Total from Investment
       Activities....................         (1.51)           2.42       4.68       5.25       3.62       2.68
                                           --------      ----------   --------   --------   --------   --------
Distributions:
  Net investment income..............         (0.19)          (0.31)     (0.31)     (0.36)     (0.40)     (0.40)
  Net realized gains.................         (0.94)          (1.68)     (2.23)     (0.61)     (0.70)     (0.37)
                                           --------      ----------   --------   --------   --------   --------
    Total Distributions..............         (1.13)          (1.99)     (2.54)     (0.97)     (1.10)     (0.77)
                                           --------      ----------   --------   --------   --------   --------
NET ASSET VALUE,
  END OF PERIOD......................      $  21.86      $    24.50   $  24.07   $  21.93   $  17.65   $  15.13
                                           ========      ==========   ========   ========   ========   ========
Total Return.........................         (6.29)%(a)      11.29%     23.18%     30.90%     24.53%     21.04%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000)............................      $818,362      $1,120,181   $691,878   $649,007   $321,827   $170,919
  Ratio of expenses to average net
    assets...........................          0.86%(b)        0.91%      1.00%      1.00%      0.98%      1.01%
  Ratio of net investment income to
    average net assets...............          1.56%(b)        1.40%      1.39%      1.91%      2.44%      2.85%
  Ratio of expenses to average net
    assets*..........................          0.99%(b)        0.98%      1.00%      1.00%      1.01%      1.01%
  Ratio of net investment income to
    average net assets*..............          1.43%(b)        1.33%      1.39%      1.91%      2.41%      2.85%
  Portfolio turnover (c).............          6.23%          16.22%     14.64%     28.18%     14.92%      4.03%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     EQUITY INCOME FUND
                                              ----------------------------------------------------------------
                                                                       CLASS A SHARES
                                              ----------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                      YEAR ENDED JUNE 30,
                                              DECEMBER 31,   -------------------------------------------------
                                                  1999         1999       1998      1997      1996      1995
                                              ------------   --------   --------   -------   -------   -------
                                              (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.....................      $  24.45     $  24.04   $  21.90   $ 17.64   $ 15.11   $ 13.20
                                                --------     --------   --------   -------   -------   -------
Investment Activities:
  Net investment income (loss)............          0.16         0.27       0.25      0.31      0.38      0.03
  Net realized and unrealized gains
    (losses) from investments.............         (1.69)        2.08       4.37      4.87      3.20      2.29
                                                --------     --------   --------   -------   -------   -------
    Total from Investment Activities......         (1.53)        2.35       4.62      5.18      3.58      2.32
                                                --------     --------   --------   -------   -------   -------
Distributions:
  Net investment income...................         (0.16)       (0.26)     (0.25)    (0.31)    (0.35)    (0.03)
  In excess of net investment income......            --           --         --        --        --     (0.01)
  Net realized gains......................         (0.94)       (1.68)     (2.23)    (0.61)    (0.70)    (0.37)
                                                --------     --------   --------   -------   -------   -------
    Total Distributions...................         (1.10)       (1.94)     (2.48)    (0.92)    (1.05)    (0.41)
                                                --------     --------   --------   -------   -------   -------
NET ASSET VALUE,
  END OF PERIOD...........................      $  21.82     $  24.45   $  24.04   $ 21.90   $ 17.64   $ 15.11
                                                ========     ========   ========   =======   =======   =======
Total Return (Excludes Sales Charge)......         (6.38)%(a)    10.94%    22.91%    30.39%    24.23%    20.79%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).......      $122,236     $135,420   $117,682   $78,976   $44,284   $13,793
  Ratio of expenses to average net
    assets................................          1.11%(b)     1.18%      1.25%     1.25%     1.23%     1.26%
  Ratio of net investment income to
    average net assets....................          1.31%(b)     1.17%      1.15%     1.65%     2.19%     2.61%
  Ratio of expenses to average net
    assets*...............................          1.34%(b)     1.34%      1.35%     1.34%     1.36%     1.36%
  Ratio of net investment income to
    average net assets*...................          1.08%(b)     1.01%      1.05%     1.56%     2.06%     2.51%
  Portfolio turnover (c)..................          6.23%       16.22%     14.64%    28.18%    14.92%     4.03%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     EQUITY INCOME FUND
                                               ---------------------------------------------------------------
                                                                       CLASS B SHARES
                                               ---------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                     YEAR ENDED JUNE 30,
                                               DECEMBER 31,   ------------------------------------------------
                                                   1999         1999       1998      1997      1996      1995
                                               ------------   --------   --------   -------   -------   ------
                                               (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD......................      $  24.50     $  24.08   $  21.95   $ 17.68   $ 15.14   $13.23
                                                 --------     --------   --------   -------   -------   ------
Investment Activities:
  Net investment income (loss).............          0.07         0.09       0.26      0.17      0.24     0.26
  Net realized and unrealized gains
    (losses) from investments..............         (1.69)        2.10       4.36      4.89      3.23     2.29
                                                 --------     --------   --------   -------   -------   ------
    Total from Investment Activities.......         (1.62)        2.19       4.62      5.06      3.47     2.55
                                                 --------     --------   --------   -------   -------   ------
Distributions:
  Net investment income....................         (0.07)       (0.09)     (0.26)    (0.18)    (0.23)   (0.25)
  In excess of net investment income.......            --           --         --        --        --    (0.02)
  Net realized gains.......................         (0.94)       (1.68)     (2.23)    (0.61)    (0.70)   (0.37)
                                                 --------     --------   --------   -------   -------   ------
    Total Distributions....................         (1.01)       (1.77)     (2.49)    (0.79)    (0.93)   (0.64)
                                                 --------     --------   --------   -------   -------   ------
NET ASSET VALUE,
  END OF PERIOD............................      $  21.87     $  24.50   $  24.08   $ 21.95   $ 17.68   $15.14
                                                 ========     ========   ========   =======   =======   ======
Total Return (Excludes Sales Charge).......         (6.72)%(a)    10.18%    21.97%    29.48%    23.41%   19.91%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)........      $177,466     $197,016   $165,813   $79,518   $29,169   $3,468
  Ratio of expenses to average net
    assets.................................          1.86%(b)     1.93%      1.99%     2.00%     1.98%    2.01%
  Ratio of net investment income to average
    net assets.............................          0.56%(b)     0.40%      0.39%     0.89%     1.44%    1.88%
  Ratio of expenses to average net
    assets*................................          1.99%(b)     1.99%      1.99%     2.00%     2.01%    2.02%
  Ratio of net investment income to average
    net assets*............................          0.43%(b)     0.34%      0.39%     0.89%     1.41%    1.87%
  Portfolio turnover (c)...................          6.23%       16.22%     14.64%    28.18%    14.92%    4.03%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        EQUITY INCOME FUND
                                                               -------------------------------------
                                                                          CLASS C SHARES
                                                               -------------------------------------
                                                                SIX MONTHS      YEAR     NOVEMBER 4,
                                                                  ENDED        ENDED       1997 TO
                                                               DECEMBER 31,   JUNE 30,    JUNE 30,
                                                                   1999         1999      1998 (a)
                                                               ------------   --------   -----------
                                                               (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................      $24.51       $24.08      $21.40
                                                                  ------       ------      ------
Investment Activities:
  Net investment income (loss)..............................        0.04         0.10        0.06
  Net realized and unrealized gains (losses) from
    investments.............................................       (1.66)        2.11        3.39
                                                                  ------       ------      ------
    Total from Investment Activities........................       (1.62)        2.21        3.45
                                                                  ------       ------      ------
Distributions:
  Net investment income.....................................       (0.07)       (0.10)      (0.07)
  Net realized gains........................................       (0.94)       (1.68)      (0.70)
                                                                  ------       ------      ------
    Total Distributions.....................................       (1.01)       (1.78)      (0.77)
                                                                  ------       ------      ------
NET ASSET VALUE,
  END OF PERIOD.............................................      $21.88       $24.51      $24.08
                                                                  ======       ======      ======
Total Return (Excludes Sales Charge)........................       (6.70)%(b)   10.24%      16.57%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................      $  842       $  658      $  795
  Ratio of expenses to average net assets...................        1.86%(c)     1.94%       1.98%(c)
  Ratio of net investment income to average net assets......        0.56%(c)     0.36%       0.38%(c)
  Ratio of expenses to average net assets*..................        1.99%(c)     1.99%       1.98%(c)
  Ratio of net investment income to average net assets*.....        0.43%(c)     0.31%       0.38%(c)
  Portfolio turnover (d)....................................        6.23%       16.22%      14.64%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  DIVERSIFIED EQUITY FUND
                                               --------------------------------------------------------------
                                                                       CLASS I SHARES
                                               --------------------------------------------------------------
                                                SIX MONTHS                                          MARCH 26,
                                                  ENDED                YEAR ENDED JUNE 30,           1996 TO
                                               DECEMBER 31,      --------------------------------   JUNE 30,
                                                   1999             1999        1998       1997     1996 (a)
                                               ------------      ----------   --------   --------   ---------
                                               (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.....       $    15.19       $    13.51   $  11.51   $  10.39   $  10.00
                                                ----------       ----------   --------   --------   --------
Investment Activities:
  Net investment income (loss)...........             0.02             0.05       0.08       0.11       0.03
  Net realized and unrealized gains
    (losses) from investments............             0.43             2.52       3.36       2.85       0.39
                                                ----------       ----------   --------   --------   --------
    Total from Investment Activities.....             0.45             2.57       3.44       2.96       0.42
                                                ----------       ----------   --------   --------   --------
Distributions:
  Net investment income..................            (0.02)           (0.05)     (0.08)     (0.11)     (0.03)
  Net realized gains.....................            (0.87)           (0.84)     (1.36)     (1.73)        --
                                                ----------       ----------   --------   --------   --------
    Total Distributions..................            (0.89)           (0.89)     (1.44)     (1.84)     (0.03)
                                                ----------       ----------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD...........       $    14.75       $    15.19   $  13.51   $  11.51   $  10.39
                                                ==========       ==========   ========   ========   ========
Total Return.............................             3.11%(c)        20.72%     32.26%     31.97%     10.49%(b)(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)......       $1,949,108       $2,089,940   $630,340   $430,837   $191,212
  Ratio of expenses to average
    net assets...........................             0.94%(d)         0.95%      0.98%      0.98%      0.95%(d)
  Ratio of net investment income to
    average
    net assets...........................             0.30%(d)         0.42%      0.66%      1.06%      1.13%(d)
  Ratio of expenses to average net
    assets*..............................             0.94%(d)         0.95%      0.98%      1.00%      1.04%(d)
  Ratio of net investment income to
    average net assets*..................             0.30%(d)         0.42%      0.66%      1.04%      1.04%(d)
  Portfolio turnover (e).................            22.43%           50.82%     62.37%    113.17%     65.21%

------------

  * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from date reorganized as a fund of the One Group Mutual Funds.
(b) Represents total return for Class A Shares from December 1, 1995 through March 25, 1996 plus total return for Class I Shares for the period from March 26, 1996 through June 30, 1996.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    DIVERSIFIED EQUITY FUND
                                            -----------------------------------------------------------------------
                                                                        CLASS A SHARES
                                            -----------------------------------------------------------------------
                                                                                            SEVEN
                                             SIX MONTHS                                     MONTHS
                                               ENDED           YEAR ENDED JUNE 30,          ENDED       YEAR ENDED
                                            DECEMBER 31,   ----------------------------    JUNE 30,    NOVEMBER 30,
                                                1999         1999      1998      1997      1996 (a)        1995
                                            ------------   --------   -------   -------    --------    ------------
                                            (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD....      $  15.16     $  13.50   $ 11.50   $ 10.39    $ 11.15       $   9.00
                                              --------     --------   -------   -------    -------       --------
Investment Activities:
  Net investment income (loss)..........          0.01         0.02      0.05      0.09       0.94           0.12
  Net realized and unrealized gains
    (losses) from investments...........          0.43         2.51      3.36      2.83       0.08           2.44
                                              --------     --------   -------   -------    -------       --------
    Total from Investment Activities....          0.44         2.53      3.41      2.92       1.02           2.56
                                              --------     --------   -------   -------    -------       --------
Distributions:
  Net investment income.................         (0.01)       (0.03)    (0.05)    (0.08)     (0.94)         (0.12)
  In excess of net investment income....            --           --        --        --      (0.01)            --
  Net realized gains....................         (0.87)       (0.84)    (1.36)    (1.73)     (0.83)         (0.29)
                                              --------     --------   -------   -------    -------       --------
    Total Distributions.................         (0.88)       (0.87)    (1.41)    (1.81)     (1.78)         (0.41)
                                              --------     --------   -------   -------    -------       --------
NET ASSET VALUE, END OF PERIOD..........      $  14.72     $  15.16   $ 13.50   $ 11.50    $ 10.39       $  11.15
                                              ========     ========   =======   =======    =======       ========
Total Return (Excludes Sales Charge)....          3.01%(b)    20.36%    31.96%    31.53%     10.40%(b)      29.57%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).....      $326,165     $340,736   $80,500   $47,306    $35,984       $217,978
  Ratio of expenses to average net
    assets..............................          1.19%(c)     1.20%     1.23%     1.23%      0.97%(c)       0.95%
  Ratio of net investment income to
    average net assets..................          0.05%(c)     0.10%     0.40%     0.83%      0.85%(c)       1.25%
  Ratio of expenses to average net
    assets*.............................          1.29%(c)     1.30%     1.33%     1.34%      1.05%(c)       0.95%
  Ratio of net investment income to
    average net assets*.................         (0.05)%(c)     0.00%    0.30%     0.72%      0.77%(c)       1.25%
  Portfolio turnover (d)................         22.43%       50.82%    62.37%   113.17%     65.21%         77.00%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of the One Group, the Paragon Value Growth Fund became the Value Growth Fund. Financial highlights for the periods prior to March 26, 1996 represent the Paragon Value Growth Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $15.26 to $10.00 effective March 26, 1996.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  DIVERSIFIED EQUITY FUND
                                            --------------------------------------------------------------------
                                                                       CLASS B SHARES
                                            --------------------------------------------------------------------
                                                                                          SEVEN
                                             SIX MONTHS                                   MONTHS        YEAR
                                               ENDED           YEAR ENDED JUNE 30,        ENDED        ENDED
                                            DECEMBER 31,   ---------------------------   JUNE 30,   NOVEMBER 30,
                                                1999        1999      1998      1997     1996 (a)       1995
                                            ------------   -------   -------   -------   --------   ------------
                                            (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD....      $ 14.97      $ 13.40   $ 11.47   $ 10.39    $11.16      $  9.01
                                              -------      -------   -------   -------    ------      -------
Investment Activities:
  Net investment income (loss)..........        (0.04)       (0.07)    (0.02)     0.01      0.91         0.05
  Net realized and unrealized gains
    (losses) from investments...........         0.41         2.48      3.31      2.82      0.07         2.46
                                              -------      -------   -------   -------    ------      -------
    Total from Investment Activities....         0.37         2.41      3.29      2.83      0.98         2.51
                                              -------      -------   -------   -------    ------      -------
Distributions:
  Net investment income.................           --           --        --     (0.02)    (0.91)       (0.07)
  In excess of net investment income....           --           --        --        --     (0.01)          --
  Net realized gains....................        (0.87)       (0.84)    (1.36)    (1.73)    (0.83)       (0.29)
                                              -------      -------   -------   -------    ------      -------
    Total Distributions.................        (0.87)       (0.84)    (1.36)    (1.75)    (1.75)       (0.36)
                                              -------      -------   -------   -------    ------      -------
NET ASSET VALUE, END OF PERIOD..........      $ 14.47      $ 14.97   $ 13.40   $ 11.47    $10.39      $ 11.16
                                              =======      =======   =======   =======    ======      =======
Total Return (Excludes Sales Charge)....         2.60%(b)    19.52%    30.89%    30.52%     9.96%(b)     28.74%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).....      $54,856      $52,004   $25,501   $10,517    $4,673      $ 2,923
  Ratio of expenses to average net
    assets..............................         1.94%(c)     1.96%     1.98%     1.98%     1.86%(c)      1.70%
  Ratio of net investment income to
    average net assets..................        (0.70)%(c)   (0.80)%   (0.35)%    0.07%     0.13%(c)      0.38%
  Ratio of expenses to average net
    assets*.............................         1.94%(c)     1.96%     1.98%     2.00%     1.94%(c)      1.70%
  Ratio of net investment income to
    average net assets*.................        (0.70)%(c)   (0.80)%   (0.35)%    0.05%     0.05%(c)      0.38%
  Portfolio turnover (d)................        22.43%       50.82%    62.37%   113.17%    65.21%       77.00%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of the One Group, the Paragon Value Growth Fund became the Value Growth Fund. Financial highlights for the periods prior to March 26, 1996 represent the Paragon Value Growth Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $15.21 to $10.00 effective March 26, 1996.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                         DIVERSIFIED EQUITY FUND
                                                                  -------------------------------------
                                                                             CLASS C SHARES
                                                                  -------------------------------------
                                                                   SIX MONTHS      YEAR     NOVEMBER 4,
                                                                     ENDED        ENDED       1997 TO
                                                                  DECEMBER 31,   JUNE 30,    JUNE 30,
                                                                      1999         1999      1998 (a)
                                                                  ------------   --------   -----------
                                                                  (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................        $ 15.06       $13.47      $11.76
                                                                    -------       ------      ------
Investment Activities:
  Net investment income (loss)..............................          (0.02)       (0.03)         --
  Net realized and unrealized gains (losses) from
    investments.............................................           0.40         2.46        2.35
                                                                    -------       ------      ------
    Total from Investment Activities........................           0.38         2.43        2.35
                                                                    -------       ------      ------
Distributions:
  Net investment income.....................................             --           --       (0.01)
  Net realized gains........................................          (0.87)       (0.84)      (0.63)
                                                                    -------       ------      ------
    Total Distributions.....................................          (0.87)       (0.84)      (0.64)
                                                                    -------       ------      ------
NET ASSET VALUE, END OF PERIOD..............................        $ 14.57       $15.06      $13.47
                                                                    =======       ======      ======
Total Return (Excludes Sales Charge)........................           2.65%(b)    19.57%      20.87%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................        $15,117       $8,058      $1,234
  Ratio of expenses to average net assets...................           1.94%(c)     1.96%       1.99%(c)
  Ratio of net investment income to average net assets......          (0.70)%(c)   (0.57)%     (0.43)%(c)
  Portfolio turnover (d)....................................          22.43%       50.82%      62.37%

------------

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           BALANCED FUND
                                                                          CLASS I SHARES
                                              -----------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                           YEAR ENDED JUNE 30,
                                              DECEMBER 31,      -----------------------------------------------------
                                                  1999            1999        1998       1997       1996       1995
                                              ------------      --------    --------    -------    -------    -------
                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD......      $  14.13        $  13.80    $  12.98    $ 11.71    $ 10.73    $  9.64
                                                --------        --------    --------    -------    -------    -------
Investment Activities:
  Net investment income (loss)............          0.21            0.34        0.40       0.43       0.41       0.38
  Net realized and unrealized gains
    (losses) from investments.............          0.19            1.28        2.24       1.81       1.16       1.12
                                                --------        --------    --------    -------    -------    -------
    Total from Investment Activities......          0.40            1.62        2.64       2.24       1.57       1.50
                                                --------        --------    --------    -------    -------    -------
Distributions:
  Net investment income...................         (0.21)          (0.34)      (0.39)     (0.43)     (0.41)     (0.37)
  Net realized gains......................         (0.53)          (0.95)      (1.43)     (0.54)     (0.18)     (0.04)
                                                --------        --------    --------    -------    -------    -------
    Total Distributions...................         (0.74)          (1.29)      (1.82)     (0.97)     (0.59)     (0.41)
                                                --------        --------    --------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD............      $  13.79        $  14.13    $  13.80    $ 12.98    $ 11.71    $ 10.73
                                                ========        ========    ========    =======    =======    =======
Total Return..............................          2.89%(a)       12.74%      22.12%     20.16%     14.87%     16.06%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).......      $217,539        $229,008    $105,243    $94,971    $50,323    $37,658
  Ratio of expenses to average net
    assets................................          0.86%(b)        0.85%       0.85%      0.80%      0.94%      1.06%
  Ratio of net investment income to
    average net assets....................          2.97%(b)        2.59%       3.03%      3.55%      3.58%      3.72%
  Ratio of expenses to average net
    assets*...............................          0.96%(b)        0.95%       1.03%      1.00%      1.19%      1.31%
  Ratio of net investment income to
    average net assets*...................          2.87%(b)        2.49%       2.85%      3.35%      3.33%      3.47%
  Portfolio turnover (c)..................         28.11%          85.81%      46.04%     80.96%     73.38%    115.36%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                            BALANCED FUND
                                                ---------------------------------------------------------------------
                                                                           CLASS A SHARES
                                                ---------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED                          YEAR ENDED JUNE 30,
                                                DECEMBER 31,      ---------------------------------------------------
                                                    1999           1999       1998       1997       1996       1995
                                                ------------      -------    -------    -------    -------    -------
                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........      $  14.14        $ 13.81    $ 13.00    $ 11.72    $ 10.74    $  9.65
                                                  --------        -------    -------    -------    -------    -------
Investment Activities:
  Net investment income (loss)..............          0.18           0.31       0.36       0.39       0.37       0.35
  Net realized and unrealized gains (losses)
    from investments........................          0.20           1.28       2.24       1.83       1.16       1.13
                                                  --------        -------    -------    -------    -------    -------
    Total from Investment Activities........          0.38           1.59       2.60       2.22       1.53       1.48
                                                  --------        -------    -------    -------    -------    -------
Distributions:
  Net investment income.....................         (0.19)         (0.31)     (0.36)     (0.40)     (0.37)     (0.34)
  In excess of net investment income........            --             --         --         --         --      (0.01)
  Net realized gains........................         (0.53)         (0.95)     (1.43)     (0.54)     (0.18)     (0.04)
                                                  --------        -------    -------    -------    -------    -------
    Total Distributions.....................         (0.72)         (1.26)     (1.79)     (0.94)     (0.55)     (0.39)
                                                  --------        -------    -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD..............      $  13.80        $ 14.14    $ 13.81    $ 13.00    $ 11.72    $ 10.74
                                                  ========        =======    =======    =======    =======    =======
Total Return (Excludes Sales Charge)........          2.76%(a)      12.45%     21.71%     19.85%     14.48%     15.76%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........      $116,232        $80,819    $50,456    $31,379    $17,849    $ 4,745
  Ratio of expenses to average net assets...          1.11%(b)       1.10%      1.10%      1.05%      1.19%      1.31%
  Ratio of net investment income to average
    net assets..............................          2.74%(b)       2.33%      2.77%      3.30%      3.33%      3.57%
  Ratio of expenses to average net
    assets*.................................          1.31%(b)       1.30%      1.38%      1.34%      1.54%      1.66%
  Ratio of net investment income to average
    net assets*.............................          2.54%(b)       2.13%      2.49%      3.01%      2.98%      3.22%
  Portfolio turnover (c)....................         28.11%         85.81%     46.04%     80.96%     73.38%    115.36%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           BALANCED FUND
                                              -----------------------------------------------------------------------
                                                                          CLASS B SHARES
                                              -----------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                           YEAR ENDED JUNE 30,
                                              DECEMBER 31,      -----------------------------------------------------
                                                  1999            1999        1998       1997       1996       1995
                                              ------------      --------    --------    -------    -------    -------
                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD......      $  14.20        $  13.87    $  13.04    $ 11.76    $ 10.76    $  9.67
                                                --------        --------    --------    -------    -------    -------
Investment Activities:
  Net investment income (loss)............          0.14            0.21        0.26       0.30       0.28       0.27
  Net realized and unrealized gains
    (losses) from investments.............          0.19            1.28        2.26       1.83       1.18       1.14
                                                --------        --------    --------    -------    -------    -------
    Total from Investment Activities......          0.33            1.49        2.52       2.13       1.46       1.41
                                                --------        --------    --------    -------    -------    -------
Distributions:
  Net investment income...................         (0.14)          (0.21)      (0.26)     (0.31)     (0.28)     (0.27)
  In excess of net investment income......            --              --          --         --         --      (0.01)
  Net realized gains......................         (0.53)          (0.95)      (1.43)     (0.54)     (0.18)     (0.04)
                                                --------        --------    --------    -------    -------    -------
    Total Distributions...................         (0.67)          (1.16)      (1.69)     (0.85)     (0.46)     (0.32)
                                                --------        --------    --------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD............      $  13.86        $  14.20    $  13.87    $ 13.04    $ 11.76    $ 10.76
                                                ========        ========    ========    =======    =======    =======
Total Return (Excludes Sales Charge)......          2.36%(a)       11.59%      20.95%     18.90%     13.79%     14.90%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).......      $283,974        $238,490    $114,957    $43,900    $18,575    $ 3,019
  Ratio of expenses to average net
    assets................................          1.86%(b)        1.85%       1.85%      1.81%      1.94%      2.07%
  Ratio of net investment income to
    average net assets....................          1.97%(b)        1.58%       2.01%      2.54%      2.58%      2.77%
  Ratio of expenses to average net
    assets*...............................          1.96%(b)        1.95%       2.03%      2.01%      2.19%      2.31%
  Ratio of net investment income to
    average net assets*...................          1.87%(b)        1.48%       1.83%      2.34%      2.33%      2.52%
  Portfolio turnover (c)..................         28.11%          85.81%      46.04%     80.96%     73.38%    115.36%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   EQUITY INDEX FUND
                                         ----------------------------------------------------------------------
                                                                     CLASS I SHARES
                                         ----------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                         YEAR ENDED JUNE 30,
                                         DECEMBER 31,    ------------------------------------------------------
                                             1999           1999        1998       1997       1996       1995
                                         ------------    ----------   --------   --------   --------   --------
                                         (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD................     $    31.79     $    27.16   $  21.80   $  16.66   $  14.03   $  11.59
                                          ----------     ----------   --------   --------   --------   --------
Investment Activities:
  Net investment income (loss).......           0.15           0.31       0.33       0.35       0.33       0.32
  Net realized and unrealized gains
    (losses) from investments........           2.19           5.54       5.98       5.27       3.16       2.59
                                          ----------     ----------   --------   --------   --------   --------
    Total from Investment
       Activities....................           2.34           5.85       6.31       5.62       3.49       2.91
                                          ----------     ----------   --------   --------   --------   --------
Distributions:
  Net investment income..............          (0.15)         (0.30)     (0.32)     (0.33)     (0.33)     (0.29)
  In excess of net investment
    income...........................             --             --         --         --      (0.01)     (0.02)
  Net realized gains.................          (0.45)         (0.92)     (0.63)     (0.15)     (0.52)     (0.16)
                                          ----------     ----------   --------   --------   --------   --------
    Total Distributions..............          (0.60)         (1.22)     (0.95)     (0.48)     (0.86)     (0.47)
                                          ----------     ----------   --------   --------   --------   --------
NET ASSET VALUE,
  END OF PERIOD......................     $    33.53     $    31.79   $  27.16   $  21.80   $  16.66   $  14.03
                                          ==========     ==========   ========   ========   ========   ========
Total Return.........................           7.43%(a)      22.50%     29.73%     34.30%     25.47%     25.79%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000)............................     $2,015,835     $1,855,947   $671,422   $480,819   $321,058   $234,895
  Ratio of expenses to average
    net assets.......................           0.35%(b)       0.35%      0.35%      0.30%      0.30%      0.33%
  Ratio of net investment income to
    average net assets...............           0.98%(b)       1.14%      1.37%      1.87%      2.18%      2.57%
  Ratio of expenses to average
    net assets*......................           0.57%(b)       0.57%      0.62%      0.61%      0.59%      0.66%
  Ratio of net investment income to
    average net assets*..............           0.76%(b)       0.92%      1.10%      1.56%      1.89%      2.24%
  Portfolio turnover (c).............           2.06%          5.37%      4.32%      5.81%      9.08%      2.71%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     EQUITY INDEX FUND
                                              ---------------------------------------------------------------
                                                                      CLASS A SHARES
                                              ---------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                     YEAR ENDED JUNE 30,
                                              DECEMBER 31,   ------------------------------------------------
                                                  1999         1999       1998      1997      1996      1995
                                              ------------   --------   --------   -------   -------   ------
                                              (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.....................      $  31.78     $  27.15   $  21.81   $ 16.67   $ 14.02   $11.59
                                                --------     --------   --------   -------   -------   ------
Investment Activities:
  Net investment income (loss)............          0.11         0.22       0.26      0.29      0.27     0.29
  Net realized and unrealized gains
    (losses) from investments.............          2.20         5.56       5.97      5.28      3.18     2.58
                                                --------     --------   --------   -------   -------   ------
    Total from Investment Activities......          2.31         5.78       6.23      5.57      3.45     2.87
                                                --------     --------   --------   -------   -------   ------
Distributions:
  Net investment income...................         (0.11)       (0.23)     (0.26)    (0.28)    (0.27)   (0.28)
  In excess of net investment income......            --           --         --        --     (0.01)      --
  Net realized gains......................         (0.45)       (0.92)     (0.63)    (0.15)    (0.52)   (0.16)
                                                --------     --------   --------   -------   -------   ------
    Total Distributions...................         (0.56)       (1.15)     (0.89)    (0.43)    (0.80)   (0.44)
                                                --------     --------   --------   -------   -------   ------
NET ASSET VALUE,
  END OF PERIOD...........................      $  33.53     $  31.78   $  27.15   $ 21.81   $ 16.67   $14.02
                                                ========     ========   ========   =======   =======   ======
Total Return (Excludes Sales Charge)......          7.33%(a)    22.22%     29.33%    33.94%    25.16%   25.43%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).......      $850,770     $732,325   $218,518   $98,338   $32,186   $3,003
  Ratio of expenses to average net
    assets................................          0.60%(b)     0.60%      0.60%     0.55%     0.55%    0.56%
  Ratio of net investment income to
    average net assets....................          0.73%(b)     0.79%      1.11%     1.59%     1.93%    2.38%
  Ratio of expenses to average net
    assets*...............................          0.92%(b)     0.92%      0.96%     0.95%     0.94%    1.01%
  Ratio of net investment income to
    average net assets*...................          0.41%(b)     0.47%      0.75%     1.19%     1.54%    1.94%
  Portfolio turnover (c)..................          2.06%        5.37%      4.32%     5.81%     9.08%    2.71%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     EQUITY INDEX FUND
                                              ----------------------------------------------------------------
                                                                       CLASS B SHARES
                                              ----------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                      YEAR ENDED JUNE 30,
                                              DECEMBER 31,   -------------------------------------------------
                                                  1999         1999       1998       1997      1996      1995
                                              ------------   --------   --------   --------   -------   ------
                                              (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.....................      $  31.72     $  27.13   $  21.80   $  16.68   $ 14.05   $11.61
                                                --------     --------   --------   --------   -------   ------
Investment Activities:
  Net investment income (loss)............            --         0.04       0.10       0.16      0.16     0.18
  Net realized and unrealized gains
    (losses) from investments.............          2.17         5.53       5.97       5.27      3.16     2.61
                                                --------     --------   --------   --------   -------   ------
    Total from Investment Activities......          2.17         5.57       6.07       5.43      3.32     2.79
                                                --------     --------   --------   --------   -------   ------
Distributions:
  Net investment income...................         (0.01)       (0.06)     (0.11)     (0.16)    (0.16)   (0.19)
  In excess of net investment income......            --           --         --         --     (0.01)      --
  Net realized gains......................         (0.45)       (0.92)     (0.63)     (0.15)    (0.52)   (0.16)
                                                --------     --------   --------   --------   -------   ------
    Total Distributions...................         (0.46)       (0.98)     (0.74)     (0.31)    (0.69)   (0.35)
                                                --------     --------   --------   --------   -------   ------
NET ASSET VALUE,
  END OF PERIOD...........................      $  33.43     $  31.72   $  27.13   $  21.80   $ 16.68   $14.05
                                                ========     ========   ========   ========   =======   ======
Total Return (Excludes Sales Charge)......          6.89%(a)    21.32%     28.47%     32.93%    24.05%   24.58%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).......      $642,608     $534,777   $351,624   $168,699   $38,538   $1,408
  Ratio of expenses to average net
    assets................................          1.35%(b)     1.35%      1.35%      1.30%     1.30%    1.34%
  Ratio of net investment income to
    average net assets....................         (0.02)%(b)     0.12%     0.36%      0.83%     1.18%    1.60%
  Ratio of expenses to average net
    assets*...............................          1.57%(b)     1.57%      1.61%      1.61%     1.59%    1.67%
  Ratio of net investment income to
    average net assets*...................         (0.24)%(b)    (0.10)%     0.10%     0.52%     0.89%    1.27%
  Portfolio turnover (c)..................          2.06%        5.37%      4.32%      5.81%     9.08%    2.71%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                          EQUITY INDEX FUND
                                                                -------------------------------------
                                                                           CLASS C SHARES
                                                                -------------------------------------
                                                                 SIX MONTHS      YEAR     NOVEMBER 4,
                                                                   ENDED        ENDED       1997 TO
                                                                DECEMBER 31,   JUNE 30,    JUNE 30,
                                                                    1999         1999      1998 (a)
                                                                ------------   --------   -----------
                                                                (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................      $  31.76     $ 27.14      $22.60
                                                                  --------     -------      ------
Investment Activities:
  Net investment income (loss)..............................          0.01        0.07        0.07
  Net realized and unrealized gains (losses) from
    investments.............................................          2.18        5.55        4.67
                                                                  --------     -------      ------
    Total from Investment Activities........................          2.19        5.62        4.74
                                                                  --------     -------      ------
Distributions:
  Net investment income.....................................         (0.02)      (0.08)      (0.08)
  Net realized gains........................................         (0.45)      (0.92)      (0.12)
                                                                  --------     -------      ------
    Total Distributions.....................................         (0.47)      (1.00)      (0.20)
                                                                  --------     -------      ------
NET ASSET VALUE,
  END OF PERIOD.............................................      $  33.48     $ 31.76      $27.14
                                                                  ========     =======      ======
Total Return (Excludes Sales Charge)........................          6.92%(b)   21.52%      21.07%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................      $106,174     $59,042      $3,214
  Ratio of expenses to average net assets...................          1.35%(c)    1.35%       1.35%(c)
  Ratio of net investment income to average net assets......         (0.02)%(c)    0.11%      0.27%(c)
  Ratio of expenses to average net assets*..................          1.57%(c)    1.57%       1.60%(c)
  Ratio of net investment income to average net assets*.....         (0.24)%(c)   (0.11)%     0.02%(c)
  Portfolio turnover (d)....................................          2.06%       5.37%       4.32%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     MARKET EXPANSION INDEX FUND
                                                              ------------------------------------------
                                                                            CLASS I SHARES
                                                              ------------------------------------------
                                                               SIX MONTHS     SIX MONTHS      JULY 31,
                                                                 ENDED          ENDED         1998 TO
                                                              DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                                                  1999         1999 (a)       1998 (b)
                                                              ------------    ----------    ------------
                                                              (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................    $ 10.63        $ 10.52        $ 10.00
                                                                -------        -------        -------
Investment Activities:
  Net investment income (loss)..............................       0.03           0.03           0.03
  Net realized and unrealized gains (losses) from
    investments.............................................       0.60           0.40           0.93
                                                                -------        -------        -------
    Total from Investment Activities........................       0.63           0.43           0.96
                                                                -------        -------        -------
Distributions:
  Net investment income.....................................      (0.03)         (0.03)         (0.03)
  Net realized gains........................................      (2.73)         (0.29)         (0.41)
                                                                -------        -------        -------
    Total Distributions.....................................      (2.76)         (0.32)         (0.44)
                                                                -------        -------        -------
NET ASSET VALUE,
  END OF PERIOD.............................................    $  8.50        $ 10.63        $ 10.52
                                                                =======        =======        =======
Total Return................................................       6.71%(c)       4.54%(c)       9.91%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................    $22,279        $28,871        $27,483
  Ratio of expenses to average net assets...................       0.59%(d)       0.57%(d)       0.56%(d)
  Ratio of net investment income to average net assets......       0.62%(d)       0.68%(d)       0.75%(d)
  Ratio of expenses to average net assets*..................       1.00%(d)       0.97%(d)       1.12%(d)
  Ratio of net investment income to average net assets*.....       0.21%(d)       0.28%(d)       0.19%(d)
  Portfolio turnover (e)....................................      16.18%         36.50%         20.18%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of the One Group, the Pegasus Market Expansion Index Fund became the Market Expansion Index Fund. The Financial Highlights for the periods prior to March 21, 1999 represent the Pegasus Market Expansion Index Fund.
(b) Period from commencement of operations.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     MARKET EXPANSION INDEX FUND
                                                              ------------------------------------------
                                                                            CLASS A SHARES
                                                              ------------------------------------------
                                                               SIX MONTHS     SIX MONTHS      JULY 31,
                                                                 ENDED          ENDED         1998 TO
                                                              DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                                                  1999         1999 (a)       1998 (b)
                                                              ------------    ----------    ------------
                                                              (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................     $10.63         $10.53         $10.00
                                                                 ------         ------         ------
Investment Activities:
  Net investment income (loss)..............................       0.02           0.03             --
  Net realized and unrealized gains (losses) from
    investments.............................................       0.60           0.39           0.95
                                                                 ------         ------         ------
    Total from Investment Activities........................       0.62           0.42           0.95
                                                                 ------         ------         ------
Distributions:
  Net investment income.....................................      (0.02)         (0.03)         (0.01)
  Net realized gains........................................      (2.73)         (0.29)         (0.41)
                                                                 ------         ------         ------
    Total Distributions.....................................      (2.75)         (0.32)         (0.42)
                                                                 ------         ------         ------
NET ASSET VALUE,
  END OF PERIOD.............................................     $ 8.50         $10.63         $10.53
                                                                 ======         ======         ======
Total Return (Excludes Sales Charge)........................       6.59%(c)       4.39%(c)       9.30%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................     $1,163         $  277         $   30
  Ratio of expenses to average net assets...................       0.84%(d)       0.85%(d)       0.77%(d)
  Ratio of net investment income to average net assets......       0.38%(d)       0.43%(d)       0.47%(d)
  Ratio of expenses to average net assets*..................       1.35%(d)       1.42%(d)       1.24%(d)
  Ratio of net investment income to average net assets*.....      (0.13)%(d)     (0.14)%(d)      0.00%(d)
  Portfolio turnover (e)....................................      16.18%         36.50%         20.18%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of the One Group, the Pegasus Market Expansion Index Fund became the Market Expansion Index Fund. The Financial Highlights for the periods prior to March 21, 1999 represent the Pegasus Market Expansion Index Fund.
(b) Period from commencement of operations.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     MARKET EXPANSION INDEX FUND
                                                              ------------------------------------------
                                                                            CLASS B SHARES
                                                              ------------------------------------------
                                                               SIX MONTHS     SIX MONTHS      JULY 31,
                                                                 ENDED          ENDED         1998 TO
                                                              DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                                                  1999         1999 (a)       1998 (b)
                                                              ------------    ----------    ------------
                                                              (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................     $10.74         $10.49         $10.00
                                                                 ------         ------         ------
Investment Activities:
  Net investment income (loss)..............................      (0.01)          0.02          (0.02)
  Net realized and unrealized gains (losses) from
    investments.............................................       0.59           0.54           0.92
                                                                 ------         ------         ------
    Total from Investment Activities........................       0.58           0.56           0.90
                                                                 ------         ------         ------
Distributions:
  Net investment income.....................................         --          (0.02)            --
  Net realized gains........................................      (2.73)         (0.29)         (0.41)
                                                                 ------         ------         ------
    Total Distributions.....................................      (2.73)         (0.31)         (0.41)
                                                                 ------         ------         ------
NET ASSET VALUE,
  END OF PERIOD.............................................     $ 8.59         $10.74         $10.49
                                                                 ======         ======         ======
Total Return (Excludes Sales Charge)........................       6.14%(c)       5.75%(c)       9.85%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................     $1,354         $  309         $   --(d)
  Ratio of expenses to average net assets...................       1.59%(e)       1.60%(e)       1.87%(e)
  Ratio of net investment income to average net assets......      (0.37)%(e)     (0.34)%(e)     (0.59)%(e)
  Ratio of expenses to average net assets*..................       2.00%(e)       2.13%(e)       2.14%(e)
  Ratio of net investment income to average net assets*.....      (0.78)%(e)     (0.87)%(e)     (0.86)%(e)
  Portfolio turnover (f)....................................      16.18%         36.50%         20.18%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of the One Group, the Pegasus Market Expansion Index Fund became the Market Expansion Index Fund. The Financial Highlights for the periods prior to March 21, 1999 represent the Pegasus Market Expansion Index Fund.
(b) Period from commencement of operations.
(c) Not annualized.
(d) Amount is less than $1,000.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               MARKET EXPANSION INDEX
                                                                        FUND
                                                              -------------------------
                                                                   CLASS C SHARES
                                                              -------------------------
                                                               SIX MONTHS     MARCH 22,
                                                                 ENDED         1999 TO
                                                              DECEMBER 31,    JUNE 30,
                                                                  1999        1999 (a)
                                                              ------------    ---------
                                                              (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................     $10.57        $ 9.32
                                                                 ------        ------
Investment Activities:
  Net investment income (loss)..............................         --          0.02
  Net realized and unrealized gains (losses) from
    investments.............................................       0.57          1.25
                                                                 ------        ------
    Total from Investment Activities........................       0.57          1.27
                                                                 ------        ------
Distributions:
  Net investment income.....................................         --         (0.02)
  Net realized gains........................................      (2.73)           --
                                                                 ------        ------
    Total Distributions.....................................      (2.73)        (0.02)
                                                                 ------        ------
NET ASSET VALUE,
  END OF PERIOD.............................................     $ 8.41        $10.57
                                                                 ======        ======
Total Return (Excludes Sales Charge)........................       6.15%(b)     13.64%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................     $   97        $   18
  Ratio of expenses to average net assets...................       1.59%(c)      1.58%(c)
  Ratio of net investment income to average net assets......      (0.36)%(c)    (0.33)%(c)
  Ratio of expenses to average net assets*..................       2.00%(c)      2.17%(c)
  Ratio of net investment income to average net assets*.....      (0.77)%(c)    (0.92)%(c)
  Portfolio turnover (d)....................................      16.18%        36.50%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 INTERNATIONAL EQUITY INDEX FUND
                                             ------------------------------------------------------------------------
                                                                          CLASS I SHARES
                                             ------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED                          YEAR ENDED JUNE 30,
                                             DECEMBER 31,    --------------------------------------------------------
                                                 1999          1999        1998        1997        1996        1995
                                             ------------    --------    --------    --------    --------    --------
                                             (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.....      $  18.63      $  17.97    $  16.89    $  15.17    $  13.93    $  13.46
                                               --------      --------    --------    --------    --------    --------
Investment Activities:
  Net investment income (loss)...........          0.03          0.19        0.21        0.15        0.11        0.13
  Net realized and unrealized gains
    (losses) from investments............          4.33          1.71        1.32        2.02        1.43        0.46
                                               --------      --------    --------    --------    --------    --------
    Total from Investment Activities.....          4.36          1.90        1.53        2.17        1.54        0.59
                                               --------      --------    --------    --------    --------    --------
Distributions:
  Net investment income..................         (0.05)        (0.39)      (0.02)      (0.17)      (0.16)      (0.08)
  In excess of net investment income.....            --            --          --       (0.13)      (0.02)         --
  Net realized gains.....................         (0.29)        (0.85)      (0.43)      (0.15)      (0.12)      (0.04)
                                               --------      --------    --------    --------    --------    --------
    Total Distributions..................         (0.34)        (1.24)      (0.45)      (0.45)      (0.30)      (0.12)
                                               --------      --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD...........      $  22.65      $  18.63    $  17.97    $  16.89    $  15.17    $  13.93
                                               ========      ========    ========    ========    ========    ========
Total Return.............................         23.54%(a)     11.27%       9.54%      14.64%      11.22%       4.20%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)......      $809,734      $657,902    $586,741    $449,949    $347,790    $218,299
  Ratio of expenses to average net
    assets...............................          0.85%(b)      0.85%       0.88%       0.86%       0.97%       1.04%
  Ratio of net investment income to
    average net assets...................          0.26%(b)      1.03%       1.29%       1.00%       1.04%       1.25%
  Ratio of expenses to average net
    assets*..............................          0.85%(b)      0.85%       0.88%       0.86%       1.00%       1.04%
  Ratio of net investment income to
    average net assets*..................          0.26%(b)      1.03%       1.29%       1.00%       1.01%       1.25%
  Portfolio turnover (c).................          9.61%        33.99%       9.90%       9.61%       6.28%       4.67%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    INTERNATIONAL EQUITY INDEX FUND
                                                   ------------------------------------------------------------------
                                                                             CLASS A SHARES
                                                   ------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED                       YEAR ENDED JUNE 30,
                                                   DECEMBER 31,    --------------------------------------------------
                                                       1999         1999       1998       1997       1996       1995
                                                   ------------    -------    -------    -------    -------    ------
                                                   (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...........      $ 18.68       $ 17.99    $ 16.92    $ 15.16    $ 13.92    $13.49
                                                     -------       -------    -------    -------    -------    ------
Investment Activities:
  Net investment income (loss).................        (0.01)         0.29       0.19       0.11       0.14      0.12
  Net realized and unrealized gains (losses)
    from investments...........................         4.35          1.60       1.31       2.03       1.40      0.43
                                                     -------       -------    -------    -------    -------    ------
    Total from Investment Activities...........         4.34          1.89       1.50       2.14       1.54      0.55
                                                     -------       -------    -------    -------    -------    ------
Distributions:
  Net investment income........................           --         (0.35)        --      (0.13)     (0.16)    (0.08)
  In excess of net investment income...........           --            --         --      (0.10)     (0.02)       --
  Net realized gains...........................        (0.29)        (0.85)     (0.43)     (0.15)     (0.12)    (0.04)
                                                     -------       -------    -------    -------    -------    ------
    Total Distributions........................        (0.29)        (1.20)     (0.43)     (0.38)     (0.30)    (0.12)
                                                     -------       -------    -------    -------    -------    ------
NET ASSET VALUE, END OF PERIOD.................      $ 22.73       $ 18.68    $ 17.99    $ 16.92    $ 15.16    $13.92
                                                     =======       =======    =======    =======    =======    ======
Total Return (Excludes Sales Charge)...........        23.39%(a)     11.21%      9.34%     14.31%     11.20%     3.87%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)............      $57,447       $55,691    $24,060    $12,562    $10,789    $5,028
  Ratio of expenses to average net assets......         1.10%(b)      1.10%      1.13%      1.11%      1.22%     1.28%
  Ratio of net investment income to average net
    assets.....................................         0.03%(b)      1.06%      1.11%      0.73%      0.79%     1.09%
  Ratio of expenses to average net assets*.....         1.20%(b)      1.20%      1.23%      1.19%      1.35%     1.38%
  Ratio of net investment income to average net
    assets*....................................        (0.07)%(b)     0.96%      1.01%      0.65%      0.66%     0.99%
  Portfolio turnover (c).......................         9.61%        33.99%      9.90%      9.61%      6.28%     4.67%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     INTERNATIONAL EQUITY INDEX FUND
                                                    -----------------------------------------------------------------
                                                                             CLASS B SHARES
                                                    -----------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED                       YEAR ENDED JUNE 30,
                                                    DECEMBER 31,    -------------------------------------------------
                                                        1999         1999       1998       1997       1996      1995
                                                    ------------    -------    -------    -------    ------    ------
                                                    (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD............      $ 17.89       $ 17.33    $ 16.44    $ 14.79    $13.73    $13.40
                                                      -------       -------    -------    -------    ------    ------
Investment Activities:
  Net investment income (loss)..................        (0.04)         0.10       0.08       0.09      0.03      0.03
  Net realized and unrealized gains (losses)
    from
    investments.................................         4.13          1.55       1.24       1.86      1.32      0.41
                                                      -------       -------    -------    -------    ------    ------
    Total from Investment Activities............         4.09          1.65       1.32       1.95      1.35      0.44
                                                      -------       -------    -------    -------    ------    ------
Distributions:
  Net investment income.........................           --         (0.24)        --      (0.08)    (0.15)    (0.07)
  In excess of net investment income............           --            --         --      (0.07)    (0.02)       --
  Net realized gains............................        (0.29)        (0.85)     (0.43)     (0.15)    (0.12)    (0.04)
                                                      -------       -------    -------    -------    ------    ------
    Total Distributions.........................        (0.29)        (1.09)     (0.43)     (0.30)    (0.29)    (0.11)
                                                      -------       -------    -------    -------    ------    ------
NET ASSET VALUE, END OF PERIOD..................      $ 21.69       $ 17.89    $ 17.33    $ 16.44    $14.79    $13.73
                                                      =======       =======    =======    =======    ======    ======
Total Return (Excludes Sales Charge)............        23.00%(a)     10.15%      8.48%     13.37%     9.97%     3.17%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).............      $24,353       $18,489    $13,307    $10,033    $5,856    $3,687
  Ratio of expenses to average net assets.......         1.85%(b)      1.83%      1.88%      1.86%     1.97%     2.04%
  Ratio of net investment income to average net
    assets......................................        (0.74)%(b)     0.10%      0.26%      0.08%     0.04%     0.25%
  Ratio of expenses to average net assets*......         1.85%(b)      1.83%      1.88%      1.86%     2.00%     2.04%
  Ratio of net investment income to average net
    assets*.....................................        (0.74)%(b)     0.10%      0.26%      0.08%     0.01%     0.25%
  Portfolio turnover (c)........................         9.61%        33.99%      9.90%      9.61%     6.28%     4.67%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    INTERNATIONAL EQUITY INDEX FUND
                                                                ---------------------------------------
                                                                            CLASS C SHARES
                                                                ---------------------------------------
                                                                 SIX MONTHS       YEAR      NOVEMBER 4,
                                                                   ENDED         ENDED        1997 TO
                                                                DECEMBER 31,    JUNE 30,     JUNE 30,
                                                                    1999          1999       1998 (a)
                                                                ------------    --------    -----------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................       $18.55        $17.91       $15.70
                                                                   ------        ------       ------
Investment Activities:
  Net investment income (loss)..............................        (0.04)         0.30         0.06
  Net realized and unrealized gains (losses) from
    investments.............................................         4.28          1.51         2.45
                                                                   ------        ------       ------
    Total from Investment Activities........................         4.24          1.81         2.51
                                                                   ------        ------       ------
Distributions:
  Net investment income.....................................           --         (0.32)          --
  Net realized gains........................................        (0.29)        (0.85)       (0.30)
                                                                   ------        ------       ------
    Total Distributions.....................................        (0.29)        (1.17)       (0.30)
                                                                   ------        ------       ------
NET ASSET VALUE, END OF PERIOD..............................       $22.50        $18.55       $17.91
                                                                   ======        ======       ======
Total Return (Excludes Sales Charge)........................        22.99%(b)     10.78%       16.34%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................       $8,139        $2,339       $  119
  Ratio of expenses to average net assets...................         1.85%(c)      1.86%        1.87%(c)
  Ratio of net investment income to average net assets......        (0.79)%(c)     0.73%        2.88%(c)
  Portfolio turnover (d)....................................         9.61%        33.99%        9.90%

------------

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                             DIVERSIFIED INTERNATIONAL FUND
                                     ------------------------------------------------------------------------------
                                                                     CLASS I SHARES
                                     ------------------------------------------------------------------------------
                                      SIX MONTHS       SIX MONTHS
                                        ENDED            ENDED                   YEAR ENDED DECEMBER 31,
                                     DECEMBER 31,       JUNE 30,       --------------------------------------------
                                         1999           1999 (a)         1998        1997        1996        1995
                                     ------------      ----------      --------    --------    --------    --------
                                     (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD.........................      $  15.13         $  13.93       $  12.14    $  11.79    $  11.05    $  10.01
                                       --------         --------       --------    --------    --------    --------
Investment Activities:
  Net investment income (loss)...          0.01             0.11           0.14        0.10        0.11        0.10
  Net realized and unrealized
    gains (losses) from
    investments..................          4.50             1.09           1.85        0.37        0.74        1.05
                                       --------         --------       --------    --------    --------    --------
    Total from Investment
       Activities................          4.51             1.20           1.99        0.47        0.85        1.15
                                       --------         --------       --------    --------    --------    --------
Distributions:
  Net investment income..........         (0.15)              --          (0.15)      (0.12)      (0.11)      (0.11)
  Net realized gains.............         (0.18)              --          (0.05)         --          --          --
                                       --------         --------       --------    --------    --------    --------
    Total Distributions..........         (0.33)              --          (0.20)      (0.12)      (0.11)      (0.11)
                                       --------         --------       --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD...      $  19.31         $  15.13       $  13.93    $  12.14    $  11.79    $  11.05
                                       ========         ========       ========    ========    ========    ========
Total Return.....................         29.99%(b)         8.61%(b)      16.43%       3.98%       7.90%      11.47%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000)........................      $753,894         $599,310       $569,522    $487,986    $389,997    $106,300
  Ratio of expenses to average
    net assets...................          1.04%(c)         1.06%(c)       1.09%       1.10%       1.10%       1.16%(c)
  Ratio of net investment income
    to average net assets........          0.10%(c)         1.59%(c)       1.04%       1.05%       1.01%       1.43%(c)
  Ratio of expenses to average
    net assets*..................          1.07%(c)         1.09%(c)       1.09%       1.10%       1.10%       1.24%(c)
  Ratio of net investment income
    to average net assets*.......          0.07%(c)         1.56%(c)       1.04%       1.05%       1.01%       1.35%(c)
  Portfolio turnover (d).........          8.06%            2.96%          8.50%       3.56%       6.37%       2.09%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of the One Group, the Pegasus International Equity Fund became the Diversified International Fund. The Financial Highlights for the periods prior to March 21, 1999 represent the Pegasus International Equity Fund.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               DIVERSIFIED INTERNATIONAL FUND
                                          -------------------------------------------------------------------------
                                                                       CLASS A SHARES
                                          -------------------------------------------------------------------------
                                           SIX MONTHS      SIX MONTHS
                                             ENDED           ENDED                 YEAR ENDED DECEMBER 31,
                                          DECEMBER 31,      JUNE 30,      -----------------------------------------
                                              1999          1999 (a)       1998       1997        1996       1995
                                          ------------     ----------     -------    -------     -------    -------
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..      $ 15.08         $ 13.89       $ 12.11    $ 11.77     $ 11.05    $ 10.01
                                            -------         -------       -------    -------     -------    -------
Investment Activities:
  Net investment income (loss)........        (0.03)           0.08          0.11       0.07        0.10       0.10
  Net realized and unrealized gains
    (losses) from investments.........         4.50            1.11          1.84       0.36        0.72       1.05
                                            -------         -------       -------    -------     -------    -------
    Total from Investment
       Activities.....................         4.47            1.19          1.95       0.43        0.82       1.15
                                            -------         -------       -------    -------     -------    -------
Distributions:
  Net investment income...............        (0.12)             --         (0.13)     (0.09)      (0.10)     (0.11)
  Net realized gains..................        (0.18)             --            --         --          --         --
  In excess of net investment
    income............................           --              --         (0.04)        --          --         --
                                            -------         -------       -------    -------     -------    -------
    Total Distributions...............        (0.30)             --         (0.17)     (0.09)      (0.10)     (0.11)
                                            -------         -------       -------    -------     -------    -------
NET ASSET VALUE, END OF PERIOD........      $ 19.25         $ 15.08       $ 13.89    $ 12.11     $ 11.77    $ 11.05
                                            =======         =======       =======    =======     =======    =======
Total Return (Excludes Sales
  Charge).............................        29.76%(b)        8.57%(b)     16.12%      3.69%       7.50%     11.47%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)...      $37,033         $34,900       $44,232    $26,703     $10,836    $   988
  Ratio of expenses to average net
    assets............................         1.29%(c)        1.29%(c)      1.34%      1.35%       1.23%      1.16%
  Ratio of net investment income to
    average net assets................        (0.18)%(c)       1.25%(c)      0.79%      0.80%       0.88%      1.43%
  Ratio of expenses to average net
    assets*...........................         1.42%(c)        1.37%(c)      1.34%      1.35%       1.23%      1.24%
  Ratio of net investment income to
    average net assets*...............        (0.31)%(c)       1.17%(c)      0.79%      0.80%       0.88%      1.35%
  Portfolio turnover (d)..............         8.06%           2.96%         8.50%      3.56%(e)    6.37%      2.09%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of the One Group, the Pegasus International Equity Fund became the Diversified International Fund. The Financial Highlights for the periods prior to March 21, 1999 represent the Pegasus International Equity Fund.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(e) The Portfolio Turnover Percentage was adjusted for a conversion of assets from First National Bank of Chicago's International Equity Common Trust Fund, which took place during 1997. The Fund's securities purchases were appropriately reduced by the fair market value of the asset transfer approximating $20 million.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 DIVERSIFIED INTERNATIONAL FUND
                                               ------------------------------------------------------------------
                                                                         CLASS B SHARES
                                               ------------------------------------------------------------------
                                                SIX MONTHS      SIX MONTHS         YEAR ENDED         AUGUST 24,
                                                  ENDED           ENDED           DECEMBER 31,         1996 TO
                                               DECEMBER 31,      JUNE 30,      ------------------    DECEMBER 31,
                                                   1999          1999 (a)       1998       1997        1996 (b)
                                               ------------     ----------     -------    -------    ------------
                                               (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.......      $ 14.08         $ 13.01       $ 11.37    $ 11.08      $ 10.84
                                                 -------         -------       -------    -------      -------
Investment Activities:
  Net investment income (loss).............        (0.04)           0.03          0.01       0.01         0.04
  Net realized and unrealized gains
    (losses) from investments..............         4.15            1.04          1.74       0.34         0.24
                                                 -------         -------       -------    -------      -------
    Total from Investment Activities.......         4.11            1.07          1.75       0.35         0.28
                                                 -------         -------       -------    -------      -------
Distributions:
  Net investment income....................        (0.08)             --         (0.08)     (0.06)       (0.04)
  Net realized gains.......................        (0.18)             --            --         --           --
  In excess of net investment income.......           --              --         (0.03)        --           --
                                                 -------         -------       -------    -------      -------
    Total Distributions....................        (0.26)             --         (0.11)     (0.06)       (0.04)
                                                 -------         -------       -------    -------      -------
NET ASSET VALUE, END OF PERIOD.............      $ 17.93         $ 14.08       $ 13.01    $ 11.37      $ 11.08
                                                 =======         =======       =======    =======      =======
Total Return (Excludes Sales Charge).......        29.36%(c)        8.22%(c)     15.43%      2.90%        2.62%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)........      $ 4,088         $ 2,478       $ 2,545    $ 1,763      $ 1,131
  Ratio of expenses to average net
    assets.................................         2.04%(d)        2.05%(d)      2.09%      2.10%        2.05%(d)
  Ratio of net investment income to average
    net assets.............................        (0.91)(d)        0.57%(d)      0.04%      0.05%        0.75%(d)
  Ratio of expenses to average net
    assets*................................         2.07%(d)        2.08%(d)      2.09%      2.10%        2.05%(d)
  Ratio of net investment income to average
    net assets*............................        (0.94)%(d)       0.54%(d)      0.04%      0.05%        0.75%(d)
  Portfolio turnover (e)...................         8.06%           2.96%         8.50%      3.56%        6.37%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of the One Group, the Pegasus International Equity Fund became the Diversified International Fund. The Financial Highlights for the periods prior to March 21, 1999 represent the Pegasus International Equity Fund.
(b) Period from commencement of operations.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                DIVERSIFIED INTERNATIONAL FUND
                                                                ------------------------------
                                                                        CLASS C SHARES
                                                                ------------------------------
                                                                 SIX MONTHS          MARCH 22,
                                                                   ENDED              1999 TO
                                                                DECEMBER 31,         JUNE 30,
                                                                    1999             1999 (a)
                                                                ------------         ---------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $ 14.08             $ 13.47
                                                                  -------             -------
Investment Activities:
  Net investment income (loss)..............................        (0.02)                 --
  Net realized and unrealized gains (losses) from
    investments.............................................         4.12                0.61
                                                                  -------             -------
    Total from Investment Activities........................         4.10                0.61
                                                                  -------             -------
Distributions:
  Net investment income.....................................        (0.11)                 --
  Net realized gains........................................        (0.18)                 --
                                                                  -------             -------
    Total Distributions.....................................        (0.29)                 --
                                                                  -------             -------
NET ASSET VALUE, END OF PERIOD..............................      $ 17.89             $ 14.08
                                                                  =======             =======
Total Return (Excludes Sales Charge)........................        29.30%(b)            4.53%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................      $   136             $     5
  Ratio of expenses to average net assets...................         2.04%(c)            2.00%(c)
  Ratio of net investment income to average net assets......        (0.83)%(c)           1.58%(c)
  Ratio of expenses to average net assets*..................         2.07%(c)            2.00%(c)
  Ratio of net investment income to average net assets*.....        (0.86)%(c)           1.58%(c)
  Portfolio turnover (d)....................................         8.06%               2.96%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 1999
(Unaudited)

1. ORGANIZATION:

   The One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Small Cap Growth Fund, the Small Cap Value Fund, the Mid Cap Growth Fund, Mid Cap Value Fund, the Diversified Mid Cap Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Equity Income Fund, the Diversified Equity Fund, the Balanced Fund, the Equity Index Fund, the Market Expansion Index Fund, the International Equity Index Fund and the Diversified International Fund, (individually a "Fund", collectively the "Funds") only. Each Fund is a diversified mutual fund.

   The Funds' investment objectives are as follows:

                    FUND                                                 OBJECTIVE
                    ----                                                 ---------
    Small Cap Growth Fund                       Seeks long-term capital growth primarily by investing in a portfolio of equity securities of small capitalization and emerging growth companies.
    Small Cap Value Fund                        Seeks long-term capital growth primarily by investing in
                                                 equity securities of companies with small capitalizations.
    Mid Cap Growth Fund                         Seeks growth of capital and secondarily, current income by investing primarily in equity securities.
    Mid Cap Value Fund                          Seeks capital appreciation with the secondary goal of
                                                 achieving current income by investing primarily in equity
                                                 securities.
    Diversified Mid Cap Fund                    Seeks long-term capital growth by investing primarily in
                                                 equity securities of companies with intermediate
                                                 capitalizations.
    Large Cap Growth Fund                       Seeks long-term capital appreciation and growth of income by investing primarily in equity securities.
    Large Cap Value Fund                        Seeks capital appreciation with the incidental goal of
                                                 achieving current income by investing primarily in equity
                                                 securities.
    Equity Income Fund                          Seeks current income through regular payment of dividends
                                                 with the secondary goal of achieving capital appreciation
                                                 by investing primarily in equity securities.
    Diversified Equity Fund                     Seeks long-term capital growth and growth of income with a secondary objective of providing a moderate level of
                                                 current income.
    Balanced Fund                               Seeks to provide total return while preserving capital.
    Equity Index Fund                           Seeks investment results that correspond to the aggregate
                                                 price and dividend performance of securities in the
                                                 Standard & Poor's 500 Composite Stock Price Index ("S&P
                                                 500").
    Market Expansion Index Fund                 Seeks to provide a return which substantially duplicates the price and yield performance of domestically traded common
                                                 stocks in the small and mid-capitalization equity markets, as represented by a market capitalization weighted
                                                 combination of the Standard & Poor's Small Cap 600 Index
                                                 ("S&P Small Cap 600") and the Standard & Poor's Mid Cap 400
                                                 Index ("S&P Mid Cap 400").
    International Equity Index Fund             Seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the MSCI EAFE GDP Index.

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

                    FUND                                                 OBJECTIVE
                    ----                                                 ---------
    Diversified International Fund              Seeks long-term capital growth by investing primarily in
                                                 equity securities of foreign issuers.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Listed securities are valued at the latest available sales price on the principal exchange where such securities are traded. Unlisted securities or listed securities for which latest sales prices are not available are valued at the mean of the latest bid and ask price in the principal market where such securities are normally traded. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which there are no such quotations or valuations are carried at fair value as determined by the Pricing Committee which is comprised of members from Banc One Investment Advisors Corporation (the "Advisor") and The One Group Services Company (the "Administrator") under the direction of the Board of Trustees.

     FOREIGN CURRENCY TRANSLATION

     Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of realized gains or losses and unrealized appreciation or depreciation from investments due to fluctuations in foreign currency exchange rates is not separately disclosed. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     FORWARD FOREIGN CURRENCY CONTRACTS

     Forward foreign currency contracts are valued at the daily exchange rate of the underlying currency. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are presented net on the Statement of Assets and Liabilities. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized appreciation or depreciation until the contract settlement date. Gains or losses from the purchase or sale of forward foreign currency contracts having the same settlement date and broker are recorded as realized on the date of offset; otherwise gains or losses are recorded as realized on settlement date.

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that are deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans under the 1940 Act.

     SECURITIES LENDING

     To generate additional income, the Funds may lend up to 33 1/3% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, letters of credit or any combination of cash, such securities, shares, or letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of December 31, 1999, the following Funds had securities with the following market values on loan (amounts in thousands):

                                                                   MARKET        MARKET
                                                                   VALUE         VALUE
                                                                     OF        OF LOANED
                                                                 COLLATERAL    SECURITIES
                                                                 ----------    ----------
   Small Cap Growth Fund.......................................   $ 12,006      $ 11,755
   Small Cap Value Fund........................................      1,392         1,363
   Mid Cap Growth Fund.........................................    248,835       243,419
   Mid Cap Value Fund..........................................     53,834        52,643
   Diversified Mid Cap Fund....................................    103,591       101,206
   Large Cap Growth Fund.......................................    260,160       254,328
   Large Cap Value Fund........................................     57,270        55,915
   Equity Income Fund..........................................     47,810        46,531
   Diversified Equity Fund.....................................    111,826       109,414
   Balanced Fund...............................................     60,785        59,284
   Equity Index Fund...........................................    241,200       235,727
   Market Expansion Index Fund.................................      1,184         1,159
   International Equity Index Fund.............................    129,672       125,744
   Diversified International Fund..............................     69,319        67,717

     The loaned securities were fully collateralized by cash, U.S. government securities and letters of credit as of December 31, 1999.

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income, including any discount or premium, is accrued for both financial reporting and tax purposes using the effective interest method.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses, which are attributable to more than one Fund of the Trust, are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid quarterly for the Funds except for the International Equity Index Fund and the Diversified International Fund which declares and pays dividends, if any, at least annually and the Equity Income Fund and the Balanced Fund which declares and pays dividends monthly. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses.

     Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards, foreign currency transactions, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets.

     FEDERAL INCOME TAXES

     Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with the applicable country's tax rules and rates.

     DEFERRED ORGANIZATION COSTS

     Costs incurred by the Trust in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution, have been deferred. Prior to June 30, 1998, costs were being amortized using the straight-line method over a period of five years beginning with the commencement of each Fund's operations. After June 30, 1998, costs are expensed as incurred. All such costs, which are attributable to more than one fund of the Trust, have been allocated among the respective funds pro-rata, based on the relative net assets of each Fund. In the event that any of the initial shares are redeemed during such period by any holder thereof, the related fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

     FINANCIAL INSTRUMENTS

     Investing in financial instruments such as options, futures, indexed securities and sales of forward foreign currency contracts involves risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract, and changes in the value of currency relative to the U.S. dollar. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuations in the value of securities held or planned to be purchased by the Funds.

     FUTURES CONTRACTS

     The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

     The following is a summary of futures outstanding as of December 31, 1999:

                                                                          OPENING      CURRENT
                                                             NUMBER      POSITIONS   MARKET VALUE
   FUND                                CONTRACT TYPE      OF CONTRACTS     (000)        (000)
   ----                                -------------      ------------   ---------   ------------
   Mid Cap Growth Fund............  Long Mid Cap 400,
                                      March 2000 Futures      125         $26,293      $28,072
   Diversified Mid Cap Fund.......  Long Mid Cap 400,
                                      March 2000 Futures      101          21,449       22,682
   Large Cap Growth Fund..........  Long S&P 500, March
                                      2000 Futures            125          46,144       46,381
   Balanced Fund..................  Long S&P 500, March
                                      2000 Futures             68          24,305       25,231
   Equity Index Fund..............  Long S&P 500, March
                                      2000 Futures            126          44,880       46,753
   Market Expansion Fund..........  Long S&P 500, March
                                      2000 Futures              3           1,082        1,113
   International Equity Index       Long Nikkei 225,
     Fund.........................  March 2000 Futures         90           8,286        8,505
   Diversified International        Long Topix, March
     Fund.........................    2000 Futures            150          23,935       25,216

     WRITTEN OPTIONS

     The Funds may write covered call or secured put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

     The following is a summary of option activity for the six months ended December 31, 1999 by the Funds (amounts in thousands):

                                                  MID CAP VALUE FUND          LARGE CAP GROWTH FUND
                                              --------------------------    --------------------------
                                              SHARES SUBJECT                SHARES SUBJECT
                                               TO CONTRACT      PREMIUMS     TO CONTRACT      PREMIUMS
                                              --------------    --------    --------------    --------
   COVERED CALL OPTIONS
   Balance at beginning of period...........         --          $  --            --            $ --
   Options written..........................        795            953            80             754
   Options expired..........................       (478)          (432)          (15)            (52)
   Options exercised........................       (127)          (290)          (25)            (86)
                                                   ----          -----           ---            ----
   Options outstanding at end of period.....        190          $ 231            40            $616
                                                   ====          =====           ===            ====

                                                                    LARGE CAP VALUE FUND
                                                                 --------------------------
                                                                 SHARES SUBJECT
                                                                  TO CONTRACT      PREMIUMS
                                                                 --------------    --------
   COVERED CALL OPTIONS
   Balance at beginning of period..............................         75          $ 661
   Options written.............................................        110            212
   Options closed..............................................        (25)           (74)
   Options expired.............................................       (110)          (212)
   Options exercised...........................................        (50)          (587)
                                                                      ----          -----
   Options outstanding at end of period........................         --             --
                                                                      ====          =====

                                                                    MID CAP GROWTH FUND
                                                                 --------------------------
                                                                 SHARES SUBJECT
                                                                  TO CONTRACT      PREMIUMS
                                                                 --------------    --------
   PURCHASED CALL OPTIONS
   Balance at beginning of period..............................         --          $  --
   Options bought..............................................        100            316
   Options sold................................................       (100)          (316)
                                                                      ----          -----
   Options outstanding at end of period........................         --             --
                                                                      ====          =====

     The following is a summary of options outstanding as of December 31, 1999 (amounts in thousands):

     COVERED CALL OPTIONS

                                                                   SHARES SUBJECT
   FUND                                    SECURITY                 TO CONTRACT     MARKET VALUE
   ----                                    --------                --------------   ------------
   Mid Cap Value Fund......  ATMEL Corp., $30.00, 1/24/00                50            $  103
   Mid Cap Value Fund......  ATMEL Corp., $32.50, 1/24/00                50                59
   Mid Cap Value Fund......  Federal Mogul Corp., $20.00, 1/24/00        40                48
   Mid Cap Value Fund......  Federal Mogul Corp., $22.50, 2/21/00        50                47
   Large Cap Growth Fund...  Yahoo, $400, 1/20/00                        40             2,400

     INDEXED SECURITIES

     The Balanced Fund may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices or other reference instruments. Indexed

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

     securities may be more volatile than the referenced instrument itself, but any loss is limited to the amount of the original investment.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer fifty-four series and six classes of shares: Class I, Class A, Class B, Class C, Service Class and Class S. Currently, the Trust consists of forty-nine active funds. The Funds are each authorized to issue Class I, Class A, Class B and Class C shares only. Class A shares are subject to initial sales charges, imposed at the time of purchase, in accordance with the Fund's prospectus. Certain redemptions of Class B and Class C shares are subject to contingent deferred sales charges in accordance with the Fund's prospectus. As of December 31, 1999, there were no shareholders in Class C of the Balanced Fund. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. See Schedules of Capital Stock Activity.

4. INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to a fee, computed daily and paid monthly, at the annual rate of 0.74% of the average net assets on the first $1.5 billion, 0.70% of the average net assets on the next $ 500 million and 0.65% of the average net assets over $2 billion of the Small Cap Growth Fund, the Mid Cap Growth Fund, the Mid Cap Value Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Equity Income Fund, the Diversified Equity Fund, the Small Cap Value Fund and the Diversified Mid Cap Fund; 0.65% of the average daily net assets of the Balanced Fund; 0.30% of the average daily net assets of the Equity Index Fund; 0.35% of the average daily net assets of the Market Expansion Index Fund; 0.55% of the average daily net assets of the International Equity Index Fund; and 0.80% of the average daily net assets of the Diversified International Fund.

   Prior to November 1, 1999, Independence International Associates, Inc. ("IIA"), an indirect subsidiary of John Hancock Mutual Life Insurance Company, managed the investment portfolio of the International Equity Index Fund subject to the supervision of the Advisor pursuant to a Sub-Advisory Agreement with the Advisor. For its services, IIA was paid a fee by the Advisor, computed daily and paid monthly, at the annual rate of 0.275% of average daily net assets up to $10 million, 0.225% of average daily net assets over $10 million up to $25 million, 0.195% of net assets over $25 million up to $50 million, 0.125% of the average daily net assets over $50 million up to $100 million and 0.060% of the average daily net assets over $100 million.

   The Trust and the Administrator, a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administrative agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust net assets (excluding the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Growth Fund, and the Investor Balanced Fund (the "Investor Funds") and the Treasury Only Money Market Fund, the Government Money Market Fund and the Institutional Prime Money Market Fund (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion. The Advisor also serves as Sub-Administrator to each Fund of the Trust, pursuant to an agreement

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

   between the Administrator and the Advisor. Pursuant to this agreement, the Advisor performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A, Class B, and Class C shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A shares of each of the funds and 1.00% of the average daily net assets of the Class B shares and Class C shares of each of the funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A shares of each Fund. Up to 0.25% of the fees payable under the Plans may be used as compensation for shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Advisor), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Class I shares of each fund are offered without distribution fees. For the period ended December 31, 1999, the Distributor received $6,306,488 from commissions earned on sales of Class A shares and redemption of Class B shares and Class C shares, of which, the Distributor re-allowed $ 5,243,206 to affiliated broker-dealers of the funds.

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Advisor, the Administrator and the Distributor voluntarily agreed to waive a portion of their fees. For the six months ended December 31, 1999, fees in the following amounts were waived (amounts in thousands):


INVESTMENT
                                                                                                12b-1 FEES
                                                            ADVISORY FEES    ADMINISTRATION     WAIVED
                                                               WAIVED         FEES WAIVED       CLASS A
                                                            -------------    --------------    ----------
   Small Cap Growth Fund..................................     $    9            $   24           $ 17
   Small Cap Value Fund...................................        143                 9             11
   Mid Cap Growth Fund....................................         --                --             87
   Mid Cap Value Fund.....................................        100                --             54
   Diversified Mid Cap Fund...............................        794                --            110
   Large Cap Growth Fund..................................         --                --            247
   Large Cap Value Fund...................................         --                --             20
   Equity Income Fund.....................................        682               200             65
   Diversified Equity Fund................................         --                --            162
   Balanced Fund..........................................        289                --             52
   Equity Index Fund......................................      2,512             1,001            386
   Market Expansion Index Fund............................         42                17             --(a)
   International Equity Index Fund........................         --                --             28
   Diversified International Fund.........................        101                10             18

------------
(a) Amount is less than $ 1,000.

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

5. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and purchased options) for the six months ended December 31, 1999 were as follows (amounts in thousands):

                                                                  PURCHASES       SALES
                                                                  ----------    ----------
    Small Cap Growth Fund.......................................  $  157,662    $  111,377
    Small Cap Value Fund........................................     197,792       240,631
    Mid Cap Growth Fund.........................................   1,195,608     1,240,442
    Mid Cap Value Fund..........................................     554,892       643,337
    Diversified Mid Cap Fund....................................     353,705       553,206
    Large Cap Growth Fund.......................................   2,200,113     2,250,724
    Large Cap Value Fund........................................   1,042,433       945,234
    Equity Income Fund..........................................      79,016       278,178
    Diversified Equity Fund.....................................     520,473       725,132
    Balanced Fund...............................................     198,327       143,571
    Equity Index Fund...........................................     233,767        65,837
    Market Expansion Index Fund.................................       4,446         9,387
    International Equity Index Fund.............................      92,467        73,926
    Diversified International Fund..............................      52,628        68,604

6. LINE OF CREDIT:

   The Trust and State Street Bank and Trust Company ("State Street") and a group of banks (collectively, the "Banks") entered into a financing agreement dated October 19, 1999. Under this agreement, the Banks provide an unsecured committed credit facility in the aggregate amount of $500 million. The credit facility is allocated, under the terms of the financing agreement, among the Banks. Advances under the agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. Interest on borrowings during the period from and including December 15, 1999 to January 17, 2000, is payable at 0.50% plus the higher of the Fed Funds Effective Rate plus 0.50% or the Fed Funds Target Rate plus 1.50%. A commitment fee of 0.10% per annum will be incurred on the unused portion of the committed facility, which is allocated to all funds.

   As of December 31, 1999, there were no loans outstanding under this agreement. During the six months ended December 31, 1999, borrowings by the Funds under the Agreement were as follows:

                                                                      AVERAGE             AVERAGE
   FUND                                                          AMOUNT OUTSTANDING    INTEREST RATE
   ----                                                          ------------------    -------------
   Diversified Equity Fund.....................................       $65,217             6.265%
   Market Expansion Index Fund.................................        30,978             5.857%
   Diversified International Fund..............................        19,130             6.250%

   The average amount outstanding was calculated based on daily balances during the period.

7. DEFERRED TRUSTEES FEES:

   Independent Trustees of the Funds may participate in a Deferred Compensation Plan in which they may defer any or all compensation related to performance of their duties as a Trustee. All deferred compensation is paid by

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

   the Funds and invested into various One Group funds elected by each Trustee. The plan is fully funded and therefore, the Funds bear no additional trustee expense over and above the normal cash compensation.

8. CONVERSION OF COMMON TRUST FUNDS:

   The net assets of certain common trust funds managed by First Chicago NBD Investment Management Company (an affiliate of the Advisor) were exchanged in a tax-free conversion for Class I shares of the corresponding Funds. The transactions were accounted for by a method followed for tax purposes in a tax-free business combination. The following is a summary of dates, shares issued, net asset value per share issued and unrealized appreciation of assets acquires as of the conversion date:

                                                                                  NET ASSET
                                                                                    VALUE
                                                            SHARES   NET ASSETS   PER SHARE    UNREALIZED
                                                            ISSUED   CONVERTED     ISSUED     APPRECIATION
                                                            ------   ----------   ---------   ------------
   June 19, 1998
   Diversified Mid Cap Fund...............................    740     $ 14,935     $20.19       $  7,648
   July 31, 1998
   Diversified Mid Cap Fund...............................  9,466      191,220      20.20         57,931
   Market Expansion Index Fund............................  2,644       26,440      10.00          8,449
   February 21, 1999
   Equity Index Fund......................................  9,509      273,174      28.73        151,207
   Large Cap Growth Fund..................................  6,735      162,412      24.11         98,725

9. MARQUIS REORGANIZATION:

   The Trust entered an agreement and plan of reorganization and liquidation ("the Marquis Reorganization") with the Marquis Family of Funds (the "Marquis Funds") pursuant to which all of the assets and liabilities of each Marquis Fund transferred to a fund of the One Group in exchange for shares of the corresponding fund of the One Group. The Marquis Reorganization, which qualified as a tax-free exchange for Federal income tax purposes, was completed on August 10, 1998 following approval by shareholders of the Marquis Funds at a special shareholder meeting. The following is a summary of shares outstanding, net assets, net asset value per share issued and unrealized appreciation immediately before and after the Marquis Reorganization (amounts in thousands except per share amounts):

                                                                                                           AFTER
                                                                     BEFORE REORGANIZATION             REORGANIZATION
                                                           -----------------------------------------   --------------
                                                                 MARQUIS
                                                                 BALANCED              BALANCED           BALANCED
                                                                   FUND                  FUND               FUND
                                                           --------------------   ------------------   --------------
    Shares...............................................          12,183                21,074             31,876
    Net assets...........................................        $141,641              $276,845           $418,486
    Net asset value:
      Class I............................................              --                 13.11              13.11
      Class A............................................           11.62                 13.12              13.12
      Class B............................................           11.69                 13.17              13.17
    Unrealized appreciation..............................          14,690                25,535             40,225

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

                                                                                                           AFTER
                                                                     BEFORE REORGANIZATION             REORGANIZATION
                                                           -----------------------------------------   --------------
                                                                 MARQUIS               MID CAP            MID CAP
                                                               VALUE EQUITY             VALUE              VALUE
                                                                   FUND                  FUND               FUND
                                                           --------------------   ------------------   --------------
    Shares...............................................          10,265                46,635             56,558
    Net assets...........................................        $136,943              $643,645           $780,588
    Net asset value:
      Class I............................................              --                 13.80              13.80
      Class A............................................           13.34                 13.84              13.84
      Class B............................................           13.38                 13.76              13.76
    Unrealized appreciation..............................          16,925                47,342             64,267

                                                                                                           AFTER
                                                                     BEFORE REORGANIZATION             REORGANIZATION
                                                           -----------------------------------------   --------------
                                                                 MARQUIS               MID CAP            MID CAP
                                                              GROWTH EQUITY             GROWTH             GROWTH
                                                                   FUND                  FUND               FUND
                                                           --------------------   ------------------   --------------
    Shares...............................................          2,556                 50,864              52,826
    Net assets...........................................        $38,617               $998,973          $1,037,590
    Net asset value:
      Class I............................................             --                  19.76               19.76
      Class A............................................          15.11                  19.59               19.59
      Class B............................................          14.96                  18.71               18.71
    Unrealized appreciation..............................          7,181                133,789             140,970

                                                                                                           AFTER
                                                                     BEFORE REORGANIZATION             REORGANIZATION
                                                           -----------------------------------------   --------------
                                                                 MARQUIS                SMALL              SMALL
                                                           SMALL CAPITALIZATION       CAP GROWTH         CAP GROWTH
                                                               EQUITY FUND               FUND               FUND
                                                           --------------------   ------------------   --------------
    Shares...............................................            402                 13,518             13,894
    Net assets...........................................         $3,669               $132,213           $135,882
    Net asset value:
      Class I............................................             --                   9.80               9.80
      Class A............................................           9.15                   9.77               9.77
      Class B............................................           9.04                   9.56               9.56
    Unrealized appreciation (depreciation)...............           (290)                13,114             12,824

                                                                                                           AFTER
                                                                     BEFORE REORGANIZATION             REORGANIZATION
                                                           -----------------------------------------   --------------
                                                                 MARQUIS            INTERNATIONAL      INTERNATIONAL
                                                           INTERNATIONAL EQUITY      EQUITY INDEX       EQUITY INDEX
                                                                   FUND                  FUND               FUND
                                                           --------------------   ------------------   --------------
    Shares...............................................            154                 35,324             35,420
    Net assets...........................................         $1,666               $615,179           $616,845
    Net asset value:
      Class I............................................             --                  17.43              17.43
      Class A............................................          10.84                  17.44              17.44
      Class B............................................          10.75                  16.79              16.79
    Unrealized appreciation (depreciation)...............            (10)                77,441             77,431

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

10. PEGASUS REORGANIZATION:

    The Trust entered an agreement and plan of reorganization and liquidation ("the Pegasus Reorganization") with the Pegasus Family of Funds (the "Pegasus Funds") pursuant to which all of the assets and liabilities of each Pegasus Fund transferred to a fund of the One Group in exchange for shares of the corresponding Fund of the One Group. The Pegasus Reorganization, which qualified as a tax-free exchange for Federal income tax purposes, was completed on March 21, 1999 following approval by shareholders of the Pegasus Funds at a special shareholder meeting. The following is a summary of shares outstanding, net assets, net asset value per share issued and unrealized appreciation immediately before and after the Pegasus Reorganization (amounts in thousands except per share amounts):

                                                                                                           AFTER
                                                                     BEFORE REORGANIZATION             REORGANIZATION
                                                           -----------------------------------------   --------------
                                                            PEGASUS SMALL CAP         SMALL CAP          SMALL CAP
                                                               OPPORTUNITY              VALUE              VALUE
                                                                   FUND                  FUND               FUND
                                                           --------------------   ------------------   --------------
    Shares...............................................          21,113                    --             21,113
    Net assets...........................................        $265,568                    --           $265,568
    Net asset value:
      Class I............................................           12.60                    --              12.60
      Class A............................................           12.42                    --              12.42
      Class B............................................           12.06                    --              12.06
    Unrealized appreciation (depreciation)...............         (27,398)                   --            (27,398)

                                                                                                           AFTER
                                                                     BEFORE REORGANIZATION             REORGANIZATION
                                                           -----------------------------------------   --------------
                                                                 PEGASUS             DISCIPLINED          MID CAP
                                                             INTRINSIC VALUE            VALUE              VALUE
                                                                   FUND                  FUND               FUND
                                                           --------------------   ------------------   --------------
    Shares...............................................          35,077                56,933              89,116
    Net assets...........................................        $431,541              $762,902          $1,194,443
    Net asset value:
      Class I............................................           12.36                 13.40               13.40
      Class A............................................           12.35                 13.44               13.44
      Class B............................................            8.44                 13.34               13.34
    Unrealized appreciation..............................          20,796                 5,804              26,600

                                                                                                           AFTER
                                                                     BEFORE REORGANIZATION             REORGANIZATION
                                                           -----------------------------------------   --------------
                                                             PEGASUS MID CAP         DIVERSIFIED        DIVERSIFIED
                                                               OPPORTUNITY             MID CAP            MID CAP
                                                                   FUND                  FUND               FUND
                                                           --------------------   ------------------   --------------
    Shares...............................................           60,666                  --               60,666
    Net assets...........................................       $1,158,396                  --           $1,158,396
    Net asset value:
      Class I............................................            19.23                  --                19.23
      Class A............................................            19.12                  --                19.12
      Class B............................................             8.93                  --                 8.93
    Unrealized appreciation..............................          279,698                  --              279,698

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

                                                                                                           AFTER
                                                                     BEFORE REORGANIZATION             REORGANIZATION
                                                           -----------------------------------------   --------------
                                                                 PEGASUS            LARGE COMPANY        LARGE CAP
                                                                  GROWTH                GROWTH             GROWTH
                                                                   FUND                  FUND               FUND
                                                           --------------------   ------------------   --------------
    Shares...............................................           57,006               112,233            153,039
    Net assets...........................................       $1,040,465            $2,857,472         $3,897,937
    Net asset value:
      Class I............................................            18.26                 25.41              25.41
      Class A............................................            18.20                 26.12              26.12
      Class B............................................            17.71                 25.25              25.25
    Unrealized appreciation..............................          440,128             1,159,202          1,599,331

                                                                                                           AFTER
                                                                     BEFORE REORGANIZATION             REORGANIZATION
                                                           -----------------------------------------   --------------
                                                                 PEGASUS                INCOME             EQUITY
                                                              EQUITY INCOME             EQUITY             INCOME
                                                                   FUND                  FUND               FUND
                                                           --------------------   ------------------   --------------
    Shares...............................................          48,278                40,743              63,004
    Net assets...........................................        $520,041              $951,505          $1,471,546
    Net asset value:
      Class I............................................           10.77                 23.36               23.36
      Class A............................................           10.81                 23.31               23.31
      Class B............................................           10.81                 23.35               23.35
      Class C............................................              --                 23.36               23.36
    Unrealized appreciation..............................          44,636               480,939             525,575

                                                                                                           AFTER
                                                                     BEFORE REORGANIZATION             REORGANIZATION
                                                           -----------------------------------------   --------------
                                                                 PEGASUS                VALUE           DIVERSIFIED
                                                              GROWTH & VALUE            GROWTH             EQUITY
                                                                   FUND                  FUND               FUND
                                                           --------------------   ------------------   --------------
    Shares...............................................           99,661               63,546             167,613
    Net assets...........................................       $1,497,085             $913,820          $2,410,905
    Net asset value:
      Class I............................................            15.11                14.39               14.39
      Class A............................................            15.10                14.37               14.37
      Class B............................................             8.08                14.21               14.21
      Class C............................................               --                14.30               14.30
    Unrealized appreciation..............................          339,726              252,416             592,142

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

                                                                                                           AFTER
                                                                     BEFORE REORGANIZATION             REORGANIZATION
                                                           -----------------------------------------   --------------
                                                              PEGASUS EQUITY            EQUITY             EQUITY
                                                                  INDEX                 INDEX              INDEX
                                                                   FUND                  FUND               FUND
                                                           --------------------   ------------------   --------------
    Shares...............................................           41,635                60,792             97,382
    Net assets...........................................       $1,102,256            $1,830,394         $2,932,650
    Net asset value:
      Class I............................................            26.59                 30.13              30.13
      Class A............................................            26.58                 30.10              30.10
      Class B............................................            15.21                 30.07              30.07
      Class C............................................               --                 30.11              30.11
    Unrealized appreciation..............................          533,510               747,825          1,281,335

                                                                                                           AFTER
                                                                     BEFORE REORGANIZATION             REORGANIZATION
                                                           -----------------------------------------   --------------
                                                              PEGASUS MARKET            MARKET             MARKET
                                                                EXPANSION             EXPANSION          EXPANSION
                                                                   FUND               INDEX FUND         INDEX FUND
                                                           --------------------   ------------------   --------------
    Shares...............................................          2,480                    --              2,480
    Net assets...........................................        $23,239                    --            $23,239
    Net asset value:
      Class I............................................           9.37                    --               9.37
      Class A............................................           9.37                    --               9.37
      Class B............................................           9.32                    --               9.32
    Unrealized appreciation..............................          4,213                    --              4,213

                                                                                                           AFTER
                                                                     BEFORE REORGANIZATION             REORGANIZATION
                                                           -----------------------------------------   --------------
                                                                 PEGASUS
                                                              INTERNATIONAL          DIVERSIFIED        DIVERSIFIED
                                                                  EQUITY            INTERNATIONAL      INTERNATIONAL
                                                                   FUND                  FUND               FUND
                                                           --------------------   ------------------   --------------
    Shares...............................................          43,389                   --              43,389
    Net assets...........................................        $626,584                   --            $626,584
    Net asset value:
      Class I............................................           14.45                   --               14.45
      Class A............................................           14.40                   --               14.40
      Class B............................................           13.47                   --               13.47
    Unrealized appreciation..............................         166,871                   --             166,871

One Group is distributed by
The One Group Services Company,
which is not affiliated with BANK
ONE CORPORATION. Banc One
Investment Advisors Corporation
serves as investment advisor to
the One Group, for which it
receives advisory fees.

Call Investor Services at
The One Group Service Center
at 1 800 480 4111 for a prospectus
containing complete information
about charges and expenses. Read
carefully before investing. Past
performance is no guarantee of
future results.



BANC ONE
INVESTMENT
ADVISORS
CORPORATION                                                     [LOGO] BANK ONE

TOG-F-041 (2/00)